UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09689

Wells Fargo Master Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-643-9691

Date of fiscal year end: February 28, 2011

Date of reporting period: May 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities: 28.71%
FFCB	1.20%	02/11/2014	$250,000	$250,370
FFCB	0.40	11/02/2012	100,000	100,061
FFCB	0.88	10/28/2013	200,000	199,804
FFCB	1.75	02/21/2013	300,000	306,266
FFCB	1.88	12/07/2012	250,000	255,663
FFCB	2.63	04/17/2014	2,600,000	2,727,171
FHLB	0.50	11/16/2012	250,000	250,360
FHLB	0.55	12/03/2012	1,000,000	1,000,026
FHLB	1.05	11/25/2013	200,000	200,633
FHLB%%	2.00	12/09/2014	400,000	403,353
FHLB	0.63	12/03/2012	500,000	500,010
FHLB	0.70	05/22/2013	500,000	499,753
FHLB	0.75	04/25/2013	100,000	100,005
FHLB	0.80	11/18/2013	1,000,000	1,000,799
FHLB	0.88	08/22/2012	1,000,000	1,006,830
FHLB	0.88	10/28/2013	500,000	499,774
FHLB	0.88	11/22/2013	200,000	200,274
FHLB	0.88	12/27/2013	1,000,000	1,002,262
FHLB	1.00	05/17/2013	250,000	250,776
FHLB	1.00	11/18/2013	500,000	500,942
FHLB	1.00	08/22/2014	200,000	199,666
FHLB%%	1.10	12/06/2013	400,000	400,228
FHLB	1.25	08/16/2013	200,000	200,365
FHLB	1.55	11/18/2015	200,000	199,396
FHLB	1.63	11/21/2012	1,750,000	1,782,328
FHLB	1.63	03/20/2013	1,500,000	1,531,631
FHLB	1.75	08/22/2012	2,500,000	2,543,798
FHLB	1.88	06/21/2013	2,000,000	2,055,260
FHLB	2.15	10/26/2016	200,000	198,552
FHLB	2.75	03/13/2015	1,000,000	1,053,660
FHLB	3.38	02/27/2013	1,500,000	1,576,329
FHLB	4.75	12/16/2016	1,000,000	1,140,512
FHLB	4.88	09/08/2017	1,000,000	1,146,877
FHLB	5.00	11/17/2017	2,000,000	2,307,844
FHLB	5.13	08/14/2013	100,000	109,952
FHLB	5.38	09/30/2022	100,000	115,648
FHLB # 363	4.50	11/15/2012	2,000,000	2,117,608
FHLB # 432	4.50	09/16/2013	1,500,000	1,630,764
FHLB # 467	5.25	06/18/2014	400,000	451,912
FHLB # 656	5.38	05/18/2016	2,250,000	2,633,162
FHLB # A79713	6.00	07/01/2038	372,054	409,485
FHLB # A86605	5.50	12/01/2035	3,124,492	3,400,753
FHLB # A87819	6.00	08/01/2039	1,175,201	1,293,066
FHLB # A90563	5.00	01/01/2040	9,996,449	10,654,173
FHLB # A95113	4.00	11/01/2040	6,963,351	7,014,420
FHLB # A96780	4.50	02/01/2041	1,980,760	2,057,708
FHLB # A97173	4.50	03/01/2041	7,064,565	7,347,285
FHLB # A97184	4.50	02/01/2041	9,976,410	10,363,191
FHLB # B15183	4.50	06/01/2014	320,225	331,280
FHLB # G01564	6.00	04/01/2033	94,627	105,093
FHLB # G03511	6.00	10/01/2037	167,128	183,994
FHLB # G04411	6.00	06/01/2038	421,485	471,353
FHLB # G04570	6.00	11/01/2037	249,545	274,728
FHLB # G06219	6.00	05/01/2040	6,152,575	6,773,481
FHLB # G06358	4.00	04/01/2041	7,960,968	8,029,305
FHLB # G06359	4.00	02/01/2041	4,970,322	5,009,880
FHLB # G08222	6.00	09/01/2037	12,104	13,326
FHLB # G13375	4.50	11/01/2023	305,024	323,636
FHLB # G13471	4.50	02/01/2024	396,305	420,488
FHLB # G13561	4.50	05/01/2024	373,026	395,671
FHLB # G13666	4.50	09/01/2024	141,492	150,082
FHLB # G14096	5.00	07/01/2025	4,692,096	5,037,649
FHLB # G14120	4.00	04/01/2026	6,923,459	7,228,091

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FHLB # J07292	4.50%	03/01/2023	$323,614	$343,361
FHLB # J07343	4.50	03/01/2023	187,696	199,149
FHLB # J09954	4.00	06/01/2024	143,814	150,321
FHLB # J10582	4.50	09/01/2024	228,001	241,843
FHLB # J11371	4.50	12/01/2024	430,893	457,052
FHLB # J12604	4.00	07/01/2025	1,697,342	1,772,025
FHLB # J13947	3.50	12/01/2025	9,368,011	9,569,326
FHLMC	5.13	11/17/2017	1,000,000	1,158,377
FHLMC	0.63	12/03/2012	500,000	500,011
FHLMC	0.63	05/23/2013	500,000	500,453
FHLMC	0.70	04/29/2013	200,000	200,163
FHLMC	0.75	10/26/2012	200,000	200,125
FHLMC	0.75	11/23/2012	500,000	500,383
FHLMC	0.75	12/17/2012	200,000	200,044
FHLMC	0.75	12/28/2012	3,000,000	3,016,830
FHLMC%%	0.75	06/07/2013	200,000	200,025
FHLMC%%	0.78	06/07/2013	500,000	500,291
FHLMC	0.88	02/15/2013	200,000	200,232
FHLMC	0.88	10/28/2013	1,500,000	1,504,502
FHLMC	0.95	03/07/2013	100,000	100,012
FHLMC	1.00	05/24/2013	400,000	401,805
FHLMC	1.00	12/09/2013	500,000	500,075
FHLMC%%	1.00	12/09/2013	200,000	200,143
FHLMC	1.00	01/27/2014	500,000	499,104
FHLMC	1.05	11/26/2013	250,000	250,338
FHLMC%%	1.05	12/09/2013	500,000	500,047
FHLMC	1.13	07/27/2012	1,500,000	1,513,539
FHLMC	1.13	08/22/2013	100,000	100,166
FHLMC	1.13	12/16/2013	200,000	200,057
FHLMC	1.20	09/24/2013	200,000	200,094
FHLMC	1.20	04/28/2014	200,000	200,089
FHLMC	1.25	07/25/2013	250,000	250,322
FHLMC	1.25	09/30/2013	200,000	200,131
FHLMC	1.25	05/23/2014	200,000	200,610
FHLMC%%	1.30	06/02/2014	100,000	100,192
FHLMC	1.35	03/28/2014	500,000	500,343
FHLMC	1.35	05/23/2014	250,000	250,870
FHLMC	1.38	01/09/2013	1,000,000	1,015,563
FHLMC	1.38	02/03/2014	1,000,000	1,001,569
FHLMC	1.38	02/25/2014	1,000,000	1,013,575
FHLMC%%	1.38	06/02/2014	100,000	100,186
FHLMC	1.50	02/11/2014	400,000	400,832
FHLMC	1.50	11/25/2014	1,000,000	1,003,613
FHLMC	1.63	04/15/2013	2,000,000	2,042,812
FHLMC	1.63	11/26/2014	100,000	100,268
FHLMC	1.63	12/09/2014	200,000	200,525
FHLMC	1.75	06/15/2012	1,000,000	1,015,358
FHLMC	1.75	11/26/2014	250,000	250,713
FHLMC	1.75	09/10/2015	1,000,000	1,009,078
FHLMC	1.75	11/23/2015	500,000	498,775
FHLMC	1.88	06/20/2012	300,000	305,022
FHLMC	2.10	12/15/2015	200,000	200,171
FHLMC	2.13	09/21/2012	2,000,000	2,046,666
FHLMC	2.13	08/25/2015	250,000	251,072
FHLMC	2.25	12/21/2015	200,000	202,063
FHLMC	2.25	12/22/2015	200,000	200,254
FHLMC	2.25	12/23/2015	200,000	201,415
FHLMC	2.50	01/07/2014	800,000	834,823
FHLMC	2.50	04/23/2014	1,250,000	1,305,670
FHLMC	2.50	05/25/2016	250,000	251,883
FHLMC	2.88	02/09/2015	2,750,000	2,906,261
FHLMC	3.00	07/28/2014	1,000,000	1,059,855
FHLMC	3.63	10/18/2013	1,500,000	1,602,372

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FHLMC	3.75%	06/28/2013	$2,000,000	$2,135,068
FHLMC	3.75	03/27/2019	1,900,000	2,024,461
FHLMC	4.38	07/17/2015	1,000,000	1,117,437
FHLMC	4.63	10/25/2012	2,000,000	2,120,142
FHLMC	4.75	11/17/2015	2,000,000	2,267,180
FHLMC	4.88	11/15/2013	2,300,000	2,532,325
FHLMC	4.88	06/13/2018	1,700,000	1,945,002
FHLMC	5.00	10/01/2024	780,987	837,283
FHLMC	5.13	07/15/2012	1,200,000	1,266,282
FHLMC	5.25	04/18/2016	650,000	753,583
FHLMC	5.50	08/13/2014	1,500,000	1,714,826
FHLMC	5.50	07/18/2016	650,000	762,144
FHLMC	5.50	08/23/2017	3,000,000	3,544,656
FHLMC	5.50	07/15/2036	350,000	396,966
FHLMC	5.55	10/04/2016	150,000	152,604
FHLMC	6.00	04/16/2037	1,000,000	1,036,076
FHLMC	6.25	07/15/2032	500,000	627,855
FHLMC	6.75	03/15/2031	1,000,000	1,314,444
FHLMC #1J1139±	4.73	06/01/2038	1,776,415	1,891,761
FHLMC #1J1368±	5.65	10/01/2036	198,627	209,610
FHLMC #1Q0612±	5.54	08/01/2038	1,947,338	2,095,413
FHLMC #783191±	5.64	04/01/2037	249,723	267,031
FHLMC #A11964	5.00	08/01/2033	4,092,738	4,382,507
FHLMC #A15183	6.00	11/01/2033	862,191	957,015
FHLMC #A15966	5.00	11/01/2033	572,853	613,411
FHLMC #A16693	5.50	12/01/2033	769,827	838,616
FHLMC #A19717	5.00	03/01/2034	522,266	558,835
FHLMC #A24888	6.00	07/01/2034	1,045,735	1,157,477
FHLMC #A29757	5.50	01/01/2035	1,423,360	1,547,876
FHLMC #A35253	5.50	06/01/2035	1,118,374	1,228,092
FHLMC #A35743	5.00	07/01/2035	1,897,989	2,028,513
FHLMC #A36541	5.00	08/01/2035	661,532	707,026
FHLMC #A41694	5.50	01/01/2036	602,696	655,420
FHLMC #A43030	6.00	02/01/2036	1,510,046	1,665,740
FHLMC #A47041	5.00	09/01/2035	1,892,742	2,034,734
FHLMC #A54804	6.50	06/01/2036	241,762	272,832
FHLMC #A55537	5.00	12/01/2036	362,167	386,168
FHLMC #A56988	5.50	02/01/2037	794,404	862,037
FHLMC #A58285	6.00	03/01/2037	142,192	156,541
FHLMC #A58420	5.50	03/01/2037	1,055,609	1,145,480
FHLMC #A64581	6.00	08/01/2037	307,042	338,029
FHLMC #A64624	6.00	08/01/2037	360,691	397,091
FHLMC #A64825	6.00	08/01/2037	280,622	309,556
FHLMC #A65018	6.00	08/01/2037	549,217	604,643
FHLMC #A65173	6.00	09/01/2037	35,004	38,536
FHLMC #A65773	6.00	09/01/2037	377,132	415,192
FHLMC #A66706	6.00	10/01/2037	356,347	392,309
FHLMC #A68939	6.00	11/01/2037	756,985	835,034
FHLMC #A69303	6.00	11/01/2037	177,832	195,778
FHLMC #A71048	6.00	12/01/2037	407,386	448,499
FHLMC #A75076	6.50	03/01/2038	389,682	439,397
FHLMC #A77194	5.50	05/01/2038	1,483,482	1,613,258
FHLMC #A77988	6.00	06/01/2038	243,028	267,478
FHLMC #A78253	6.00	06/01/2038	287,373	316,284
FHLMC #A79523	6.00	07/01/2038	575,595	633,503
FHLMC #A79832	6.00	07/01/2038	3,520,196	3,874,348
FHLMC #A79972	6.00	08/01/2038	131,949	145,224
FHLMC #A80659	5.00	02/01/2037	413,639	441,051
FHLMC #A80882	6.00	08/01/2038	534,942	588,760
FHLMC #A80985	6.00	08/01/2038	809,426	890,859
FHLMC #A81606	6.00	09/01/2038	417,274	459,254
FHLMC #A81619	6.00	09/01/2038	633,827	697,594
FHLMC #A81884	5.50	09/01/2038	524,642	568,734

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FHLMC #A82134	6.00%	10/01/2038	$293,025	$322,505
FHLMC #A83580	6.00	12/01/2038	7,771	8,553
FHLMC #A85636	6.00	04/01/2039	562,271	618,663
FHLMC #A85718	4.00	04/01/2039	1,756,399	1,773,671
FHLMC #A86314	4.00	05/01/2039	1,497,195	1,510,982
FHLMC #A86755	4.00	06/01/2039	479,138	483,550
FHLMC #A86951	4.50	06/01/2039	6,791,107	7,060,762
FHLMC #A86958	6.00	06/01/2039	15,255	16,790
FHLMC #A87820	6.00	08/01/2039	347,780	382,659
FHLMC #A87994	5.00	08/01/2039	2,436,048	2,600,528
FHLMC #A87997	5.00	08/01/2039	15,928,348	16,975,623
FHLMC #A88483	5.00	09/01/2039	4,365,016	4,651,991
FHLMC #A88938	6.00	09/01/2039	370,695	407,873
FHLMC #A88958	4.50	09/01/2039	4,359,062	4,532,147
FHLMC #A89388	6.00	10/01/2039	14,196	15,620
FHLMC #A89607	5.50	11/01/2039	2,275,439	2,465,962
FHLMC #A90319	5.00	12/01/2039	4,557,157	4,874,111
FHLMC #A90590	4.50	01/01/2040	4,723,768	4,917,240
FHLMC #A91526	4.50	03/01/2040	5,348,542	5,579,302
FHLMC #A92487	5.00	06/01/2040	9,105,232	9,720,013
FHLMC #A92506	5.00	06/01/2040	9,144,140	9,761,548
FHLMC #A93505	4.50	08/01/2040	4,545,378	4,721,600
FHLMC #A93700	4.50	09/01/2040	4,887,215	5,087,381
FHLMC #A94175	4.00	10/01/2040	2,901,064	2,925,967
FHLMC #A95393	4.00	12/01/2040	9,861,384	9,933,707
FHLMC #C03063	6.50	10/01/2037	332,266	374,656
FHLMC #C03461	4.00	02/01/2040	875,644	883,708
FHLMC #C03466	5.50	03/01/2040	8,982,191	9,746,906
FHLMC #C03467	5.50	04/01/2040	4,176,923	4,532,532
FHLMC #E01425	4.50	08/01/2018	2,224,398	2,366,180
FHLMC #E95352	4.50	04/01/2018	184,766	197,658
FHLMC #G01740	5.50	12/01/2034	838,146	912,253
FHLMC #G02074	5.50	02/01/2036	593,472	645,389
FHLMC #G02184	5.00	04/01/2036	270,685	289,299
FHLMC #G02386	6.00	11/01/2036	543,325	599,345
FHLMC #G02422	6.00	12/01/2036	219,429	242,054
FHLMC #G02478	5.50	12/01/2036	917,960	996,829
FHLMC #G02744	6.00	03/01/2037	709,031	782,136
FHLMC #G03120	6.00	08/01/2037	97,411	107,242
FHLMC #G03303	4.50	09/01/2035	462,139	483,270
FHLMC #G03392	6.00	10/01/2037	202,491	222,926
FHLMC #G03616	6.00	12/01/2037	2,323,446	2,557,923
FHLMC #G03734	6.00	01/01/2038	174,706	192,337
FHLMC #G04051	6.00	02/01/2038	431,272	474,660
FHLMC #G04063	6.00	02/01/2038	112,546	123,904
FHLMC #G04162	5.50	04/01/2038	2,341,030	2,545,824
FHLMC #G04173	6.50	12/01/2037	446,881	504,173
FHLMC #G04214	5.50	05/01/2038	8,353,152	9,055,176
FHLMC #G04316	6.00	05/01/2038	300,076	331,015
FHLMC #G04378	6.50	03/01/2038	844,239	951,946
FHLMC #G04385	5.50	07/01/2038	1,280,869	1,388,517
FHLMC #G04447	6.00	06/01/2038	183,356	201,803
FHLMC #G04448	5.50	07/01/2038	1,715,270	1,859,427
FHLMC #G04607	6.00	09/01/2038	306,929	337,807
FHLMC #G05204	6.00	01/01/2036	152,886	169,701
FHLMC #G05354	5.00	03/01/2039	1,428,631	1,527,993
FHLMC #G05369	6.00	03/01/2039	170,653	187,822
FHLMC #G05411	6.50	01/01/2039	113,106	127,535
FHLMC #G05633	5.50	08/01/2039	3,131,711	3,405,674
FHLMC #G05669	6.50	04/01/2039	1,102,960	1,243,673
FHLMC #G05680	6.50	04/01/2039	2,068,563	2,332,467
FHLMC #G05792	4.50	02/01/2040	13,982,739	14,542,322
FHLMC #G08180	6.00	02/01/2037	11,887	13,113

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FHLMC #G08190	4.50%	01/01/2037	$301,473	$313,821
FHLMC #G08192	5.50	04/01/2037	197,371	214,175
FHLMC #G08193	6.00	04/01/2037	9,067	9,982
FHLMC #G08368	4.50	10/01/2039	801,278	833,094
FHLMC #G11950	4.50	10/01/2018	459,826	491,908
FHLMC #G12491	5.00	01/01/2022	2,260,417	2,434,658
FHLMC #G12697	5.50	05/01/2022	146,464	158,597
FHLMC #G12741	6.00	08/01/2022	19,620	21,484
FHLMC #G13032	6.00	09/01/2022	353,721	387,332
FHLMC #G13151	6.00	03/01/2023	742,606	813,169
FHLMC #G13223	4.00	05/01/2023	260,264	272,692
FHLMC #G13232	5.00	06/01/2023	50,123	53,736
FHLMC #G13300	4.50	05/01/2023	3,783,513	4,014,386
FHLMC #G13727	5.50	11/01/2017	2,004,858	2,170,948
FHLMC #G13838	5.00	05/01/2025	1,431,660	1,534,859
FHLMC #G18274	6.00	09/01/2023	269,630	294,239
FHLMC #G18280	5.50	11/01/2023	391,470	423,901
FHLMC #G18320	4.00	08/01/2024	728,884	761,866
FHLMC #J02886	6.00	06/01/2021	3,162	3,478
FHLMC #J04533	6.00	03/01/2022	356,528	389,737
FHLMC #J04871	6.00	05/01/2022	8,588	9,388
FHLMC #J05191	6.00	07/01/2022	255,117	279,837
FHLMC #J05194	5.00	07/01/2022	9,984	10,719
FHLMC #J05195	5.00	07/01/2022	83,681	90,131
FHLMC #J05228	5.00	07/01/2022	257,097	276,031
FHLMC #J05243	5.00	07/01/2022	168,232	180,622
FHLMC #J05408	5.00	08/01/2022	66,232	71,110
FHLMC #J05455	5.00	09/01/2022	198,012	212,595
FHLMC #J08096	5.00	06/01/2023	195,626	209,727
FHLMC #J08112	5.00	06/01/2023	30,321	32,507
FHLMC #J08719	4.50	04/01/2024	255,187	272,035
FHLMC #J08719	5.00	10/01/2023	17,238	18,481
FHLMC #J09641	5.00	04/01/2024	10,073	10,799
FHLMC #J10539	5.00	08/01/2024	42,760	45,842
FHLMC #J10575	4.50	08/01/2024	1,617,552	1,720,805
FHLMC #J10903	5.00	10/01/2024	737,709	790,886
FHLMC #J11159	4.50	11/01/2024	619,306	656,903
FHLMC #J11703	4.50	02/01/2025	1,280,332	1,362,059
FHLMC #J11824	4.00	03/01/2025	6,127,546	6,397,158
FHLMC #J12250	4.00	06/01/2025	1,860,394	1,942,251
FHLMC #Z40003	6.00	11/01/2036	1,150,140	1,265,132
Financing Corporation	9.65	11/02/2018	500,000	724,512
FNMA	2.75	03/13/2014	2,000,000	2,103,514
FNMA	5.00	04/15/2015	1,000,000	1,139,083
FNMA	5.38	07/15/2016	1,000,000	1,166,027
FNMA	6.00	04/18/2036	500,000	554,309
FNMA	0.50	10/30/2012	1,500,000	1,503,093
FNMA	0.75	12/06/2012	500,000	500,019
FNMA	0.75	02/26/2013	2,500,000	2,513,670
FNMA	0.75	10/25/2013	200,000	199,924
FNMA	0.75	12/18/2013	2,500,000	2,494,298
FNMA	0.80	11/29/2013	200,000	200,037
FNMA	0.88	12/28/2012	200,000	200,071
FNMA	0.88	12/28/2012	200,000	200,071
FNMA	0.88	11/04/2013	500,000	498,385
FNMA	1.00	01/07/2013	200,000	200,120
FNMA	1.00	09/23/2013	500,000	503,393
FNMA	1.00	10/15/2013	100,000	100,191
FNMA	1.00	11/29/2013	1,000,000	1,001,259
FNMA	1.00	04/25/2014	500,000	499,122
FNMA	1.13	09/17/2013	500,000	505,126
FNMA	1.13	10/08/2013	500,000	504,865
FNMA	1.13	12/02/2013	200,000	200,004

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA	1.25%	06/22/2012	$700,000	$707,152
FNMA	1.25	09/30/2013	200,000	201,220
FNMA	1.25	10/28/2014	100,000	99,676
FNMA	1.30	12/30/2013	200,000	201,000
FNMA	1.35	02/24/2014	250,000	253,128
FNMA	1.38	12/30/2013	200,000	200,152
FNMA	1.38	01/27/2014	400,000	402,132
FNMA	1.40	01/06/2014	200,000	200,184
FNMA	1.45	01/24/2014	1,000,000	1,006,809
FNMA	1.50	12/30/2013	200,000	201,024
FNMA	1.50	02/25/2014	400,000	401,033
FNMA	1.50	08/26/2014	200,000	200,602
FNMA	1.50	09/23/2014	500,000	501,459
FNMA	1.50	11/23/2015	400,000	393,892
FNMA	1.52	10/28/2015	100,000	99,092
FNMA	1.55	01/27/2014	250,000	251,440
FNMA	1.55	08/12/2014	250,000	250,421
FNMA	1.55	10/27/2015	500,000	498,686
FNMA	1.63	10/26/2015	1,000,000	1,001,459
FNMA	1.63	11/09/2015	100,000	99,519
FNMA	1.65	10/29/2015	500,000	496,673
FNMA	1.70	02/25/2014	200,000	200,619
FNMA	1.75	08/10/2012	3,000,000	3,051,366
FNMA	1.75	12/28/2012	200,000	200,197
FNMA	1.75	02/22/2013	2,500,000	2,554,880
FNMA	1.75	05/07/2013	2,000,000	2,046,740
FNMA	1.75	07/14/2014	250,000	250,444
FNMA	1.80	06/02/2014	100,000	100,327
FNMA	1.85	09/09/2015	100,000	100,113
FNMA	1.88	10/15/2015	200,000	202,513
FNMA	2.00	11/30/2015	200,000	200,660
FNMA	2.00	12/15/2015	200,000	200,145
FNMA	2.00	03/28/2016	300,000	300,545
FNMA%%	2.25	06/06/2016	200,000	200,750
FNMA	2.38	07/28/2015	1,500,000	1,557,345
FNMA	2.38	04/11/2016	1,000,000	1,022,572
FNMA	2.50	05/15/2014	2,500,000	2,609,478
FNMA	2.63	11/20/2014	700,000	735,500
FNMA	2.75	03/21/2016	100,000	101,638
FNMA	2.75	03/28/2016	100,000	100,753
FNMA	2.88	12/11/2013	1,500,000	1,578,774
FNMA	3.00	09/16/2014	2,500,000	2,657,915
FNMA	4.00	09/30/2025	100,000	99,122
FNMA	4.00	11/01/2040	6,890,036	6,949,382
FNMA%%	4.00	12/01/2099	2,000,000	2,084,062
FNMA	4.38	09/15/2012	1,500,000	1,577,987
FNMA	4.38	03/15/2013	3,500,000	3,744,108
FNMA%%	4.50	09/25/2024	2,000,000	2,120,312
FNMA%%	4.50	06/01/2039	3,000,000	3,116,250
FNMA^	4.60	10/09/2019	200,000	140,742
FNMA	4.63	10/15/2013	600,000	655,180
FNMA	4.63	10/15/2014	1,000,000	1,115,916
FNMA^	4.67	06/01/2017	300,000	256,947
FNMA	4.88	12/15/2016	950,000	1,085,101
FNMA	5.00	02/13/2017	500,000	574,670
FNMA	5.00	05/11/2017	1,200,000	1,381,372
FNMA	5.00	10/01/2039	2,312,046	2,464,836
FNMA	5.25	08/01/2012	1,200,000	1,267,435
FNMA	5.38	06/12/2017	1,500,000	1,754,565
FNMA	5.38	04/11/2022	1,000,000	1,039,181
FNMA	5.45	10/18/2021	200,000	225,901
FNMA%%	5.50	03/25/2023	8,000,000	8,676,248
FNMA	5.63	11/15/2021	75,000	76,674

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

6

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA	5.63%	07/15/2037	$150,000	$173,447
FNMA	6.21	08/06/2038	200,000	250,308
FNMA	6.63	11/15/2030	1,300,000	1,691,305
FNMA	7.13	01/15/2030	500,000	677,944
FNMA	7.25	05/15/2030	1,300,000	1,802,197
FNMA #839466	4.50	09/01/2035	10,261,651	10,737,755
FNMA #889984	6.50	10/01/2038	280,118	316,599
FNMA #899686	6.50	08/01/2037	277,336	313,455
FNMA #930627	4.00	02/01/2024	52,951	55,355
FNMA #930739	4.00	03/01/2024	2,447,918	2,559,069
FNMA #931252	4.00	05/01/2024	157,984	165,157
FNMA #935711	4.00	10/01/2024	324,948	339,702
FNMA #944777	6.50	09/01/2037	12,428	14,047
FNMA #947986	6.50	11/01/2037	1,721,513	1,945,713
FNMA #950698	6.00	10/01/2037	8,049,361	8,867,268
FNMA #959805	6.50	11/01/2037	29,487	33,327
FNMA #965307	6.50	09/01/2038	66,637	75,322
FNMA #972609	5.50	04/01/2038	6,361,932	6,904,000
FNMA #990703	6.50	09/01/2038	6,763	7,667
FNMA #995258	5.50	01/01/2039	2,341,209	2,542,886
FNMA #995896	5.00	06/01/2039	3,726,906	3,972,613
FNMA #AA3349	3.50	10/01/2040	2,963,110	2,869,153
FNMA #AA3886	4.50	11/01/2040	3,884,318	4,040,260
FNMA #AA8408	4.00	06/01/2024	489,495	511,721
FNMA #AC3004	4.00	09/01/2024	347,285	363,054
FNMA #AD2344	4.00	03/01/2025	345,603	360,864
FNMA #AE0443	6.50	10/01/2039	2,194,792	2,480,629
FNMA # 256412	6.00	09/01/2016	17,431	18,746
FNMA #190360	5.00	08/01/2035	306,486	327,794
FNMA #190396	4.50	06/01/2039	4,058,837	4,223,054
FNMA #253879	6.00	07/01/2016	33,560	36,707
FNMA #254950	5.50	11/01/2033	591,764	644,960
FNMA #255146	6.00	01/01/2014	221,119	231,016
FNMA #255407	5.00	09/01/2024	346,605	372,781
FNMA #255857	5.50	08/01/2025	315,972	344,518
FNMA #256702	4.50	03/01/2022	266,248	283,867
FNMA #256758	4.50	05/01/2022	46,075	49,023
FNMA #256851	7.00	08/01/2037	139,062	159,553
FNMA #256982	6.00	11/01/2017	653,280	712,594
FNMA #257084	6.00	01/01/2018	201,583	218,606
FNMA #257262	5.50	07/01/2038	6,997,864	7,594,117
FNMA #310044	6.00	04/01/2014	153,199	167,278
FNMA #323099	6.00	04/01/2013	31,439	34,328
FNMA #323250	6.00	08/01/2013	17,379	18,133
FNMA #535733	6.50	08/01/2015	106,337	116,907
FNMA #545414	5.50	01/01/2017	447,791	486,287
FNMA #725690	6.00	08/01/2034	398,488	441,221
FNMA #725773	5.50	09/01/2034	268,637	292,534
FNMA #729333	5.50	07/01/2033	612,884	667,977
FNMA #735141	5.50	01/01/2035	7,693,514	8,377,891
FNMA #735382	5.00	04/01/2035	7,155,638	7,657,580
FNMA #745275	5.00	02/01/2036	12,004,069	12,838,610
FNMA #745526	6.00	05/01/2021	462,352	506,719
FNMA #745627±	5.54	04/01/2036	353,327	380,625
FNMA #745886	5.50	04/01/2036	1,707,029	1,857,811
FNMA #753669	6.00	11/01/2033	86,575	96,076
FNMA #767097	4.00	06/01/2019	1,093,349	1,156,660
FNMA #776966	5.00	04/01/2034	560,535	600,496
FNMA #777075	5.00	04/01/2034	1,505,025	1,612,479
FNMA #779510	5.00	06/01/2019	312,676	338,049
FNMA #783852	5.50	07/01/2034	854,004	929,972
FNMA #793607	5.00	09/01/2019	1,420,809	1,536,990
FNMA #793675	6.00	09/01/2034	375,326	415,575

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

7

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA #794514	5.00%	10/01/2019	$402,488	$435,149
FNMA #795047	5.50	10/01/2034	272,165	296,376
FNMA #796334	6.00	10/01/2034	345,579	382,638
FNMA #804666	6.00	11/01/2034	443,862	491,461
FNMA #805412	5.50	01/01/2035	1,063,813	1,157,780
FNMA #811460	5.00	06/01/2020	314,999	340,363
FNMA #812338	6.00	03/01/2035	200,777	221,931
FNMA #821030	4.50	05/01/2035	58,472	61,185
FNMA #822651	4.50	04/01/2035	155,571	162,789
FNMA #824601	5.50	12/01/2034	1,427,692	1,554,692
FNMA #826590	5.00	06/01/2035	2,414,142	2,581,977
FNMA #828346	5.00	07/01/2035	249,659	267,016
FNMA #828698	5.00	07/01/2035	114,522	122,484
FNMA #829190	5.00	07/01/2035	347,238	371,378
FNMA #830177	6.00	11/01/2038	192,651	212,166
FNMA #830957	5.50	08/01/2035	319,825	348,075
FNMA #831406	6.00	03/01/2036	238,210	263,159
FNMA #831625	7.00	06/01/2036	453,603	520,445
FNMA #831697	6.00	09/01/2036	479,983	529,655
FNMA #832199	4.50	07/01/2035	21,672	22,677
FNMA #834657	5.50	08/01/2035	872,833	949,931
FNMA #835284	5.50	09/01/2035	1,298,666	1,416,624
FNMA #835331	5.50	08/01/2035	1,916,584	2,085,876
FNMA #836068	4.50	10/01/2020	176,103	188,032
FNMA #836958	4.50	10/01/2035	340,826	356,639
FNMA #839064	6.00	01/01/2036	1,742,495	1,926,086
FNMA #843901	4.50	09/01/2035	843,898	883,051
FNMA #844158	5.00	11/01/2035	2,742,606	2,933,276
FNMA #844703	5.50	12/01/2035	2,585,557	2,813,939
FNMA #845782	4.50	10/01/2020	120,277	128,424
FNMA #847926	4.50	12/01/2020	254,341	271,570
FNMA #851264	5.50	05/01/2021	550,276	602,019
FNMA #865283	5.50	02/01/2036	1,769,079	1,923,684
FNMA #868424±	5.71	03/01/2036	715,252	763,860
FNMA #872244	6.00	05/01/2021	386,967	424,221
FNMA #878198	5.50	09/01/2036	233,025	253,390
FNMA #884631	6.50	06/01/2036	76,434	86,425
FNMA #885593	6.00	09/01/2036	468,352	516,820
FNMA #888221	5.50	03/01/2037	367,536	399,656
FNMA #888637	6.00	09/01/2037	340,604	375,214
FNMA #888645	5.00	08/01/2037	2,000,744	2,133,586
FNMA #888815	4.50	11/01/2022	303,565	323,654
FNMA #888890	6.50	10/01/2037	258,176	291,921
FNMA #889495	6.50	03/01/2038	37,640	42,542
FNMA #889533	5.50	06/01/2038	6,647,209	7,213,585
FNMA #892546	6.00	09/01/2021	190,835	209,207
FNMA #895995	6.50	07/01/2036	1,022,248	1,156,418
FNMA #897130	6.50	09/01/2036	482,735	546,050
FNMA #898818	6.00	11/01/2036	6,000,061	6,620,985
FNMA #899721	6.00	09/01/2037	318,321	350,667
FNMA #899953	6.00	12/01/2037	171,716	189,165
FNMA #900301	6.00	09/01/2036	24,404	26,929
FNMA #900959	6.50	09/01/2036	65,174	73,693
FNMA #902738	5.00	11/01/2036	1,285,010	1,371,133
FNMA #904767±	5.41	12/01/2036	64,803	69,592
FNMA #906270	6.00	01/01/2037	2,554,446	2,820,393
FNMA #907051±	5.69	10/01/2037	1,335,906	1,428,099
FNMA #908182	5.50	12/01/2021	166,427	180,734
FNMA #908249	6.50	12/01/2036	925,351	1,046,297
FNMA #909855	5.50	02/01/2037	538,931	592,598
FNMA #910535±	5.58	01/01/2037	80,333	86,539
FNMA #914224±	5.39	03/01/2037	179,076	189,570
FNMA #915356	4.50	05/01/2023	338,375	359,605

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

8

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA #917101	5.00%	05/01/2037	$309,082	$329,604
FNMA #917882	5.00	05/01/2037	889,185	948,224
FNMA #918049	6.50	05/01/2037	158,785	180,010
FNMA #918506	5.50	05/01/2037	760,700	829,319
FNMA #918619	5.50	06/01/2037	758,421	827,309
FNMA #919640	6.00	09/01/2037	1,976,316	2,177,132
FNMA #922123	6.50	04/01/2037	108,070	122,212
FNMA #922675±	4.76	06/01/2035	584,632	610,094
FNMA #928414	6.50	06/01/2037	663,310	750,309
FNMA #928433	7.00	05/01/2037	254,858	292,414
FNMA #928507	6.50	06/01/2037	306,487	347,264
FNMA #928774	6.00	10/01/2022	462,778	506,463
FNMA #928969	6.00	01/01/2018	480,884	520,908
FNMA #929723	6.00	07/01/2038	1,520,559	1,674,589
FNMA #929953	5.50	09/01/2038	944,273	1,024,730
FNMA #930324	6.00	12/01/2038	654,036	720,289
FNMA #930849	4.00	04/01/2024	4,094,541	4,280,459
FNMA #931011	5.00	04/01/2024	482,384	518,362
FNMA #931227	4.50	05/01/2039	1,823,778	1,901,556
FNMA #931409	4.00	06/01/2024	1,327,532	1,387,810
FNMA #932473	4.50	02/01/2040	8,138,063	8,467,321
FNMA #932491	4.50	02/01/2040	8,146,348	8,493,761
FNMA #933025	6.00	10/01/2037	23,486	25,873
FNMA #933465	5.50	02/01/2038	632,280	686,746
FNMA #933559	5.50	02/01/2038	4,026,899	4,370,011
FNMA #934427	6.00	09/01/2038	329,245	362,597
FNMA #934568	6.00	09/01/2038	273,062	300,723
FNMA #934699	6.00	12/01/2038	198,665	218,790
FNMA #937055	6.50	05/01/2037	3,387	3,828
FNMA #941102	6.50	09/01/2037	2,238,669	2,530,221
FNMA #941164	6.00	10/01/2037	2,477,126	2,742,765
FNMA #945074	7.00	08/01/2037	178,785	205,130
FNMA #945909	6.00	08/01/2037	288,701	318,037
FNMA #946008	6.00	09/01/2037	214,988	236,833
FNMA #946045	6.00	09/01/2037	285,417	314,419
FNMA #947654	6.00	10/01/2037	481,139	530,029
FNMA #947992	6.00	11/01/2037	183,354	201,985
FNMA #948007	6.50	10/01/2037	123,574	139,667
FNMA #949473	6.00	09/01/2037	227,518	250,636
FNMA #949594	6.00	08/01/2022	255,695	279,832
FNMA #950300	6.00	08/01/2037	514,917	569,169
FNMA #950863	6.00	09/01/2037	344,117	379,083
FNMA #950929	6.00	11/01/2037	116,143	127,945
FNMA #952033	4.50	05/01/2023	146,893	156,109
FNMA #953017	6.00	10/01/2037	10,969	12,084
FNMA #953436	6.50	11/01/2037	231,482	261,628
FNMA #955171	6.00	11/01/2037	247,213	272,333
FNMA #955488	6.50	10/01/2037	3,720,782	4,205,356
FNMA #955801	6.00	10/01/2037	311,502	343,154
FNMA #960622	6.00	01/01/2038	1,681,441	1,852,295
FNMA #962302	4.50	03/01/2038	2,183,747	2,274,147
FNMA #963318	5.00	05/01/2023	1,503,890	1,613,705
FNMA #964234	6.00	07/01/2023	512,190	559,578
FNMA #964241	6.00	07/01/2038	450,054	495,644
FNMA #964657	6.00	08/01/2038	262,317	288,889
FNMA #964796	6.00	08/01/2038	109,288	120,359
FNMA #964924	6.00	09/01/2038	15,100	16,630
FNMA #965105	6.00	09/01/2038	252,141	277,683
FNMA #965308	6.00	09/01/2038	173,199	190,744
FNMA #965649	6.00	01/01/2038	199,888	220,199
FNMA #966039	5.50	02/01/2038	436,773	474,398
FNMA #968280	6.00	02/01/2038	244,798	269,595
FNMA #969628	6.00	01/01/2038	199,576	219,856

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

9

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA #969862	6.00%	05/01/2038	$259,850	$286,172
FNMA #970535	5.50	10/01/2023	347,138	376,691
FNMA #971075	5.50	02/01/2024	56,142	60,922
FNMA #972134	6.50	01/01/2038	143,361	162,046
FNMA #972172	6.00	02/01/2038	380,963	420,625
FNMA #972746	4.50	02/01/2023	1,587,212	1,686,793
FNMA #973827	4.50	03/01/2023	880,622	936,973
FNMA #973996	6.00	02/01/2023	96,209	105,110
FNMA #974571	5.00	11/01/2036	606,709	649,267
FNMA #974886±	4.33	04/01/2038	295,153	311,413
FNMA #975288	4.50	05/01/2023	141,354	150,222
FNMA #975365	5.00	06/01/2023	974,150	1,045,283
FNMA #979639	5.00	06/01/2023	387,326	415,609
FNMA #982876	5.00	05/01/2023	398,780	430,267
FNMA #983111	5.50	09/01/2023	271,675	294,803
FNMA #983518	4.50	05/01/2023	92,922	98,752
FNMA #984260	5.50	05/01/2023	546,755	595,297
FNMA #985509	6.00	09/01/2038	312,927	344,626
FNMA #985815	6.00	07/01/2038	888,987	979,040
FNMA #986250	6.00	07/01/2038	138,956	153,033
FNMA #987128	6.00	09/01/2038	317,447	349,604
FNMA #987283	6.50	07/01/2038	109,323	123,572
FNMA #987380	6.00	10/01/2023	297,597	325,131
FNMA #988044	6.00	08/01/2038	66,119	72,816
FNMA #988220	6.50	09/01/2038	160,221	181,162
FNMA #988714	6.00	10/01/2038	345,973	381,020
FNMA #988746	6.00	11/01/2023	177,493	193,915
FNMA #988841	6.00	08/01/2038	260,918	287,348
FNMA #988953	5.50	08/01/2023	10,640	11,578
FNMA #990051	6.00	09/01/2038	280,886	309,340
FNMA #990080	6.00	08/01/2038	591,811	651,760
FNMA #990285	6.00	10/01/2038	216,635	238,580
FNMA #990380	6.50	09/01/2038	267,524	302,391
FNMA #990543	6.00	09/01/2038	353,539	389,352
FNMA #990741	6.00	09/01/2038	130,184	143,371
FNMA #991859	6.00	10/01/2038	88,988	98,002
FNMA #991932	6.00	12/01/2023	349,512	381,849
FNMA #992042	7.00	10/01/2038	7,344	8,420
FNMA #992235	6.00	11/01/2038	3,144,701	3,463,256
FNMA #992312	6.00	10/01/2038	182,641	201,143
FNMA #992490	5.50	11/01/2023	258,736	280,763
FNMA #992940	6.00	11/01/2038	320,868	353,372
FNMA #993091	6.00	01/01/2039	234,315	258,051
FNMA #993164	6.00	11/01/2038	187,108	206,062
FNMA #994128	6.00	11/01/2038	259,964	285,056
FNMA #994282	5.50	11/01/2023	26,351	28,594
FNMA #994339	6.00	01/01/2039	207,653	228,623
FNMA #994436	6.00	12/01/2038	570,208	627,969
FNMA #994897	5.50	09/01/2033	1,858,965	2,027,234
FNMA #995119	5.50	11/01/2038	12,322,314	13,372,237
FNMA #995230	6.50	01/01/2039	2,711,858	3,065,035
FNMA #995692	4.50	05/01/2024	1,600,373	1,700,780
FNMA #995778	6.00	11/01/2017	123,555	134,909
FNMA #995838	5.50	05/01/2039	2,294,015	2,491,627
FNMA #995901	4.50	07/01/2024	4,572,502	4,857,950
FNMA #A82829	6.00	11/01/2038	280,771	309,018
FNMA #AA0731	6.50	02/01/2039	229,252	259,109
FNMA #AA0781	6.00	04/01/2039	261,248	287,630
FNMA #AA1090	4.50	12/01/2023	479,498	509,581
FNMA #AA3078	4.50	02/01/2039	314,191	327,197
FNMA #AA3295	4.00	02/01/2039	2,250,416	2,271,910
FNMA #AA4662	4.50	05/01/2039	3,909,084	4,075,792
FNMA #AA7895	4.00	06/01/2024	901,701	942,643

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

10

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA #AB0035	4.50%	04/01/2039	$7,358,690	$7,663,314
FNMA #AB1048	4.50	05/01/2040	2,702,498	2,814,371
FNMA #AB1953	4.00	12/01/2040	4,915,895	4,964,381
FNMA #AB2068	3.50	01/01/2041	1,979,764	1,916,987
FNMA #AB2084	4.00	01/01/2041	7,456,328	7,518,221
FNMA #AB2277	4.50	02/01/2041	15,353,551	15,971,141
FNMA #AB2775	4.50	04/01/2041	4,986,785	5,193,221
FNMA #AC1258	4.00	08/01/2039	5,601,602	5,660,353
FNMA #AC1616	5.00	08/01/2039	8,912,917	9,501,919
FNMA #AC1928	4.00	08/01/2039	1,182,876	1,194,173
FNMA #AC2181	4.00	08/01/2039	3,320,491	3,352,204
FNMA #AC2968	4.50	09/01/2039	3,636,210	3,790,145
FNMA #AC2998	6.00	09/01/2024	22,458	24,662
FNMA #AC5843	4.50	05/01/2040	4,948,709	5,158,207
FNMA #AC7962	4.50	01/01/2025	4,143,234	4,401,884
FNMA #AC8563	4.00	01/01/2040	909,254	917,938
FNMA #AD0527	5.50	06/01/2039	4,355,693	4,730,904
FNMA #AD0891	5.00	03/01/2025	5,150,303	5,526,382
FNMA #AD1654	4.50	03/01/2040	5,101,462	5,328,586
FNMA #AD3770	4.00	03/01/2025	4,849,789	5,082,124
FNMA #AD4317	4.00	04/01/2040	4,600,325	4,638,512
FNMA #AD7134	5.00	07/01/2040	15,085,884	16,125,248
FNMA #AD7948	4.50	06/01/2040	2,317,801	2,410,852
FNMA #AE0349	6.00	04/01/2040	1,144,964	1,261,991
FNMA #AE0728	6.00	09/01/2039	855,096	941,983
FNMA #AE1173	4.00	07/01/2025	4,694,009	4,901,279
FNMA #AE2126	3.50	01/01/2041	583,131	564,640
FNMA #AE3778	3.50	02/01/2041	717,822	695,061
FNMA #AE5902%%±	3.46	10/01/2040	8,002,771	8,247,993
FNMA #AE7350	3.50	11/01/2025	6,798,889	6,940,744
FNMA #AE8049	3.50	12/01/2040	338,381	327,651
FNMA #AH1098	4.00	12/01/2040	986,908	995,101
FNMA #AH1527	3.50	12/01/2025	11,914,850	12,163,447
FNMA #AH1813	4.00	12/01/2040	1,973,472	1,989,853
FNMA #AH3782	4.00	02/01/2041	9,914,016	9,996,309
FNMA #AH3904±	2.97	03/01/2041	7,755,582	7,986,772
FNMA #AH4797	3.50	01/01/2041	74,114	71,764
FNMA #AH5496	3.50	01/01/2041	209,871	203,216
FNMA #AH5664	3.50	02/01/2041	749,817	726,041
FNMA #AH6990	3.50	01/01/2041	93,733	90,761
FNMA #AH8016	3.50	01/01/2036	68,081	65,965
FNMA #AH8239	3.50	02/01/2041	152,468	147,633
FNMA #AH9295±	3.03	03/01/2041	9,062,688	9,366,085
GNMA%%	4.00	01/15/2041	8,000,000	8,198,752
GNMA%%	4.50	09/15/2040	7,000,000	7,400,316
GNMA%%	5.00	11/15/2039	15,000,000	16,242,180
GNMA%%	6.00	10/15/2038	8,000,000	8,912,496
GNMA #337120	6.50	11/15/2023	1,073	1,223
GNMA #379192	6.50	12/15/2023	1,460	1,664
GNMA #487721	4.50	03/15/2039	12,629,181	13,407,741
GNMA #520782	5.00	03/15/2035	1,120,670	1,219,238
GNMA #605373	5.50	09/15/2034	676,015	748,889
GNMA #617417	6.50	02/15/2037	30,118	34,306
GNMA #617522	6.00	05/15/2037	507,811	566,565
GNMA #625436	6.50	09/15/2036	148,951	169,433
GNMA #632007	6.50	10/15/2036	372,910	423,999
GNMA #633305	5.50	12/15/2035	898,291	993,722
GNMA #648391	5.50	11/15/2035	738,058	816,466
GNMA #651722	5.50	02/15/2036	490,243	541,252
GNMA #651882	6.50	09/15/2036	235,248	267,597
GNMA #653068	5.50	03/15/2036	513,894	569,933
GNMA #654920	6.00	06/15/2036	626,102	704,999
GNMA #658328	4.50	03/15/2037	112,448	119,585

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

11

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
GNMA #659749	6.50%	11/15/2036	$9,297	$10,584
GNMA #663342	6.50	12/15/2036	27,017	30,775
GNMA #664629	7.00	03/15/2037	48,492	56,311
GNMA #667470	6.00	05/15/2037	89,762	100,147
GNMA #668585	6.00	08/15/2037	281,458	314,023
GNMA #669078	6.00	06/15/2037	242,778	270,868
GNMA #671433	6.00	07/15/2037	130,129	145,185
GNMA #672938	6.50	08/15/2038	172,227	195,533
GNMA #673220	6.00	10/15/2038	176,902	197,315
GNMA #676678	6.00	01/15/2038	1,386,623	1,546,623
GNMA #676812	6.50	04/15/2038	138,289	157,002
GNMA #676977	5.00	05/15/2038	12,324,245	13,365,854
GNMA #677213	5.50	08/15/2038	5,278,956	5,854,617
GNMA #677314	5.50	09/15/2038	369,512	409,807
GNMA #677606	6.50	12/15/2037	134,804	153,067
GNMA #681324	6.50	05/15/2038	21,601	24,524
GNMA #681332	6.50	05/15/2038	175,997	200,309
GNMA #682915	5.50	02/15/2041	349,293	385,200
GNMA #683124	5.50	03/15/2038	304,604	335,917
GNMA #684230	6.50	08/15/2038	35,461	40,260
GNMA #691547	6.50	07/15/2038	7,498	8,560
GNMA #693431	5.50	06/15/2038	121,739	134,254
GNMA #694553	5.50	12/15/2038	1,457,953	1,607,828
GNMA #695742	6.50	11/15/2038	9,056	10,281
GNMA #695746	6.00	11/15/2038	204,788	228,419
GNMA #696456	5.50	08/15/2038	159,674	176,088
GNMA #697595	6.50	11/15/2038	321,416	364,911
GNMA #698033	5.50	01/15/2039	905,708	998,813
GNMA #698223	4.00	06/15/2039	903,095	927,412
GNMA #698308	4.50	05/15/2039	2,611,002	2,773,393
GNMA #698507	6.00	10/15/2038	1,028,546	1,147,228
GNMA #698624	6.00	10/15/2038	175,284	195,510
GNMA #699457	6.00	10/15/2038	489,520	546,005
GNMA #700069	6.50	12/15/2038	616,676	700,126
GNMA #700821	6.50	10/15/2038	219,447	249,143
GNMA #702172	4.00	07/15/2039	713,870	733,093
GNMA #702190	4.00	07/15/2039	223,804	229,831
GNMA #704277	6.50	02/15/2039	7,336	8,329
GNMA #704439	4.50	03/15/2039	1,291,300	1,371,713
GNMA #706004	6.00	10/15/2038	87,018	97,059
GNMA #709475	5.00	06/15/2039	8,307,890	9,010,048
GNMA #709484	5.50	07/15/2039	155,066	171,007
GNMA #711321	6.00	01/15/2039	650,041	725,048
GNMA #712488	4.50	06/15/2039	2,066,425	2,193,815
GNMA #712495	4.50	06/15/2039	1,073,111	1,139,265
GNMA #713866	5.00	09/15/2039	11,200,374	12,174,997
GNMA #713872	4.50	09/15/2039	9,277,680	9,849,628
GNMA #716343	6.00	06/15/2039	62,793	70,195
GNMA #716586	6.00	08/15/2039	105,693	118,153
GNMA #716792	4.50	04/15/2039	2,565,622	2,723,787
GNMA #719773	5.50	03/15/2040	202,482	223,297
GNMA #720160	4.50	07/15/2039	3,468,934	3,682,786
GNMA #722269	4.50	09/15/2039	1,301,360	1,381,586
GNMA #722785	6.00	10/15/2039	141,040	157,314
GNMA #723234	4.50	10/15/2039	2,787,332	2,959,164
GNMA #723449	5.00	11/15/2039	2,598,514	2,824,629
GNMA #723526	4.50	12/15/2039	1,856,997	1,971,139
GNMA #723616	5.00	01/15/2040	4,453,031	4,840,521
GNMA #726000	4.50	05/15/2040	3,203,349	3,401,829
GNMA #727823	5.50	07/15/2040	353,008	389,296
GNMA #728627	4.50	01/15/2040	3,473,036	3,679,543
GNMA #731275	5.50	02/15/2040	316,043	348,532
GNMA #732718	5.50	03/15/2040	429,739	473,915

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

12

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
GNMA #737011	5.00%	02/15/2040	$2,633,954	$2,863,153
GNMA #737421	4.50	09/15/2040	1,319,929	1,398,412
GNMA #737532	4.00	10/15/2040	2,963,131	3,042,920
GNMA #737794	4.00	12/15/2040	4,952,933	5,087,849
GNMA #737898	4.00	01/15/2041	4,953,030	5,087,948
GNMA #737902	4.00	01/15/2041	1,987,257	2,041,389
GNMA #738003	4.50	02/15/2041	7,879,517	8,355,422
GNMA #739142	4.50	06/15/2040	2,695,366	2,855,633
GNMA #745086	4.50	06/15/2040	2,005,129	2,126,234
GNMA #749658	3.50	01/15/2041	751,012	738,471
GNMA #755144	4.50	11/15/2040	3,980,069	4,216,725
GNMA #755661	3.50	12/15/2040	748,839	736,333
GNMA #763823	5.50	04/15/2041	1,126,147	1,244,728
GNMA #782167	6.00	06/15/2037	66,288	73,978
GNMA #782273	5.50	02/15/2038	1,702,014	1,878,176
GNMA #782365	6.00	07/15/2038	1,735,025	1,935,588
GNMA #782379	6.00	08/15/2038	690,706	770,405
GNMA #782405	5.50	09/15/2038	4,208,624	4,642,250
GNMA #782407	5.50	09/15/2038	310,776	342,740
GNMA #782776	6.00	09/15/2038	699,876	780,707
GNMA #782789	5.50	10/15/2039	4,585,352	5,056,719
GNMA #782831	6.00	12/15/2039	1,364,348	1,522,027
GNMA #782916	5.50	02/15/2040	106,247	117,169
GNMA #783024	5.00	07/15/2040	3,602,110	3,906,550
Tennessee Valley Authority	3.88	02/15/2021	1,320,000	1,372,495
Tennessee Valley Authority	4.50	04/01/2018	200,000	223,255
Tennessee Valley Authority	5.25	09/15/2039	400,000	436,918
Tennessee Valley Authority	5.50	07/18/2017	650,000	763,798
Tennessee Valley Authority	6.15	01/15/2038	400,000	490,413
Tennessee Valley Authority 1997 Series C	5.88	04/01/2036	300,000	355,024
Tennessee Valley Authority 2005 Series A	4.65	06/15/2035	200,000	200,602
Tennessee Valley Authority Series A	4.88	01/15/2048	200,000	204,345

Total Agency Securities (Cost $1,184,193,076)				1,221,198,767

Asset Backed Securities: 0.02%
Continental Airlines 2009-2 Class A Pass Through Trust	7.25	05/10/2021	190,383	206,328
Continental Airlines Incorporated	9.00	07/08/2016	140,906	161,337
Delta Air Lines Incorporated	7.75	06/17/2021	195,241	212,813

Total Asset Backed Securities (Cost $556,313)				580,478

Corporate Bonds and Notes: 21.11%

Consumer Discretionary: 1.86%

Auto Components: 0.03%

Borgwarner Incorporated	4.63	09/15/2020	100,000	103,234
Johnson Controls Incorporated	1.75	03/01/2014	200,000	201,981
Johnson Controls Incorporated	4.25	03/01/2021	120,000	122,391
Johnson Controls Incorporated	4.88	09/15/2013	250,000	270,340
Johnson Controls Incorporated	5.00	03/30/2020	100,000	107,986
Johnson Controls Incorporated	5.50	01/15/2016	250,000	281,573
Johnson Controls Incorporated	5.70	03/01/2041	240,000	251,296
O’Reilly Automotive Incorporated	4.88	01/14/2021	45,000	46,139

				1,384,940

Commercial Services & Supplies: 0.03%

Western Union Company	5.25	04/01/2020	80,000	85,486
Western Union Company	5.93	10/01/2016	75,000	85,471
Western Union Company	6.20	11/17/2036	75,000	79,273

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

13

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Commercial Services & Supplies (continued)

Western Union Company	6.20%	06/21/2040	$200,000	$206,583
Western Union Company	6.50	02/26/2014	500,000	562,580

				1,019,393

Diversified Consumer Services: 0.06%

Board of Trustees of The Leland Stanford Junior University, Stanford University	4.75	05/01/2019	500,000	546,825
Cornell University	5.45	02/01/2019	100,000	113,319
Dartmouth College	4.75	06/01/2019	75,000	82,201
Johns Hopkins University	5.25	07/01/2019	250,000	281,670
President & Fellows of Harvard College	4.88	10/15/2040	300,000	303,507
Princeton University	5.70	03/01/2039	500,000	557,015
Vanderbilt University	5.25	04/01/2019	250,000	279,900
Yale University	2.90	10/15/2014	325,000	341,851

				2,506,288

Hotels, Restaurants & Leisure: 0.12%

Darden Restaurants Incorporated	5.63	10/15/2012	250,000	264,575
Darden Restaurants Incorporated	6.20	10/15/2017	105,000	120,602
Darden Restaurants Incorporated	6.80	10/15/2037	20,000	22,742
International Game Technology	5.50	06/15/2020	250,000	261,768
Marriott International	5.81	11/10/2015	425,000	469,901
Marriott International Series J	5.63	02/15/2013	100,000	107,031
McDonald’s Corporation	3.50	07/15/2020	200,000	201,551
McDonald’s Corporation	5.80	10/15/2017	100,000	118,271
McDonald’s Corporation	6.30	10/15/2037	300,000	358,757
McDonald’s Corporation Series MTN	3.63	05/20/2021	100,000	100,373
McDonald’s Corporation Series MTN	4.30	03/01/2013	400,000	424,518
McDonald’s Corporation Series MTN	5.35	03/01/2018	400,000	458,289
McDonald’s Corporation Series MTN	6.30	03/01/2038	600,000	712,306
Starbucks Corporation	6.25	08/15/2017	500,000	587,345
Yum! Brands Incorporated	5.30	09/15/2019	250,000	272,157
Yum! Brands Incorporated	6.25	03/15/2018	600,000	694,033
Yum! Brands Incorporated	6.88	11/15/2037	50,000	58,279

				5,232,498

Household Durables: 0.04%

Fortune Brands Incorporated	3.00	06/01/2012	300,000	304,646
Fortune Brands Incorporated	5.38	01/15/2016	200,000	217,272
Fortune Brands Incorporated	6.38	06/15/2014	250,000	278,747
MDC Holdings Incorporated	5.38	07/01/2015	65,000	67,808
Newell Rubbermaid Incorporated	4.70	08/15/2020	200,000	203,753
Newell Rubbermaid Incorporated	5.50	04/15/2013	200,000	214,831
Newell Rubbermaid Incorporated	6.25	04/15/2018	165,000	185,812
Whirlpool Corporation	8.60	05/01/2014	320,000	374,713

				1,847,582

Internet & Catalog Retail: 0.01%
Expedia Incorporated	5.95	08/15/2020	400,000	400,000

Leisure Equipment & Products: 0.02%

Hasbro Incorporated	6.13	05/15/2014	300,000	332,345
Hasbro Incorporated	6.35	03/15/2040	155,000	163,034
Mattel Incorporated	4.35	10/01/2020	100,000	101,374
Mattel Incorporated	6.20	10/01/2040	100,000	105,451

				702,204

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

14

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Media: 1.18%

CBS Corporation	4.63%	05/15/2018	$180,000	$188,324
CBS Corporation	7.88	07/30/2030	600,000	727,013
CBS Corporation	8.88	05/15/2019	500,000	645,881
Comcast Corporation	4.95	06/15/2016	350,000	384,440
Comcast Corporation	5.15	03/01/2020	500,000	538,223
Comcast Corporation	5.30	01/15/2014	800,000	880,854
Comcast Corporation	5.70	07/01/2019	1,000,000	1,117,789
Comcast Corporation	5.85	11/15/2015	500,000	567,682
Comcast Corporation	5.88	02/15/2018	75,000	84,597
Comcast Corporation	5.90	03/15/2016	975,000	1,110,417
Comcast Corporation	6.30	11/15/2017	500,000	581,513
Comcast Corporation	6.40	03/01/2040	500,000	544,937
Comcast Corporation	6.45	03/15/2037	900,000	978,175
Comcast Corporation	6.50	11/15/2035	550,000	604,854
Comcast Corporation	6.55	07/01/2039	650,000	718,486
Comcast Corporation	6.95	08/15/2037	400,000	460,577
Comcast Corporation	8.38	03/15/2013	365,000	410,677
Cox Communications Incorporated	4.63	06/01/2013	500,000	532,108
Cox Communications Incorporated	5.45	12/15/2014	180,000	201,202
Cox Communications Incorporated	7.13	10/01/2012	300,000	323,676
DIRECTV Holdings LLC	5.00	03/01/2021	700,000	727,878
DIRECTV Holdings LLC	3.55	03/15/2015	285,000	298,697
DIRECTV Holdings LLC	4.60	02/15/2021	350,000	354,078
DIRECTV Holdings LLC	4.75	10/01/2014	500,000	547,850
DIRECTV Holdings LLC	5.20	03/15/2020	330,000	351,763
DIRECTV Holdings LLC	5.88	10/01/2019	1,000,000	1,118,109
DIRECTV Holdings LLC	6.00	08/15/2040	400,000	410,241
DIRECTV Holdings LLC	6.35	03/15/2040	145,000	155,741
DIRECTV Holdings LLC	6.38	03/01/2041	500,000	534,820
DIRECTV Holdings LLC	7.63	05/15/2016	620,000	677,350
Discovery Communications	3.70	06/01/2015	250,000	263,578
Discovery Communications	5.05	06/01/2020	750,000	798,500
Discovery Communications	6.35	06/01/2040	250,000	269,558
McGraw-Hill Company Incorporated	5.90	11/15/2017	250,000	282,512
NBC Universal Incorporated††	3.65	04/30/2015	800,000	841,122
NBC Universal Incorporated††	4.38	04/01/2021	1,500,000	1,491,042
NBC Universal Incorporated††	6.40	04/30/2040	1,000,000	1,086,540
News America Incorporated††	4.50	02/15/2021	500,000	505,293
News America Incorporated	5.30	12/15/2014	180,000	200,891
News America Incorporated††	6.15	02/15/2041	735,000	753,961
News America Incorporated	6.40	12/15/2035	750,000	794,243
News America Incorporated	6.65	11/15/2037	600,000	656,443
News America Incorporated	6.90	03/01/2019	1,300,000	1,544,737
News America Incorporated	6.90	08/15/2039	500,000	564,492
News America Incorporated	8.15	10/17/2036	250,000	319,714
Omnicom Group Incorporated	4.45	08/15/2020	90,000	90,332
Omnicom Group Incorporated	6.25	07/15/2019	650,000	739,853
TCI Communications Incorporated	7.13	02/15/2028	350,000	411,581
TCI Communications Incorporated	8.75	08/01/2015	500,000	615,459
Thompson Reuters Corporation	5.85	04/15/2040	134,000	144,699
Time Warner Cable Incorporated	3.50	02/01/2015	250,000	261,026
Time Warner Cable Incorporated	4.13	02/15/2021	500,000	481,935
Time Warner Cable Incorporated	4.70	01/15/2021	250,000	255,228
Time Warner Cable Incorporated	4.88	03/15/2020	500,000	520,816
Time Warner Cable Incorporated	5.00	02/01/2020	535,000	556,316
Time Warner Cable Incorporated	5.40	07/02/2012	850,000	891,458
Time Warner Cable Incorporated	5.85	05/01/2017	500,000	559,460
Time Warner Cable Incorporated	5.88	11/15/2016	1,000,000	1,144,730
Time Warner Cable Incorporated	5.88	11/15/2040	250,000	246,852
Time Warner Cable Incorporated	6.20	07/01/2013	600,000	659,873
Time Warner Cable Incorporated	6.20	03/15/2040	300,000	312,530
Time Warner Cable Incorporated	6.25	03/29/2041	500,000	522,495
Time Warner Cable Incorporated	6.50	11/15/2036	252,000	271,572

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

15

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Media (continued)

Time Warner Cable Incorporated	6.55%	05/01/2037	$500,000	$532,058
Time Warner Cable Incorporated	6.63	05/15/2029	800,000	885,703
Time Warner Cable Incorporated	6.75	07/01/2018	2,000,000	2,325,334
Time Warner Cable Incorporated	6.75	06/15/2039	500,000	549,408
Time Warner Cable Incorporated	7.30	07/01/2038	800,000	929,232
Time Warner Cable Incorporated	7.50	04/01/2014	150,000	173,396
Time Warner Cable Incorporated	7.57	02/01/2024	250,000	309,979
Time Warner Cable Incorporated	7.63	04/15/2031	825,000	994,957
Time Warner Cable Incorporated	7.70	05/01/2032	700,000	853,471
Time Warner Cable Incorporated	8.25	02/14/2014	150,000	175,246
Time Warner Cable Incorporated	8.25	04/01/2019	650,000	813,164
Time Warner Cable Incorporated	8.38	03/15/2023	250,000	318,482
Time Warner Cable Incorporated	8.38	07/15/2033	300,000	386,771
Time Warner Cable Incorporated	8.75	02/14/2019	204,000	260,621
Time Warner Cable Incorporated	9.15	02/01/2023	250,000	336,296
Viacom Incorporated	3.50	04/01/2017	100,000	101,965
Viacom Incorporated	4.38	09/15/2014	150,000	161,734
Viacom Incorporated	4.50	03/01/2021	500,000	505,875
Viacom Incorporated	5.50	05/15/2033	200,000	192,597
Viacom Incorporated	5.63	09/15/2019	150,000	167,818
Viacom Incorporated	6.13	10/05/2017	250,000	287,648
Viacom Incorporated	6.75	10/05/2037	50,000	56,471
Viacom Incorporated	6.88	04/30/2036	680,000	773,099
Walt Disney Company	4.50	12/15/2013	700,000	761,566
Walt Disney Company	4.70	12/01/2012	500,000	530,435
Walt Disney Company	5.50	03/15/2019	500,000	578,483
Walt Disney Company Series MTNB	7.00	03/01/2032	75,000	94,703
Walt Disney Company Series MTNC	5.63	09/15/2016	250,000	291,876

				50,185,181

Multiline Retail: 0.16%

Kohl’s Corporation	6.00	01/15/2033	65,000	68,906
Kohl’s Corporation	6.25	12/15/2017	500,000	590,194
Macy’s Retail Holdings Incorporated%%	5.90	12/01/2016	500,000	566,250
Macy’s Retail Holdings Incorporated%%	6.70	07/15/2034	500,000	546,250
Nordstrom Incorporated	4.75	05/01/2020	135,000	143,146
Nordstrom Incorporated	6.25	01/15/2018	500,000	586,932
Nordstrom Incorporated	6.75	06/01/2014	60,000	68,977
Target Corporation	5.13	01/15/2013	700,000	748,599
Target Corporation	5.38	05/01/2017	350,000	402,425
Target Corporation	5.88	07/15/2016	300,000	352,392
Target Corporation	6.00	01/15/2018	500,000	588,002
Target Corporation	6.50	10/15/2037	400,000	466,860
Target Corporation	7.00	07/15/2031	500,000	617,698
Target Corporation	7.00	01/15/2038	800,000	985,312

				6,731,943

Specialty Retail: 0.20%

Autozone Incorporated	5.75	01/15/2015	150,000	168,390
Autozone Incorporated	5.88	10/15/2012	200,000	212,363
Autozone Incorporated	6.50	01/15/2014	450,000	506,386
Best Buy Company Incorporated	3.75	03/15/2016	100,000	101,132
Best Buy Company Incorporatted	5.50	03/15/2021	350,000	353,659
Family Dollar Stores Incorporated	5.00	02/01/2021	100,000	99,313
Home Depot Incorporated	3.95	09/15/2020	400,000	401,526
Home Depot Incorporated	4.40	04/01/2021	500,000	509,979
Home Depot Incorporated	5.25	12/16/2013	550,000	602,796
Home Depot Incorporated	5.40	03/01/2016	680,000	766,383
Home Depot Incorporated	5.40	09/15/2040	200,000	195,099
Home Depot Incorporated	5.88	12/16/2036	1,000,000	1,041,267

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

16

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Specialty Retail (continued)

Home Depot Incorporated	5.95%	04/01/2041	$500,000	$524,439
Lowe’s Companies Incorporated	3.75	04/15/2021	150,000	148,788
Lowe’s Companies Incorporated	4.63	04/15/2020	400,000	429,261
Lowe’s Companies Incorporated	5.00	10/15/2015	600,000	679,663
Lowe’s Companies Incorporated	5.80	10/15/2036	250,000	268,266
Lowe’s Companies Incorporated	5.80	04/15/2040	110,000	119,107
Lowe’s Companies Incorporated	6.50	03/15/2029	75,000	85,403
Lowe’s Companies Incorporated	6.65	09/15/2037	350,000	413,222
Staples Incorporated	9.75	01/15/2014	500,000	598,984
TJX Companies Incorporated	4.20	08/15/2015	250,000	272,084
TJX Companies Incorporated	6.95	04/15/2019	85,000	104,598

				8,602,108

Textiles, Apparel & Luxury Goods: 0.01%

Cintas Corporation	6.15	08/15/2036	50,000	55,943
VF Corporation	5.95	11/01/2017	100,000	117,746
VF Corporation	6.45	11/01/2037	150,000	176,514

				350,203

Consumer Staples: 1.92%

Beverages: 0.50%

Anheuser-Busch Companies Incorporated	4.38	01/15/2013	180,000	189,407
Anheuser-Busch Companies Incorporated	5.50	01/15/2018	200,000	225,670
Anheuser-Busch Companies Incorporated	5.60	03/01/2017	50,000	57,035
Anheuser-Busch Companies Incorporated	5.75	04/01/2036	250,000	267,575
Anheuser-Busch InBev Worldwide Incorporated	2.88	02/15/2016	45,000	45,823
Anheuser-Busch InBev Worldwide Incorporated	3.00	10/15/2012	750,000	769,936
Anheuser-Busch InBev Worldwide Incorporated	4.13	01/15/2015	625,000	673,741
Anheuser-Busch InBev Worldwide Incorporated	4.38	02/15/2021	30,000	30,871
Anheuser-Busch InBev Worldwide Incorporated	5.00	04/15/2020	500,000	540,483
Anheuser-Busch InBev Worldwide Incorporated	5.38	11/15/2014	1,500,000	1,679,595
Anheuser-Busch InBev Worldwide Incorporated	5.38	01/15/2020	900,000	997,709
Anheuser-Busch InBev Worldwide Incorporated	6.38	01/15/2040	750,000	870,477
Anheuser-Busch InBev Worldwide Incorporated	7.75	01/15/2019	1,500,000	1,914,936
Anheuser-Busch InBev Worldwide Incorporated	8.20	01/15/2039	500,000	706,199
Bottling Group LLC	4.63	11/15/2012	100,000	105,732
Bottling Group LLC	5.00	11/15/2013	500,000	548,008
Bottling Group LLC	6.95	03/15/2014	750,000	868,167
Brown-Forman Corporation	2.50	01/15/2016	100,000	101,133
Coca-Cola Company	0.75	11/15/2013	450,000	447,692
Coca-Cola Company	1.50	11/15/2015	1,200,000	1,179,102
Coca-Cola Company	3.15	11/15/2020	1,010,000	980,167
Coca-Cola Company	3.63	03/15/2014	300,000	322,137
Coca-Cola Enterprises Incorporated	3.50	09/15/2020	500,000	485,667
Coca-Cola Enterprises Incorporated	4.50	09/01/2021	100,000	103,821
Coca-Cola Enterprises Incorporated	5.00	08/15/2013	100,000	108,883
Coca-Cola Enterprises Incorporated	7.38	03/03/2014	500,000	583,822
Diageo Investment Corporation	7.45	04/15/2035	150,000	196,922
Dr Pepper Snapple Group Incorporated	2.35	12/21/2012	250,000	255,565
Dr Pepper Snapple Group Incorporated	2.90	01/15/2016	500,000	507,786
Dr Pepper Snapple Group Incorporated	7.45	05/01/2038	100,000	129,593
PepsiAmericas Incorporated	4.38	02/15/2014	500,000	542,720
PepsiCo Incorporated	3.10	01/15/2015	700,000	735,877
PepsiCo Incorporated	3.13	11/01/2020	1,000,000	956,286
PepsiCo Incorporated	3.75	03/01/2014	500,000	535,156
PepsiCo Incorporated	4.50	01/15/2020	200,000	213,699
PepsiCo Incorporated	5.00	06/01/2018	1,000,000	1,109,818
PepsiCo Incorporated	5.50	01/15/2040	600,000	642,497
PepsiCo Incorporated	7.90	11/01/2018	500,000	649,330

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

17

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Beverages (continued)

PepsiCo Incorporated Series B	7.00%	03/01/2029	$100,000	$126,905

				21,405,942

Food & Staples Retailing: 0.52%

Costco Wholesale Corporation	5.50	03/15/2017	400,000	467,914
CVS Caremark Corporation	3.25	05/18/2015	250,000	259,717
CVS Caremark Corporation	4.75	05/18/2020	250,000	262,651
CVS Caremark Corporation	5.75	06/01/2017	400,000	454,266
CVS Caremark Corporation	6.13	08/15/2016	250,000	287,769
CVS Caremark Corporation	6.13	09/15/2039	700,000	730,365
CVS Caremark Corporation	6.25	06/01/2027	265,000	296,503
CVS Caremark Corporation	6.30	06/01/2062	500,000	495,000
CVS Caremark Corporation	6.60	03/15/2019	500,000	590,233
Delhaize America Incorporated	9.00	04/15/2031	500,000	665,595
Kroger Company	3.90	10/01/2015	150,000	159,129
Kroger Company	4.95	01/15/2015	100,000	110,227
Kroger Company	5.50	02/01/2013	200,000	213,791
Kroger Company	6.15	01/15/2020	800,000	936,365
Kroger Company	6.90	04/15/2038	300,000	354,763
Kroger Company	7.50	01/15/2014	250,000	285,972
Kroger Company	7.50	04/01/2031	75,000	92,650
Safeway Incorporated	5.00	08/15/2019	750,000	793,659
Safeway Incorporated	5.80	08/15/2012	89,000	94,070
Safeway Incorporated	6.25	03/15/2014	500,000	557,977
Safeway Incorporated	7.25	02/01/2031	75,000	88,565
Sysco Corporation	5.25	02/12/2018	300,000	335,467
Sysco Corporation	4.20	02/12/2013	250,000	263,948
Sysco Corporation	6.63	03/17/2039	200,000	250,621
Wal-Mart Stores Incorporated	1.50	10/25/2015	250,000	245,246
Wal-Mart Stores Incorporated	1.63	04/15/2014	350,000	354,600
Wal-Mart Stores Incorporated	2.25	07/08/2015	1,250,000	1,271,604
Wal-Mart Stores Incorporated	2.88	04/01/2015	150,000	156,728
Wal-Mart Stores Incorporated	3.20	05/15/2014	500,000	531,868
Wal-Mart Stores Incorporated	3.63	07/08/2020	1,100,000	1,096,389
Wal-Mart Stores Incorporated	4.25	04/15/2021	500,000	514,149
Wal-Mart Stores Incorporated	4.55	05/01/2013	1,380,000	1,481,837
Wal-Mart Stores Incorporated	4.88	07/08/2040	850,000	800,272
Wal-Mart Stores Incorporated	5.25	09/01/2035	825,000	834,221
Wal-Mart Stores Incorporated	5.63	04/15/2041	1,000,000	1,048,402
Wal-Mart Stores Incorporated	5.80	02/15/2018	700,000	811,503
Wal-Mart Stores Incorporated	5.88	04/05/2027	100,000	113,860
Wal-Mart Stores Incorporated	6.20	04/15/2038	1,000,000	1,124,975
Wal-Mart Stores Incorporated	6.50	08/15/2037	1,000,000	1,164,084
Wal-Mart Stores Incorporated	7.55	02/15/2030	500,000	655,339
Walgreen Company	4.88	08/01/2013	500,000	542,839
Walgreen Company	5.25	01/15/2019	250,000	282,423

				22,077,556

Food Products: 0.45%

Archer-Daniels-Midland Company	4.48	03/01/2021	535,000	562,564
Archer-Daniels-Midland Company	5.38	09/15/2035	350,000	364,784
Archer-Daniels-Midland Company	5.45	03/15/2018	100,000	114,389
Archer-Daniels-Midland Company	5.77	03/01/2041	340,000	367,282
Archer-Daniels-Midland Company	5.94	10/01/2032	500,000	557,336
Campbell Soup Company	3.38	08/15/2014	300,000	322,084
Campbell Soup Company	4.50	02/15/2019	285,000	304,837
Campbell Soup Company	4.88	10/01/2013	250,000	273,217
ConAgra Foods Incorporated	7.00	04/15/2019	500,000	581,939
ConAgra Foods Incorporated	8.25	09/15/2030	120,000	146,507
Corn Products International Incorporated	4.63	11/01/2020	300,000	306,305

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

18

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Food Products (continued)

General Mills Incorporated	5.25%	08/15/2013	$300,000	$326,970
General Mills Incorporated	5.40	06/15/2040	345,000	356,326
General Mills Incorporated	5.65	02/15/2019	1,000,000	1,138,771
General Mills Incorporated	5.70	02/15/2017	100,000	115,356
H.J. Heinz Company	5.35	07/15/2013	100,000	108,856
H.J. Heinz Company	6.75	03/15/2032	250,000	289,758
Hershey Company	4.13	12/01/2020	500,000	516,073
Hormel Foods Corporation	4.13	04/15/2021	100,000	103,065
Kellogg Company	3.25	05/21/2018	65,000	65,484
Kellogg Company	4.00	12/15/2020	350,000	353,038
Kellogg Company	4.45	05/30/2016	300,000	328,177
Kellogg Company Series B	4.15	11/15/2019	300,000	312,147
Kellogg Company Series B	4.25	03/06/2013	500,000	528,153
Kellogg Company Series B	7.45	04/01/2031	350,000	452,340
Kraft Foods Incorporated	2.63	05/08/2013	350,000	360,377
Kraft Foods Incorporated	4.13	02/09/2016	1,100,000	1,168,990
Kraft Foods Incorporated	5.25	10/01/2013	350,000	381,443
Kraft Foods Incorporated	5.38	02/10/2020	1,250,000	1,368,275
Kraft Foods Incorporated	6.13	08/23/2018	1,000,000	1,151,505
Kraft Foods Incorporated	6.25	06/01/2012	800,000	842,640
Kraft Foods Incorporated	6.50	08/11/2017	250,000	293,468
Kraft Foods Incorporated	6.50	11/01/2031	75,000	85,528
Kraft Foods Incorporated	6.50	02/09/2040	950,000	1,069,786
Kraft Foods Incorporated	6.88	02/01/2038	600,000	702,425
Kraft Foods Incorporated	6.88	01/26/2039	100,000	117,025
Kraft Foods Incorporated	7.00	08/11/2037	360,000	424,875
Mead Johnson Nutrition Company	3.50	11/01/2014	200,000	209,636
Mead Johnson Nutrition Company	4.90	11/01/2019	250,000	265,928
Mead Johnson Nutrition Company	5.90	11/01/2039	100,000	105,859
Ralcorp Holdings Incorporated	6.63	08/15/2039	200,000	216,016
Sara Lee Corporation	3.88	06/15/2013	500,000	522,860
Sara Lee Corporation	4.10	09/15/2020	500,000	490,509
Tyson Foods Incorporated	10.50	03/01/2014	500,000	601,875

				19,274,778

Household Products: 0.16%

Clorox Company	5.00	03/01/2013	150,000	159,255
Clorox Company	5.00	01/15/2015	300,000	330,650
Clorox Company	5.45	10/15/2012	100,000	105,664
Clorox Company	5.95	10/15/2017	90,000	103,039
Colgate-Palmolive Company Series MTN	2.95	11/01/2020	200,000	192,643
Colgate-Palmolive Company Series MTN	5.20	11/07/2016	100,000	115,436
Colgate-Palmolive Company Series MTNF	3.15	08/05/2015	40,000	42,185
Kimberly-Clark Corporation	3.63	08/01/2020	750,000	754,340
Kimberly-Clark Corporation	5.00	08/15/2013	300,000	328,721
Kimberly-Clark Corporation	5.30	03/01/2041	245,000	258,641
Kimberly-Clark Corporation	6.13	08/01/2017	200,000	238,215
Kimberly-Clark Corporation	6.63	08/01/2037	200,000	248,486
Kimberly-Clark Corporation	7.50	11/01/2018	100,000	126,718
Procter & Gamble Company	1.38	08/01/2012	1,150,000	1,160,419
Procter & Gamble Company	1.80	11/15/2015	400,000	399,124
Procter & Gamble Company	3.50	02/15/2015	400,000	428,104
Procter & Gamble Company	4.70	02/15/2019	500,000	555,644
Procter & Gamble Company	4.85	12/15/2015	500,000	565,429
Procter & Gamble Company	5.55	03/05/2037	500,000	548,776
Procter & Gamble Company	5.80	08/15/2034	100,000	116,210

				6,777,699

Personal Products: 0.03%

Avon Products Incorporated	4.20	07/15/2018	350,000	356,964

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

19

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Personal Products (continued)

Avon Products Incorporated	5.63%	03/01/2014	$500,000	$550,966
Estee Lauder Companies Incorporated	6.00	05/15/2037	200,000	221,726

				1,129,656

Tobacco: 0.26%

Altria Group Incorporated	4.13	09/11/2015	500,000	532,295
Altria Group Incorporated	4.75	05/05/2021	100,000	101,022
Altria Group Incorporated	8.50	11/10/2013	500,000	583,416
Altria Group Incorporated	9.25	08/06/2019	1,000,000	1,320,987
Altria Group Incorporated	9.70	11/10/2018	1,050,000	1,402,234
Altria Group Incorporated	9.95	11/10/2038	350,000	514,535
Altria Group Incorporated	10.20	02/06/2039	500,000	742,198
Lorillard Tobacco Company	6.88	05/01/2020	250,000	278,415
Lorillard Tobacco Company	8.13	06/23/2019	155,000	185,651
Lorillard Tobacco Company	8.13	05/01/2040	250,000	291,641
Philip Morris International Incorporated	4.50	03/26/2020	750,000	788,399
Philip Morris International Incorporated	4.88	05/16/2013	125,000	134,479
Philip Morris International Incorporated	5.65	05/16/2018	700,000	797,943
Philip Morris International Incorporated	6.38	05/16/2038	600,000	701,572
Philip Morris International Incorporated	6.88	03/17/2014	750,000	865,166
Reynolds American Incorporated	7.25	06/15/2037	200,000	223,598
Reynolds American Incorporated	7.63	06/01/2016	1,000,000	1,208,834
UST Incorporated	5.75	03/01/2018	100,000	108,720
UST Incorporated	6.63	07/15/2012	250,000	265,654

				11,046,759

Energy: 1.39%

Energy Equipment & Services: 0.10%

Baker Hughes Incorporated	5.13	09/15/2040	500,000	497,332
Baker Hughes Incorporated	6.88	01/15/2029	250,000	300,179
Baker Hughes Incorporation	6.50	11/15/2013	100,000	113,037
Baker Hughes Incorporation	7.50	11/15/2018	375,000	479,533
Cameron International Corporation%%	4.50	06/01/2021	200,000	200,479
Cameron International Corporation%%	5.95	06/01/2041	100,000	103,280
Cameron International Corporation	7.00	07/15/2038	100,000	119,242
Diamond Offshore Drilling Incorporated	5.70	10/15/2039	300,000	310,304
Diamond Offshore Drilling Incorporated	5.88	05/01/2019	365,000	413,676
Halliburton Company	6.15	09/15/2019	350,000	412,863
Halliburton Company	7.45	09/15/2039	650,000	840,866
Rowan Companies Incorporated	7.88	08/01/2019	300,000	369,416

				4,160,207

Oil, Gas & Consumable Fuels: 1.29%

Anadarko Petroleum Corporation	5.95	09/15/2016	600,000	677,893
Anadarko Petroleum Corporation	6.20	03/15/2040	300,000	311,934
Anadarko Petroleum Corporation	6.38	09/15/2017	500,000	574,676
Anadarko Petroleum Corporation	6.45	09/15/2036	750,000	798,626
Anadarko Petroleum Corporation	7.63	03/15/2014	500,000	576,447
Anadarko Petroleum Corporation	8.70	03/15/2019	450,000	579,430
Apache Corporation	3.63	02/01/2021	500,000	487,802
Apache Corporation	5.10	09/01/2040	350,000	344,741
Apache Corporation	5.25	04/15/2013	100,000	108,174
Apache Corporation	5.25	02/01/2042	100,000	100,595
Apache Corporation	5.63	01/15/2017	380,000	439,886
Apache Corporation	6.00	09/15/2013	200,000	222,569
Apache Corporation	6.00	01/15/2037	500,000	556,999
BJ Services Company	6.00	06/01/2018	150,000	176,833
Boardwalk Pipelines LP	5.75	09/15/2019	150,000	164,902

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

20

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Oil, Gas & Consumable Fuels (continued)

Boardwalk Pipelines LP	5.88%	11/15/2016	$100,000	$113,024
Buckeye Partners LP	4.88	02/01/2021	560,000	577,594
Buckeye Partners LP	5.50	08/15/2019	150,000	163,617
Buckeye Partners LP	6.05	01/15/2018	100,000	112,972
Centerpoint Energy Resources Corporation††	4.50	01/15/2021	65,000	66,115
Centerpoint Energy Resources Corporation††	5.85	01/15/2041	110,000	113,849
Centerpoint Energy Resources Corporation	6.13	11/01/2017	150,000	172,543
Centerpoint Energy Resources Corporation	6.63	11/01/2037	50,000	56,599
Centerpoint Energy Resources Corporation Series B	7.88	04/01/2013	225,000	251,346
Centerpoint Energy Resources Corporation Series MTN	6.00	05/15/2018	100,000	113,325
Chevron Corporation	3.95	03/03/2014	500,000	540,360
Chevron Corporation	4.95	03/03/2019	500,000	561,192
ConocoPhillips Company	4.40	05/15/2013	150,000	160,471
ConocoPhillips Company	5.90	10/15/2032	250,000	277,216
ConocoPhillips Company	5.90	05/15/2038	100,000	110,549
ConocoPhillips Company	6.50	02/01/2039	1,400,000	1,672,266
ConocoPhillips Company	6.95	04/15/2029	300,000	369,369
ConocoPhllips Company	4.60	01/15/2015	500,000	555,221
ConocoPhllips Company	4.75	02/01/2014	1,425,000	1,560,781
ConocoPhllips Company	5.75	02/01/2019	750,000	874,118
ConocoPhllips Company	6.00	01/15/2020	750,000	887,180
Devon Energy Corporation	6.30	01/15/2019	600,000	714,134
Devon Energy Corporation	7.95	04/15/2032	500,000	674,566
Duke Capital LLC	5.67	08/15/2014	125,000	139,139
Duke Capital LLC	8.00	10/01/2019	100,000	124,811
El Paso Natural Gas Company	5.95	04/15/2017	150,000	171,141
El Paso Natural Gas Company	8.38	06/15/2032	350,000	453,290
Enbridge Energy Partners LP	5.20	03/15/2020	380,000	412,005
Enbridge Energy Partners LP	5.50	09/15/2040	200,000	198,085
Enbridge Energy Partners LP	5.88	12/15/2016	65,000	74,149
Enbridge Energy Partners LP	9.88	03/01/2019	125,000	166,571
Enbridge Incorporated	5.80	06/15/2014	300,000	335,504
Energy Transfer Partners LP	4.65	06/01/2021	100,000	99,678
Energy Transfer Partners LP	6.00	07/01/2013	250,000	271,116
Energy Transfer Partners LP	6.05	06/01/2041	100,000	101,101
Energy Transfer Partners LP	6.13	02/15/2017	55,000	62,434
Energy Transfer Partners LP	6.63	10/15/2036	30,000	32,548
Energy Transfer Partners LP	6.70	07/01/2018	100,000	115,146
Energy Transfer Partners LP	7.50	07/01/2038	100,000	118,885
Energy Transfer Partners LP	9.00	04/15/2019	1,000,000	1,288,207
Enterprise Products Operating LLC	3.20	02/01/2016	100,000	101,997
Enterprise Products Operating LLC	4.60	08/01/2012	500,000	520,352
Enterprise Products Operating LLC	5.20	09/01/2020	500,000	533,602
Enterprise Products Operating LLC	5.25	01/31/2020	500,000	538,503
Enterprise Products Operating LLC	5.95	02/01/2041	100,000	102,387
Enterprise Products Operating LLC	6.13	10/15/2039	1,000,000	1,046,313
Enterprise Products Operating LLC	6.65	04/15/2018	250,000	292,963
Enterprise Products Operating LLC	7.55	04/15/2038	100,000	122,561
Enterprise Products Operating LLC Series D	6.88	03/01/2033	75,000	85,489
Enterprise Products Operating LLC Series G	5.60	10/15/2014	565,000	630,491
EOG Resources Incorporated	2.95	06/01/2015	500,000	516,435
EOG Resources Incorporated	4.10	02/01/2021	200,000	199,991
EOG Resources Incorporated	4.40	06/01/2020	300,000	310,136
EOG Resources Incorporated	5.63	06/01/2019	75,000	85,190
EOG Resources Incorporated	6.88	10/01/2018	400,000	482,261
EQT Corporation	8.13	06/01/2019	325,000	400,913
Equitable Resources Incorporated	6.50	04/01/2018	100,000	114,160
Hess Corporation	5.60	02/15/2041	300,000	301,707
Hess Corporation	6.00	01/15/2040	350,000	368,280
Hess Corporation	7.30	08/15/2031	384,000	471,388
Hess Corporation	7.88	10/01/2029	180,000	231,905
Hess Corporation	8.13	02/15/2019	500,000	643,469
Kaneb Pipe Line Operating Partnership LP	5.88	06/01/2013	100,000	107,334

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

21

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Oil, Gas & Consumable Fuels (continued)

Kerr-McGee Corporation	6.95%	07/01/2024	$200,000	$231,042
Kinder Morgan Energy Partners LP	3.50	03/01/2016	500,000	515,660
Kinder Morgan Energy Partners LP	5.00	12/15/2013	100,000	108,893
Kinder Morgan Energy Partners LP	5.13	11/15/2014	500,000	551,286
Kinder Morgan Energy Partners LP	5.30	09/15/2020	125,000	133,391
Kinder Morgan Energy Partners LP	5.80	03/01/2021	1,000,000	1,106,557
Kinder Morgan Energy Partners LP	5.80	03/15/2035	100,000	99,990
Kinder Morgan Energy Partners LP	5.95	02/15/2018	300,000	338,690
Kinder Morgan Energy Partners LP	6.38	03/01/2041	200,000	212,639
Kinder Morgan Energy Partners LP	6.50	09/01/2039	750,000	808,165
Kinder Morgan Energy Partners LP Series MTN	6.95	01/15/2038	500,000	567,803
Magellan Midstream Partners LP	6.40	07/15/2018	100,000	117,802
Magellan Midstream Partners LP	6.55	07/15/2019	575,000	674,868
Marathon Oil Corporation	6.00	10/01/2017	625,000	723,379
Marathon Oil Corporation	6.60	10/01/2037	450,000	512,897
Marathon Petroleum Corporation††	3.50	03/01/2016	555,000	569,881
Marathon Petroleum Corporation††	5.13	03/01/2021	35,000	36,510
Marathon Petroleum Corporation††	6.50	03/01/2041	545,000	584,867
Murphy Oil Corporation	7.05	05/01/2029	200,000	232,763
Nabors Industries Incorporated	5.00	09/15/2020	300,000	310,569
Nabors Industries Incorporated	6.15	02/15/2018	500,000	560,607
Nabors Industries Incorporated	9.25	01/15/2019	500,000	649,459
Nexen Incorporated	7.88	03/15/2032	120,000	146,409
Noble Energy Incorporated	6.00	03/01/2041	565,000	594,446
Noble Energy Incorporated	8.25	03/01/2019	350,000	451,421
Northwest Pipeline Corporation	6.05	06/15/2018	170,000	195,105
Nustar Logistics LP	4.80	09/01/2020	250,000	256,175
Occidental Petroleum Corporation	2.50	02/01/2016	100,000	101,573
Occidental Petroleum Corporation	4.10	02/01/2021	460,000	472,661
Occidental Petroleum Corporation	4.13	06/01/2016	400,000	435,207
ONEOK Partners LP	6.13	02/01/2041	500,000	527,526
ONEOK Partners LP	6.15	10/01/2016	200,000	230,925
ONEOK Partners LP	6.85	10/15/2037	500,000	573,700
ONEOK Partners LP	8.63	03/01/2019	350,000	452,795
Plains All American Pipeline LP	4.25	09/01/2012	500,000	519,094
Plains All American Pipeline LP	5.00	02/01/2021	200,000	208,068
Plains All American Pipeline LP	6.13	01/15/2017	50,000	56,471
Plains All American Pipeline LP	6.50	05/01/2018	150,000	172,150
Plains All American Pipeline LP	6.65	01/15/2037	200,000	220,805
Plains All American Pipeline LP	8.75	05/01/2019	400,000	515,194
Southern Natural Gas Company††	5.90	04/01/2017	500,000	573,005
Spectra Energy Capital LLC	5.90	09/15/2013	100,000	109,460
Spectra Energy Capital LLC	6.25	02/15/2013	300,000	324,625
Spectra Energy Capital LLC	7.50	09/15/2038	100,000	121,981
Sunoco Incorporated	5.75	01/15/2017	100,000	109,029
Sunoco Incorporated	9.63	04/15/2015	200,000	247,124
Sunoco Logistics Partner LP	6.85	02/15/2040	250,000	284,921
Texas Eastern Transmission LP	7.00	07/15/2032	325,000	391,869
TransCanada PipeLines Limited	4.88	01/15/2015	65,000	71,636
TransCanada PipeLines Limited	5.60	03/31/2034	100,000	102,784
Transcontinental Gas Pipe Line Corporation	6.05	06/15/2018	105,000	120,858
Transocean Incorporated	6.50	11/15/2020	300,000	340,080
Transocean Incorporated	6.80	03/15/2038	300,000	332,784
Transocean Incorporated	7.50	04/15/2031	220,000	258,096
Valero Energy Corporation	4.50	02/01/2015	65,000	70,059
Valero Energy Corporation	6.13	06/15/2017	500,000	570,544
Valero Energy Corporation	6.13	02/01/2020	65,000	72,649
Valero Energy Corporation	6.63	06/15/2037	500,000	534,695
Valero Energy Corporation	7.50	04/15/2032	300,000	348,776
Valero Energy Corporation	9.38	03/15/2019	450,000	590,000
Weatherford International Limited	6.50	08/01/2036	300,000	320,132
Williams Companies Incorporated	7.88	09/01/2021	200,000	260,663
Williams Companies Incorporated	8.75	03/15/2032	444,000	612,657

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

22

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Oil, Gas & Consumable Fuels (continued)

Williams Partners LP	3.80%	02/15/2015	$600,000	$633,087
Williams Partners LP	4.13	11/15/2020	300,000	296,641
Williams Partners LP	5.25	03/15/2020	640,000	691,336
Williams Partners LP	6.30	04/15/2040	390,000	424,908
XTO Energy Incorporated	5.75	12/15/2013	1,000,000	1,124,861

				54,908,254

Financials: 8.31%

Capital Markets: 1.57%

Ameriprise Financial Incorporated	5.30	03/15/2020	300,000	327,196
Ameriprise Financial Incorporated	5.65	11/15/2015	400,000	453,638
Ameriprise Financial Incorporated	7.30	06/28/2019	65,000	79,500
Bank of New York Mellon Corporation	1.50	01/31/2014	400,000	403,955
Bank of New York Mellon Corporation	2.50	01/15/2016	500,000	507,117
Bank of New York Mellon Corporation	4.15	02/01/2021	100,000	101,633
Bank of New York Mellon Corporation	4.30	05/15/2014	415,000	450,323
Bank of New York Mellon Corporation	5.45	05/15/2019	1,000,000	1,130,946
Bank of New York Mellon Corporation Series MTN	4.95	11/01/2012	650,000	689,013
Bear Stearns Companies Incorporated	5.30	10/30/2015	180,000	198,975
Bear Stearns Companies Incorporated	5.55	01/22/2017	1,025,000	1,124,010
Bear Stearns Companies Incorporated	6.40	10/02/2017	620,000	713,662
Bear Stearns Companies Incorporated	7.25	02/01/2018	1,500,000	1,799,262
Bear Stearns Companies Incorporated Series MTN	6.95	08/10/2012	1,000,000	1,072,924
Berkshire Hathaway Finance Corporation	1.50	01/10/2014	100,000	101,462
Berkshire Hathaway Finance Corporation	4.25	01/15/2021	500,000	515,163
Berkshire Hathaway Finance Corporation	4.85	01/15/2015	500,000	554,202
Berkshire Hathaway Finance Corporation	5.00	08/15/2013	1,275,000	1,388,154
Berkshire Hathaway Finance Corporation	5.40	05/15/2018	350,000	392,686
Berkshire Hathaway Finance Corporation	5.75	01/15/2040	250,000	269,604
Berkshire Hathaway Incorporated	2.13	02/11/2013	1,000,000	1,023,561
Berkshire Hathaway Incorporated	3.20	02/11/2015	500,000	524,974
BlackRock Incorporated	3.50	12/10/2014	550,000	582,507
BlackRock Incorporated	5.00	12/10/2019	250,000	269,351
BlackRock Incorporated	6.25	09/15/2017	350,000	413,090
Charles Schwab Corporation	4.45	07/22/2020	200,000	208,222
Charles Schwab Corporation	4.95	06/01/2014	425,000	467,235
Credit Suisse USA Incorporated	5.38	03/02/2016	500,000	559,113
Eaton Vance Corporation	6.50	10/02/2017	50,000	58,449
Franklin Resources Incorporated	2.00	05/20/2013	200,000	203,688
Goldman Sachs Capital II	5.79	06/01/2043	500,000	417,500
Goldman Sachs Group Incorporated	3.25	06/15/2012	1,100,000	1,133,188
Goldman Sachs Group Incorporated	3.63	08/01/2012	750,000	772,589
Goldman Sachs Group Incorporated	3.63	02/07/2016	1,000,000	1,002,815
Goldman Sachs Group Incorporated	3.70	08/01/2015	500,000	507,664
Goldman Sachs Group Incorporated	4.75	07/15/2013	1,200,000	1,275,886
Goldman Sachs Group Incorporated	5.13	01/15/2015	2,500,000	2,702,660
Goldman Sachs Group Incorporated	5.15	01/15/2014	1,860,000	1,997,142
Goldman Sachs Group Incorporated	5.35	01/15/2016	275,000	295,728
Goldman Sachs Group Incorporated	5.38	03/15/2020	1,500,000	1,546,824
Goldman Sachs Group Incorporated	5.45	11/01/2012	1,000,000	1,058,366
Goldman Sachs Group Incorporated	5.75	10/01/2016	500,000	550,409
Goldman Sachs Group Incorporated	5.95	01/15/2027	1,070,000	1,071,204
Goldman Sachs Group Incorporated	6.00	05/01/2014	1,045,000	1,150,101
Goldman Sachs Group Incorporated	6.13	02/15/2033	1,500,000	1,538,990
Goldman Sachs Group Incorporated	6.15	04/01/2018	1,750,000	1,918,583
Goldman Sachs Group Incorporated	6.25	09/01/2017	1,250,000	1,381,255
Goldman Sachs Group Incorporated	6.25	02/01/2041	500,000	505,360
Goldman Sachs Group Incorporated	6.35	02/15/2034	950,000	915,104
Goldman Sachs Group Incorporated	6.45	05/01/2036	1,000,000	979,314
Goldman Sachs Group Incorporated	6.75	10/01/2037	1,425,000	1,431,821
Goldman Sachs Group Incorporated	7.50	02/15/2019	1,300,000	1,523,826

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

23

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED

Security Name	Interest Rate	Maturity Date	Principal	Value

Capital Markets (continued)

Jefferies Group Incorporated	6.25%	01/15/2036	$150,000	$145,950
Jefferies Group Incorporated	6.45	06/08/2027	150,000	152,854
Jefferies Group Incorporated	6.88	04/15/2021	150,000	164,946
Jefferies Group Incorporated	8.50	07/15/2019	700,000	848,723
Morgan Stanley	1.95	06/20/2012	500,000	508,402
Morgan Stanley	3.80	04/29/2016	1,000,000	1,004,868
Morgan Stanley	4.20	11/20/2014	1,000,000	1,048,930
Morgan Stanley	4.75	04/01/2014	1,500,000	1,581,393
Morgan Stanley	5.38	10/15/2015	525,000	568,720
Morgan Stanley	5.50	07/24/2020	500,000	514,434
Morgan Stanley	6.00	05/13/2014	1,300,000	1,426,828
Morgan Stanley	6.25	08/09/2026	300,000	326,390
Morgan Stanley	7.25	04/01/2032	470,000	573,856
Morgan Stanley	7.30	05/13/2019	400,000	460,630
Morgan Stanley Series EMTN	5.45	01/09/2017	1,000,000	1,077,989
Morgan Stanley Series GMTN	5.50	01/26/2020	2,000,000	2,056,644
Morgan Stanley Series GMTN	5.75	10/18/2016	1,500,000	1,641,434
Morgan Stanley Series MTN	5.25	11/02/2012	1,500,000	1,585,701
Morgan Stanley Series MTN	5.55	04/27/2017	850,000	918,567
Morgan Stanley Series MTN	5.63	09/23/2019	2,000,000	2,117,390
Morgan Stanley Series MTN	6.00	04/28/2015	1,500,000	1,664,526
Morgan Stanley Series MTN	6.63	04/01/2018	2,500,000	2,813,900
Northern Trust Corporation	4.63	05/01/2014	540,000	591,414
Raymond James Financial Incorporated	4.25	04/15/2016	100,000	103,471
Raymond James Financial Incorporated	8.60	08/15/2019	100,000	123,811
TD Ameritrade Holding Corporation	5.60	12/01/2019	200,000	217,965

				66,499,680

Commercial Banks: 1.26%

Abbey National Capital Trust I	8.96	12/29/2049	150,000	169,080
Ally Financial Incorporated	1.75	10/30/2012	500,000	509,894
Ally Financial Incorporated	2.20	12/19/2012	1,000,000	1,027,451
Bank One Corporation	7.63	10/15/2026	240,000	298,144
Bank One Corporation	8.00	04/29/2027	550,000	698,051
Branch Banking & Trust Capital Trust IV	6.82	06/12/2057	100,000	102,250
Branch Banking & Trust Corporation	2.05	04/28/2014	250,000	252,996
Branch Banking & Trust Corporation	3.20	03/15/2016	100,000	102,045
Branch Banking & Trust Corporation	3.38	09/25/2013	150,000	156,957
Branch Banking & Trust Corporation	3.85	07/27/2012	1,000,000	1,034,715
Branch Banking & Trust Corporation	3.95	04/29/2016	350,000	369,817
Branch Banking & Trust Corporation	4.75	10/01/2012	500,000	524,317
Branch Banking & Trust Corporation	5.20	12/23/2015	500,000	547,328
Branch Banking & Trust Corporation	5.63	09/15/2016	100,000	112,759
Branch Banking & Trust Corporation	6.85	04/30/2019	500,000	599,246
Capital One Bank USA NA	8.80	07/15/2019	750,000	963,973
Capital One Capital III	7.69	08/01/2066	200,000	205,750
Capital One Capital IV	6.75	02/17/2037	250,000	253,438
Capital One Capital V	10.25	08/15/2039	300,000	319,125
Capital One Capital VI	8.88	05/15/2040	659,000	682,889
Citibank NA	1.75	12/28/2012	1,500,000	1,531,242
Comerica Incorporated	3.00	09/16/2015	100,000	101,421
Compass Bank	6.40	10/01/2017	250,000	278,555
Discover Bank	8.70	11/18/2019	550,000	686,213
Fifth Third Bancorp	3.63	01/25/2016	1,000,000	1,022,916
Fifth Third Bancorp	5.45	01/15/2017	500,000	538,736
Fifth Third Bancorp	6.25	05/01/2013	350,000	380,413
Fifth Third Bancorp	8.25	03/01/2038	750,000	935,544
Fifth Third Capital Trust IV	6.50	04/15/2067	250,000	248,125
First Horizon National Corporation	5.38	12/15/2015	500,000	537,719
HSBC Bank USA NA	4.88	08/24/2020	1,300,000	1,312,732
Huntington Bancshares Incorporated	7.00	12/15/2020	25,000	28,818
KeyBank NA	4.95	09/15/2015	250,000	268,462

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

24

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Commercial Banks (continued)

KeyBank NA	5.45%	03/03/2016	$500,000	$546,012
KeyBank NA	5.80	07/01/2014	350,000	385,394
KeyCorp	5.10	03/24/2021	500,000	520,399
KeyCorp	6.50	05/14/2013	500,000	546,256
M&I Marshall & Ilsley Bank	4.85	06/16/2015	300,000	324,126
M&I Marshall & Ilsley Bank Series BKNT	5.00	01/17/2017	250,000	271,942
Manufacturers & Traders Trust Company	6.63	12/04/2017	500,000	577,640
Mellon Capital IV	6.24	06/29/2049	200,000	184,000
Mellon Funding Corporation	5.50	11/15/2018	200,000	224,016
NB Capital Trust IV	8.25	04/15/2027	200,000	205,750
PNC Bank NA	6.00	12/07/2017	500,000	566,433
Rabobank Nederland	2.13	10/13/2015	1,000,000	992,542
Sun Trust Bank Incorporated	7.25	03/15/2018	500,000	585,301
SunTrust Bank Incorporated	3.60	04/15/2016	250,000	255,964
SunTrust Bank Incorporated	5.00	09/01/2015	34,000	36,622
SunTrust Bank Incorporated	6.00	09/11/2017	750,000	839,577
SunTrust Capital VIII	6.10	12/01/2066	165,000	163,350
SVB Financial Group	5.38	09/15/2020	160,000	162,028
Union Bank NA	2.13	12/16/2013	250,000	254,674
Union Bank NA Series BKNT	5.95	05/11/2016	450,000	498,317
US Bancorp NA	2.00	06/14/2013	500,000	510,961
US Bancorp NA	2.45	07/27/2015	500,000	505,124
US Bancorp NA	3.44	02/01/2016	500,000	509,970
US Bancorp NA	4.20	05/15/2014	1,000,000	1,079,372
US Bank NA (Cincinnati)	3.78	04/29/2020	1,000,000	1,038,631
US Bank NA Series BKNT	4.95	10/30/2014	275,000	302,661
USB Capital Trust XIII	6.63	12/15/2039	100,000	104,960
Wachovia Bank NA(l)	4.88	02/01/2015	500,000	541,586
Wachovia Bank NA(l)	5.85	02/01/2037	1,000,000	1,048,654
Wachovia Bank NA Series MTN(l)	6.60	01/15/2038	600,000	692,328
Wachovia Corporation(l)	5.25	08/01/2014	2,000,000	2,177,294
Wachovia Corporation(l)	5.50	08/01/2035	700,000	692,406
Wachovia Corporation(l)	5.63	10/15/2016	1,200,000	1,340,126
Wachovia Corporation(l)	5.75	06/15/2017	1,000,000	1,135,397
Wachovia Corporation(l)	5.75	02/01/2018	1,000,000	1,124,989
Wachovia Corporation Series MTN(l)	5.50	05/01/2013	700,000	756,636
Wells Fargo & Company(l)	3.68	06/15/2016	1,500,000	1,558,719
Wells Fargo & Company(l)	3.75	10/01/2014	1,500,000	1,596,671
Wells Fargo & Company(l)	4.38	01/31/2013	1,500,000	1,582,902
Wells Fargo & Company(l)	4.60	04/01/2021	1,750,000	1,791,816
Wells Fargo & Company(l)	4.95	10/16/2013	300,000	323,022
Wells Fargo & Company(l)	5.25	10/23/2012	1,000,000	1,060,574
Wells Fargo & Company(l)	5.63	12/11/2017	1,500,000	1,686,756
Wells Fargo Bank NA(l)	5.95	08/26/2036	350,000	373,067
Wells Fargo Bank NA Series AI(l)	4.75	02/09/2015	1,500,000	1,621,703
Wells Fargo Capital X(l)	5.95	12/01/2086	500,000	509,526
Wells Fargo Capital XIII Series GMTN(l)	7.70	12/29/2049	800,000	822,000
Wells Fargo Capital XV(l)	9.75	09/29/2049	600,000	645,000
Wells Fargo Financial Incorporated(l)	5.50	08/01/2012	200,000	211,202
Western Corporate Federal Credit Union	1.75	11/02/2012	200,000	203,622
Westpac Banking Corporation	3.00	12/09/2015	1,000,000	1,013,184
Zions Bancorporation	7.75	09/23/2014	200,000	219,900

				53,722,223

Consumer Finance: 0.84%

Ahold Finance USA LLC	6.88	05/01/2029	300,000	344,363
American Express Bank FSB Series BKN1	5.55	10/17/2012	500,000	530,227
American Express Centurion Bank Series BKN1	6.00	09/13/2017	500,000	573,168
American Express Company	5.50	09/12/2016	500,000	561,125
American Express Company	6.80	09/01/2066	200,000	210,000
American Express Company	7.00	03/19/2018	800,000	960,653
American Express Company	7.25	05/20/2014	650,000	747,758

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

25

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Consumer Finance (continued)

American Express Company	8.13%	05/20/2019	$650,000	$838,311
American Express Company	8.15	03/19/2038	300,000	415,768
American Express Credit Corporation	2.75	09/15/2015	1,000,000	1,006,671
American Express Credit Corporation	5.13	08/25/2014	500,000	548,750
American Express Credit Corporation	5.30	12/02/2015	500,000	550,566
American Express Credit Corporation	7.30	08/20/2013	1,000,000	1,120,147
American Express Credit Corporation Series MTN	5.88	05/02/2013	1,000,000	1,082,080
BAC Capital Trust XI	6.63	05/23/2036	1,000,000	1,017,050
Barrick Gold Finance Company LLC	6.13	09/15/2013	250,000	277,130
BellSouth Capital Funding Corporation	7.88	02/15/2030	750,000	941,463
Bunge Limited Finance Corporation	4.10	03/15/2016	100,000	104,018
Bunge Limited Finance Corporation	5.10	07/15/2015	300,000	322,055
Bunge Limited Finance Corporation	8.50	06/15/2019	500,000	614,139
Capital One Financial Corporation	6.75	09/15/2017	283,000	338,415
Capital One Financial Corporation	7.38	05/23/2014	700,000	814,374
Caterpillar Financial Services Corporation	1.38	05/20/2014	120,000	120,605
Caterpillar Financial Services Corporation	1.65	04/01/2014	100,000	101,400
Caterpillar Financial Services Corporation	2.00	04/05/2013	250,000	255,424
Caterpillar Financial Services Corporation	2.65	04/01/2016	100,000	102,380
Caterpillar Financial Services Corporation	6.13	02/17/2014	750,000	849,317
Caterpillar Financial Services Corporation	6.20	09/30/2013	500,000	558,898
Caterpillar Financial Services Corporation	7.15	02/15/2019	1,000,000	1,249,411
Caterpillar Financial Services Corporation Series MTN	4.90	08/15/2013	500,000	540,305
Caterpillar Financial Services Corporation Series MTN	5.50	03/15/2016	275,000	315,469
Caterpillar Financial Services Corporation Series MTNF	4.75	02/17/2015	415,000	462,068
Citigroup Incorporated	6.00	08/15/2017	100,000	111,681
Daimler Finance North America LLC	6.50	11/15/2013	830,000	930,261
Daimler Finance North America LLC	8.50	01/18/2031	425,000	589,637
Deutsche Telekom International Finance BV	9.25	06/01/2032	500,000	737,857
Discover Financial Services	10.25	07/15/2019	600,000	800,086
International Lease Finance Corporation††	6.50	09/01/2014	300,000	322,500
International Lease Finance Corporation††	6.75	09/01/2016	300,000	325,500
John Deere Capital Corporation	1.60	03/03/2014	500,000	506,834
John Deere Capital Corporation	2.88	06/19/2012	500,000	513,344
John Deere Capital Corporation Series MTN	5.25	10/01/2012	250,000	264,792
John Deere Capital Corporation Series MTN	5.50	04/13/2017	100,000	115,378
John Deere Capital Corporation Series MTN	5.75	09/10/2018	500,000	580,932
National City Corporation	4.90	01/15/2015	360,000	394,995
National City Corporation	6.88	05/15/2019	500,000	585,149
National City Preferred Capital Trust I	12.00	12/29/2049	500,000	548,820
PNC Bank Series BKNT	6.88	04/01/2018	175,000	208,050
Reed Elsevier Capital Incorporated	4.63	06/15/2012	65,000	67,032
Reed Elsevier Capital Incorporated	8.63	01/15/2019	500,000	641,439
SlLM Corporation	6.25	01/25/2016	1,000,000	1,047,451
SLM Corporation	8.00	03/25/2020	400,000	441,122
SLM Corporation Series MTN	5.00	04/15/2015	500,000	509,858
SLM Corporation Series MTN	5.63	08/01/2033	315,000	279,939
SLM Corporation Series MTN	8.45	06/15/2018	750,000	845,625
SLM Corporation Series MTNA	5.00	10/01/2013	800,000	833,574
Sovereign Bank	5.13	03/15/2013	150,000	155,846
Sovereign Bank	8.75	05/30/2018	250,000	300,818
Teva Pharmaceutical Finance LLC	1.50	06/15/2012	200,000	201,897
Teva Pharmaceutical Finance LLC	5.55	02/01/2016	200,000	227,259
Teva Pharmaceutical Finance LLC	6.15	02/01/2036	400,000	445,511
Toll Brothers Finance Corporation	5.15	05/15/2015	65,000	67,640
Toll Brothers Finance Corporation	6.75	11/01/2019	100,000	106,315
Toll Brothers Finance Corporation	8.91	10/15/2017	200,000	238,097
Toyota Motor Credit Corporation	1.38	08/12/2013	200,000	201,316
Toyota Motor Credit Corporation	3.20	06/17/2015	1,000,000	1,041,092
Toyota Motor Credit Corporation	4.50	06/17/2020	500,000	525,680
Unilever Capital Corporation	2.75	02/10/2016	300,000	308,817
Unilever Capital Corporation	3.65	02/15/2014	750,000	803,742
Unilever Capital Corporation	4.25	02/10/2021	300,000	314,812

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

26

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Consumer Finance (continued)

Unilever Capital Corporation	5.90%	11/15/2032	$200,000	$229,082

				35,843,288

Diversified Financial Services: 3.25%

Allstate Life Global Funding Trusts Series MTN	5.38	04/30/2013	600,000	649,213
Ameritrade Holding Company	2.95	12/01/2012	200,000	205,009
Anadarko Finance Company Series B	7.50	05/01/2031	325,000	385,418
Bank of America Corporation	3.70	09/01/2015	500,000	512,505
Bank of America Corporation	4.50	04/01/2015	1,000,000	1,058,419
Bank of America Corporation	4.75	08/01/2015	1,750,000	1,863,666
Bank of America Corporation	5.25	12/01/2015	500,000	532,011
Bank of America Corporation	5.38	06/15/2014	700,000	761,781
Bank of America Corporation	5.49	03/15/2019	250,000	259,458
Bank of America Corporation	5.63	10/14/2016	100,000	109,176
Bank of America Corporation	5.65	05/01/2018	1,000,000	1,068,185
Bank of America Corporation	5.75	12/01/2017	2,500,000	2,710,603
Bank of America Corporation	5.88	01/05/2021	500,000	533,201
Bank of America Corporation	6.00	09/01/2017	1,000,000	1,100,652
Bank of America Corporation	6.50	08/01/2016	1,850,000	2,092,726
Bank of America Corporation	7.38	05/15/2014	1,500,000	1,712,696
Bank of America Corporation	7.63	06/01/2019	2,500,000	2,971,595
Bank of America Corporation Series BKNT	6.00	10/15/2036	800,000	815,694
Bank of America Corporation Series MTN	3.13	06/15/2012	1,500,000	1,543,799
Bank of America Corporation Series MTN	4.90	05/01/2013	1,000,000	1,059,489
Barrick North America Finance LLC%%††	5.70	05/30/2041	100,000	99,857
BHP Billiton Finance USA Limited	5.25	12/15/2015	150,000	169,953
Block Financial LLC	7.88	01/15/2013	500,000	526,211
Citigroup Funding Incorporated	1.88	10/22/2012	1,250,000	1,276,699
Citigroup Incorporated	4.59	12/15/2015	500,000	531,747
Citigroup Incorporated	4.75	05/19/2015	3,000,000	3,218,637
Citigroup Incorporated	5.00	09/15/2014	900,000	955,968
Citigroup Incorporated	5.30	10/17/2012	1,000,000	1,054,353
Citigroup Incorporated	5.38	08/09/2020	500,000	526,833
Citigroup Incorporated	5.50	04/11/2013	1,700,000	1,818,303
Citigroup Incorporated	5.50	10/15/2014	1,000,000	1,093,031
Citigroup Incorporated	5.50	02/15/2017	1,000,000	1,080,180
Citigroup Incorporated	5.63	08/27/2012	1,250,000	1,310,735
Citigroup Incorporated	5.85	07/02/2013	250,000	270,326
Citigroup Incorporated	6.00	12/13/2013	1,000,000	1,096,203
Citigroup Incorporated	6.00	10/31/2033	1,225,000	1,224,767
Citigroup Incorporated	6.13	11/21/2017	1,000,000	1,126,065
Citigroup Incorporated	6.13	05/15/2018	3,000,000	3,346,614
Citigroup Incorporated	6.13	08/25/2036	500,000	502,184
Citigroup Incorporated	6.38	08/12/2014	1,500,000	1,678,047
Citigroup Incorporated	6.50	08/19/2013	750,000	824,603
Citigroup Incorporated	6.88	03/05/2038	1,300,000	1,506,271
Citigroup Incorporated	8.13	07/15/2039	855,000	1,114,479
Citigroup Incorporated	8.50	05/22/2019	900,000	1,130,233
CME Group Incorporated	5.40	08/01/2013	250,000	272,578
CME Group Incorporated	5.75	02/15/2014	500,000	557,323
Comerica Bank Series BKNT	5.75	11/21/2016	500,000	566,583
Countrywide Financial Corporation Series MTN	5.80	06/07/2012	500,000	523,604
Credit Suisse Guernsey	5.86	05/29/2049	500,000	486,250
Credit Suisse USA Incorporated	4.88	01/15/2015	1,000,000	1,097,557
Credit Suisse USA Incorporated	5.50	08/15/2013	500,000	545,387
Credit Suisse USA Incorporated	7.13	07/15/2032	250,000	308,594
Deutsche Bank Financial LLC	5.38	03/02/2015	300,000	327,058
Devon Financing Corporation ULC	7.88	09/30/2031	120,000	159,423
Equifax Incorporated	4.45	12/01/2014	100,000	108,031
General Electric Capital Corporation	1.88	09/16/2013	200,000	202,040
General Electric Capital Corporation	2.00	09/28/2012	500,000	511,213
General Electric Capital Corporation	2.10	01/07/2014	1,000,000	1,011,731

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

27

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Diversified Financial Services (continued)

General Electric Capital Corporation	2.20%	06/08/2012	$1,500,000	$1,528,839
General Electric Capital Corporation	2.25	11/09/2015	500,000	493,199
General Electric Capital Corporation	2.63	12/28/2012	1,500,000	1,552,232
General Electric Capital Corporation	3.50	08/13/2012	500,000	515,742
General Electric Capital Corporation	3.50	06/29/2015	500,000	523,607
General Electric Capital Corporation	3.75	11/14/2014	500,000	528,577
General Electric Capital Corporation	4.38	09/16/2020	2,000,000	1,992,800
General Electric Capital Corporation	4.80	05/01/2013	1,500,000	1,601,378
General Electric Capital Corporation	4.88	03/04/2015	1,500,000	1,647,927
General Electric Capital Corporation	5.30	02/11/2021	845,000	887,520
General Electric Capital Corporation	5.50	01/08/2020	1,000,000	1,082,308
General Electric Capital Corporation	5.63	05/01/2018	1,000,000	1,105,662
General Electric Capital Corporation	5.88	01/14/2038	2,500,000	2,601,440
General Electric Capital Corporation	5.90	05/13/2014	1,625,000	1,816,757
General Electric Capital Corporation	6.00	08/07/2019	850,000	952,008
General Electric Capital Corporation	6.38	11/15/2067	700,000	728,000
General Electric Capital Corporation	6.88	01/10/2039	1,500,000	1,762,307
General Electric Capital Corporation Series GMTN	6.15	08/07/2037	650,000	697,803
General Electric Capital Corporation Series MTN	5.00	01/08/2016	1,000,000	1,104,897
General Electric Capital Corporation Series MTN	5.25	10/19/2012	2,000,000	2,120,666
General Electric Capital Corporation Series MTN	5.63	09/15/2017	1,500,000	1,675,821
General Electric Capital Corporation Series MTNA	6.00	06/15/2012	1,725,000	1,822,174
General Electric Capital Corporation Series MTNA	6.75	03/15/2032	1,600,000	1,828,418
Genworth Global Funding Trusts Series MTN	5.75	05/15/2013	350,000	371,830
HSBC Bank USA NA New York	4.63	04/01/2014	700,000	750,997
HSBC Bank USA NA New York	7.00	01/15/2039	500,000	589,056
HSBC Bank USA NA New York Series BKNT	5.63	08/15/2035	225,000	221,039
HSBC Finance Capital Trust IX	5.91	11/30/2035	200,000	192,000
HSBC Finance Corporation	5.00	06/30/2015	1,825,000	1,996,504
HSBC Finance Corporation	6.38	11/27/2012	1,800,000	1,938,175
HSBC Finance Corporation††	6.68	01/15/2021	1,679,000	1,798,625
JPMorgan Chase & Company	1.65	09/30/2013	500,000	503,302
JPMorgan Chase & Company	2.05	01/24/2014	1,500,000	1,517,636
JPMorgan Chase & Company	2.13	12/26/2012	500,000	513,470
JPMorgan Chase & Company	2.20	06/15/2012	1,000,000	1,018,616
JPMorgan Chase & Company	2.60	01/15/2016	1,500,000	1,479,602
JPMorgan Chase & Company	3.40	06/24/2015	500,000	516,855
JPMorgan Chase & Company	3.70	01/20/2015	1,500,000	1,571,690
JPMorgan Chase & Company	4.40	07/22/2020	1,500,000	1,486,416
JPMorgan Chase & Company	4.65	06/01/2014	1,650,000	1,785,927
JPMorgan Chase & Company	5.25	05/01/2015	1,600,000	1,730,744
JPMorgan Chase & Company	5.38	10/01/2012	2,000,000	2,115,956
JPMorgan Chase & Company	6.00	01/15/2018	1,000,000	1,128,510
JPMorgan Chase & Company	6.30	04/23/2019	1,500,000	1,712,985
JPMorgan Chase & Company	6.40	05/15/2038	1,350,000	1,538,379
JPMorgan Chase Bank National Series BKNT	6.00	10/01/2017	1,250,000	1,404,885
JPMorgan Chase Capital Series XXV Series Y	6.80	10/01/2037	750,000	767,006
JPMorgan Chase Capital Series XXVII Series AA	7.00	11/01/2039	650,000	669,866
JPMorgan Chase Capital XX Series T	6.55	09/29/2036	400,000	410,158
JPMorgan Chase Capital XXII Series V	6.45	01/15/2087	150,000	154,652
Lazard Group LLC	6.85	06/15/2017	500,000	559,353
Mellon Funding Corporation	5.00	12/01/2014	200,000	221,819
Mellon Funding Corporation	5.20	05/15/2014	100,000	111,154
Merrill Lynch & Company Incorporated	5.45	02/05/2013	2,000,000	2,129,092
Merrill Lynch & Company Incorporated	5.45	07/15/2014	450,000	487,691
Merrill Lynch & Company Incorporated	5.70	05/02/2017	700,000	738,405
Merrill Lynch & Company Incorporated	6.05	08/15/2012	1,000,000	1,057,475
Merrill Lynch & Company Incorporated	6.05	05/16/2016	1,500,000	1,623,588
Merrill Lynch & Company Incorporated	6.11	01/29/2037	1,100,000	1,098,485
Merrill Lynch & Company Incorporated	6.22	09/15/2026	1,000,000	1,037,874
Merrill Lynch & Company Incorporated	6.40	08/28/2017	500,000	560,858
Merrill Lynch & Company Incorporated	7.75	05/14/2038	1,000,000	1,173,765
Merrill Lynch & Company Incorporated Series MTN	6.15	04/25/2013	500,000	542,265

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

28

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Diversified Financial Services (continued)

Merrill Lynch & Company Incorporated Series MTN	6.88%	04/25/2018	$1,690,000	$1,925,860
NASDAQ OMX Group Incorporated	4.00	01/15/2015	200,000	203,309
NASDAQ OMX Group Incorporated	5.25	01/16/2018	60,000	61,935
NASDAQ OMX Group Incorporated	5.55	01/15/2020	100,000	100,333
National Rural Utilities Cooperative Finance Corporation	3.05	03/01/2016	600,000	619,339
National Rural Utilities Cooperative Finance Corporation	5.50	07/01/2013	590,000	644,904
National Rural Utilities Cooperative Finance Corporation	10.38	11/01/2018	700,000	978,240
National Rural Utilities Cooperative Finance Corporation Series MTNC	8.00	03/01/2032	150,000	201,597
National Rural Utilities Cooperative Finance Corporration	5.45	04/10/2017	250,000	282,816
NYSE Euronext	4.80	06/28/2013	250,000	267,462
PACCAR Financial Corporation	1.95	12/17/2012	150,000	152,756
PACCAR Financial Corporation	2.05	06/17/2013	400,000	408,377
PC Financial Partnership	5.00	11/15/2014	250,000	274,661
PNC Financial Services Group	3.63	02/08/2015	1,100,000	1,162,504
PNC Funding Corporation	5.13	02/08/2020	150,000	162,608
PNC Funding Corporation	5.63	02/01/2017	350,000	387,899
PNC Funding Corporation	6.70	06/10/2019	500,000	595,993
Private Export Funding Corporation	4.30	12/15/2021	100,000	104,406
Private Export Funding Corporation	4.95	11/15/2015	250,000	284,285
Teco Finance Incorporated	4.00	03/15/2016	130,000	136,114
Teco Finance Incorporated	5.15	03/15/2020	65,000	69,739
Teco Finance Incorporated	6.57	11/01/2017	250,000	292,533
UBS AG Stamford Connecticut	5.88	07/15/2016	430,000	474,607
UBS Preferred Funding Trust V Series 1	6.24	05/29/2049	300,000	302,250
WMC Finance USA Limited	5.13	05/15/2013	250,000	270,041

				138,266,322

Insurance: 0.96%

ACE INA Holdings Incorporated	2.60	11/23/2015	500,000	503,391
ACE INA Holdings Incorporated	5.60	05/15/2015	350,000	391,659
ACE INA Holdings Incorporated	5.88	06/15/2014	75,000	84,387
ACE INA Holdings Incorporated	5.90	06/15/2019	500,000	572,752
Aegon Funding Corporation	5.75	12/15/2020	75,000	80,270
AFLAC Incorporated	3.45	08/15/2015	150,000	154,804
AFLAC Incorporated	6.90	12/17/2039	250,000	274,279
AFLAC Incorporated	8.50	05/15/2019	150,000	186,041
Alleghany Corporation	5.63	09/15/2020	100,000	104,628
Allied World Assurance	5.50	11/15/2020	300,000	307,266
Allstate Corporation	5.55	05/09/2035	830,000	833,448
Allstate Corporation	6.20	05/16/2014	150,000	170,558
Allstate Corporation	6.50	05/15/2057	200,000	204,500
Allstate Corporation	7.45	05/16/2019	650,000	790,270
Allstate Corporation Series B	6.13	05/15/2037	300,000	303,750
American International Group Incorporated	4.25	05/15/2013	500,000	518,823
American International Group Incorporated	5.05	10/01/2015	250,000	262,472
American International Group Incorporated	6.25	05/01/2036	250,000	256,506
American International Group Incorporated	6.25	03/15/2037	300,000	277,500
American International Group Incorporated	6.40	12/15/2020	1,000,000	1,089,283
American International Group Incorporated	8.18	05/15/2068	1,300,000	1,430,000
American International Group Incorporated	8.25	08/15/2018	750,000	885,000
American International Group Incorporated Series MTN	5.45	05/18/2017	700,000	733,360
American International Group Incorporated Series MTN	5.85	01/16/2018	850,000	905,005
AON Corporation	3.13	05/27/2016	100,000	100,484
AON Corporation	3.50	09/30/2015	100,000	103,256
AON Corporation	5.00	09/30/2020	550,000	569,439
AON Corporation	6.25	09/30/2040	100,000	107,682
AON Corporation	8.21	01/01/2027	75,000	87,924
Assurant Incorporated	6.75	02/15/2034	375,000	388,071
Axis Specialty Finance	5.88	06/01/2020	200,000	209,300
CHUBB Corporation	5.75	05/15/2018	250,000	286,389
CHUBB Corporation	6.00	05/11/2037	280,000	304,528
CHUBB Corporation	6.38	03/29/2067	350,000	371,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

29

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Insurance (continued)

CHUBB Corporation Series 1	6.50%	05/15/2038	$350,000	$405,978
Cincinnati Financial Corporation	6.92	05/15/2028	75,000	82,026
CNA Financial Corporation	5.85	12/15/2014	365,000	397,208
CNA Financial Corporation	5.88	08/15/2020	500,000	535,918
CNA Financial Corporation	6.50	08/15/2016	50,000	56,328
CNA Financial Corporation	7.35	11/15/2019	295,000	346,038
Endurance Specialty Holdings Limited	7.00	07/15/2034	200,000	202,013
GE Global Insurance Holdings	7.00	02/15/2026	430,000	480,331
Genworth Financial Incorporated	4.95	10/01/2015	100,000	102,800
Genworth Financial Incorporated	6.52	05/22/2018	500,000	513,038
Genworth Financial Incorporated	7.20	02/15/2021	500,000	512,590
Genworth Financial Incorporated	8.63	12/15/2016	500,000	567,419
Hartford Financial Services Group Incorporated	4.63	07/15/2013	100,000	104,976
Hartford Financial Services Group Incorporated	5.50	10/15/2016	250,000	269,065
Hartford Financial Services Group Incorporated	5.50	03/30/2020	250,000	264,421
Hartford Financial Services Group Incorporated	5.95	10/15/2036	75,000	73,836
Hartford Financial Services Group Incorporated	6.00	01/15/2019	750,000	815,489
Hartford Financial Services Group Incorporated	6.63	03/30/2040	500,000	533,943
Jefferson-Pilot Corporation	4.75	01/30/2014	250,000	265,708
Lincoln National Corporation	6.15	04/07/2036	500,000	533,118
Lincoln National Corporation	6.25	02/15/2020	300,000	339,241
Lincoln National Corporation	7.00	05/17/2066	350,000	358,750
Lincoln National Corporation	8.75	07/01/2019	120,000	155,324
Loews Corporation	5.25	03/15/2016	200,000	218,505
Markel Corporation%%	5.35	06/01/2021	100,000	100,000
Markel Corporation	7.13	09/30/2019	100,000	115,126
Marsh & McLennan Companies Incorporated	5.75	09/15/2015	500,000	546,649
Marsh & McLennan Companies Incorporated	9.25	04/15/2019	300,000	391,976
MetLife Incorporated	2.38	02/06/2014	500,000	510,308
MetLife Incorporated	4.75	02/08/2021	750,000	772,257
MetLife Incorporated	5.00	11/24/2013	250,000	270,880
MetLife Incorporated	5.70	06/15/2035	250,000	259,295
MetLife Incorporated	5.88	02/06/2041	700,000	736,994
MetLife Incorporated	6.38	06/15/2034	280,000	313,298
MetLife Incorporated	6.40	12/15/2066	800,000	797,382
MetLife Incorporated	6.50	12/15/2032	200,000	227,626
MetLife Incorporated	6.75	06/01/2016	500,000	590,619
MetLife Incorporated Series A	6.82	08/15/2018	750,000	889,371
Nationwide Financial Services	5.90	07/01/2012	75,000	77,285
OneBeacon US Holdings Incorporated	5.88	05/15/2013	27,000	28,279
PartnerRe Finance B LLC	5.50	06/01/2020	250,000	257,142
Principal Financial Group Incorporated	7.88	05/15/2014	600,000	697,444
Principal Life Income Funding Trusts	5.30	04/24/2013	500,000	539,732
Progressive Corporation	6.25	12/01/2032	75,000	84,489
Progressive Corporation	6.70	06/15/2067	500,000	528,750
Protective Life Corporation	7.38	10/15/2019	500,000	575,037
Prudential Financal Incorporated	4.50	07/15/2013	100,000	105,994
Prudential Financial Incorporated	2.75	01/14/2013	75,000	76,839
Prudential Financial Incorporated	3.63	09/17/2012	1,000,000	1,032,277
Prudential Financial Incorporated	3.88	01/14/2015	100,000	105,404
Prudential Financial Incorporated	4.75	09/17/2015	1,000,000	1,085,082
Prudential Financial Incorporated	5.38	06/21/2020	500,000	537,853
Prudential Financial Incorporated	6.20	01/15/2015	30,000	33,992
Prudential Financial Incorporated	6.20	11/15/2040	250,000	267,357
Prudential Financial Incorporated	7.38	06/15/2019	55,000	65,962
Prudential Financial Incorporated	8.88	06/15/2068	200,000	243,000
Prudential Financial Incorporated Series MTN	5.70	12/14/2036	538,000	542,328
Prudential Financial Incorporated Series MTN	6.63	12/01/2037	65,000	73,556
Prudential Financial Incorporated Series MTNB	5.75	07/15/2033	500,000	505,601
Prudential Financial Incorporated Series MTNC	5.40	06/13/2035	180,000	177,141
Reinsurance Group of America Incorporated	5.00	06/01/2021	60,000	60,562
Reinsurance Group of America Incorporated	6.45	11/15/2019	350,000	390,016
St. Paul Travelers Companies Incorporated	5.50	12/01/2015	180,000	203,062

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

30

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Insurance (continued)

The Travelers Companies Incorporated	5.90%	06/02/2019	$500,000	$563,743
The Travelers Companies Incorporated Series MTN	5.38	06/15/2012	100,000	103,818
The Travelers Companies Incorporated Series MTN	5.75	12/15/2017	150,000	170,848
The Travelers Companies Incorporated Series MTN	6.25	06/15/2037	365,000	404,809
Transatlantic Holdings Incorporated	5.75	12/14/2015	475,000	511,410
Transatlantic Holdings Incorporated	8.00	11/30/2039	100,000	110,859
Travelers Property Casualty Corporation	6.38	03/15/2033	600,000	682,029
Unitrin Incorporated	6.00	05/15/2017	100,000	107,699
Unum Group	7.13	09/30/2016	115,000	133,883
Willis North America Incorporated	5.63	07/15/2015	75,000	81,144
Willis North America Incorporated	7.00	09/29/2019	500,000	566,268
WR Berkley Corporation	5.38	09/15/2020	200,000	207,607
WR Berkley Corporation	6.25	02/15/2037	100,000	102,997
XL Capital Limited	6.25	05/15/2027	100,000	104,227
XL Capital Limited	6.38	11/15/2024	100,000	105,987

				40,755,381

Real Estate Management & Development: 0.02%

AMB Property LP	6.63	12/01/2019	500,000	560,625
Regency Centers LP	4.80	04/15/2021	200,000	203,351
Regency Centers LP	5.88	06/15/2017	100,000	112,811

				876,787

REIT: 0.41%

AvalonBay Communities Incorporated	5.70	03/15/2017	150,000	170,831
AvalonBay Communities Incorporated	6.10	03/15/2020	100,000	114,201
BioMed Realty Trust Incorporated	3.85	04/15/2016	150,000	152,112
Boston Properties LP	5.63	04/15/2015	250,000	279,464
Boston Properties LP	5.63	11/15/2020	500,000	551,335
Boston Properties LP	5.88	10/15/2019	500,000	556,397
Brandywine Operating Partnership LP	7.50	05/15/2015	350,000	402,658
BRE Properties Incorporated	5.20	03/15/2021	65,000	67,804
Camden Property Trust%%	4.63	06/15/2021	150,000	149,106
Camden Property Trust	4.88	06/15/2023	100,000	98,878
Commonwealth REIT	5.88	09/15/2020	100,000	105,514
Digital Reallty Trust LP	5.88	02/01/2020	300,000	322,289
Digital Realty Trust LP	5.25	03/15/2021	100,000	101,689
Duke Realty LP	5.95	02/15/2017	350,000	386,898
Duke Realty LP	6.25	05/15/2013	200,000	216,846
Duke Realty LP	7.38	02/15/2015	500,000	575,080
ERP Operating LP	5.25	09/15/2014	480,000	529,270
ERP Operating LP	5.75	06/15/2017	750,000	845,254
HCP Incorporated	2.70	02/01/2014	360,000	366,212
HCP Incorporated	3.75	02/01/2016	355,000	364,667
HCP Incorporated	5.38	02/01/2021	65,000	68,232
HCP Incorporated	5.63	05/01/2017	100,000	109,351
HCP Incorporated	6.00	01/30/2017	200,000	223,807
HCP Incorporated	6.75	02/01/2041	65,000	70,720
HCP Incorporated Series MTN	6.70	01/30/2018	500,000	571,464
Health Care Incorporated	3.63	03/15/2016	100,000	101,427
Health Care Incorporated	4.70	09/15/2017	500,000	518,914
Health Care Incorporated	4.95	01/15/2021	250,000	247,125
Health Care Incorporated	5.25	01/15/2022	100,000	100,888
Health Care Incorporated	6.13	04/15/2020	250,000	273,769
Health Care Incorporated	6.50	03/15/2041	100,000	101,099
Health Care REIT Incorporated	6.50	01/17/2017	60,000	68,258
Healthcare Realty Trust	5.75	01/15/2021	250,000	261,864
Highwoods Realty Limited	5.85	03/15/2017	300,000	328,504
Hospitality Properties Trust	5.63	03/15/2017	75,000	79,371
Hospitality Properties Trust	7.88	08/15/2014	500,000	565,192

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

31

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

REIT (continued)

HRPT Properties Trust	5.75%	11/01/2015	$350,000	$378,499
Kilroy Realty Corporation	5.00	11/03/2015	100,000	104,917
Kimco Realty Corporation	5.70	05/01/2017	500,000	562,634
Kimco Realty Corporation	6.88	10/01/2019	100,000	117,295
Liberty Property LP	4.75	10/01/2020	250,000	255,271
Liberty Property LP	5.50	12/15/2016	75,000	82,878
Liberty Property LP	6.63	10/01/2017	150,000	174,453
Mack-Cali Realty Corporation	7.75	08/15/2019	150,000	184,845
National Retail Properties Incorporated	6.88	10/15/2017	100,000	113,003
ProLogis Trust	6.25	03/15/2017	100,000	111,249
ProLogis Trust	6.63	05/15/2018	100,000	112,117
ProLogis Trust	6.88	03/15/2020	531,000	602,845
ProLogis Trust	7.63	08/15/2014	100,000	115,155
Realty Income Corporation	5.75	01/15/2021	300,000	324,167
Realty Income Corporation	5.95	09/15/2016	100,000	112,468
Senior Housing Properties Trust	4.30	01/15/2016	100,000	101,258
Simon Property Group LP	4.20	02/01/2015	90,000	96,952
Simon Property Group LP	5.10	06/15/2015	750,000	829,832
Simon Property Group LP	5.25	12/01/2016	50,000	55,494
Simon Property Group LP	5.65	02/01/2020	200,000	222,243
Simon Property Group LP	5.75	12/01/2015	125,000	141,544
Simon Property Group LP	5.88	03/01/2017	250,000	284,955
Simon Property Group LP	6.13	05/30/2018	100,000	114,295
Simon Property Group LP	6.75	02/01/2040	350,000	406,522
Simon Property Group LP	10.35	04/01/2019	600,000	846,895
Tanger Properties LP	6.15	11/15/2015	250,000	280,749
UDR Incorporated	4.25	06/01/2018	150,000	149,520
Ventas Realty LP	3.13	11/30/2015	100,000	100,250
Ventas Realty LP	4.75	06/01/2021	150,000	149,527
Vornado Realty Trust	4.25	04/01/2015	250,000	262,072

				17,440,394

Health Care: 1.48%

Biotechnology: 0.13%

Amgen Incorporated	4.50	03/15/2020	65,000	68,219
Amgen Incorporated	4.95	10/01/2041	500,000	470,832
Amgen Incorporated	5.70	02/01/2019	1,000,000	1,146,090
Amgen Incorporated	5.75	03/15/2040	80,000	84,787
Amgen Incorporated	5.85	06/01/2017	350,000	409,131
Amgen Incorporated	6.15	06/01/2018	250,000	293,972
Amgen Incorporated	6.38	06/01/2037	500,000	574,601
Amgen Incorporated	6.40	02/01/2039	250,000	287,652
Biogen Idec Incorporated	6.88	03/01/2018	500,000	588,140
Celgene Corporation	2.45	10/15/2015	200,000	198,603
Celgene Corporation	3.95	10/15/2020	200,000	195,244
Genzyme Corporation	3.63	06/15/2015	250,000	265,266
Genzyme Corporation	5.00	06/15/2020	200,000	218,043
Gilead Sciences Incorporated	4.50	04/01/2021	500,000	509,527

				5,310,107

Health Care Equipment & Supplies: 0.17%

Baxter International Incorporated	1.80	03/15/2013	560,000	569,906
Baxter International Incorporated	4.25	03/15/2020	100,000	104,470
Baxter International Incorporated	5.38	06/01/2018	500,000	573,326
Baxter International Incorporated	5.90	09/01/2016	50,000	58,946
Baxter International Incorporated	6.25	12/01/2037	250,000	295,609
Beckman Coulter Incorporated	6.00	06/01/2015	200,000	227,759
Becton Dickinson and Company	3.25	11/12/2020	350,000	335,379
Becton Dickinson and Company	6.00	05/15/2039	200,000	228,941

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

32

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Health Care Equipment & Supplies (continued)

C.R. Bard Incorporated	2.88%	01/15/2016	$100,000	$102,796
C.R. Bard Incorporated	4.40	01/15/2021	168,000	175,339
CareFusion Corporation	6.38	08/01/2019	500,000	572,963
Hospira Incorporated	6.05	03/30/2017	500,000	570,986
Hospira Incorporated Series GMTN	6.40	05/15/2015	45,000	51,240
Medtronic Incorporated	3.00	03/15/2015	750,000	789,053
Medtronic Incorporated	4.45	03/15/2020	500,000	528,647
Medtronic Incorporated	4.50	03/15/2014	250,000	272,357
Medtronic Incorporated	5.55	03/15/2040	300,000	327,438
St. Jude Medical Incorporated	2.50	01/15/2016	250,000	250,103
St. Jude Medical Incorporated	3.75	07/15/2014	500,000	532,910
Stryker Corporation	3.00	01/15/2015	150,000	156,521
Stryker Corporation	4.38	01/15/2020	150,000	158,314
Zimmer Holdings Incorporated	4.63	11/30/2019	250,000	267,660
Zimmer Holdings Incorporated	5.75	11/30/2039	250,000	264,917

				7,415,580

Health Care Providers & Services: 0.38%

Aetna Incorporated	3.95	09/01/2020	200,000	197,957
Aetna Incorporated	4.13	06/01/2021	200,000	199,422
Aetna Incorporated	6.00	06/15/2016	300,000	345,749
Aetna Incorporated	6.63	06/15/2036	650,000	741,894
Amerisourcebergen Corporation	4.88	11/15/2019	250,000	266,472
Anthem Incorporated	6.80	08/01/2012	350,000	373,746
Cardinal Health Incorporated	5.80	10/15/2016	350,000	397,525
CIGNA Corporation	4.38	12/15/2020	500,000	505,316
CIGNA Corporation	4.50	03/15/2021	100,000	101,215
CIGNA Corporation	5.13	06/15/2020	215,000	230,102
CIGNA Corporation	5.88	03/15/2041	80,000	81,662
CIGNA Corporation	6.15	11/15/2036	50,000	53,389
Express Scripts Incorporated	3.13	05/15/2016	400,000	404,297
Express Scripts Incorporated	6.25	06/15/2014	750,000	847,474
Humana Incorporated	7.20	06/15/2018	500,000	589,656
Laboratory Corporation of America Holdings	4.63	11/15/2020	500,000	511,329
Laboratory Corporation of America Holdings	5.63	12/15/2015	200,000	223,083
McKesson Corporation	3.25	03/01/2016	500,000	516,439
McKesson Corporation	6.00	03/01/2041	250,000	270,884
McKesson Corporation	7.50	02/15/2019	500,000	620,130
McKesson HBOC Incorporated	5.25	03/01/2013	300,000	321,362
Medco Health Solutions Incorporated	4.13	09/15/2020	500,000	495,220
Medco Health Solutions Incorporated	7.25	08/15/2013	750,000	840,839
Quest Diagnostics Incorporated	4.75	01/30/2020	590,000	615,061
Quest Diagnostics Incorporated	5.75	01/30/2040	40,000	40,504
Quest Diagnostics Incorporated	6.40	07/01/2017	400,000	464,380
Quest Diagnostics Incorporated	6.95	07/01/2037	100,000	113,883
UnitedHealth Group Incorporated	4.88	04/01/2013	500,000	532,413
UnitedHealth Group Incorporated	5.00	08/15/2014	500,000	550,669
UnitedHealth Group Incorporated	5.80	03/15/2036	250,000	259,368
UnitedHealth Group Incorporated	6.00	02/15/2018	1,000,000	1,145,281
UnitedHealth Group Incorporated	6.63	11/15/2037	150,000	169,949
UnitedHealth Group Incorporated	6.88	02/15/2038	500,000	584,631
WellPoint Incorporated	5.25	01/15/2016	100,000	112,149
WellPoint Incorporated	5.80	08/15/2040	135,000	140,238
WellPoint Incorporated	5.85	01/15/2036	725,000	754,949
WellPoint Incorporated	5.88	06/15/2017	750,000	865,244
WellPoint Incorporated	7.00	02/15/2019	500,000	606,588

				16,090,469

Life Sciences Tools & Services: 0.06%

Life Technologies Corporation	4.40	03/01/2015	300,000	320,452

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

33

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Life Sciences Tools & Services (continued)

Life Technologies Corporation	5.00%	01/15/2021	$150,000	$154,963
Life Technologies Corporation	6.00	03/01/2020	250,000	273,626
Thermo Fisher Scientific Incorporated	2.05	02/21/2014	530,000	540,929
Thermo Fisher Scientific Incorporated	3.20	05/01/2015	500,000	520,772
Thermo Fisher Scientific Incorporated	3.20	03/01/2016	40,000	41,448
Thermo Fisher Scientific Incorporated	4.50	03/01/2021	540,000	562,468

				2,414,658

Pharmaceuticals: 0.74%

Abbott Laboratories	2.70	05/27/2015	350,000	362,955
Abbott Laboratories	5.13	04/01/2019	350,000	389,185
Abbott Laboratories	5.15	11/30/2012	1,000,000	1,068,071
Abbott Laboratories	5.30	05/27/2040	500,000	516,589
Abbott Laboratories	5.60	11/30/2017	1,000,000	1,162,193
Abbott Laboratories	5.88	05/15/2016	150,000	175,181
Abbott Laboratories	6.00	04/01/2039	300,000	337,942
Abbott Laboratories	6.15	11/30/2037	475,000	544,003
Allergan Incorporated	3.38	09/15/2020	500,000	482,348
Bristol-Myers Squibb Company	5.45	05/01/2018	500,000	571,914
Bristol-Myers Squibb Company	5.88	11/15/2036	582,000	663,082
Bristol-Myers Squibb Company	6.13	05/01/2038	13,000	15,214
Eli Lilly & Company	4.20	03/06/2014	800,000	866,272
Eli Lilly & Company	5.20	03/15/2017	500,000	570,555
Eli Lilly & Company	5.50	03/15/2027	400,000	440,668
Eli Lilly & Company	5.95	11/15/2037	500,000	563,320
Genetech Incorporated	4.75	07/15/2015	500,000	552,191
GlaxoSmithKline Capital Incorporated	4.38	04/15/2014	250,000	272,299
GlaxoSmithKline Capital Incorporated	4.85	05/15/2013	1,000,000	1,078,090
GlaxoSmithKline Capital Incorporated	5.38	04/15/2034	300,000	315,207
GlaxoSmithKline Capital Incorporated	5.65	05/15/2018	1,000,000	1,146,603
GlaxoSmithKline Capital Incorporated	6.38	05/15/2038	900,000	1,056,730
Johnson & Johnson	4.50	09/01/2040	300,000	281,435
Johnson & Johnson	4.95	05/15/2033	180,000	183,881
Johnson & Johnson	5.15	08/15/2012	1,000,000	1,054,074
Johnson & Johnson	5.15	07/15/2018	500,000	570,931
Johnson & Johnson	5.55	08/15/2017	250,000	291,229
Johnson & Johnson	5.85	07/15/2038	300,000	342,001
Merck & Company Incorporated	3.88	01/15/2021	350,000	352,602
Merck & Company Incorporated	4.75	03/01/2015	225,000	251,340
Merck & Company Incorporated	5.00	06/30/2019	250,000	278,329
Merck & Company Incorporated	5.75	11/15/2036	400,000	443,531
Merck & Company Incorporated	5.85	06/30/2039	150,000	168,874
Merck & Company Incorporated	5.95	12/01/2028	65,000	74,912
Merck & Company Incorporated	6.00	09/15/2017	1,000,000	1,186,445
Merck & Company Incorporated	6.30	01/01/2026	250,000	298,854
Novartis Capital Corporation	1.90	04/24/2013	595,000	608,562
Novartis Capital Corporation	2.90	04/24/2015	850,000	886,024
Novartis Capital Corporation	4.13	02/10/2014	475,000	512,332
Novartis Capital Corporation	4.40	04/24/2020	500,000	533,721
Pfizer Incorporated	4.50	02/15/2014	300,000	327,072
Pfizer Incorporated	5.35	03/15/2015	1,250,000	1,418,605
Pfizer Incorporated	5.45	04/01/2017	500,000	575,184
Pfizer Incorporated	5.50	02/01/2014	500,000	556,750
Pfizer Incorporated	5.50	02/15/2016	180,000	205,946
Pfizer Incorporated	5.95	04/01/2037	350,000	387,044
Pfizer Incorporated	6.00	02/15/2036	625,000	695,905
Pfizer Incorporated	6.20	03/15/2019	2,000,000	2,360,636
Pfizer Incorporated	6.50	02/01/2034	500,000	587,382
Pfizer Incorporated	7.20	03/15/2039	750,000	958,535
Schering-Plough Corporation	5.30	12/01/2013	900,000	992,874
Schering-Plough Corporation	6.50	12/01/2033	120,000	145,140
Schering-Plough Corporation	6.55	09/15/2037	475,000	572,801

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

34

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Pharmaceuticals (continued)

Watson Pharmaceuticals Incorporated	5.00%	08/15/2014	$125,000	$136,283
Watson Pharmaceuticals Incorporated	6.13	08/15/2019	130,000	147,972

				31,537,818

Industrials: 1.47%

Aerospace & Defense: 0.43%

Boeing Capital Corporation	4.70	10/27/2019	500,000	542,847
Boeing Company	1.88	11/20/2012	500,000	509,197
Boeing Company	4.88	02/15/2020	140,000	153,334
Boeing Company	5.00	03/15/2014	1,000,000	1,104,486
Boeing Company	5.88	02/15/2040	30,000	33,433
Boeing Company	6.00	03/15/2019	300,000	353,620
Boeing Company	6.13	02/15/2033	180,000	206,615
Boeing Company	6.88	03/15/2039	800,000	1,005,423
General Dynamics Corporation	4.25	05/15/2013	500,000	534,967
General Dynamics Corporation	5.25	02/01/2014	500,000	555,995
Goodrich Corporation	4.88	03/01/2020	550,000	589,379
Honeywell International Incorporated	3.88	02/15/2014	500,000	538,774
Honeywell International Incorporated	4.25	03/01/2013	500,000	530,846
Honeywell International Incorporated	4.25	03/01/2021	50,000	51,815
Honeywell International Incorporated	5.00	02/15/2019	750,000	834,862
Honeywell International Incorporated	5.30	03/01/2018	100,000	114,088
Honeywell International Incorporated	5.38	03/01/2041	365,000	384,283
Honeywell International Incorporated	5.70	03/15/2037	250,000	276,732
ITT Corporation	4.90	05/01/2014	395,000	429,525
ITT Corporation	6.13	05/01/2019	60,000	70,895
L-3 Communications Corporation	4.95	02/15/2021	500,000	519,889
L-3 Communications Corporation	5.20	10/15/2019	500,000	535,306
Lockheed Martin Corporation	4.12	03/14/2013	100,000	105,844
Lockheed Martin Corporation	4.25	11/15/2019	1,000,000	1,036,421
Lockheed Martin Corporation	5.50	11/15/2039	150,000	155,051
Lockheed Martin Corporation††	5.72	06/01/2040	162,000	173,022
Lockheed Martin Corporation Series B	6.15	09/01/2036	350,000	392,162
Northrop Grumman Corporation	1.85	11/15/2015	300,000	293,963
Northrop Grumman Corporation	3.50	03/15/2021	300,000	288,161
Northrop Grumman Corporation	3.70	08/01/2014	90,000	95,653
Northrop Grumman Corporation	5.05	08/01/2019	85,000	92,329
Northrop Grumman Corporation	5.05	11/15/2040	100,000	97,896
Northrop Grumman Corporation	7.75	02/15/2031	300,000	404,576
Raytheon Company	1.63	10/15/2015	500,000	488,395
Raytheon Company	4.40	02/15/2020	600,000	626,482
Raytheon Company	7.20	08/15/2027	120,000	153,011
Rockwell Collins Incorporated	5.25	07/15/2019	50,000	55,315
United Technologies Corporation	4.50	04/15/2020	500,000	535,009
United Technologies Corporation	4.88	05/01/2015	850,000	955,687
United Technologies Corporation	6.05	06/01/2036	400,000	462,698
United Technologies Corporation	6.13	02/01/2019	565,000	669,068
United Technologies Corporation	6.13	07/15/2038	500,000	585,367
United Technologies Corporation	7.50	09/15/2029	430,000	570,473

				18,112,894

Air Freight & Logistics: 0.10%

Fedex Corporation	7.38	01/15/2014	20,000	22,942
Fedex Corporation	8.00	01/15/2019	400,000	508,080
Fedex Corporation	9.65	06/15/2012	100,000	108,332
United Parcel Service Incorporated	3.13	01/15/2021	900,000	861,925
United Parcel Service Incorporated	3.88	04/01/2014	350,000	378,378
United Parcel Service Incorporated	4.50	01/15/2013	600,000	636,445
United Parcel Service Incorporated	5.50	01/15/2018	100,000	114,560

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

35

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Air Freight & Logistics (continued)

United Parcel Service Incorporated	6.20%	01/15/2038	$795,000	$931,881
United Parcel Service Incorporated Class B	5.13	04/01/2019	500,000	568,082

				4,130,625

Airlines: 0.06%

American Airlines Incorporated	10.38	07/02/2019	195,905	228,719
Continental Airlines Incorporated	4.75	01/12/2021	500,000	487,500
Continental Airlines Incorporated Series A	5.98	04/19/2022	402,482	414,074
Delta Air Lines Incorporated	4.95	05/23/2019	197,136	197,136
Delta Air Lines Incorporated	6.82	08/10/2022	90,263	93,874
Northwest Airlines Incorporated	7.03	11/01/2019	186,797	190,533
Southwest Airlines Company	5.25	10/01/2014	500,000	542,156
United Airlines Incorporated	10.40	05/01/2018	272,736	310,565

				2,464,557

Building Products: 0.01%

Owens Corning Incorporated	6.50	12/01/2016	500,000	548,153

Commercial Services & Supplies: 0.20%

Allied Waste North America Incorporated	6.88	06/01/2017	1,000,000	1,086,250
Avery Dennison Corporation	5.38	04/15/2020	350,000	377,476
Black & Decker Corporation	8.95	04/15/2014	500,000	594,783
Cintas Corporation No. 2	2.85	06/01/2016	200,000	201,844
Cintas Corporation No. 2	4.30	06/01/2021	60,000	60,533
Cooper US Incorporated	2.38	01/15/2016	200,000	201,174
Cooper US Incorporated	3.88	12/15/2020	200,000	202,788
Cooper US Incorporated	6.10	07/01/2017	100,000	117,395
CRH America Incorporated	5.30	10/15/2013	180,000	193,463
CRH America Incorporated	6.00	09/30/2016	850,000	943,762
CRH America Incorporated	8.13	07/15/2018	200,000	243,489
Equifax Incorporated	7.00	07/01/2037	50,000	55,758
Pitney Bowes Incorporated	4.63	10/01/2012	800,000	835,446
Pitney Bowes Incorporated	5.25	01/15/2037	500,000	525,920
Pitney Bowes Incorporated Series MTN	4.75	01/15/2016	250,000	266,611
Pitney Bowes Incorporated Series MTN	5.75	09/15/2017	100,000	110,927
Republic Services Incorporarted	5.70	05/15/2041	50,000	50,531
Republic Services Incorporated	3.80	05/15/2018	100,000	101,219
Republic Services Incorporated	4.75	05/15/2023	100,000	100,451
Republic Services Incorporated	5.25	11/15/2021	50,000	53,659
Republic Services Incorporated	5.50	09/15/2019	125,000	137,824
Waste Management Incorporated	4.60	03/01/2021	200,000	205,847
Waste Management Incorporated	4.75	06/30/2020	500,000	523,249
Waste Management Incorporated	5.00	03/15/2014	415,000	452,151
Waste Management Incorporated	6.10	03/15/2018	326,000	375,868
Waste Management Incorporated	6.13	11/30/2039	500,000	540,156
Waste Management Incorporated	7.75	05/15/2032	150,000	193,221

				8,751,795

Construction & Engineering: 0.01%
MDC Holdings Incorporated	5.50	05/15/2013	300,000	316,753

Electrical Equipment: 0.06%

Emerson Electric Company	4.13	04/15/2015	300,000	327,007
Emerson Electric Company	4.25	11/15/2020	200,000	211,647
Emerson Electric Company	4.75	10/15/2015	100,000	111,132
Emerson Electric Company	4.88	10/15/2019	200,000	220,551
Emerson Electric Company	5.25	10/15/2018	50,000	56,843
Emerson Electric Company	5.25	11/15/2039	500,000	522,750
Emerson Electric Company	6.13	04/15/2039	100,000	117,654

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

36

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Electrical Equipment (continued)

Hubbell Incorporated	3.63%	11/15/2022	$200,000	$193,518
Rockwell Automation Incorporated	6.25	12/01/2037	300,000	339,859
Roper Industries Incorporated	6.25	09/01/2019	200,000	226,816
Roper Industries Incorporated	6.63	08/15/2013	200,000	222,455

				2,550,232

Industrial Conglomerates: 0.16%

3M Company	4.38	08/15/2013	600,000	649,811
3M Company Series MTN	5.70	03/15/2037	325,000	367,561
GATX Corporation	3.50	07/15/2016	245,000	250,993
GATX Corporation	4.85	06/01/2021	100,000	100,471
GATX Corporation	8.75	05/15/2014	200,000	235,069
General Electric Company	5.00	02/01/2013	1,660,000	1,770,397
General Electric Company	5.25	12/06/2017	1,600,000	1,798,576
Philips Electronics NV	6.88	03/11/2038	250,000	305,705
Textron Incorporated	7.25	10/01/2019	350,000	416,831
Tyco Electronics Group SA	7.13	10/01/2037	350,000	436,814
Tyco International Limited	6.88	01/15/2021	500,000	598,760

				6,930,988

Machinery: 0.16%

Caterpillar Incorporated	1.38	05/27/2014	100,000	100,404
Caterpillar Incorporated	1.90	12/17/2012	95,000	96,830
Caterpillar Incorporated	3.90	05/27/2021	100,000	100,246
Caterpillar Incorporated	5.20	05/27/2041	55,000	55,586
Caterpillar Incorporated	6.05	08/15/2036	900,000	1,035,890
Danaher Corporation	5.40	03/01/2019	450,000	511,277
Deere & Company	4.38	10/16/2019	400,000	426,685
Deere & Company	5.38	10/16/2029	300,000	326,652
Deere & Company	6.95	04/25/2014	1,000,000	1,164,674
Dover Corporation	4.30	03/01/2021	500,000	521,829
Dover Corporation	5.38	10/15/2035	200,000	209,616
Dover Corporation	5.45	03/15/2018	100,000	113,995
Dover Corporation	6.60	03/15/2038	60,000	73,771
Eaton Corporation	5.60	05/15/2018	500,000	572,093
Eaton Corporation	6.95	03/20/2019	200,000	247,057
Harsco Corporation	2.70	10/15/2015	100,000	100,450
IDEX Corporation	4.50	12/15/2020	100,000	101,549
Illinois Tool Works Incorporated	5.15	04/01/2014	300,000	334,077
Illinois Tool Works Incorporated	6.25	04/01/2019	155,000	185,482
Parker Hannifin Corporation	3.50	09/15/2022	100,000	96,321
Parker Hannifin Corporation Series MTN	5.50	05/15/2018	135,000	154,853
Parker Hannifin Corporation Series MTN	6.25	05/15/2038	60,000	69,850
Snap-on Incorporated	6.13	09/01/2021	150,000	172,076

				6,771,263

Road & Rail: 0.28%

Burlington Northern Santa Fe LLC	3.60	09/01/2020	200,000	194,917
Burlington Northern Santa Fe LLC	4.70	10/01/2019	125,000	133,605
Burlington Northern Santa Fe LLC	4.88	01/15/2015	500,000	550,752
Burlington Northern Santa Fe LLC	5.65	05/01/2017	360,000	410,598
Burlington Northern Santa Fe LLC	5.75	05/01/2040	550,000	577,149
Burlington Northern Santa Fe LLC	6.15	05/01/2037	650,000	717,542
Canadian National Railway Company	4.40	03/15/2013	300,000	318,834
Canadian National Railway Company	6.38	11/15/2037	550,000	652,449
Con-Way Incorporated	7.25	01/15/2018	350,000	392,150
CSX Corporation	3.70	10/30/2020	250,000	243,013
CSX Corporation	5.60	05/01/2017	100,000	113,035
CSX Corporation	6.00	10/01/2036	300,000	322,492

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

37

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Road & Rail (continued)

CSX Corporation	6.15%	05/01/2037	$320,000	$350,406
CSX Corporation	6.22	04/30/2040	200,000	220,714
CSX Corporation	6.25	04/01/2015	500,000	578,244
CSX Corporation	7.38	02/01/2019	500,000	615,642
Norfolk Southern Corporation	5.59	05/17/2025	275,000	301,019
Norfolk Southern Corporation	5.75	04/01/2018	1,100,000	1,266,553
Norfolk Southern Corporation	5.90	06/15/2019	65,000	75,301
Norfolk Southern Corporation	7.05	05/01/2037	300,000	375,680
Norfolk Southern Corporation	7.25	02/15/2031	500,000	630,089
Ryder System Incorporated	3.15	03/02/2015	115,000	118,507
Ryder System Incorporated	5.85	03/01/2014	100,000	110,795
Ryder System Incorporated	5.85	11/01/2016	250,000	282,402
Union Pacific Corporation	4.00	02/01/2021	500,000	511,663
Union Pacific Corporation	4.88	01/15/2015	360,000	395,815
Union Pacific Corporation	5.13	02/15/2014	300,000	330,246
Union Pacific Corporation	5.75	11/15/2017	200,000	231,536
Union Pacific Corporation	5.78	07/15/2040	300,000	321,692
Union Pacific Corporation	6.15	05/01/2037	40,000	44,557
Union Pacific Corporation	6.63	02/01/2029	600,000	712,667

				12,100,064

Information Technology: 1.01%

Communications Equipment: 0.17%

Cisco Systems Incorporated	2.90	11/17/2014	350,000	368,411
Cisco Systems Incorporated	3.15	03/14/2017	1,250,000	1,281,770
Cisco Systems Incorporated	4.45	01/15/2020	850,000	890,244
Cisco Systems Incorporated	4.95	02/15/2019	600,000	656,478
Cisco Systems Incorporated	5.50	02/22/2016	775,000	887,151
Cisco Systems Incorporated	5.50	01/15/2040	700,000	717,326
Cisco Systems Incorporated	5.90	02/15/2039	600,000	648,250
Harris Corporation	4.40	12/15/2020	300,000	305,851
Harris Corporation	5.95	12/01/2017	400,000	457,566
Juniper Networks Incorporated	3.10	03/15/2016	250,000	255,920
Motorola Incorporated	6.00	11/15/2017	700,000	794,280
Motorola Incorporated	7.50	05/15/2025	120,000	141,481

				7,404,728

Computers & Peripherals: 0.17%

Dell Incorporated	3.10	04/01/2016	500,000	511,491
Dell Incorporated	4.70	04/15/2013	300,000	319,968
Dell Incorporated	5.63	04/15/2014	500,000	558,849
Dell Incorporated	5.88	06/15/2019	550,000	620,651
Dell Incorporated	6.50	04/15/2038	100,000	113,941
Dell Incorporated	7.10	04/15/2028	450,000	531,188
Hewlett-Packard Company	1.25	09/13/2013	600,000	602,317
Hewlett-Packard Company	3.75	12/01/2020	250,000	247,048
Hewlett-Packard Company	4.50	03/01/2013	500,000	531,207
Hewlett-Packard Company	4.75	06/02/2014	1,500,000	1,645,461
Hewlett-Packard Company	5.40	03/01/2017	500,000	569,920
Hewlett-Packard Company	5.50	03/01/2018	500,000	564,772
Hewlett-Packard Company	6.50	07/01/2012	180,000	191,138
Lexmark International Incorporated	6.65	06/01/2018	250,000	276,858

				7,284,809

Electronic Equipment & Instruments: 0.05%

Agilent Technologies Incorporated	5.50	09/14/2015	500,000	556,429
Agilent Technologies Incorporated	6.50	11/01/2017	260,000	304,006
Amphenol Corporation	4.75	11/15/2014	150,000	164,183

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

38

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Electronic Equipment & Instruments (continued)

Arrow Electronics Incorporated	5.13%	03/01/2021	$300,000	$302,841
Arrow Electronics Incorporated	6.00	04/01/2020	100,000	107,799
Avnet Incorporated	5.88	06/15/2020	100,000	106,670
Avnet Incorporated	6.63	09/15/2016	300,000	340,748
Corning Incorporated	4.25	08/15/2020	250,000	253,796
Corning Incorporated	5.75	08/15/2040	150,000	154,298
Corning Incorporated	6.63	05/15/2019	20,000	23,570

				2,314,340

Internet Software & Services: 0.02%

eBay Incorporarted	0.88	10/15/2013	65,000	64,999
eBay Incorporated	1.63	10/15/2015	400,000	391,125
eBay Incorporated	3.25	10/15/2020	200,000	189,104

				645,228

IT Services: 0.23%

Computer Sciences Corporation	5.50	03/15/2013	500,000	533,781
Computer Sciences Corporation Series WI	6.50	03/15/2018	150,000	165,769
Electronic Data Systems Corporation Series B	6.00	08/01/2013	180,000	198,806
Fiserv Incorporated	6.13	11/20/2012	600,000	643,196
Fiserv Incorporated	6.80	11/20/2017	100,000	115,588
IBM International Group Capital LLC	5.05	10/22/2012	1,000,000	1,060,191
International Business Machines Corporation	1.00	08/05/2013	1,000,000	1,002,651
International Business Machines Corporation	2.10	05/06/2013	750,000	769,790
International Business Machines Corporation	4.75	11/29/2012	200,000	212,376
International Business Machines Corporation	5.60	11/30/2039	900,000	975,780
International Business Machines Corporation	5.70	09/14/2017	1,000,000	1,167,925
International Business Machines Corporation	5.88	11/29/2032	250,000	285,784
International Business Machines Corporation	7.63	10/15/2018	1,500,000	1,919,637
SAIC Incorporated††	4.45	12/01/2020	500,000	518,830
SAIC Incorporated††	5.95	12/01/2040	100,000	107,914

				9,678,018

Office Electronics: 0.05%

Xerox Corporation	4.25	02/15/2015	200,000	214,060
Xerox Corporation	5.63	12/15/2019	200,000	220,863
Xerox Corporation	6.35	05/15/2018	150,000	173,266
Xerox Corporation	6.40	03/15/2016	500,000	577,659
Xerox Corporation	6.75	02/01/2017	250,000	293,938
Xerox Corporation	6.75	12/15/2039	100,000	116,190
Xerox Corporation	8.25	05/15/2014	570,000	672,180

				2,268,156

Semiconductors & Semiconductor Equipment: 0.03%

Analog Devices Incorporated	5.00	07/01/2014	250,000	276,120
Broadcom Corporation††	2.38	11/01/2015	200,000	198,216
KLA Tencor Corporation	6.90	05/01/2018	300,000	344,650
National Semiconductor Corporation	3.95	04/15/2015	350,000	375,556

				1,194,542

Software: 0.29%

Adobe Systems Incorporated	3.25	02/01/2015	100,000	104,351
Adobe Systems Incorporated	4.75	02/01/2020	325,000	339,049
CA Incorporated	5.38	12/01/2019	500,000	538,279
CA Incorporated	6.13	12/01/2014	500,000	562,494
Dun & Bradstreet Corporation	2.88	11/15/2015	115,000	115,166

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

39

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Software (continued)

Intuit Incorporated	5.75%	03/15/2017	$200,000	$227,593
Microsoft Corporation	1.63	09/25/2015	1,000,000	993,999
Microsoft Corporation	2.95	06/01/2014	890,000	936,987
Microsoft Corporation	3.00	10/01/2020	400,000	382,648
Microsoft Corporation	4.00	02/08/2021	500,000	513,321
Microsoft Corporation	4.20	06/01/2019	175,000	185,735
Microsoft Corporation	4.50	10/01/2040	500,000	464,619
Microsoft Corporation	5.20	06/01/2039	110,000	113,972
Microsoft Corporation	5.30	02/08/2041	500,000	522,241
Oracle Corporation	3.75	07/08/2014	500,000	537,851
Oracle Corporation††	3.88	07/15/2020	350,000	352,533
Oracle Corporation	4.95	04/15/2013	500,000	538,679
Oracle Corporation	5.00	07/08/2019	600,000	660,740
Oracle Corporation	5.25	01/15/2016	850,000	963,197
Oracle Corporation††	5.38	07/15/2040	1,350,000	1,389,273
Oracle Corporation	5.75	04/15/2018	1,000,000	1,151,139
Oracle Corporation	6.13	07/08/2039	200,000	226,511
Oracle Corporation	6.50	04/15/2038	250,000	295,522
Symantec Corporation	4.20	09/15/2020	300,000	291,661

				12,407,560

Materials: 0.72%

Chemicals: 0.39%

Air Products & Chemicals Incorporated	4.38	08/21/2019	150,000	157,980
Airgas Incorporated	2.85	10/01/2013	300,000	307,992
Albemarle Corporation	4.50	12/15/2020	300,000	306,060
Cabot Corporation	5.00	10/01/2016	100,000	107,706
Cytec Industries Incorporated	6.00	10/01/2015	250,000	278,710
Dow Chemical Company	2.50	02/15/2016	125,000	123,956
Dow Chemical Company	4.25	11/15/2020	575,000	568,816
Dow Chemical Company	4.85	08/15/2012	500,000	522,779
Dow Chemical Company	5.90	02/15/2015	500,000	567,739
Dow Chemical Company	6.00	10/01/2012	100,000	106,496
Dow Chemical Company	7.38	11/01/2029	600,000	750,098
Dow Chemical Company	7.60	05/15/2014	685,000	798,505
Dow Chemical Company	8.55	05/15/2019	1,655,000	2,155,174
Dow Chemical Company	9.40	05/15/2039	385,000	594,989
E.I. du Pont de Nemours & Company	2.75	04/01/2016	500,000	512,290
E.I. du Pont de Nemours & Company	3.25	01/15/2015	700,000	740,578
E.I. du Pont de Nemours & Company	3.63	01/15/2021	500,000	491,804
E.I. du Pont de Nemours & Company	4.50	08/15/2019	400,000	429,868
E.I. du Pont de Nemours & Company	4.63	01/15/2020	200,000	213,080
E.I. du Pont de Nemours & Company	4.88	04/30/2014	565,000	621,045
E.I. du Pont de Nemours & Company	4.90	01/15/2041	300,000	293,558
E.I. du Pont de Nemours & Company	5.00	07/15/2013	200,000	216,998
E.I. du Pont de Nemours & Company	5.25	12/15/2016	250,000	284,708
E.I. du Pont de Nemours & Company	5.60	12/15/2036	25,000	27,226
E.I. du Pont de Nemours & Company	6.00	07/15/2018	625,000	727,921
E.I. du Pont de Nemours & Company	6.50	01/15/2028	250,000	292,592
Eastman Chemical Company	4.50	01/15/2021	500,000	507,777
Lubrizol Corporation	5.50	10/01/2014	65,000	73,381
Lubrizol Corporation	8.88	02/01/2019	250,000	329,949
Monsanto Company	5.13	04/15/2018	500,000	559,756
Monsanto Company	5.50	08/15/2025	100,000	112,875
PPG Industries Incorporated	1.90	01/15/2016	50,000	48,720
PPG Industries Incorporated	3.60	11/15/2020	100,000	97,878
PPG Industries Incorporated	5.50	11/15/2040	150,000	152,417
PPG Industries Incorporated	5.75	03/15/2013	200,000	215,639
PPG Industries Incorporated	6.65	03/15/2018	100,000	119,319
PPG Industries Incorporated	7.70	03/15/2038	250,000	325,310
Praxair Incorporated	2.13	06/14/2013	600,000	615,320

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

40

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Chemicals (continued)
Praxair Incorporated	4.05%	03/15/2021	$200,000	$206,521
Praxair Incorporated	5.20	03/15/2017	50,000	56,908
Praxair Incorporated	5.25	11/15/2014	200,000	225,379
Praxair Incorporated	5.38	11/01/2016	75,000	85,921
RPM International Incorporated	6.50	02/15/2018	250,000	274,174
Sherwin-Williams Company	3.13	12/15/2014	250,000	264,888
Valspar Corporation	7.25	06/15/2019	100,000	118,514

				16,589,314

Construction Materials: 0.01%

Martin Marietta Materials Incorporated	6.25	05/01/2037	25,000	25,648
Martin Marietta Materials Incorporated	6.60	04/15/2018	125,000	139,618

				165,266

Containers & Packaging: 0.01%

Bemis Company Incorporated	5.65	08/01/2014	515,000	567,927
Bemis Company Incorporated	6.80	08/01/2019	10,000	11,667

				579,594

Metals & Mining: 0.24%

Alcoa Incorporarted	5.40	04/15/2021	500,000	512,272
Alcoa Incorporated	5.55	02/01/2017	25,000	27,293
Alcoa Incorporated	5.72	02/23/2019	350,000	376,733
Alcoa Incorporated	5.87	02/23/2022	500,000	530,179
Alcoa Incorporated	5.90	02/01/2027	300,000	308,038
Alcoa Incorporated	5.95	02/01/2037	25,000	25,096
Alcoa Incorporated	6.00	07/15/2013	1,200,000	1,311,410
Alcoa Incorporated	6.75	07/15/2018	50,000	56,924
Alcoa Incorporated	6.75	01/15/2028	75,000	81,520
Allegheny Technologies Incorporated	5.95	01/15/2021	50,000	54,788
Allegheny Technologies Incorporated	9.38	06/01/2019	150,000	195,818
Barrick Gold Corporation	6.95	04/01/2019	650,000	785,021
Cliffs Natural Resources	4.80	10/01/2020	255,000	260,370
Cliffs Natural Resources	6.25	10/01/2040	420,000	429,090
Commercial Metals Company	6.50	07/15/2017	250,000	268,093
Freeport-McMoRan Copper & Gold Incorporated	8.38	04/01/2017	1,000,000	1,096,250
Newmont Mining Corporation	5.13	10/01/2019	475,000	520,255
Newmont Mining Corporation	6.25	10/01/2039	475,000	517,831
Nucor Corporation	5.00	06/01/2013	100,000	107,754
Nucor Corporation	5.75	12/01/2017	500,000	582,936
Nucor Corporation	5.85	06/01/2018	150,000	174,611
Nucor Corporation	6.40	12/01/2037	200,000	237,554
Rio Tinto Alcan Incorporated	5.00	06/01/2015	180,000	198,519
Rio Tito Alcan Incorporated	6.13	12/15/2033	600,000	673,149
Southern Copper Corporation	5.38	04/16/2020	90,000	92,924
Southern Copper Corporation	6.75	04/16/2040	440,000	446,783
Southern Copper Corporation	7.50	07/27/2035	350,000	381,078

				10,252,289

Paper & Forest Products: 0.07%

International Paper Comapny	7.50	08/15/2021	450,000	543,401
International Paper Company	5.30	04/01/2015	430,000	475,938
International Paper Company	7.30	11/15/2039	250,000	290,269
International Paper Company	7.95	06/15/2018	1,000,000	1,218,414
Plum Creek Timberlands LP	4.70	03/15/2021	500,000	496,099

				3,024,121

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

41

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Telecommunication Services: 0.97%

Diversified Telecommunication Services: 0.97%

Alltel Corporation	7.00%	07/01/2012	$500,000	$533,113
Alltel Corporation	7.88	07/01/2032	350,000	468,677
American Tower Corporation	4.50	01/15/2018	500,000	503,024
American Tower Corporation	4.63	04/01/2015	100,000	106,116
American Tower Corporation	5.05	09/01/2020	500,000	501,794
American Tower Corporation	5.25	04/15/2013	700,000	753,992
American Tower Corporation	7.00	10/15/2017	350,000	402,500
AT&T Incorporated	2.50	08/15/2015	500,000	506,220
AT&T Incorporated	2.95	05/15/2016	1,150,000	1,166,538
AT&T Incorporated	4.45	05/15/2021	650,000	662,032
AT&T Incorporated	4.95	01/15/2013	1,500,000	1,595,642
AT&T Incorporated	5.10	09/15/2014	1,075,000	1,189,575
AT&T Incorporated	5.35	09/01/2040	2,372,000	2,262,055
AT&T Incorporated	5.50	02/01/2018	1,000,000	1,114,723
AT&T Incorporated	5.60	05/15/2018	500,000	562,303
AT&T Incorporated	5.80	02/15/2019	300,000	340,783
AT&T Incorporated	6.30	01/15/2038	1,500,000	1,603,935
AT&T Incorporated	6.50	09/01/2037	570,000	624,530
AT&T Incorporated	6.55	02/15/2039	800,000	882,602
AT&T Incorporated	6.70	11/15/2013	1,350,000	1,519,453
AT&T Incorporated	8.00	11/15/2031	536,000	714,857
AT&T Incorporated	8.75	03/01/2031	1,000,000	1,446,591
BellSouth Corporation	5.20	09/15/2014	325,000	360,562
BellSouth Corporation	6.00	11/15/2034	180,000	186,789
BellSouth Corporation	6.55	06/15/2034	180,000	199,333
CenturyTelephone Incorporated	5.00	02/15/2015	100,000	105,201
CenturyTelephone Incorporated	6.00	04/01/2017	740,000	788,954
Embarq Corporation	7.08	06/01/2016	650,000	737,114
Embarq Corporation	8.00	06/01/2036	1,500,000	1,636,235
Qwest Corporation	6.88	09/15/2033	300,000	295,125
Qwest Corporation	7.13	04/01/2018	500,000	541,875
Qwest Corporation	7.50	06/15/2023	500,000	501,875
Qwest Corporation	8.38	05/01/2016	285,000	338,438
SBC Communications Incorporated	5.63	06/15/2016	350,000	397,206
SBC Communications Incorporated	5.88	08/15/2012	500,000	530,767
Verizon Communications Incorporated	1.95	03/28/2014	1,000,000	1,019,466
Verizon Communications Incorporated	3.00	04/01/2016	500,000	511,110
Verizon Communications Incorporated	4.35	02/15/2013	500,000	528,202
Verizon Communications Incorporated	5.50	02/15/2018	1,000,000	1,118,473
Verizon Communications Incorporated	6.25	04/01/2037	250,000	270,729
Verizon Communications Incorporated	6.35	04/01/2019	1,000,000	1,171,198
Verizon Communications Incorporated	6.90	04/15/2038	500,000	584,577
Verizon Communications Incorporated	7.35	04/01/2039	1,350,000	1,668,537
Verizon Communications Incorporated	8.75	11/01/2018	1,550,000	2,033,231
Verizon Communications Incorporated	8.95	03/01/2039	500,000	718,988
Verizon Global Funding Corporation	4.90	09/15/2015	325,000	361,686
Verizon Global Funding Corporation	5.85	09/15/2035	600,000	629,056
Verizon Global Funding Corporation	7.38	09/01/2012	1,000,000	1,081,171
Verizon Global Funding Corporation	7.75	12/01/2030	850,000	1,077,452
Verizon Wireless Capital LLC	5.55	02/01/2014	1,500,000	1,656,828
Verizon Wireless Capital LLC	7.38	11/15/2013	250,000	285,101
Verizon Wireless Capital LLC	8.50	11/15/2018	500,000	655,014

				41,451,348

Utilities: 1.98%

Electric Utilities: 1.62%

Alabama Power Company	5.50	03/15/2041	65,000	68,584
Alabama Power Company	6.00	03/01/2039	500,000	563,467
Alabama Power Company	6.13	05/15/2038	105,000	120,060

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

42

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Electric Utilities (continued)

Ameren Corporation	8.88%	05/15/2014	$250,000	$292,904
Ameren Energy Generating Company Series F	7.95	06/01/2032	250,000	249,846
Ameren Illinois Company	6.13	11/15/2017	100,000	115,112
Ameren Illinois Company	6.25	04/01/2018	400,000	446,953
Appalachian Power Company	6.38	04/01/2036	300,000	326,442
Appalachian Power Company	7.00	04/01/2038	600,000	715,280
Appalachian Power Company	7.95	01/15/2020	250,000	319,260
Appalachian Power Company Series L	5.80	10/01/2035	315,000	323,033
Arizona Public Service Company	8.75	03/01/2019	500,000	649,025
Atlantic City Electric Company	7.75	11/15/2018	65,000	81,762
Carolina Power & Light Company	5.25	12/15/2015	180,000	204,078
Carolina Power & Light Company	5.30	01/15/2019	800,000	900,070
Carolina Power & Light Company	6.50	07/15/2012	200,000	212,843
Centerpoint Energy Houston Series J2	5.70	03/15/2013	450,000	486,740
Centerpoint Energy Houston Series K	6.95	03/15/2033	250,000	304,523
Cleveland Electric Illuminating Company	5.70	04/01/2017	200,000	219,270
Cleveland Electric Illuminating Company	5.95	12/15/2036	500,000	502,869
Columbus Southern Power Company	6.05	05/01/2018	200,000	229,869
Commonwealth Edison Company	1.63	01/15/2014	500,000	503,843
Commonwealth Edison Company	4.70	04/15/2015	250,000	273,157
Commonwealth Edison Company	5.80	03/15/2018	500,000	567,262
Commonwealth Edison Company	5.90	03/15/2036	250,000	269,958
Commonwealth Edison Company Series 100	5.88	02/01/2033	65,000	69,289
Connecticut Light & Power Company	5.65	05/01/2018	100,000	113,751
Connecticut Light & Power Company Series A	6.35	06/01/2036	200,000	231,784
Consolidated Edison Company of New York Incorporated	4.88	02/01/2013	180,000	191,260
Consolidated Edison Company of New York Incorporated	5.50	12/01/2039	600,000	636,226
Consolidated Edison Company of New York Incorporated	5.85	04/01/2018	100,000	115,470
Consolidated Edison Company of New York Incorporated	6.30	08/15/2037	250,000	288,845
Consolidated Edison Company of New York Incorporated	6.65	04/01/2019	500,000	603,952
Consolidated Edison Company of New York Incorporated	6.75	04/01/2038	300,000	364,044
Consolidated Edison Company of New York Incorporated	7.13	12/01/2018	200,000	248,175
Consolidated Edison Company of New York Incorporated Series 06-C	5.50	09/15/2016	100,000	114,555
Consolidated Edison Company of New York Incorporated Series D	5.30	12/01/2016	50,000	57,041
Consolidated Edison Company of New York Incorporated Series E	5.70	12/01/2036	250,000	269,172
Consumers Energy Company	5.65	09/15/2018	150,000	169,538
Consumers Energy Company	6.70	09/15/2019	500,000	606,140
Consumers Energy Company Series B	5.38	04/15/2013	150,000	161,625
Detroit Edison Company	3.45	10/01/2020	500,000	490,198
Dominion Resources Incorporated	7.00	06/15/2038	500,000	612,555
Duke Energy Carolinas LLC	5.63	11/30/2012	200,000	213,770
Duke Energy Carolinas LLC	5.75	11/15/2013	150,000	167,143
Duke Energy Carolinas LLC Series C	7.00	11/15/2018	100,000	123,367
Duke Energy Corporation	3.35	04/01/2015	750,000	780,416
Duke Energy Corporation	3.95	09/15/2014	725,000	772,671
Duke Energy Corporation	6.30	02/01/2014	950,000	1,065,713
Duke Energy Corporation	6.45	10/15/2032	375,000	433,100
Duke Energy Indiana Incorporated	3.75	07/15/2020	500,000	499,985
Duke Energy Indiana Incorporated	6.35	08/15/2038	750,000	867,965
Duke Energy Indiana Incorporated	6.45	04/01/2039	65,000	76,274
Duke Energy Ohio Incorporated	5.45	04/01/2019	250,000	283,481
Energy East Corporation	6.75	07/15/2036	500,000	554,847
Entergy Arkansas Incorporated	5.40	08/01/2013	100,000	108,005
Entergy Corporation	3.63	09/15/2015	200,000	203,065
Entergy Corporation	5.13	09/15/2020	250,000	257,901
Entergy Gulf States Louisiana LLC	5.59	10/01/2024	120,000	130,480
Entergy Gulf States Louisiana LLC	6.00	05/01/2018	100,000	112,611
Entergy Louisiana LLC	5.40	11/01/2024	250,000	271,147
Entergy Texas Incorporated	7.13	02/01/2019	200,000	238,692
Exelon Corporation	4.90	06/15/2015	375,000	405,012
Exelon Corporation	5.63	06/15/2035	365,000	356,487
Exelon Generation Company LLC	5.20	10/01/2019	500,000	527,608
Exelon Generation Company LLC	6.25	10/01/2039	500,000	519,248

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

43

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Electric Utilities (continued)

FirstEnergy Corporation Series C	7.38%	11/15/2031	$430,000	$499,889
FirstEnergy Solutions Company	4.80	02/15/2015	1,200,000	1,286,460
FirstEnergy Solutions Company	6.05	08/15/2021	240,000	263,953
FirstEnergy Solutions Company	6.80	08/15/2039	164,000	175,730
Florida Power & Light Company	5.25	02/01/2041	200,000	206,541
Florida Power & Light Company	5.63	04/01/2034	150,000	162,108
Florida Power & Light Company	5.65	02/01/2037	380,000	413,950
Florida Power & Light Company	5.69	03/01/2040	585,000	643,681
Florida Power & Light Company	5.85	05/01/2037	100,000	111,859
Florida Power & Light Company	5.95	02/01/2038	50,000	56,741
Florida Power & Light Company	6.20	06/01/2036	500,000	583,016
Florida Power Corporation	4.80	03/01/2013	100,000	106,078
Florida Power Corporation	5.65	06/15/2018	300,000	344,941
Florida Power Corporation	5.65	04/01/2040	125,000	135,195
Florida Power Corporation	5.80	09/15/2017	200,000	233,237
Florida Power Corporation	6.40	06/15/2038	500,000	592,624
FPL Group Capital Incorporated	2.55	11/15/2013	100,000	102,480
FPL Group Capital Incorporated	6.00	03/01/2019	750,000	843,683
Georgia Power Company	1.30	09/15/2013	500,000	503,207
Georgia Power Company	4.25	12/01/2019	375,000	395,512
Georgia Power Company	5.40	06/01/2018	200,000	226,709
Georgia Power Company	5.40	06/01/2040	250,000	257,216
Georgia Power Company	5.95	02/01/2039	250,000	277,085
Georgia Power Company	6.00	11/01/2013	525,000	584,507
Georgia Power Company Series B	5.70	06/01/2017	100,000	115,198
Great Plains Energy Incorporated	2.75	08/15/2013	250,000	255,832
Great Plains Energy Incorporated	4.85	06/01/2021	50,000	50,872
Indiana Michigan Power Company	7.00	03/15/2019	500,000	601,291
Interstate Power & Light Company	6.25	07/15/2039	30,000	34,111
Jersey Central Power & Light Company	5.63	05/01/2016	100,000	112,690
Jersey Central Power & Light Company	7.35	02/01/2019	250,000	306,071
Kansas City Power & Light Company	6.38	03/01/2018	250,000	287,164
Kansas City Power & Light Company	7.15	04/01/2019	200,000	241,222
Kentucky Utilities Company††	3.25	11/01/2020	500,000	482,245
Kentucky Utilities Company††	5.13	11/01/2040	500,000	505,229
LG&E & KU Energy LLC††	2.13	11/15/2015	100,000	97,448
LG&E & KU Energy LLC††	3.75	11/15/2020	100,000	95,389
MidAmerican Energy Holdings Company	3.15	07/15/2012	200,000	205,406
MidAmerican Energy Holdings Company	5.30	03/15/2018	250,000	279,349
MidAmerican Energy Holdings Company	5.80	10/15/2036	75,000	80,675
MidAmerican Energy Holdings Company	5.88	10/01/2012	180,000	191,629
MidAmerican Energy Holdings Company	5.95	07/15/2017	500,000	580,697
MidAmerican Energy Holdings Company	5.95	05/15/2037	300,000	323,495
MidAmerican Energy Holdings Company	6.13	04/01/2036	450,000	497,175
MidAmerican Energy Holdings Company	6.50	09/15/2037	500,000	577,782
MidAmerican Energy Holdings Company	6.75	12/30/2031	150,000	181,173
MidAmerican Energy Holdings Company Series D	5.00	02/15/2014	350,000	380,588
MidAmerican Energy Holdings Company Series MTN	5.13	01/15/2013	350,000	373,004
Nevada Power Company	5.45	05/15/2041	120,000	122,574
Nevada Power Company	6.75	07/01/2037	200,000	239,244
Nevada Power Company	7.13	03/15/2019	300,000	364,387
Nevada Power Company Series O	6.50	05/15/2018	550,000	645,075
NiSource Finance Corporation	5.25	09/15/2017	180,000	196,819
NiSource Finance Corporation	5.45	09/15/2020	415,000	444,522
NiSource Finance Corporation	6.13	03/01/2022	100,000	112,376
NiSource Finance Corporation	6.40	03/15/2018	1,000,000	1,147,186
NiSource Finance Corporation	6.80	01/15/2019	90,000	105,222
Northern States Power Company Minnesota	1.95	08/15/2015	150,000	149,469
Northern States Power Company Minnesota	5.25	03/01/2018	500,000	561,712
Northern States Power Company Minnesota	5.35	11/01/2039	40,000	42,387
Northern States Power Company Minnesota	6.20	07/01/2037	300,000	354,281
Northern States Power Company Minnesota Series B	8.00	08/28/2012	250,000	272,043
NSTAR Electric Company	4.88	04/15/2014	250,000	273,769

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

44

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Electric Utilities (continued)

NSTAR Electric Company	5.50%	03/15/2040	$100,000	$106,687
Oglethorpe Power Corporation	5.38	11/01/2040	300,000	296,445
Oglethorpe Power Corporation	5.95	11/01/2039	150,000	160,630
Ohio Edison Company	6.88	07/15/2036	150,000	171,045
Ohio Power Company	5.38	10/01/2021	65,000	71,058
Ohio Power Company	6.00	06/01/2016	250,000	287,826
Ohio Power Company	6.60	02/15/2033	194,000	222,008
Oklahoma Gas & Electric Company	5.25	05/15/2041	100,000	99,907
Oklahoma Gas & Electric Company	5.85	06/01/2040	100,000	108,790
Oncor Electric Delivery Company LLC	5.25	09/30/2040	500,000	492,166
Oncor Electric Delivery Company LLC	5.95	09/01/2013	800,000	877,050
Oncor Electric Delivery Company LLC	6.80	09/01/2018	500,000	590,705
Oncor Electric Delivery Company LLC	7.50	09/01/2038	200,000	251,570
PacifiCorp	5.65	07/15/2018	600,000	688,760
PacifiCorp	6.00	01/15/2039	500,000	563,347
PacifiCorp	6.25	10/15/2037	720,000	835,101
PECO Energy Company	5.00	10/01/2014	500,000	553,581
Pepco Holdings Incorporated	2.70	10/01/2015	350,000	352,303
Portland General Electric Company	6.10	04/15/2019	250,000	292,475
Potomac Electric Power	6.50	11/15/2037	200,000	240,206
PPL Electric Utilities Corporation	6.25	05/15/2039	45,000	51,877
PPL Electric Utilities Corporation	7.13	11/30/2013	200,000	227,862
PPL Energy Supply LLC	6.20	05/15/2016	500,000	562,357
Progress Energy Incorporated	4.40	01/15/2021	750,000	770,708
Progress Energy Incorporated	4.55	04/01/2020	75,000	79,760
Progress Energy Incorporated	6.00	12/01/2039	300,000	326,677
Progress Energy Incorporated	6.05	03/15/2014	500,000	559,666
Progress Energy Incorporated	6.30	04/01/2038	50,000	58,910
Progress Energy Incorporated	7.75	03/01/2031	120,000	153,866
PSEG Power LLC	2.50	04/15/2013	700,000	713,287
PSEG Power LLC	5.13	04/15/2020	280,000	296,231
PSEG Power LLC	8.63	04/15/2031	75,000	99,188
Public Service Comapny of Colorado	3.20	11/15/2020	300,000	288,357
Public Service Company of Colorado	5.13	06/01/2019	50,000	55,734
Public Service Company of Colorado	6.25	09/01/2037	500,000	590,260
Public Service Company of Colorado	7.88	10/01/2012	150,000	163,849
Public Service Company of Oklahoma	4.40	02/01/2021	100,000	101,968
Public Service Company of Oklahoma	5.15	12/01/2019	40,000	43,136
Public Service Electric & Gas Company	5.30	05/01/2018	1,000,000	1,127,271
Public Service Electric & Gas Company Series MTN	5.80	05/01/2037	100,000	109,906
Puget Sound Energy Incorporated	5.76	10/01/2039	400,000	423,213
Puget Sound Energy Incorporated	5.80	03/15/2040	50,000	53,583
Puget Sound Energy Incorporated	6.27	03/15/2037	330,000	372,051
San Diego Gas & Electric Company	6.00	06/01/2039	530,000	611,515
South Carolina Electric & Gas Company	6.50	11/01/2018	525,000	625,125
Southern California Edison Company	3.88	06/01/2021	70,000	70,607
Southern California Edison Company	5.50	08/15/2018	500,000	573,407
Southern California Edison Company	5.50	03/15/2040	700,000	746,808
Southern California Edison Company	5.75	03/15/2014	750,000	842,573
Southern California Edison Company	6.05	03/15/2039	350,000	399,301
Southern California Edison Company Series 05-A	5.00	01/15/2016	100,000	112,048
Southern California Edison Company Series 05-E	5.35	07/15/2035	180,000	188,088
Southern Company	2.38	09/15/2015	200,000	201,518
Southern Company	4.15	05/15/2014	125,000	134,242
Southern Power Company Series D	4.88	07/15/2015	250,000	273,207
Southwestern Electric Power Company	6.20	03/15/2040	50,000	52,374
Southwestern Electric Power Company Series E	5.55	01/15/2017	100,000	108,572
Southwestern Public Service Company	6.00	10/01/2036	100,000	107,411
Tampa Electric Comapny	6.10	05/15/2018	100,000	115,715
Tampa Electric Company	6.15	05/15/2037	75,000	85,013
Toleda Edison Company	6.15	05/15/2037	50,000	54,054
TXU Electric Delivery Company	7.00	05/01/2032	175,000	208,689
TXU Electric Delivery Company	7.25	01/15/2033	75,000	92,061

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

45

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Electric Utilities (continued)

Union Electric Company	5.40%	02/01/2016	$75,000	$83,504
Union Electric Company	6.00	04/01/2018	100,000	112,157
Union Electric Company	6.40	06/15/2017	500,000	583,031
Union Electric Company	8.45	03/15/2039	80,000	114,802
Virginia Electric & Power Company	4.75	03/01/2013	100,000	106,441
Virginia Electric & Power Company	5.00	06/30/2019	200,000	218,731
Virginia Electric & Power Company	5.40	01/15/2016	600,000	680,223
Virginia Electric & Power Company	6.00	05/15/2037	605,000	677,585
Virginia Electric & Power Company	8.88	11/15/2038	300,000	454,439
Virginia Electric & Power Company Series B	6.00	01/15/2036	100,000	111,687
Weatar Energy Incorporated	8.63	12/01/2018	250,000	326,126
Wisconsin Electric Power Company	4.25	12/15/2019	350,000	370,011
Wisconsin Electric Power Company	5.63	05/15/2033	100,000	106,801
Wisconsin Electric Power Company	5.70	12/01/2036	150,000	162,624
Wisconsin Power & Light Company	5.00	07/15/2019	50,000	55,072
Wisconsin Power & Light Company	6.38	08/15/2037	250,000	297,567

				68,706,527

Gas Utilities: 0.10%

AGL Capital Corporation	5.88	03/15/2041	570,000	595,940
Atmos Energy Corporation	4.95	10/15/2014	100,000	109,129
Atmos Energy Corporation	6.35	06/15/2017	50,000	57,578
Atmos Energy Corporation	8.50	03/15/2019	250,000	318,807
Consolidated Natural Gas Company Series A	5.00	12/01/2014	300,000	332,103
KeySpan Corporation	5.80	04/01/2035	125,000	128,205
Oneok Incorporated	5.20	06/15/2015	65,000	71,462
Oneok Incorporated	6.00	06/15/2035	200,000	202,392
Panhandle East Pipe Line Company LP	6.20	11/01/2017	400,000	454,445
Questar Corporation	2.75	02/01/2016	200,000	202,989
Sempra Energy	6.00	02/01/2013	100,000	107,585
Sempra Energy	6.00	10/15/2039	300,000	323,392
Sempra Energy	6.50	06/01/2016	1,090,000	1,271,892
Southern California Gas Company	5.13	11/15/2040	100,000	102,601
Southern California Gas Company	5.75	11/15/2035	75,000	83,383

				4,361,903

Independent Power Producers & Energy Traders: 0.02%

Constellation Energy Group Incorpoated	5.15	12/01/2020	100,000	104,506
Constellation Energy Group Incorporated	7.60	04/01/2032	500,000	607,529

				712,035

Multi-Utilities: 0.22%

Alliant Energy Corporation	4.00	10/15/2014	100,000	105,392
Avista Corporation	5.13	04/01/2022	55,000	59,139
Baltimore Gas & Electric Company	5.90	10/01/2016	350,000	402,629
Centerpoint Energy Resources Corporation	5.95	02/01/2017	250,000	278,101
Dominion Resources Incorporated	1.80	03/15/2014	100,000	101,156
Dominion Resources Incorporated	2.25	09/01/2015	100,000	99,846
Dominion Resources Incorporated	4.45	03/15/2021	100,000	102,792
Dominion Resources Incorporated	5.20	08/15/2019	580,000	638,864
Dominion Resources Incorporated	5.70	09/17/2012	180,000	191,008
Dominion Resources Incorporated	6.40	06/15/2018	750,000	876,912
Dominion Resources Incorporated Series A	5.60	11/15/2016	50,000	56,792
Dominion Resources Incorporated Series B	5.95	06/15/2035	225,000	243,582
Dominion Resources Incorporated Series C	5.15	07/15/2015	350,000	389,132
DTE Energy Company	6.35	06/01/2016	350,000	406,864
DTE Energy Company	7.63	05/15/2014	50,000	57,978
Integrys Energy Group	4.17	11/01/2020	200,000	197,999
Louisville Gas & Electric Company††	5.13	11/15/2040	125,000	125,927

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

46

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Multi-Utilities (continued)

NSTAR Global Services Incorporated	4.50%	11/15/2019	$100,000	$105,387
Pacific Gas & Electric Company	4.25	05/15/2021	200,000	202,427
Pacific Gas & Electric Company	4.80	03/01/2014	125,000	136,313
Pacific Gas & Electric Company	5.40	01/15/2040	200,000	200,684
Pacific Gas & Electric Company	5.80	03/01/2037	500,000	530,771
Pacific Gas & Electric Company	6.05	03/01/2034	1,000,000	1,090,532
Pacific Gas & Electric Company	6.25	12/01/2013	200,000	223,880
Pacific Gas & Electric Company	6.35	02/15/2038	100,000	112,482
Pacific Gas & Electric Company	8.25	10/15/2018	1,000,000	1,298,479
San Diego Gas & Electric Company	5.35	05/15/2035	100,000	105,197
South Carolina Electric & Gas Company	5.45	02/01/2041	500,000	518,294
Southern Power Company	6.25	07/15/2012	200,000	211,247
Wisconsin Energy Corporation	6.25	05/15/2067	125,000	126,563
Xcel Energy Incorporated	4.70	05/15/2020	250,000	264,596

				9,460,965

Water Utilities: 0.02%
American Water Capital Corporation	6.09	10/15/2017	750,000	866,730

Total Corporate Bonds and Notes (Cost $852,868,616)				897,960,695

Foreign Government Bonds@: 24.24%
Australia Commonwealth (AUD)	5.50	01/21/2018	500,000	544,686
Australia Commonwealth (AUD)	5.75	05/15/2021	1,000,000	1,111,229
Australia Commonwealth (AUD)	6.25	06/15/2014	750,000	831,916
Australia Commonwealth (AUD)	6.25	04/15/2015	900,000	1,005,487
Australia Commonwealth (AUD)	6.50	05/15/2013	2,150,000	2,367,424
Australian Government Bond Series 122 (AUD)	5.25	03/15/2019	1,000,000	1,073,420
Australian Government Bond Series 126 (AUD)	4.50	04/15/2020	750,000	761,044
Australian Government Bond Series 127 (AUD)	4.75	11/15/2012	1,000,000	1,066,981
Australian Government Bond Series 128 (AUD)	5.75	07/15/2022	300,000	333,532
Australian Government Bond Series 129 (AUD)	5.50	12/15/2013	500,000	542,969
Australian Government Bond Series 130 (AUD)	4.75	06/15/2016	300,000	316,718
Australian Government Bond Series 131 (AUD)	4.50	10/21/2014	400,000	421,932
Australian Government Bond Series 217 (AUD)	6.00	02/15/2017	1,000,000	1,116,354
Belgium (Kingdom) (EUR)	2.75	03/28/2016	550,000	768,812
Belgium (Kingdom) (EUR)	3.25	09/28/2016	1,000,000	1,420,535
Belgium (Kingdom) (EUR)	3.50	06/28/2017	1,000,000	1,417,643
Belgium (Kingdom) (EUR)	3.75	09/28/2020	1,800,000	2,523,418
Belgium (Kingdom) (EUR)	4.00	03/28/2014	1,800,000	2,681,586
Belgium (Kingdom) (EUR)	4.00	03/28/2022	850,000	1,203,956
Belgium (Kingdom) (EUR)	4.25	09/28/2013	1,000,000	1,496,663
Belgium (Kingdom) (EUR)	4.25	09/28/2021	350,000	506,480
Belgium (Kingdom) (EUR)	4.25	03/28/2041	450,000	607,373
Belgium (Kingdom) (EUR)	5.00	09/28/2012	2,000,000	2,991,974
Belgium (Kingdom) (EUR)	8.00	12/24/2012	400,000	627,453
Belgium (Kingdom) (EUR)	8.00	03/28/2015	350,000	591,150
Belgium Government Bond Series 31 (EUR)	5.50	03/28/2028	885,000	1,418,284
Belgium Government Bond Series 40 (EUR)	5.50	09/28/2017	700,000	1,105,326
Belgium Government Bond Series 43 (EUR)	4.25	09/28/2014	1,000,000	1,499,642
Belgium Government Bond Series 44 (EUR)	5.00	03/28/2035	1,030,000	1,569,727
Belgium Government Bond Series 49 (EUR)	4.00	03/28/2017	1,050,000	1,537,498
Belgium Government Bond Series 55 (EUR)	4.00	03/28/2019	900,000	1,301,562
Belgium Government Bond Series 56 (EUR)	3.50	03/28/2015	800,000	1,166,649
Bundesrepublic Deutschland (EUR)	3.00	07/04/2020	700,000	1,012,276
Bundesrepublik Deutschland (EUR)	2.00	02/26/2016	1,250,000	1,778,115
Bundesrepublik Deutschland (EUR)	2.25	09/04/2020	1,000,000	1,358,798
Bundesrepublik Deutschland (EUR)	2.50	01/04/2021	1,600,000	2,210,480
Bundesrepublik Deutschland (EUR)	2.75	04/08/2016	700,000	1,028,424
Bundesrepublik Deutschland (EUR)	3.25	07/15/2015	750,000	1,118,936
Bundesrepublik Deutschland (EUR)	3.25	01/04/2020	2,950,000	4,362,515

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

47

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Foreign Government Bonds@ (continued)
Bundesrepublik Deutschland (EUR)	3.25%	07/04/2042	750,000	$1,022,433
Bundesrepublik Deutschland (EUR)	3.50	07/04/2019	1,500,000	2,262,696
Bundesrepublik Deutschland (EUR)	3.75	07/04/2013	3,000,000	4,505,015
Bundesrepublik Deutschland (EUR)	4.00	10/11/2013	1,500,000	2,273,468
Bundesrepublik Deutschland (EUR)	4.25	10/12/2012	1,300,000	1,940,593
Bundesrepublik Deutschland (EUR)	4.25	07/04/2014	1,500,000	2,310,704
Bundesrepublik Deutschland (EUR)	4.25	07/04/2017	1,500,000	2,366,959
Bundesrepublik Deutschland (EUR)	4.75	07/04/2040	1,300,000	2,266,510
Bundesrepublik Deutschland (EUR)	6.50	07/04/2027	1,000,000	1,964,313
Bundesrepublik Deutschland Series 00 (EUR)	5.50	01/04/2031	1,200,000	2,178,751
Bundesrepublik Deutschland Series 00 (EUR)	6.25	01/04/2030	750,000	1,471,875
Bundesrepublik Deutschland Series 02 (EUR)	5.00	07/04/2012	2,150,000	3,212,536
Bundesrepublik Deutschland Series 03 (EUR)	4.25	01/04/2014	2,140,000	3,272,553
Bundesrepublik Deutschland Series 03 (EUR)	4.50	01/04/2013	2,200,000	3,314,727
Bundesrepublik Deutschland Series 03 (EUR)	4.75	07/04/2034	1,860,000	3,142,743
Bundesrepublik Deutschland Series 04 (EUR)	3.75	01/04/2015	2,300,000	3,507,929
Bundesrepublik Deutschland Series 05 (EUR)	3.25	07/04/2015	1,300,000	1,953,277
Bundesrepublik Deutschland Series 05 (EUR)	3.50	01/04/2016	1,900,000	2,885,769
Bundesrepublik Deutschland Series 05 (EUR)	4.00	01/04/2037	1,100,000	1,684,496
Bundesrepublik Deutschland Series 06 (EUR)	4.00	07/04/2016	1,700,000	2,638,419
Bundesrepublik Deutschland Series 07 (EUR)	4.25	07/04/2039	1,100,000	1,775,155
Bundesrepublik Deutschland Series 08 (EUR)	4.25	07/04/2018	2,200,000	3,480,911
Bundesrepublik Deutschland Series 09 (EUR)	3.75	01/04/2019	1,900,000	2,917,350
Bundesrepublik Deutschland Series 94 (EUR)	6.25	01/04/2024	655,000	1,231,049
Bundesrepublik Deutschland Series 98 (EUR)	4.75	07/04/2028	500,000	827,871
Bundesrepublik Deutschland Series 98 (EUR)	5.63	01/04/2028	1,400,000	2,532,809
Canadian Government Bond (CAD)	1.50	06/01/2012	500,000	517,247
Canadian Government Bond (CAD)	1.50	12/01/2012	500,000	516,592
Canadian Government Bond (CAD)	1.75	03/01/2013	2,000,000	2,071,838
Canadian Government Bond (CAD)	2.00	09/01/2012	900,000	936,359
Canadian Government Bond (CAD)	2.00	06/01/2016	500,000	507,819
Canadian Government Bond (CAD)	2.25	08/01/2014	1,000,000	1,041,296
Canadian Government Bond (CAD)	2.50	09/01/2013	1,800,000	1,890,144
Canadian Government Bond (CAD)	2.50	06/01/2015	1,000,000	1,046,292
Canadian Government Bond (CAD)	2.75	09/01/2016	500,000	525,030
Canadian Government Bond (CAD)	3.00	06/01/2014	1,500,000	1,597,260
Canadian Government Bond (CAD)	3.00	12/01/2015	600,000	639,065
Canadian Government Bond (CAD)	3.50	06/01/2013	1,100,000	1,177,125
Canadian Government Bond (CAD)	3.50	06/01/2020	1,700,000	1,828,020
Canadian Government Bond (CAD)	3.75	06/01/2012	400,000	422,980
Canadian Government Bond (CAD)	3.75	06/01/2019	1,500,000	1,646,772
Canadian Government Bond (CAD)	4.00	06/01/2016	1,300,000	1,447,396
Canadian Government Bond (CAD)	4.00	06/01/2017	500,000	558,203
Canadian Government Bond (CAD)	4.00	06/01/2041	850,000	961,114
Canadian Government Bond (CAD)	4.25	06/01/2018	1,000,000	1,133,437
Canadian Government Bond (CAD)	4.50	06/01/2015	400,000	450,303
Canadian Government Bond (CAD)	5.00	06/01/2014	1,000,000	1,125,086
Canadian Government Bond (CAD)	5.00	06/01/2037	1,500,000	1,936,925
Canadian Government Bond (CAD)	5.25	06/01/2012	1,000,000	1,072,756
Canadian Government Bond (CAD)	5.75	06/01/2029	1,000,000	1,355,607
Canadian Government Bond (CAD)	5.75	06/01/2033	1,000,000	1,389,947
Canadian Government Bond (CAD)	8.00	06/01/2023	95,000	145,191
Canadian Government Bond (CAD)	8.00	06/01/2027	593,000	967,223
Canadian Government Bond (CAD)	9.00	06/01/2025	200,000	339,495
Denmark Government Bond (DKK)	4.00	11/15/2012	3,000,000	602,189
Denmark Government Bond (DKK)	4.00	11/15/2015	6,925,000	1,428,009
Denmark Government Bond (DKK)	4.00	11/15/2017	3,500,000	726,628
Denmark Government Bond (DKK)	4.00	11/15/2019	10,400,000	2,151,423
Denmark Government Bond (DKK)	4.50	11/15/2039	8,600,000	1,946,044
Denmark Government Bond (DKK)	5.00	11/15/2013	7,400,000	1,537,021
Denmark Government Bond (DKK)	7.00	11/10/2024	1,000,000	267,924
France Government Bond (EUR)	2.50	10/25/2020	1,900,000	2,541,002
France Government Bond (EUR)	3.00	07/12/2014	1,350,000	1,993,491

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

48

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Foreign Government Bonds @(continued)
France Government Bond (EUR)	3.00%	10/25/2015	1,850,000	$2,715,927
France Government Bond (EUR)	3.25	04/25/2016	1,800,000	2,663,946
France Government Bond (EUR)	3.50	04/25/2015	2,200,000	3,298,675
France Government Bond (EUR)	3.50	04/25/2020	3,050,000	4,454,127
France Government Bond (EUR)	3.50	04/25/2026	1,150,000	1,599,523
France Government Bond (EUR)	3.75	04/25/2017	1,900,000	2,870,183
France Government Bond (EUR)	3.75	10/25/2019	1,200,000	1,792,076
France Government Bond (EUR)	3.75	04/25/2021	1,750,000	2,590,149
France Government Bond (EUR)	4.00	04/25/2013	1,500,000	2,250,824
France Government Bond (EUR)	4.00	10/25/2013	1,500,000	2,266,150
France Government Bond (EUR)	4.00	04/25/2014	1,050,000	1,592,712
France Government Bond (EUR)	4.00	10/25/2014	2,000,000	3,044,991
France Government Bond (EUR)	4.00	04/25/2018	2,000,000	3,054,460
France Government Bond (EUR)	4.00	10/25/2038	1,500,000	2,168,255
France Government Bond (EUR)	4.00	04/25/2055	1,150,000	1,652,118
France Government Bond (EUR)	4.00	04/25/2060	500,000	717,535
France Government Bond (EUR)	4.25	10/25/2017	1,350,000	2,101,739
France Government Bond (EUR)	4.25	10/25/2018	1,050,000	1,625,200
France Government Bond (EUR)	4.25	04/25/2019	2,250,000	3,478,037
France Government Bond (EUR)	4.25	10/25/2023	1,150,000	1,759,475
France Government Bond (EUR)	4.50	07/12/2012	2,500,000	3,718,633
France Government Bond (EUR)	4.50	04/25/2041	1,050,000	1,643,725
France Government Bond (EUR)	4.75	10/25/2012	2,100,000	3,154,659
France Government Bond (EUR)	4.75	04/25/2035	1,900,000	3,059,615
France Government Bond (EUR)	5.00	10/25/2016	1,800,000	2,884,439
France Government Bond (EUR)	5.50	04/25/2029	2,150,000	3,729,120
France Government Bond (EUR)	5.75	10/25/2032	1,250,000	2,263,164
France Government Bond (EUR)	6.00	10/25/2025	1,600,000	2,891,093
France Government Bond (EUR)	8.50	10/25/2019	1,900,000	3,799,021
France Government Bond (EUR)	8.50	04/25/2023	800,000	1,705,978
French Republic Bond (EUR)	2.50	01/12/2014	1,600,000	2,335,255
French Treasury Note (EUR)	0.75	09/20/2012	500,000	712,756
French Treasury Note (EUR)	2.00	07/12/2015	2,050,000	2,900,001
French Treasury Note (EUR)	2.25	02/25/2016	1,500,000	2,124,327
French Treasury Note (EUR)	2.50	01/15/2015	1,400,000	2,030,877
French Treasury Note (EUR)	4.50	07/12/2013	1,700,000	2,587,988
French Treasury Note Series 5 (EUR)	3.75	01/12/2013	1,600,000	2,380,685
Germany Government Bond (EUR)	0.50	06/15/2012	1,250,000	1,782,846
Germany Government Bond (EUR)	0.75	09/14/2012	1,150,000	1,640,401
Germany Government Bond (EUR)	1.00	12/14/2012	500,000	714,081
Germany Government Bond (EUR)	1.50	03/15/2013	2,250,000	3,235,092
Germany Government Bond (EUR)	1.75	10/09/2015	750,000	1,060,555
Germany Government Bond (EUR)	2.25	04/11/2014	1,650,000	2,405,240
Germany Government Bond (EUR)	2.25	04/10/2015	1,750,000	2,535,046
Germany Government Bond (EUR)	2.50	10/10/2014	1,000,000	1,465,435
Germany Government Bond (EUR)	2.50	02/27/2015	1,000,000	1,462,658
Germany Government Bond (EUR)	3.75	01/04/2017	1,200,000	1,843,020
Germany Government Bond (EUR)	4.00	01/04/2018	1,000,000	1,558,847
Italy Buoni Poliennali del Tesoro (EUR)	2.00	12/15/2012	1,500,000	2,140,970
Italy Buoni Poliennali del Tesoro (EUR)	2.00	06/01/2013	1,000,000	1,414,393
Italy Buoni Poliennali del Tesoro (EUR)	2.25	11/01/2013	1,600,000	2,250,452
Italy Buoni Poliennali del Tesoro (EUR)	2.50	07/01/2012	1,000,000	1,442,136
Italy Buoni Poliennali del Tesoro (EUR)	3.00	04/15/2015	1,700,000	2,386,139
Italy Buoni Poliennali del Tesoro (EUR)	3.00	06/15/2015	1,350,000	1,888,328
Italy Buoni Poliennali del Tesoro (EUR)	3.00	11/01/2015	1,750,000	2,431,967
Italy Buoni Poliennali del Tesoro (EUR)	3.50	06/01/2014	1,500,000	2,161,607
Italy Buoni Poliennali del Tesoro (EUR)	3.75	12/15/2013	1,700,000	2,475,484
Italy Buoni Poliennali del Tesoro (EUR)	3.75	08/01/2015	1,800,000	2,590,897
Italy Buoni Poliennali del Tesoro (EUR)	3.75	04/15/2016	1,000,000	1,420,843
Italy Buoni Poliennali del Tesoro (EUR)	3.75	08/01/2016	1,425,000	2,038,823
Italy Buoni Poliennali del Tesoro (EUR)	3.75	03/01/2021	1,700,000	2,280,598
Italy Buoni Poliennali del Tesoro (EUR)	3.75	08/01/2021	1,900,000	2,561,892
Italy Buoni Poliennali del Tesoro (EUR)	4.00	02/01/2017	1,000,000	1,440,985

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

49

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Foreign Government Bonds@ (continued)
Italy Buoni Poliennali del Tesoro (EUR)	4.00%	09/01/2020	2,000,000	$2,761,459
Italy Buoni Poliennali del Tesoro (EUR)	4.00	02/01/2037	1,500,000	1,756,752
Italy Buoni Poliennali del Tesoro (EUR)	4.25	10/15/2012	1,200,000	1,766,725
Italy Buoni Poliennali del Tesoro (EUR)	4.25	04/15/2013	700,000	1,030,841
Italy Buoni Poliennali del Tesoro (EUR)	4.25	08/01/2013	2,100,000	3,097,843
Italy Buoni Poliennali del Tesoro (EUR)	4.25	08/01/2014	2,050,000	3,015,677
Italy Buoni Poliennali del Tesoro (EUR)	4.25	02/01/2015	1,650,000	2,425,637
Italy Buoni Poliennali del Tesoro (EUR)	4.25	02/01/2019	2,750,000	3,927,842
Italy Buoni Poliennali del Tesoro (EUR)	4.25	09/01/2019	2,000,000	2,844,639
Italy Buoni Poliennali del Tesoro (EUR)	4.25	03/01/2020	2,150,000	3,038,278
Italy Buoni Poliennali del Tesoro (EUR)	4.50	02/01/2018	1,750,000	2,552,926
Italy Buoni Poliennali del Tesoro (EUR)	4.50	08/01/2018	1,000,000	1,451,533
Italy Buoni Poliennali del Tesoro (EUR)	4.50	03/01/2019	2,000,000	2,893,453
Italy Buoni Poliennali del Tesoro (EUR)	4.50	02/01/2020	1,800,000	2,596,078
Italy Buoni Poliennali del Tesoro (EUR)	4.50	03/01/2026	350,000	474,511
Italy Buoni Poliennali del Tesoro (EUR)	4.75	02/01/2013	1,900,000	2,821,786
Italy Buoni Poliennali del Tesoro (EUR)	4.75	09/01/2021	750,000	1,080,836
Italy Buoni Poliennali del Tesoro (EUR)	4.75	08/01/2023	1,750,000	2,505,278
Italy Buoni Poliennali del Tesoro (EUR)	5.00	03/01/2025	1,550,000	2,237,184
Italy Buoni Poliennali del Tesoro (EUR)	5.00	08/01/2034	1,400,000	1,917,448
Italy Buoni Poliennali del Tesoro (EUR)	5.00	08/01/2039	1,400,000	1,885,796
Italy Buoni Poliennali del Tesoro (EUR)	5.00	09/01/2040	1,700,000	2,279,180
Italy Buoni Poliennali del Tesoro (EUR)	5.25	11/01/2029	2,100,000	3,033,291
Italy Buoni Poliennali del Tesoro (EUR)	5.75	07/25/2016	1,500,000	2,329,010
Italy Buoni Poliennali del Tesoro (EUR)	5.75	02/01/2033	1,450,000	2,179,239
Italy Buoni Poliennali del Tesoro (EUR)	6.00	05/01/2031	2,125,000	3,288,850
Italy Buoni Poliennali del Tesoro (EUR)	6.50	11/01/2027	2,200,000	3,599,067
Italy Buoni Poliennali del Tesoro (EUR)	7.25	11/01/2026	950,000	1,669,803
Italy Buoni Poliennali del Tesoro (EUR)	9.00	11/01/2023	730,000	1,440,084
Italy Certificati di Credito del Tesoro (EUR)	2.35	08/31/2012	800,000	1,117,814
Italy Certificati di Credito del Tesoro (EUR)	2.67	12/31/2012	1,200,000	1,656,219
Japan Government Five Year Bond Series 66 (JPY)	1.10	09/20/2012	167,000,000	2,074,113
Japan Government Five Year Bond Series 69 (JPY)	0.90	12/20/2012	787,500,000	9,770,169
Japan Government Five Year Bond Series 70 (JPY)	0.80	03/20/2013	378,500,000	4,695,383
Japan Government Five Year Bond Series 71 (JPY)	1.30	03/20/2013	165,000,000	2,065,053
Japan Government Five Year Bond Series 72 (JPY)	1.50	06/20/2013	165,000,000	2,078,636
Japan Government Five Year Bond Series 78 (JPY)	0.90	12/20/2013	100,000,000	1,248,540
Japan Government Five Year Bond Series 79 (JPY)	0.70	12/20/2013	275,000,000	3,415,482
Japan Government Five Year Bond Series 81 (JPY)	0.80	03/20/2014	150,000,000	1,870,098
Japan Government Five Year Bond Series 82 (JPY)	0.90	03/20/2014	75,000,000	937,352
Japan Government Five Year Bond Series 83 (JPY)	0.90	06/20/2014	275,000,000	3,440,945
Japan Government Five Year Bond Series 84 (JPY)	0.70	06/20/2014	500,000,000	6,219,034
Japan Government Five Year Bond Series 85 (JPY)	0.70	09/20/2014	350,000,000	4,354,638
Japan Government Five Year Bond Series 86 (JPY)	0.60	09/20/2014	150,000,000	1,860,241
Japan Government Five Year Bond Series 87 (JPY)	0.50	12/20/2014	595,000,000	7,353,020
Japan Government Five Year Bond Series 88 (JPY)	0.50	03/20/2015	1,119,000,000	13,823,116
Japan Government Five Year Bond Series 89 (JPY)	0.40	06/20/2015	542,000,000	6,665,051
Japan Government Five Year Bond Series 90 (JPY)	0.30	06/20/2015	300,000,000	3,674,358
Japan Government Five Year Bond Series 91 (JPY)	0.40	09/20/2015	415,000,000	5,098,288
Japan Government Five Year Bond Series 93 (JPY)	0.50	12/20/2015	335,000,000	4,129,476
Japan Government Five Year Bond Series 94 (JPY)	0.60	12/20/2015	160,000,000	1,981,126
Japan Government Forty Year Bond Series 1 (JPY)	2.40	03/20/2048	56,500,000	727,640
Japan Government Forty Year Bond Series 2 (JPY)	2.20	03/20/2049	41,000,000	501,458
Japan Government Forty Year Bond Series 3 (JPY)	2.20	03/20/2050	148,000,000	1,862,743
Japan Government Ten Year Bond Series 240 (JPY)	1.30	06/20/2012	500,000,000	6,207,447
Japan Government Ten Year Bond Series 243 (JPY)	1.10	09/20/2012	410,000,000	5,090,821
Japan Government Ten Year Bond Series 244 (JPY)	1.00	12/20/2012	250,000,000	3,106,380
Japan Government Ten Year Bond Series 248 (JPY)	0.70	03/20/2013	853,000,000	10,562,936
Japan Government Ten Year Bond Series 251 (JPY)	0.90	06/20/2013	165,000,000	2,053,854
Japan Government Ten Year Bond Series 253 (JPY)	1.60	09/20/2013	1,037,000,000	13,132,992
Japan Government Ten Year Bond Series 256 (JPY)	1.40	12/20/2013	400,000,000	5,053,947
Japan Government Ten Year Bond Series 259 (JPY)	1.50	03/20/2014	750,000,000	9,524,604
Japan Government Ten Year Bond Series 261 (JPY)	1.80	06/20/2014	500,000,000	6,421,893

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

50

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Foreign Government Bonds@ (continued)
Japan Government Ten Year Bond Series 264 (JPY)	1.50%	09/20/2014	421,500,000	$5,378,089
Japan Government Ten Year Bond Series 265 (JPY)	1.50	12/20/2014	473,000,000	6,045,817
Japan Government Ten Year Bond Series 269 (JPY)	1.30	03/20/2015	547,000,000	6,954,315
Japan Government Ten Year Bond Series 270 (JPY)	1.30	06/20/2015	282,000,000	3,592,859
Japan Government Ten Year Bond Series 273 (JPY)	1.50	09/20/2015	330,000,000	4,241,862
Japan Government Ten Year Bond Series 276 (JPY)	1.60	12/20/2015	542,000,000	7,010,485
Japan Government Ten Year Bond Series 277 (JPY)	1.60	03/20/2016	253,000,000	3,277,497
Japan Government Ten Year Bond Series 279 (JPY)	2.00	03/20/2016	100,000,000	1,318,722
Japan Government Ten Year Bond Series 280 (JPY)	1.90	06/20/2016	400,000,000	5,262,633
Japan Government Ten Year Bond Series 282 (JPY)	1.70	09/20/2016	350,000,000	4,567,721
Japan Government Ten Year Bond Series 284 (JPY)	1.70	12/20/2016	330,000,000	4,311,883
Japan Government Ten Year Bond Series 285 (JPY)	1.70	03/20/2017	700,000,000	9,155,478
Japan Government Ten Year Bond Series 286 (JPY)	1.80	06/20/2017	325,000,000	4,277,735
Japan Government Ten Year Bond Series 288 (JPY)	1.70	09/20/2017	1,015,000,000	13,288,207
Japan Government Ten Year Bond Series 289 (JPY)	1.50	12/20/2017	440,000,000	5,691,816
Japan Government Ten Year Bond Series 290 (JPY)	1.40	03/20/2018	125,000,000	1,605,936
Japan Government Ten Year Bond Series 292 (JPY)	1.70	03/20/2018	200,000,000	2,618,278
Japan Government Ten Year Bond Series 293 (JPY)	1.80	06/20/2018	300,000,000	3,951,229
Japan Government Ten Year Bond Series 296 (JPY)	1.50	09/20/2018	400,000,000	5,161,021
Japan Government Ten Year Bond Series 297 (JPY)	1.40	12/20/2018	200,000,000	2,564,608
Japan Government Ten Year Bond Series 298 (JPY)	1.30	12/20/2018	300,000,000	3,811,752
Japan Government Ten Year Bond Series 301 (JPY)	1.50	06/20/2019	320,000,000	4,109,741
Japan Government Ten Year Bond Series 302 (JPY)	1.40	06/20/2019	250,000,000	3,186,971
Japan Government Ten Year Bond Series 303 (JPY)	1.40	09/20/2019	370,000,000	4,685,269
Japan Government Ten Year Bond Series 305 (JPY)	1.30	12/20/2019	525,000,000	6,612,598
Japan Government Ten Year Bond Series 306 (JPY)	1.40	03/20/2020	450,000,000	5,699,934
Japan Government Ten Year Bond Series 307 (JPY)	1.30	03/20/2020	150,000,000	1,884,533
Japan Government Ten Year Bond Series 308 (JPY)	1.30	06/20/2020	833,000,000	10,437,977
Japan Government Ten Year Bond Series 309 (JPY)	1.10	06/20/2020	150,000,000	1,847,902
Japan Government Ten Year Bond Series 311 (JPY)	0.80	09/20/2020	202,000,000	2,415,653
Japan Government Ten Year Bond Series 313 (JPY)	1.30	03/20/2021	252,000,000	3,133,268
Japan Government Ten Year Bond Series 64 (JPY)	1.90	09/20/2023	528,500,000	6,827,447
Japan Government Thirty Year Bond Series 1 (JPY)	2.30	03/20/2040	200,000,000	2,581,703
Japan Government Thirty Year Bond Series 11 (JPY)	1.70	06/20/2033	82,000,000	955,947
Japan Government Thirty Year Bond Series 14 (JPY)	2.40	03/20/2034	125,000,000	1,643,099
Japan Government Thirty Year Bond Series 18 (JPY)	2.30	03/20/2035	435,500,000	5,617,694
Japan Government Thirty Year Bond Series 23 (JPY)	2.50	06/20/2036	150,000,000	2,007,755
Japan Government Thirty Year Bond Series 25 (JPY)	2.30	12/20/2036	190,000,000	2,452,193
Japan Government Thirty Year Bond Series 26 (JPY)	2.40	03/20/2037	110,000,000	1,446,679
Japan Government Thirty Year Bond Series 27 (JPY)	2.50	09/20/2037	100,000,000	1,342,870
Japan Government Thirty Year Bond Series 28 (JPY)	2.50	03/20/2038	405,000,000	5,429,748
Japan Government Thirty Year Bond Series 29 (JPY)	2.40	09/20/2038	120,000,000	1,578,509
Japan Government Thirty Year Bond Series 3 (JPY)	2.30	05/20/2030	100,000,000	1,300,133
Japan Government Thirty Year Bond Series 30 (JPY)	2.30	03/20/2039	210,000,000	2,707,789
Japan Government Thirty Year Bond Series 31 (JPY)	2.20	09/20/2039	135,000,000	1,704,533
Japan Government Thirty Year Bond Series 4 (JPY)	2.90	11/20/2030	40,000,000	569,175
Japan Government Twenty Year Bond Series 100 (JPY)	2.20	03/20/2028	250,000,000	3,248,445
Japan Government Twenty Year Bond Series 102 (JPY)	2.40	06/20/2028	210,000,000	2,799,485
Japan Government Twenty Year Bond Series 105 (JPY)	2.10	09/20/2028	200,000,000	2,550,558
Japan Government Twenty Year Bond Series 108 (JPY)	1.90	12/20/2028	477,000,000	5,897,911
Japan Government Twenty Year Bond Series 110 (JPY)	2.10	03/20/2029	230,000,000	2,922,922
Japan Government Twenty Year Bond Series 112 (JPY)	2.10	06/20/2029	173,000,000	2,197,968
Japan Government Twenty Year Bond Series 113 (JPY)	2.10	09/20/2029	200,000,000	2,533,272
Japan Government Twenty Year Bond Series 114 (JPY)	2.10	12/20/2029	200,000,000	2,529,363
Japan Government Twenty Year Bond Series 115 (JPY)	2.20	12/20/2029	120,000,000	1,540,537
Japan Government Twenty Year Bond Series 116 (JPY)	2.20	03/20/2030	100,000,000	1,281,961
Japan Government Twenty Year Bond Series 117 (JPY)	2.10	03/20/2030	200,000,000	2,525,344
Japan Government Twenty Year Bond Series 118 (JPY)	2.00	06/20/2030	70,000,000	868,857
Japan Government Twenty Year Bond Series 120 (JPY)	1.60	06/20/2030	326,500,000	3,798,143
Japan Government Twenty Year Bond Series 121 (JPY)	1.90	09/20/2030	40,000,000	487,900
Japan Government Twenty Year Bond Series 123 (JPY)	2.10	12/20/2030	165,000,000	2,074,868
Japan Government Twenty Year Bond Series 125 (JPY)	2.20	03/20/2031	200,000,000	2,551,810
Japan Government Twenty Year Bond Series 22 (JPY)	5.30	03/20/2013	165,000,000	2,208,844

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

51

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Foreign Government Bonds@ (continued)
Japan Government Twenty Year Bond Series 26 (JPY)	4.50%	09/22/2014	165,000,000	$2,302,587
Japan Government Twenty Year Bond Series 281 (JPY)	2.00	06/20/2016	335,000,000	4,434,363
Japan Government Twenty Year Bond Series 30 (JPY)	3.70	09/21/2015	100,000,000	1,400,936
Japan Government Twenty Year Bond Series 37 (JPY)	3.10	09/20/2017	250,000,000	3,531,557
Japan Government Twenty Year Bond Series 41 (JPY)	1.50	03/20/2019	395,000,000	5,081,708
Japan Government Twenty Year Bond Series 45 (JPY)	2.40	03/20/2020	585,000,000	8,012,311
Japan Government Twenty Year Bond Series 50 (JPY)	1.90	03/22/2021	629,000,000	8,248,088
Japan Government Twenty Year Bond Series 52 (JPY)	2.10	09/21/2021	408,000,000	5,431,220
Japan Government Twenty Year Bond Series 62 (JPY)	0.80	06/20/2023	82,000,000	943,142
Japan Government Twenty Year Bond Series 70 (JPY)	2.40	06/20/2024	338,000,000	4,582,336
Japan Government Twenty Year Bond Series 73 (JPY)	2.00	12/20/2024	298,500,000	3,861,175
Japan Government Twenty Year Bond Series 82 (JPY)	2.10	09/20/2025	175,000,000	2,278,931
Japan Government Twenty Year Bond Series 84 (JPY)	2.00	12/20/2025	150,000,000	1,926,527
Japan Government Twenty Year Bond Series 86 (JPY)	2.30	03/20/2026	80,000,000	1,064,061
Japan Government Twenty Year Bond Series 88 (JPY)	2.30	06/20/2026	375,000,000	4,974,632
Japan Government Twenty Year Bond Series 90 (JPY)	2.20	09/20/2026	150,000,000	1,962,494
Japan Government Twenty Year Bond Series 92 (JPY)	2.10	12/20/2026	230,000,000	2,962,271
Japan Government Twenty Year Bond Series 93 (JPY)	2.00	03/20/2027	420,000,000	5,357,728
Japan Government Twenty Year Bond Series 97 (JPY)	2.20	09/20/2027	200,000,000	2,603,568
Japan Government Twenty Year Bond Series 99 (JPY)	2.10	12/20/2027	200,000,000	2,564,429
Japan Government Two Year Bond Series 17 (JPY)	2.40	12/20/2034	60,000,000	789,109
Japan Government Two Year Bond Series 292 (JPY)	0.20	05/15/2012	500,000,000	6,136,689
Japan Government Two Year Bond Series 293 (JPY)	0.20	06/15/2012	370,000,000	4,541,240
Japan Government Two Year Bond Series 294 (JPY)	0.20	07/15/2012	250,000,000	3,068,446
Japan Government Two Year Bond Series 297 (JPY)	0.10	10/15/2012	245,000,000	3,003,019
Japan Government Two Year Bond Series 301 (JPY)	0.20	02/15/2013	200,000,000	2,454,725
Japan Government Two Year Bond Series 303 (JPY)	0.20	04/15/2013	420,000,000	5,154,757
Japan Government Two Year Bond Series 64 (JPY)	1.50	06/20/2012	400,000,000	4,976,234
Japan Government Two Year Bond Series 67 (JPY)	1.30	09/20/2012	325,000,000	4,045,714
Netherlands Government Bond (EUR)	1.00	01/15/2014	700,000	984,643
Netherlands Government Bond (EUR)	1.75	01/15/2013	900,000	1,299,036
Netherlands Government Bond (EUR)	2.75	01/15/2015	1,700,000	2,492,316
Netherlands Government Bond (EUR)	3.25	07/15/2021	750,000	1,074,619
Netherlands Government Bond (EUR)	3.50	07/15/2020	1,000,000	1,473,321
Netherlands Government Bond (EUR)	3.75	07/15/2014	1,200,000	1,815,579
Netherlands Government Bond (EUR)	3.75	01/15/2023	850,000	1,261,681
Netherlands Government Bond (EUR)	3.75	01/15/2042	700,000	1,023,901
Netherlands Government Bond (EUR)	4.00	07/15/2016	850,000	1,306,537
Netherlands Government Bond (EUR)	4.00	07/15/2018	1,000,000	1,531,058
Netherlands Government Bond (EUR)	4.00	07/15/2019	900,000	1,378,639
Netherlands Government Bond (EUR)	4.00	01/15/2037	953,000	1,443,669
Netherlands Government Bond (EUR)	4.25	07/15/2013	1,000,000	1,515,084
Netherlands Government Bond (EUR)	4.50	07/15/2017	1,600,000	2,518,171
Netherlands Government Bond (EUR)	5.00	07/15/2012	750,000	1,121,418
Netherlands Government Bond (EUR)	5.50	01/15/2028	810,000	1,435,873
Netherlands Government Bond (EUR)	7.50	01/15/2023	85,000	170,119
Spain Government Bond (EUR)	2.30	04/30/2013	1,000,000	1,407,295
Spain Government Bond (EUR)	2.50	10/31/2013	1,350,000	1,886,811
Spain Government Bond (EUR)	3.00	04/30/2015	1,250,000	1,715,396
Spain Government Bond (EUR)	3.15	01/31/2016	1,000,000	1,358,930
Spain Government Bond (EUR)	3.25	04/30/2016	350,000	471,741
Spain Government Bond (EUR)	3.30	10/31/2014	1,000,000	1,400,071
Spain Government Bond (EUR)	3.40	04/30/2014	350,000	493,183
Spain Government Bond (EUR)	3.80	01/31/2017	1,400,000	1,919,301
Spain Government Bond (EUR)	3.90	10/31/2012	900,000	1,307,986
Spain Government Bond (EUR)	4.20	07/30/2013	700,000	1,017,232
Spain Government Bond (EUR)	4.20	01/31/2037	700,000	787,256
Spain Government Bond (EUR)	4.25	01/31/2014	1,000,000	1,451,857
Spain Government Bond (EUR)	4.30	10/31/2019	2,500,000	3,396,886
Spain Government Bond (EUR)	4.40	01/31/2015	752,000	1,087,830
Spain Government Bond (EUR)	4.60	07/30/2019	2,200,000	3,064,779
Spain Government Bond (EUR)	4.65	07/30/2025	1,400,000	1,825,132
Spain Government Bond (EUR)	4.70	07/30/2041	850,000	1,017,535

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

52

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Foreign Government Bonds@ (continued)
Spain Government Bond (EUR)	4.75%	07/30/2014	1,900,000	$2,786,213
Spain Government Bond (EUR)	4.80	01/31/2024	900,000	1,215,250
Spain Government Bond (EUR)	4.85	10/31/2020	850,000	1,183,406
Spain Government Bond (EUR)	4.90	07/30/2040	1,000,000	1,239,381
Spain Government Bond (EUR)	5.00	07/30/2012	1,050,000	1,547,108
Spain Government Bond (EUR)	5.50	07/30/2017	1,100,000	1,633,602
Spain Government Bond (EUR)	5.50	04/30/2021	1,200,000	1,740,545
Spain Government Bond (EUR)	5.75	07/30/2032	1,600,000	2,273,017
Spain Government Bond (EUR)	6.00	01/31/2029	1,100,000	1,611,633
Spain Government Bond (EUR)	6.15	01/31/2013	1,050,000	1,575,652
Sweden Government Bond (SEK)	3.50	03/30/2039	3,000,000	507,100
Sweden Government Bond (SEK)	3.75	08/12/2017	4,000,000	682,627
Sweden Government Bond (SEK)	4.50	08/12/2015	1,300,000	226,088
Sweden Government Bond (SEK)	5.50	10/08/2012	3,800,000	642,031
Sweden Government Bond Series 1041 (SEK)	6.75	05/05/2014	9,300,000	1,683,552
Sweden Government Bond Series 1047 (SEK)	5.00	12/01/2020	5,890,000	1,115,974
Sweden Government Bond Series 1050 (SEK)	3.00	07/12/2016	3,500,000	573,956
Sweden Government Bond Series 1052 (SEK)	4.25	03/12/2019	9,000,000	1,595,411
United Kingdom Gilt (GBP)	2.00	01/22/2016	500,000	816,520
United Kingdom Gilt (GBP)	2.25	03/07/2014	2,750,000	4,633,856
United Kingdom Gilt (GBP)	2.75	01/22/2015	2,200,000	3,740,705
United Kingdom Gilt (GBP)	3.75	09/07/2019	2,200,000	3,784,531
United Kingdom Gilt (GBP)	3.75	09/07/2020	1,350,000	2,295,588
United Kingdom Gilt (GBP)	3.75	09/07/2021	600,000	1,011,477
United Kingdom Gilt (GBP)	4.00	09/07/2016	2,750,000	4,903,200
United Kingdom Gilt (GBP)	4.00	03/07/2022	800,000	1,370,903
United Kingdom Gilt (GBP)	4.00	01/22/2060	1,000,000	1,627,760
United Kingdom Gilt (GBP)	4.25	12/07/2027	1,400,000	2,385,769
United Kingdom Gilt (GBP)	4.25	06/07/2032	1,050,000	1,769,722
United Kingdom Gilt (GBP)	4.25	03/07/2036	1,300,000	2,181,761
United Kingdom Gilt (GBP)	4.25	09/07/2039	1,150,000	1,936,394
United Kingdom Gilt (GBP)	4.25	12/07/2040	1,500,000	2,523,486
United Kingdom Gilt (GBP)	4.25	12/07/2046	1,600,000	2,718,171
United Kingdom Gilt (GBP)	4.25	12/07/2049	1,300,000	2,212,106
United Kingdom Gilt (GBP)	4.25	12/07/2055	1,325,000	2,266,918
United Kingdom Gilt (GBP)	4.50	03/07/2013	2,500,000	4,369,941
United Kingdom Gilt (GBP)	4.50	03/07/2019	2,350,000	4,267,090
United Kingdom Gilt (GBP)	4.50	09/07/2034	1,900,000	3,301,370
United Kingdom Gilt (GBP)	4.50	12/07/2042	1,500,000	2,643,358
United Kingdom Gilt (GBP)	4.75	09/07/2015	2,575,000	4,714,357
United Kingdom Gilt (GBP)	4.75	03/07/2020	3,200,000	5,882,833
United Kingdom Gilt (GBP)	4.75	12/07/2030	3,150,000	5,667,018
United Kingdom Gilt (GBP)	4.75	12/07/2038	1,400,000	2,549,374
United Kingdom Gilt (GBP)	5.00	09/07/2014	2,585,000	4,711,276
United Kingdom Gilt (GBP)	5.00	03/07/2018	1,600,000	3,005,164
United Kingdom Gilt (GBP)	5.00	03/07/2025	1,700,000	3,160,407
United Kingdom Gilt (GBP)	5.25	06/07/2012	2,350,000	4,043,109
United Kingdom Gilt (GBP)	6.00	12/07/2028	1,500,000	3,106,112
United Kingdom Gilt (GBP)	8.00	12/07/2015	1,500,000	3,106,754
United Kingdom Gilt (GBP)	8.00	06/07/2021	1,600,000	3,684,351
United Kingdom Gilt (GBP)	8.75	08/25/2017	500,000	1,121,815

Total Foreign Government Bonds (Cost $961,493,294)				1,030,882,092

US Treasury Securities: 20.05%
US Treasury Bond	4.75	02/15/2041	9,700,000	10,589,674
US Treasury Bond	3.50	02/15/2039	3,500,000	3,092,033
US Treasury Bond	3.63	02/15/2020	13,000,000	13,845,000
US Treasury Bond	3.88	08/15/2040	7,000,000	6,587,658
US Treasury Bond	4.25	05/15/2039	5,000,000	5,040,625
US Treasury Bond	4.25	11/15/2040	6,500,000	6,528,438
US Treasury Bond	4.38	02/15/2038	1,750,000	1,808,790
US Treasury Bond	4.38	11/15/2039	7,800,000	8,018,158

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

53

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

US Treasury Securities (continued)
US Treasury Bond	4.38%	05/15/2040	$6,250,000	$6,417,000
US Treasury Bond	4.50	02/15/2036	3,150,000	3,335,554
US Treasury Bond	4.50	05/15/2038	4,600,000	4,847,250
US Treasury Bond	4.50	08/15/2039	5,600,000	5,880,000
US Treasury Bond	4.63	02/15/2040	6,500,000	6,960,077
US Treasury Bond	4.75	02/15/2037	1,550,000	1,701,367
US Treasury Bond	5.00	05/15/2037	2,300,000	2,619,843
US Treasury Bond	5.25	11/15/2028	2,000,000	2,358,124
US Treasury Bond	5.25	02/15/2029	3,500,000	4,126,717
US Treasury Bond	5.38	02/15/2031	5,250,000	6,293,438
US Treasury Bond	5.50	08/15/2028	2,000,000	2,424,376
US Treasury Bond	6.00	02/15/2026	1,150,000	1,456,546
US Treasury Bond	6.13	11/15/2027	2,400,000	3,095,626
US Treasury Bond	6.13	08/15/2029	1,500,000	1,946,954
US Treasury Bond	6.25	08/15/2023	1,500,000	1,930,782
US Treasury Bond	6.25	05/15/2030	2,250,000	2,967,539
US Treasury Bond	6.38	08/15/2027	2,400,000	3,168,749
US Treasury Bond	6.50	11/15/2026	1,500,000	1,996,407
US Treasury Bond«	6.63	02/15/2027	950,000	1,280,867
US Treasury Bond	6.88	08/15/2025	1,500,000	2,050,547
US Treasury Bond	7.13	02/15/2023	3,000,000	4,117,032
US Treasury Bond	7.25	05/15/2016	2,500,000	3,171,875
US Treasury Bond	7.25	08/15/2022	1,000,000	1,381,250
US Treasury Bond	7.50	11/15/2016	2,000,000	2,592,500
US Treasury Bond	7.50	11/15/2024	2,000,000	2,862,500
US Treasury Bond	7.88	02/15/2021	500,000	709,024
US Treasury Bond	8.00	11/15/2021	4,100,000	5,907,846
US Treasury Bond	8.13	08/15/2019	1,350,000	1,904,766
US Treasury Bond	8.50	02/15/2020	1,700,000	2,465,530
US Treasury Bond«	8.75	05/15/2017	2,500,000	3,454,298
US Treasury Bond	8.75	08/15/2020	400,000	592,062
US Treasury Bond	8.88	08/15/2017	1,275,000	1,783,804
US Treasury Bond	8.88	02/15/2019	1,200,000	1,743,000
US Treasury Bond	9.13	05/15/2018	2,900,000	4,189,366
US Treasury Bond	11.25	02/15/2015	2,000,000	2,741,250
US Treasury Note	0.38	09/30/2012	4,500,000	4,506,152
US Treasury Note	0.38	10/31/2012	5,000,000	5,005,470
US Treasury Note	0.50	10/15/2013	4,000,000	3,992,500
US Treasury Note	0.50	11/15/2013	4,500,000	4,488,750
US Treasury Note«	1.25	10/31/2015	5,000,000	4,962,110
US Treasury Note	1.38	11/30/2015	2,500,000	2,490,625
US Treasury Note«	2.25	11/30/2017	2,500,000	2,504,298
US Treasury Note	0.38	08/31/2012	10,000,000	10,014,060
US Treasury Note	0.63	06/30/2012	7,000,000	7,028,980
US Treasury Note	0.63	07/31/2012	5,000,000	5,022,050
US Treasury Note	0.63	12/31/2012	20,000,000	20,089,840
US Treasury Note	0.63	02/28/2013	10,000,000	10,041,020
US Treasury Note«	0.63	04/30/2013	10,500,000	10,537,695
US Treasury Note	0.75	08/15/2013	5,000,000	5,025,780
US Treasury Note	0.75	09/15/2013	4,000,000	4,018,124
US Treasury Note	1.00	07/15/2013	5,000,000	5,052,750
US Treasury Note	1.00	01/15/2014	7,000,000	7,061,796
US Treasury Note	1.13	12/15/2012	6,500,000	6,579,983
US Treasury Note«	1.13	06/15/2013	3,500,000	3,545,955
US Treasury Note	1.25	02/15/2014	5,000,000	5,076,170
US Treasury Note	1.25	04/15/2014	500,000	507,188
US Treasury Note«	1.25	08/31/2015	4,500,000	4,482,072
US Treasury Note	1.25	09/30/2015	7,000,000	6,960,625
US Treasury Note	1.38	09/15/2012	5,000,000	5,070,900
US Treasury Note	1.38	10/15/2012	5,000,000	5,074,220
US Treasury Note	1.38	11/15/2012	10,000,000	10,154,690
US Treasury Note	1.38	01/15/2013	11,000,000	11,181,324
US Treasury Note«	1.38	02/15/2013	3,500,000	3,559,336

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

54

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

US Treasury Securities (continued)
US Treasury Note«	1.38%	03/15/2013	$10,000,000	$10,172,700
US Treasury Note	1.38	05/15/2013	5,000,000	5,090,050
US Treasury Note	1.50	07/15/2012	3,000,000	3,042,657
US Treasury Note«	1.50	12/31/2013	9,000,000	9,196,875
US Treasury Note	1.75	08/15/2012	5,000,000	5,090,235
US Treasury Note	1.75	04/15/2013	3,000,000	3,074,070
US Treasury Note«	1.75	01/31/2014	4,500,000	4,629,375
US Treasury Note	1.75	03/31/2014	5,000,000	5,143,750
US Treasury Note	1.75	07/31/2015	4,750,000	4,836,118
US Treasury Note	1.88	06/15/2012	5,000,000	5,085,155
US Treasury Note	1.88	02/28/2014	1,500,000	1,548,282
US Treasury Note	1.88	04/30/2014	4,400,000	4,541,627
US Treasury Note	1.88	06/30/2015	6,250,000	6,402,344
US Treasury Note	1.88	08/31/2017	4,000,000	3,936,248
US Treasury Note	1.88	09/30/2017	10,000,000	9,818,750
US Treasury Note	2.00	11/30/2013	3,800,000	3,929,139
US Treasury Note«	2.00	01/31/2016	4,000,000	4,084,064
US Treasury Note	2.00	04/30/2016	500,000	508,240
US Treasury Note	2.13	11/30/2014	6,500,000	6,750,861
US Treasury Note	2.13	05/31/2015	3,500,000	3,622,500
US Treasury Note«	2.13	12/31/2015	8,000,000	8,223,128
US Treasury Note	2.13	02/29/2016	4,000,000	4,101,564
US Treasury Note«	2.25	05/31/2014	3,500,000	3,651,757
US Treasury Note	2.25	01/31/2015	5,000,000	5,210,545
US Treasury Note«	2.25	03/31/2016	8,000,000	8,240,000
US Treasury Note«	2.38	08/31/2014	5,000,000	5,236,330
US Treasury Note	2.38	09/30/2014	10,500,000	10,998,750
US Treasury Note	2.38	10/31/2014	5,000,000	5,235,940
US Treasury Note«	2.38	02/28/2015	10,000,000	10,462,500
US Treasury Note	2.38	03/31/2016	2,500,000	2,589,063
US Treasury Note	2.38	07/31/2017	3,500,000	3,554,688
US Treasury Note	2.50	03/31/2015	4,000,000	4,203,440
US Treasury Note	2.50	04/30/2015	5,000,000	5,251,560
US Treasury Note«	2.50	06/30/2017	4,500,000	4,609,688
US Treasury Note	2.63	06/30/2014	3,500,000	3,692,227
US Treasury Note	2.63	07/31/2014	5,750,000	6,067,596
US Treasury Note	2.63	12/31/2014	8,000,000	8,447,504
US Treasury Note	2.63	02/29/2016	2,500,000	2,621,095
US Treasury Note	2.63	04/30/2016	2,500,000	2,616,405
US Treasury Note«	2.63	01/31/2018	4,000,000	4,088,752
US Treasury Note	2.63	04/30/2018	5,500,000	5,596,250
US Treasury Note«	2.63	08/15/2020	12,000,000	11,697,192
US Treasury Note«	2.63	11/15/2020	10,000,000	9,697,660
US Treasury Note«	2.75	02/28/2013	5,000,000	5,208,400
US Treasury Note	2.75	10/31/2013	8,375,000	8,811,413
US Treasury Note	2.75	11/30/2016	4,000,000	4,185,624
US Treasury Note	2.75	05/31/2017	4,000,000	4,159,688
US Treasury Note	2.75	12/31/2017	6,000,000	6,188,436
US Treasury Note«	2.75	02/28/2018	4,000,000	4,114,688
US Treasury Note«	2.75	02/15/2019	8,950,000	9,082,156
US Treasury Note	2.88	03/31/2018	4,000,000	4,141,248
US Treasury Note	3.00	08/31/2016	5,500,000	5,842,034
US Treasury Note	3.00	09/30/2016	4,000,000	4,245,936
US Treasury Note	3.00	02/28/2017	3,000,000	3,170,859
US Treasury Note	3.13	04/30/2013	5,550,000	5,837,906
US Treasury Note	3.13	08/31/2013	3,500,000	3,702,619
US Treasury Note	3.13	09/30/2013	3,300,000	3,496,970
US Treasury Note	3.13	10/31/2016	6,000,000	6,402,186
US Treasury Note	3.13	01/31/2017	5,000,000	5,323,045
US Treasury Note	3.13	04/30/2017	3,000,000	3,186,327
US Treasury Note	3.13	05/15/2019	8,000,000	8,301,872
US Treasury Note	3.25	05/31/2016	4,000,000	4,304,688
US Treasury Note	3.25	06/30/2016	1,000,000	1,075,703

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

55

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

US Treasury Securities (continued)
US Treasury Note	3.25%	12/31/2016	$4,500,000	$4,823,087
US Treasury Note	3.25	03/31/2017	5,000,000	5,350,000
US Treasury Note	3.38	06/30/2013	3,500,000	3,710,819
US Treasury Note	3.38	07/31/2013	2,000,000	2,124,532
US Treasury Note«	3.38	11/15/2019	8,000,000	8,392,496
US Treasury Note	3.50	05/31/2013	2,000,000	2,122,032
US Treasury Note	3.50	02/15/2018	5,000,000	5,390,625
US Treasury Note«	3.50	05/15/2020	17,000,000	17,869,890
US Treasury Note	3.63	05/15/2013	4,000,000	4,249,220
US Treasury Note«	3.63	08/15/2019	9,500,000	10,183,554
US Treasury Note	3.63	02/15/2021	5,000,000	5,258,205
US Treasury Note«	3.75	11/15/2018	7,000,000	7,620,704
US Treasury Note	3.88	10/31/2012	3,500,000	3,678,007
US Treasury Note	3.88	02/15/2013	2,750,000	2,914,142
US Treasury Note	3.88	05/15/2018	3,000,000	3,302,814
US Treasury Note	4.00	11/15/2012	7,500,000	7,904,295
US Treasury Note	4.00	02/15/2014	3,000,000	3,268,125
US Treasury Note	4.00	02/15/2015	5,500,000	6,084,804
US Treasury Note	4.00	08/15/2018	2,525,000	2,796,634
US Treasury Note	4.13	05/15/2015	6,000,000	6,679,218
US Treasury Note	4.25	09/30/2012	2,000,000	2,106,016
US Treasury Note	4.25	08/15/2013	6,600,000	7,142,441
US Treasury Note«	4.25	11/15/2013	2,500,000	2,723,438
US Treasury Note	4.25	08/15/2014	1,500,000	1,660,313
US Treasury Note	4.25	11/15/2014	4,370,000	4,857,526
US Treasury Note«	4.25	08/15/2015	5,500,000	6,163,438
US Treasury Note	4.25	11/15/2017	4,000,000	4,504,376
US Treasury Note	4.38	08/15/2012	6,550,000	6,875,194
US Treasury Note«	4.50	11/15/2015	3,000,000	3,400,077
US Treasury Note	4.50	02/15/2016	2,500,000	2,838,478
US Treasury Note	4.50	05/15/2017	2,000,000	2,280,468
US Treasury Note	4.63	07/31/2012	1,000,000	1,050,938
US Treasury Note	4.63	11/15/2016	3,000,000	3,438,750
US Treasury Note	4.63	02/15/2017	5,000,000	5,732,420
US Treasury Note	4.75	05/15/2014	2,000,000	2,233,124
US Treasury Note	4.75	08/15/2017	3,000,000	3,466,875
US Treasury Note	4.88	08/15/2016	2,500,000	2,893,555
US Treasury Note	5.13	05/15/2016	2,000,000	2,334,532

Total US Treasury Securities (Cost $830,435,953)				852,822,339

Yankee Corporate Bonds and Notes: 4.01%

Consumer Discretionary: 0.05%

Media: 0.05%

Grupo Televisa SA	6.00	05/15/2018	250,000	277,650
Grupo Televisa SA	6.63	01/15/2040	500,000	543,950
Thomson Reuters Corporation	4.70	10/15/2019	125,000	133,455
Thomson Reuters Corporation	5.70	10/01/2014	200,000	226,014
Thomson Reuters Corporation	5.95	07/15/2013	250,000	274,825
Thomson Reuters Corporation	6.50	07/15/2018	500,000	590,296
				2,046,190

Consumer Staples: 0.02%

Beverages: 0.02%
Cia de Bebidas das Americas	8.75	09/15/2013	500,000	572,500
Coca-Cola Femsa SAB de CV	4.63	02/15/2020	200,000	206,867

				779,367

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

56

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Energy: 0.65%

Energy Equipment & Services: 0.08%

Ensco plc	3.25%	03/15/2016	$1,250,000	$1,274,535
Ensco plc	4.70	03/15/2021	500,000	511,391
Trans Canada Pipelines Limited	6.10	06/01/2040	300,000	330,310
Weatherford International Limited	6.00	03/15/2018	100,000	111,507
Weatherford International Limited	9.63	03/01/2019	1,000,000	1,305,440

				3,533,183

Oil, Gas & Consumable Fuels: 0.57%

Alberta Energy Company Limited	7.38	11/01/2031	350,000	424,688
Alberta Energy Company Limited	8.13	09/15/2030	150,000	192,496
Canadian Natural Resources Limited	4.90	12/01/2014	65,000	71,713
Canadian Natural Resources Limited	5.70	05/15/2017	1,150,000	1,324,928
Canadian Natural Resources Limited	5.85	02/01/2035	565,000	602,143
Canadian Natural Resources Limited	6.25	03/15/2038	500,000	560,837
Cenovus Energy Incorporarted	5.70	10/15/2019	200,000	230,256
Cenovus Energy Incorporated	4.50	09/15/2014	500,000	543,760
Cenovus Energy Incorporated	6.75	11/15/2039	500,000	590,479
Enbridge Incorporated	5.60	04/01/2017	100,000	113,585
Encana Corporation	5.90	12/01/2017	300,000	346,817
Encana Corporation	6.50	05/15/2019	400,000	482,642
Encana Corporation	6.50	08/15/2034	250,000	279,835
Encana Corporation	6.50	02/01/2038	350,000	393,000
Husky Energy Incorporated	5.90	06/15/2014	305,000	341,512
Husky Energy Incorporated	6.80	09/15/2037	100,000	114,791
Husky Energy Incorporated	7.25	12/15/2019	565,000	687,958
Nexen Incorporated	6.20	07/30/2019	80,000	91,009
Nexen Incorporated	6.40	05/15/2037	600,000	620,410
Nexen Incorporated	7.50	07/30/2039	560,000	655,806
Noble Holdings International Limited Corporation	3.05	03/01/2016	150,000	151,932
Noble Holdings International Limited Corporation	4.63	03/01/2021	200,000	206,243
Noble Holdings International Limited Corporation	4.90	08/01/2020	250,000	263,570
Noble Holdings International Limited Corporation	6.05	03/01/2041	200,000	212,459
Noble Holdings International Limited Corporation	7.38	03/15/2014	250,000	284,187
Norsk Hydro ASA	6.80	01/15/2028	250,000	305,294
Petro-Canada	5.95	05/15/2035	700,000	736,254
Petro-Canada	6.80	05/15/2038	400,000	466,598
Statoil ASA	2.90	10/15/2014	500,000	524,491
Statoil ASA	5.10	08/17/2040	500,000	500,264
Statoilhydro ASA	3.88	04/15/2014	150,000	161,294
Statoilhydro ASA	5.25	04/15/2019	1,015,000	1,134,702
Suncor Energy Incorporated	5.95	12/01/2034	75,000	79,257
Suncor Energy Incorporated	6.10	06/01/2018	900,000	1,038,033
Suncor Energy Incorporated	6.50	06/15/2038	150,000	170,147
Suncor Energy Incorporated	6.85	06/01/2039	250,000	293,278
Talisman Energy Incorporated	3.75	02/01/2021	150,000	144,101
Talisman Energy Incorporated	5.13	05/15/2015	65,000	71,874
Talisman Energy Incorporated	6.25	02/01/2038	400,000	438,336
Talisman Energy Incorporated	7.75	06/01/2019	415,000	517,687
Total Capital Canada Limited	1.63	01/28/2014	140,000	142,303
Total Capital SA	3.00	06/24/2015	500,000	522,019
Total Capital SA	3.13	10/02/2015	1,000,000	1,046,938
Total Capital SA	4.13	01/28/2021	100,000	102,520
Total Capital SA	4.45	06/24/2020	500,000	527,054
TransCanada PipeLines Limited	3.80	10/01/2020	300,000	300,222
TransCanada PipeLines Limited	6.20	10/15/2037	585,000	651,592
TransCanada PipeLines Limited	7.13	01/15/2019	1,500,000	1,865,259
TransCanada PipeLines Limited	7.63	01/15/2039	500,000	646,868
Transocean Incorporated	4.95	11/15/2015	500,000	540,153
Transocean Incorporated	6.00	03/15/2018	600,000	667,997
Weatherford International Limited	5.13	09/15/2020	200,000	206,169

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

57

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Oil, Gas & Consumable Fuels (continued)

Weatherford International Limited	5.15%	03/15/2013	$10,000	$10,622
Weatherford International Limited	6.75	09/15/2040	300,000	329,495
Weatherford International Limited	7.00	03/15/2038	50,000	56,398

				23,984,275

Financials: 2.11%

Capital Markets: 0.16%

BP Capital Markets plc	3.13	10/01/2015	800,000	819,352
BP Capital Markets plc	3.20	03/11/2016	500,000	510,047
BP Capital Markets plc	3.63	05/08/2014	600,000	631,158
BP Capital Markets plc	3.88	03/10/2015	700,000	739,486
BP Capital Markets plc	4.50	10/01/2020	500,000	512,091
BP Capital Markets plc	4.74	03/11/2021	500,000	517,404
BP Capital Markets plc	4.75	03/10/2019	450,000	476,380
BP Capital Markets plc	5.25	11/07/2013	1,000,000	1,085,897
Nomura Holdings Incorporated	5.00	03/04/2015	1,100,000	1,167,120
Nomura Holdings Incorporated	6.70	03/04/2020	356,000	396,308

				6,855,243

Commercial Banks: 0.77%

Bank of Montreal	2.13	06/28/2013	300,000	306,988
Bank of Nova Scotia	2.05	10/07/2015	300,000	299,897
Bank of Nova Scotia	2.25	01/22/2013	545,000	558,042
Bank of Nova Scotia	2.38	12/17/2013	600,000	616,587
Bank of Nova Scotia	3.40	01/22/2015	1,150,000	1,211,223
Bank of Nova Scotia	4.38	01/13/2021	500,000	514,821
Barclays Bank plc	2.38	01/13/2014	200,000	203,978
Barclays Bank plc	2.50	01/23/2013	1,500,000	1,534,760
Barclays Bank plc	3.90	04/07/2015	250,000	263,156
Barclays Bank plc	5.00	09/22/2016	900,000	971,780
Barclays Bank plc	5.13	01/08/2020	1,000,000	1,034,706
Barclays Bank plc	5.14	10/14/2020	800,000	783,091
Barclays Bank plc	5.20	07/10/2014	800,000	874,978
Barclays Bank plc	5.45	09/12/2012	300,000	317,457
Barclays Bank plc	6.75	05/22/2019	750,000	864,427
BNP Paribas	2.13	12/21/2012	300,000	305,546
BNP Paribas	3.25	03/11/2015	1,000,000	1,030,804
BNP Paribas	3.60	02/23/2016	1,000,000	1,022,534
BNP Paribas	5.00	01/15/2021	1,150,000	1,173,023
Canadian Imperial Bank	1.45	09/13/2013	500,000	503,192
Canadian Imperial Bank of Commerce	2.35	12/11/2015	500,000	498,126
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.50	01/11/2021	500,000	522,550
Dresdner Bank AG	7.25	09/15/2015	200,000	218,744
HSBC Holdings plc	5.25	12/12/2012	800,000	848,417
HSBC Holdings plc	6.50	05/02/2036	1,000,000	1,066,855
HSBC Holdings plc	6.50	09/15/2037	850,000	908,936
HSBC Holdings plc	6.80	06/01/2038	350,000	387,707
ICICI Bank Limited††	6.63	10/03/2012	1,000,000	1,057,722
Lloyds TSB Bank plc	4.88	01/21/2016	700,000	729,306
Lloyds TSB Bank plc	6.38	01/21/2021	800,000	846,834
Royal Bank of Canada	1.13	01/15/2014	200,000	200,154
Royal Bank of Canada	2.10	07/29/2013	800,000	821,050
Royal Bank of Canada	2.63	12/15/2015	250,000	254,690
Royal Bank of Scotland Group plc	3.40	08/23/2013	750,000	769,151
Royal Bank of Scotland Group plc	3.95	09/21/2015	500,000	507,132
Royal Bank of Scotland Group plc	4.38	03/16/2016	1,000,000	1,022,786
Royal Bank of Scotland Group plc	4.88	03/16/2015	1,000,000	1,050,920
Royal Bank of Scotland Group plc	5.00	10/01/2014	860,000	868,994
Royal Bank of Scotland Group plc	5.05	01/08/2015	300,000	301,866

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

58

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Commercial Banks (continued)

Royal Bank of Scotland Group plc	5.63%	08/24/2020	$1,000,000	$1,024,115
Royal Bank of Scotland Group plc	6.40	10/21/2019	575,000	608,551
Sumitomo Mitsui Banking Corporation	8.00	06/15/2012	500,000	530,375
Westpac Banking Corporation	1.85	12/09/2013	200,000	202,094
Westpac Banking Corporation	2.10	08/02/2013	500,000	508,343
Westpac Banking Corporation	2.25	11/19/2012	1,050,000	1,072,148
Westpac Banking Corporation	4.20	02/27/2015	780,000	831,899
Westpac Banking Corporation	4.88	11/19/2019	800,000	847,458

				32,897,913

Consumer Finance: 0.27%

Coca-Cola HBC Finance BV	5.13	09/17/2013	250,000	268,610
Deutsche Telekom International Finance BV	5.25	07/22/2013	1,000,000	1,084,813
Deutsche Telekom International Finance BV	5.75	03/23/2016	275,000	313,110
Deutsche Telekom International Finance BV	6.00	07/08/2019	500,000	580,570
Deutsche Telekom International Finance BV	8.75	06/15/2030	830,000	1,135,353
Diageo Capital plc	5.20	01/30/2013	300,000	321,268
Diageo Capital plc	5.75	10/23/2017	1,050,000	1,213,186
Diageo Capital plc	5.88	09/30/2036	175,000	194,327
Diageo Capital plc	7.38	01/15/2014	500,000	576,982
Diageo Finance BV	3.25	01/15/2015	100,000	104,872
Diageo Finance BV	5.30	10/28/2015	125,000	140,946
Encana Holdings Finance Corporation	5.80	05/01/2014	154,000	172,300
Telecom Italia Capital SA	4.95	09/30/2014	1,150,000	1,217,610
Telecom Italia Capital SA	5.25	11/15/2013	415,000	441,799
Telecom Italia Capital SA	5.25	10/01/2015	200,000	211,970
Telecom Italia Capital SA	6.00	09/30/2034	150,000	136,761
Telecom Italia Capital SA	7.18	06/18/2019	1,000,000	1,135,456
Telecom Italia Capital SA	7.20	07/18/2036	500,000	508,359
Telecom Italia Capital SA	7.72	06/04/2038	500,000	534,816
Virgin Media Secured Finance plc††	5.25	01/15/2021	900,000	941,442

				11,234,550

Diversified Financial Services: 0.86%

Abbey National Treasury Services plc	2.88	04/25/2014	200,000	201,772
Abbey National Treasury Services plc	4.00	04/27/2016	500,000	502,683
Anglogold Holdings plc	5.38	04/15/2020	165,000	169,735
Anglogold Holdings plc	6.50	04/15/2040	45,000	46,210
Barrick Australian Finance Proprietary Limited	5.95	10/15/2039	550,000	576,049
Barrick North America Finance LLC%%††	4.40	05/30/2021	100,000	100,402
BHP Billiton Finance USA Limited	4.80	04/15/2013	500,000	535,912
BHP Billiton Finance USA Limited	5.40	03/29/2017	200,000	229,461
BHP Billiton Finance USA Limited	5.50	04/01/2014	800,000	893,328
BHP Billiton Finance USA Limited	6.50	04/01/2019	1,050,000	1,271,573
Burlington Resources Finance Company	7.20	08/15/2031	500,000	623,350
ConocoPhillips Canada Funding Company	5.63	10/15/2016	150,000	174,131
ConocoPhillips Canada Funding Company	5.95	10/15/2036	300,000	331,933
Credit Suisse New York NY	3.50	03/23/2015	1,000,000	1,043,398
Credit Suisse New York NY	5.00	05/15/2013	1,000,000	1,072,745
Credit Suisse New York NY	5.30	08/13/2019	1,500,000	1,640,036
Credit Suisse New York NY	5.40	01/14/2020	1,000,000	1,049,518
Credit Suisse New York NY	5.50	05/01/2014	2,200,000	2,439,576
Credit Suisse New York NY	6.00	02/15/2018	625,000	687,831
Deutsche Bank AG London	2.38	01/11/2013	750,000	766,199
Deutsche Bank AG London	3.45	03/30/2015	500,000	522,086
Deutsche Bank AG London	3.88	08/18/2014	1,000,000	1,063,200
Deutsche Bank AG London	4.88	05/20/2013	1,000,000	1,070,925
Deutsche Bank AG London	5.38	10/12/2012	1,000,000	1,060,760
Deutsche Bank AG London	6.00	09/01/2017	1,000,000	1,144,796
ORIX Corporation	4.71	04/27/2015	415,000	430,109

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

59

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Diversified Financial Services (continued)

Rio Tinto Finance USA Limited	5.20%	11/02/2040	$300,000	$294,401
Rio Tinto Finance USA Limited	6.50	07/15/2018	750,000	883,383
Rio Tinto Finance USA Limited	8.95	05/01/2014	1,475,000	1,783,772
Rio Tinto Finance USA Limited	9.00	05/01/2019	480,000	640,203
Shell International Finance BV	1.88	03/25/2013	940,000	960,610
Shell International Finance BV	3.25	09/22/2015	1,000,000	1,054,318
Shell International Finance BV	4.00	03/21/2014	950,000	1,023,696
Shell International Finance BV	4.30	09/22/2019	500,000	527,108
Shell International Finance BV	4.38	03/25/2020	500,000	531,733
Shell International Finance BV	5.20	03/22/2017	250,000	284,820
Shell International Finance BV	5.50	03/25/2040	300,000	321,978
Shell International Finance BV	6.38	12/15/2038	850,000	1,015,647
Tyco International Finance SA	3.38	10/15/2015	250,000	259,117
Tyco International Finance SA	4.13	10/15/2014	200,000	213,801
Tyco International Finance SA	8.50	01/15/2019	500,000	635,879
UBS AG Stamford Connecticut	2.25	08/12/2013	500,000	509,026
UBS AG Stamford Connecticut	3.88	01/15/2015	500,000	528,175
UBS AG Stamford Connecticut	4.88	08/04/2020	1,000,000	1,045,729
UBS AG Stamford Connecticut	5.75	04/25/2018	1,000,000	1,112,563
UBS AG Stamford Connecticut Series DPNT	5.88	12/20/2017	1,500,000	1,698,081
UFJ Finance Aruba AEC	6.75	07/15/2013	1,000,000	1,102,548
WPP Finance UK	8.00	09/15/2014	500,000	589,171

				36,663,477

Insurance: 0.05%

Aegon NV	4.63	12/01/2015	500,000	531,947
AXA SA	8.60	12/15/2030	650,000	812,705
Axis Capital Holdings Limited	5.75	12/01/2014	65,000	70,719
Manulife Financial Corporation	3.40	09/17/2015	400,000	416,366
XL Capital Limited	5.25	09/15/2014	312,000	337,457

				2,169,194

Real Estate Management & Development: 0.00%
Brookfield Asset Management Incorporated	5.80	04/25/2017	125,000	134,881

Health Care: 0.17%

Pharmaceuticals: 0.17%

AstraZeneca plc	5.40	09/15/2012	700,000	743,210
AstraZeneca plc	5.40	06/01/2014	75,000	84,226
AstraZeneca plc	5.90	09/15/2017	500,000	585,634
AstraZeneca plc	6.45	09/15/2037	1,150,000	1,366,512
Covidien International Finance SA	1.88	06/15/2013	200,000	203,534
Covidien International Finance SA	2.80	06/15/2015	150,000	154,345
Covidien International Finance SA	5.45	10/15/2012	100,000	106,286
Covidien International Finance SA	6.00	10/15/2017	600,000	705,568
Covidien International Finance SA	6.55	10/15/2037	150,000	178,238
Novartis Securities Investment Limited	5.13	02/10/2019	1,000,000	1,115,767
Sanofi Aventis	1.63	03/28/2014	210,000	212,788
Sanofi Aventis	2.63	03/29/2016	500,000	508,331
Sanofi Aventis	4.00	03/29/2021	700,000	706,206
Teva Pharmaceutical Finance LLC	3.00	06/15/2015	500,000	516,568

				7,187,213

Industrials: 0.10%

Aerospace & Defense: 0.01%
Embraer Overseas Limited	6.38	01/15/2020	500,000	541,250

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

60

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Commercial Services & Supplies: 0.03%

Ingersoll-Rand Global Holding Company Limited	6.88%	08/15/2018	$250,000	$298,193
Ingersoll-Rand Global Holding Company Limited	9.50	04/15/2014	500,000	601,928
Tyco Electronics Group SA	6.00	10/01/2012	500,000	532,438

				1,432,559

Industrial Conglomerates: 0.02%
Koninklijke Philips Electronics NV	5.75	03/11/2018	650,000	743,783

Road & Rail: 0.04%

Canadian National Railway Company	5.55	03/01/2019	435,000	496,912
Canadian National Railway Company	6.20	06/01/2036	200,000	230,698
Canadian Pacific Railway Company	4.45	03/15/2023	200,000	200,900
Canadian Pacific Railway Company	5.75	03/15/2033	360,000	371,496
Canadian Pacific Railway Company	5.95	05/15/2037	65,000	68,495
Canadian Pacific Railway Company	7.25	05/15/2019	65,000	79,115

				1,447,616

Information Technology: 0.01%

Communications Equipment: 0.01%
Nokia Corporation	5.38	05/15/2019	500,000	524,844

Materials: 0.35%

Chemicals: 0.04%

Agrium Incorporated	6.13	01/15/2041	165,000	178,552
Agrium Incorporated	6.75	01/15/2019	300,000	356,510
Potash Corporation of Saskatchewan Incorporated	3.75	09/30/2015	560,000	594,706
Potash Corporation of Saskatchewan Incorporated	4.88	03/30/2020	255,000	276,572
Potash Corporation of Saskatchewan Incorporated	5.25	05/15/2014	50,000	55,429
Potash Corporation of Saskatchewan Incorporated	5.63	12/01/2040	200,000	206,722
Potash Corporation of Saskatchewan Incorporated	5.88	12/01/2036	75,000	80,270
Potash Corporation of Saskatchewan Incorporated	6.50	05/15/2019	65,000	76,601

				1,825,362

Construction Materials: 0.01%

Lafarge SA	6.50	07/15/2016	75,000	82,005
Lafarge SA	7.13	07/15/2036	500,000	508,717

				590,722

Metals & Mining: 0.29%

ArcelorMittal	3.75	03/01/2016	100,000	101,570
ArcelorMittal	5.38	06/01/2013	750,000	801,609
ArcelorMittal	5.50	03/01/2021	500,000	503,705
ArcelorMittal	6.13	06/01/2018	600,000	647,870
ArcelorMittal	6.75	03/01/2041	500,000	504,040
ArcelorMittal	7.00	10/15/2039	500,000	521,097
ArcelorMittal	9.00	02/15/2015	425,000	515,004
ArcelorMittal	9.85	06/01/2019	1,000,000	1,288,098
Barrick Gold Corporation%%††	1.75	05/30/2014	60,000	60,106
Barrick Gold Corporation%%††	2.90	05/30/2016	100,000	100,278
Falconbridge Limited	6.00	10/15/2015	600,000	675,539
Rio Tinto Alcan Incorporated	4.88	09/15/2012	500,000	524,991
Teck Resources Limited	4.50	01/15/2021	350,000	360,458
Teck Resources Limited	6.00	08/15/2040	175,000	182,767
Teck Resources Limited	9.75	05/15/2014	1,250,000	1,526,754
Vale Overseas Limited	4.63	09/15/2020	300,000	298,380
Vale Overseas Limited	6.25	01/23/2017	1,405,000	1,606,337

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

61

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Metals & Mining (continued)

Vale Overseas Limited	6.88%	11/21/2036	$1,260,000	$1,387,512
Vale Overseas Limited	6.88	11/10/2039	130,000	143,741
Vale Overseas Limited	8.25	01/17/2034	300,000	375,180

				12,125,036

Paper & Forest Products: 0.01%

Celulosa Arauco y Constitucion SA	5.63	04/20/2015	65,000	70,613
Celulosa Arauco y Constitucion SA	7.25	07/29/2019	350,000	404,720

				475,333

Telecommunication Services: 0.49%

Diversified Telecommunication Services: 0.26%

British Telecommunications plc	5.15	01/15/2013	350,000	372,502
British Telecommunications plc	5.95	01/15/2018	250,000	280,397
British Telecommunications plc	9.88	12/15/2030	950,000	1,355,239
France Telecom SA	4.38	07/08/2014	1,000,000	1,089,059
France Telecom SA	5.38	07/08/2019	350,000	394,860
France Telecom SA	8.50	03/01/2031	925,000	1,282,271
Royal KPN NV	8.38	10/01/2030	375,000	494,415
Telefonica Emisiones SAU	2.58	04/26/2013	500,000	507,209
Telefonica Emisiones SAU	3.73	04/27/2015	470,000	485,348
Telefonica Emisiones SAU	3.99	02/16/2016	710,000	726,917
Telefonica Emisiones SAU	4.95	01/15/2015	430,000	462,513
Telefonica Emisiones SAU	5.13	04/27/2020	445,000	454,671
Telefonica Emisiones SAU	5.46	02/16/2021	500,000	519,497
Telefonica Emisiones SAU	6.42	06/20/2016	500,000	566,085
Telefonica Emisiones SAU	7.05	06/20/2036	550,000	612,763
Telefonica Europe BV	8.25	09/15/2030	420,000	521,171
Telefonica SA	5.88	07/15/2019	645,000	695,701
Telefonos de Mexico SA de CV	5.50	01/27/2015	465,000	505,874

				11,326,492

Wireless Telecommunication Services: 0.23%

America Movil SAB de CV	3.63	03/30/2015	500,000	526,028
America Movil SAB de CV	5.00	03/30/2020	1,000,000	1,058,300
America Movil SAB de CV	5.50	03/01/2014	300,000	329,670
America Movil SAB de CV	5.63	11/15/2017	450,000	509,175
America Movil SAB de CV	6.13	11/15/2037	100,000	106,780
America Movil SAB de CV	6.13	03/30/2040	500,000	535,100
America Movil SAB de CV	6.38	03/01/2035	65,000	71,299
Rogers Communications Incorporated	6.80	08/15/2018	750,000	894,160
Rogers Wireless Incorporated	6.38	03/01/2014	100,000	112,811
Rogers Wireless Incorporated	7.50	03/15/2015	500,000	596,313
Vodafone Group plc	3.38	11/24/2015	500,000	520,825
Vodafone Group plc	4.15	06/10/2014	250,000	269,140
Vodafone Group plc	4.63	07/15/2018	180,000	192,068
Vodafone Group plc	5.00	12/16/2013	1,000,000	1,090,826
Vodafone Group plc	5.00	09/15/2015	250,000	276,429
Vodafone Group plc	5.38	01/30/2015	75,000	83,918
Vodafone Group plc	5.45	06/10/2019	400,000	448,483
Vodafone Group plc	5.63	02/27/2017	500,000	568,976
Vodafone Group plc	6.15	02/27/2037	1,000,000	1,117,630
Vodafone Group plc	7.88	02/15/2030	250,000	329,116

				9,637,047

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

62

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Utilities: 0.06%

Electric Utilities: 0.01%
Enersis SA/Cayman Island	7.38%	01/15/2014	$250,000	$280,505

Independent Power Producers & Energy Traders: 0.01%

Transalta Corporation	4.75	01/15/2015	400,000	430,381
Transalta Corporation	6.50	03/15/2040	90,000	97,742

				528,123

Multi-Utilities: 0.03%

National Grid plc	6.30	08/01/2016	600,000	692,812
Veolia Environment SA	5.25	06/03/2013	200,000	215,003
Veolia Environment SA	6.00	06/01/2018	500,000	572,882

				1,480,697

Water Utilities: 0.01%
United Utilities Incorporated	5.38	02/01/2019	250,000	261,062

Total Yankee Corporate Bonds and Notes (Cost $162,963,812)				170,705,917

Short-Term Investments: 4.68%

Corporate Bonds and Notes: 0.08%

Gryphon Funding Limited(a)(i)(v)	0.00	08/05/2011	1,615,629	680,664
VFNC Corporation±††(a)(i)(v)	0.19	09/29/2011	4,587,605	2,569,059

				3,249,723

	Yield		Shares
Investment Companies: 4.60%

Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)(o)	0.05		110,124,740	110,124,740
Wells Fargo Securities Lending Cash Investments, LLC(l)(u)(v)	0.18		85,483,370	85,483,370

				195,608,110

Total Short-Term Investments (Cost $197,231,603)				198,857,833

Total Investments in Securities (Cost $4,189,742,667)*	102.82%			$4,373,008,121

Other Assets and Liabilities, Net	(2.82)			(119,730,233)

Total Net Assets	100.00%			$4,253,277,888

%%	Security issued on a when-issued (TBA) basis.
@	Foreign bond principal is denominated in local currency.
±	Variable rate investments.
^	Zero coupon security. Rate represents yield to maturity.
††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(l)	Investment in an affiliate. The total cost of affiliated investments is $217,740,690.
(o)	Security pledged as collateral for when-issued (TBA) and/or delayed delivery securities.
(u)	Rate shown is the 7-day annualized yield at period end.

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

63

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $4,190,893,850 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$190,274,276
Gross unrealized depreciation	(8,160,005)

Net unrealized appreciation	$182,114,271

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

64

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – May 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Diversified Fixed Income Portfolio (the”Portfolio”).

Securities valuation

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Portfolio’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Portfolio to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In the event of default or bankruptcy by the borrower, the Portfolio could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.30% and declining to 0.24% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-

quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Portfolio recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating Fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating Fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating Fund’s percentage ownership of the joint account as of such date.

Mortgage dollar roll transactions

The Portfolio may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Portfolio foregoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Portfolio accounts for the dollar roll transactions as purchases and sales.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or ‘when-issued’ basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2011, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency securities	$0	$1,221,198,767	$0	$1,221,198,767
Asset-backed securities	0	0	580,478	580,478
Corporate bonds and notes	0	896,038,294	1,922,401	897,960,695
Foreign government bonds	0	1,030,882,092	0	1,030,882,092

Yankee corporate bonds and notes	0	170,705,917	0	170,705,917
U.S. Treasury securities	852,822,339	0	0	852,822,339
Short-term investments
Corporate bonds and notes	0	0	3,249,723	3,249,723
Investment companies	110,124,740	85,483,370	0	195,608,110

	$962,947,079	$3,404,308,440	$5,752,602	$4,373,008,121

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended May 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate bonds and notes	Asset-backed securities	Total
Balance as of February 28, 2011	$5,851,012	$449,981	$6,300,993
Accrued discounts (premiums)	(1,021)	(1,654)	(2,675)
Realized gains (losses)	(1,904)	(290)	(2,194)
Change in unrealized gains (losses)	79,055	(8,898)	70,157
Purchases	100,666	0	100,666
Sales	(710,253)	(4,092)	(714,345)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0

Balance as of May 31, 2011	$5,317,555	$435,047	$5,752,602

Change in unrealized gains (losses) relating to securities still held at May 31, 2011	$(164,200)	$(8,898)	$(173,098)

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Common Stocks: 96.41%

Consumer Discretionary: 11.71%

Auto Components: 0.75%

Aapico Hitech Public Company Limited	123,000	$54,396
Aisin Seiki Company Limited	25,400	934,855
Akebono Brake Industry Company Limited	5,200	25,136
Autoneum Holding AG	164	19,229
Bharat Forge Limited†	19,334	137,242
BorgWarner Incorporated†	68,155	4,941,919
Bosch Limited	1,366	213,713
Bridgestone Corporation	85,800	1,943,158
Bridgestone Corporation ADR«	4,725	214,279
Calsonic Kansei Corporation	41,000	193,154
Cheng Shin Rubber Industry Company Limited†	242,283	684,821
Compagnie Generale Des Establissements Michelin Class B	11,163	1,046,292
Continental AG	4,264	438,747
Cooper Tire & Rubber Company	103,804	2,507,905
Dana Holding Corporation†	238,037	4,313,230
Denso Corporation	67,800	2,422,201
Exedy Corporation	3,600	118,940
Exide Industries Limited†	55,479	196,938
Faurecia	2,019	85,859
FCC Company Limited	3,300	75,466
Futaba Industrial Company Limited	6,100	37,344
Gentex Corporation	75,720	2,222,382
GKN plc	91,717	330,415
Goodyear Tire & Rubber Company†	141,800	2,514,114
Halla Climate Control Corporation†	8,860	184,729
Hankook Tire Company Limited	10,640	445,654
Hi-Lex Corporation	4,100	75,099
Hyundai Mobis†	10,468	3,671,536
Kanto Auto Works Limited	1,200	7,817
Kayaba Industry Company Limited	20,000	136,180
KEIHIN Corporation	9,300	189,742
Kenda Rubber Industrial Company Limited†	53,906	77,124
Koito Manufacturing Company Limited	17,000	261,747
Kumho Industrial Company Limited†	8,435	59,560
Lear Corporation	58,816	2,989,029
Leoni AG	4,204	236,251
Linamar Corporation	2,422	53,397
Magna International Incorporated Class A	13,900	672,870
Mando Corporation	1,886	349,534
Martinrea International Incorporated†	3,001	26,267
Minth Group Limited	44,000	59,516
Musashi Seimitsu Industry Company Limited	1,900	46,457
Nan Kang Rubber Tire Company Limited†	66,771	110,908
NGK Spark Plug Company Limited	29,000	386,026
NHK Spring Company Limited	27,000	263,342
Nifco Incorporated	4,700	117,226
Nippon Seiki Company Limited	4,000	49,319
Nissan Shatai Company Limited	6,000	43,798
Nissin Kogyo Company Limited	3,200	53,000
NOK Corporation	19,900	338,136
Nokian Renkaat Oyj	7,959	388,055
Pacific Industrial Company Limited†	5,000	23,187
Pirelli & Company SpA	11,055	110,172
Press Kogyo Company Limited	4,000	17,372
Rieter Holding AG†	164	47,610
Riken Corporation†	4,000	17,274
Sanden Corporation	14,000	63,894
Showa Corporation	1,800	11,947
Somboon Advance Technology PCL	104,216	81,172

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Auto Components (continued)

Stanley Electric Company Limited	21,400	$352,597
Sumitomo Rubber Industries	24,700	284,242
Tachi-S Company Limited	3,600	58,300
Takata Corporation	3,800	110,023
Tenneco Automotive Incorporated†	87,700	3,661,475
Thai Stanley Electric PCL†	13,600	74,059
Tokai Rika Company Limited	5,300	96,819
Tokai Rubber Industries Incorporated	6,500	77,671
Tong Yang Industry Company Limited†	88,000	116,076
Topre Corporation	4,200	36,069
Toyo Tire & Rubber Company Limited	19,000	42,890
Toyota Auto Body Company Limited	4,400	67,962
Toyota Boshoku Corporation	8,900	140,308
Toyota Gosei Company Limited	9,800	212,087
Toyota Industries Corporation	27,600	843,136
TS Tech Company Limited	5,000	86,063
UMW Holdings Berhad†	46,800	110,840
Unipres Corporation	3,500	79,438
Valeo SA	5,453	345,443
Xinyi Glass Holding Company Limited	284,000	289,574
Yarnapund PCL†(a)	1,551,500	16,057
Yokohama Rubber Company Limited	35,000	187,216

		44,625,027

Automobiles: 0.95%

Toyota Motor Corporation	389,214	16,235,156
Bajaj Auto	20,834	621,852
Bayerische Motoren Werke AG	21,068	1,864,009
Brilliance China Automotive Holdings Limited†	316,000	289,291
BYD Company Limited	74,500	242,830
China Motor Company Limited†	67,150	68,657
Chongqing Changchun Automobile Class B†	24	17
Daihatsu Motor Company Limited	28,000	461,342
Daimler AG	56,306	3,978,975
Dongfeng Motor Group Company Limited	410,000	724,334
Fiat Industrial†	43,824	576,433
Fiat Industrial di Risparmio	3,220	25,255
Fiat SpA	43,824	465,751
Fiat SpA di Risparmio	3,220	26,761
Fleetwood Corporation Limited†	5,077	59,197
Ford Otomotiv Sanayi AS	8,512	73,069
Fuji Heavy Industries Limited	87,000	637,210
Geely Automobile Holdings Limited	530,000	204,440
Ghabbour Auto	3,188	18,290
Guangzhou Automobile Group Company Limited	315,454	352,066
Hero Honda Motors Limited†	13,771	567,028
Honda Motor Company Limited	235,400	8,923,887
Honda Motor Company Limited ADR	25	950
Hyundai Motor Company Limited	19,409	4,541,327
Isuzu Motors Limited	169,000	785,805
Kia Motors Corporation	36,840	2,584,245
Mahindra & Mahindra Limited	50,851	758,729
Mahindra & Mahindra Limited GDR	20,144	301,959
Maruti Suzuki India Limited†	21,037	574,507
Mazda Motor Corporation	213,000	535,701
Mitsubishi Motors Corporation†	507,000	597,129
Nissan Motor Company Limited	305,800	3,053,873
Oriental Holdings Berhad†	28,320	48,823
Peugeot SA	9,102	385,232
Proton Holdings Berhad	12,700	14,596
PT Astra International Incorporated	306,294	2,108,227

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Automobiles (continued)

Renault SA	13,483	$764,881
Suzuki Motor Corporation	56,800	1,248,053
Tan Chong Motor Holdings Berhad†	87,300	124,404
Tofas Turk Otomobil Fabrikasi AS†	12,763	61,738
Volkswagen AG	2,854	478,282
Yamaha Motor Company Limited	39,900	711,259
Yue Loong Motor†	158,929	387,104
Zhongsheng Group Holdings Limited	67,000	131,117

		56,613,791

Distributors: 0.19%

Canon Marketing Japan Incorporated	6,400	68,546
CFAO	4,172	171,532
D’ieteren SA NV	1,530	102,781
Genuine Parts Company	89,279	4,892,489
Hanwha Corporation (Korea)†	7,410	322,726
Imperial Holding Limited	36,119	617,810
Inchcape plc	20,586	133,153
Jardine Cycle & Carriage Limited	13,439	441,302
LG International Corporation†	4,380	206,996
Li & Fung Limited†	762,530	1,694,217
Pacific Brands Limited†	88,865	67,843
Pool Corporation«	82,400	2,491,776
Tat Hong Holdings Limited	7,000	4,654
Uni-Select Incorporated	432	12,035
Yokohama Reito Company†	2,000	13,054

		11,240,914

Diversified Consumer Services: 0.53%

Arbitron Incorporated«	39,600	1,690,920
Benesse Corporation	12,500	535,977
Career Education Corporation†	109,900	2,362,850
Coinstar Incorporated†«	43,262	2,298,510
Corporate Executive Board Company	50,500	2,123,525
DeVry Incorporated	37,772	2,034,022
Educomp Solutions Limited	5,295	54,278
H & R Block Incorporated	166,011	2,689,378
Hillenbrand Incorporated	105,786	2,406,632
InvoCare Limited	10,912	80,394
Itausa Investimentos Itau SA Preferred Interim Shares(a)	3,648	27,307
Itausa Investimentos Itau SA Interim Shares(a)	353	2,620
Itausa Investimentos Itau SA	37,509	278,390
ITT Educational Services Incorporated†«	20,332	1,398,435
Matthews International Corporation	43,847	1,713,979
Navitas Limited	29,257	134,016
New Oriental Education & Technology Group Incorporated†«	4,353	504,164
Raffles Education Corporation Limited	55,177	26,171
Regis Corporation«	93,395	1,394,387
Service Corporation International US«	419,043	4,810,614
Sotheby’s Holdings Incorporated«	99,700	4,243,232
Strayer Education Incorporated«	7,841	942,331

		31,752,132

Hotels, Restaurants & Leisure: 1.60%

A-Max Holdings Limited†	83,500	1,353
Accor SA	8,760	401,139
Accordia Golf Company Limited	85	54,226
Ajisen China Holdings Limited	41,200	87,620
Aristocrat Leisure Limited	70,903	206,679

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Hotels, Restaurants & Leisure (continued)

Autogrill SpA	5,082	$64,871
Bally Technologies Incorporated«	63,309	2,495,008
Banyan Tree Holdings Limited	13,000	9,539
Berjaya Land Berhad†	210,400	76,878
Berjaya Sports Toto Berhad	78,950	110,669
Bob Evans Farms Incorporated	50,691	1,589,163
Boyd Gaming Corporation†«	96,331	909,365
Brinker International Incorporated	152,590	3,933,770
Cafe de Coral Holdings Limited	34,000	80,614
Carnival Corporation	46,300	1,796,903
Carnival plc	10,002	401,625
CEC Entertainment Incorporated	32,225	1,311,235
Chipotle Mexican Grill Incorporated†«	18,594	5,374,968
Compass Group plc	118,072	1,147,890
Cracker Barrel Old Country Store Incorporated«	34,300	1,625,134
Crown Limited	64,616	604,385
Doutor Nichires Holdings Company Limited	5,200	60,861
Egyptian For Tourism Resorts†	16,982	2,858
EIH Limited†	33,373	61,123
Enterprise Inns plc	26,791	34,640
Flight Centre Limited	8,570	202,046
Formosa International Hotels Corporation†	12,282	252,009
Fujita Kanko Incorporated†	30,000	110,784
Galaxy Entertainment Group Limited†	129,000	289,934
Gaylord Entertainment Company†«	51,647	1,665,616
Genting Berhad	357,200	1,305,165
Genting Hong Kong Limited†	151,000	58,246
Genting International plc†	614,320	991,200
Great Canadian Gaming Corporation†	1,414	11,238
Greene King plc	10,307	82,927
H.I.S Company Limited	1,200	27,972
Hong Kong & Shanghai Hotels Limited	63,842	109,833
Hotel Properties Limited	6,000	11,627
Hyatt Hotels Corporation Class A†«	53,474	2,383,871
Imperial Hotel Limited†	1,450	36,290
Indian Hotels Company Limited†	66,498	118,986
Intercontinental Hotels Group plc	17,677	376,569
International Game Technology	165,630	2,855,461
Interval Leisure Group Incorporated†	70,915	961,607
Intralot SA-Integrated Lottery Systems & Services†	4,444	10,488
Jack in the Box Incorporated†	1,000	22,210
Jollibee Foods Corporation	52,200	102,626
Kangwon Land Incorporated†	18,970	458,803
Kappa Create Company Limited†	2,100	40,011
Kentucky Fried Chicken (Japan) Limited†	2,100	52,635
KFC Holdings Malaysia Berhad	22,464	29,922
Kisoji Company Limited†	3,500	69,476
Kuoni Reisen Holding AG†	214	88,947
Ladbrokers plc	50,754	124,067
Las Vegas Sands Corporation†	82,555	3,429,335
Life Time Fitness Incorporated†«	61,905	2,277,485
Lottomatica SpA	2,688	54,388
Marriott International Incorporated Class A	57,900	2,189,199
Marston’s plc	27,687	48,733
McDonald’s Corporation	117,114	9,549,476
McDonald’s Holdings Company (Japan) Limited	8,700	225,959
Melco International Development Limited	84,000	79,816
Millennium & Copthorne Hotels plc	5,951	50,464
Minor International PCL ADR	95,700	38,533
Mitchells & Butlers plc†	19,207	100,568

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Hotels, Restaurants & Leisure (continued)

MOS Food Services Incorporated	4,500	$82,812
Ohsho Food Service Corporation	1,600	37,767
Opap SA	18,417	337,925
Orbis SA†	2,450	34,380
Orient Express Hotels Limited Class A†«	157,563	1,841,911
Oriental Land Company Limited	7,000	592,565
Pacific Golf Group International	14	7,360
Paddy Power plc	2,235	115,147
Panera Bread Company†«	43,449	5,432,428
PartyGaming plc†	32,201	77,125
PF Chang’s China Bistro Incorporated«	33,226	1,341,998
Pinnacle Entertainment Incorporated†«	103,304	1,501,007
Plenus Company Limited	2,000	31,113
Punch Taverns plc†	32,370	37,727
Resorts World Berhad	408,715	490,105
Resorttrust Incorporated†	2,880	33,672
Restaurant Group plc†	5,909	28,811
Rexcapital Financial Holdings Limited	625,000	63,486
Round One Corporation	1,200	7,597
Royal Holdings Company Limited†	1,300	13,732
Saizeriya Company Limited	2,000	35,333
Sands China Limited	315,123	816,439
Scientific Games Corporation Class A†«	110,400	1,088,544
Shangri-La Asia Limited	236,166	614,909
Six Flags Entertainment Corporation«	41,100	3,275,670
SJM Holdings Limited	221,000	538,764
Sky City Entertainment Group Limited	106,136	321,217
Sodexho Alliance SA	5,883	452,943
Sonic Corporation†«	101,453	1,165,695
St. Marc Holdings Company Limited	300	11,244
Starwood Hotels & Resorts Worldwide Incorporated	105,000	6,402,900
Tabcorp Holdings Limited	94,217	785,687
Tattersall’s Limited	176,372	433,139
Thomas Cook Group plc	84,009	207,845
Tim Hortons Incorporated	10,944	508,653
Tokyo Dome Corporation	11,000	21,188
Tokyotokeiba Company Limited†	12,000	15,164
Transat A.T. Incorporated Class A†	1,458	19,563
TUI AG	6,630	73,448
TUI Travel plc	24,735	95,619
Vail Resorts Incorporated†«	53,420	2,598,883
Watami Food Service Company†	3,900	73,301
Wendy’s Arby’s Group Incorporated	180,808	909,464
Wetherspoon (J.D.) plc	2,154	15,771
Whitbread plc	12,401	332,718
William Hill plc	38,049	133,756
WMS Industries Incorporated†«	86,512	2,721,668
Wyndham Worldwide Corporation	97,583	3,396,864
Wynn Macau Limited	164,000	573,563
Wynn Resorts Limited	15,837	2,320,437
Yoshinoya D&C Company Limited	37	45,393
Zensho Company Limited	7,800	94,545

		95,546,033

Household Durables: 0.95%

Alpine Electronics Incorporated	3,700	49,206
Arcelik AS†	30,036	156,207
Arnest One Corporation	3,700	34,499
Barratt Developments plc†	38,322	71,487
Bellway plc	5,665	69,240
Berkeley Group Holdings plc†	11,306	209,976

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Household Durables (continued)

Bovis Homes Group plc	2,759	$20,201
Casio Computer Company Limited	35,500	258,704
Chofu Seisakusho Company Limited	1,900	44,172
Cleanup Corporation	5,200	31,707
Corona Corporation†	2,000	19,041
Dorel Industries Incorporated Class B	1,167	35,052
DR Horton Incorporated«	154,831	1,885,842
Ekornes ASA	800	19,908
Electrolux AB Class B	14,855	403,422
Foster Electric Company Limited	2,400	48,259
France Bed Holdings Company Limited	6,000	7,140
Funai Electric Company Limited	2,100	63,611
Garmin Limited«	63,200	2,153,856
GUD Holdings Limited	6,955	69,286
Haier Electronics Group Company†	170,000	207,873
Harman International Industries Incorporated	102,670	4,925,080
Haseko Corporation	150,000	104,895
Hitachi Koki Company Limited	5,000	43,614
Husqvarna AB A Shares	1	8
Husqvarna AB B Shares	37,065	294,228
Inventec Appliances Corporation†	10,914	8,836
JM AB	8,886	237,576
JVC Kenwood Holdings Incorporated†	13,400	65,101
KB Home	111,700	1,371,676
Leggett & Platt Incorporated«	79,319	2,048,810
Lennar Corporation Class A«	84,200	1,598,116
LG Electronics Incorporated	12,642	1,138,676
Matsunichi Communication Holdings Limited†	20,000	8,229
Matsushita Electric Industrial Company Limited	299,610	3,506,661
Newell Rubbermaid Incorporated	159,319	2,837,471
Nexity SA	429	20,549
Nobia AB	5,775	45,197
NVR Incorporated†«	3,334	2,487,164
Panahome Corporation	12,000	79,205
Persimmon plc	14,169	111,226
Pioneer Corporation	27,300	119,569
Pulte Homes Incorporated†«	183,800	1,551,272
Redrow plc†	3,458	7,412
Rinnai Corporation	5,300	368,028
Sangetsu Company Limited	5,200	121,850
SEB SA	1,103	117,097
Sekisui Chemical Company Limited	71,000	563,575
Sekisui House Limited	75,000	712,183
Sharp Corporation	135,000	1,258,741
Skyworth Digital Technology Company Limited	136,157	88,235
Sony Corporation	130,094	3,452,255
Stanley Black & Decker Incorporated	99,488	7,350,173
Steinhoff International Holdings Limited†	139,274	495,716
Sumitomo Foresting	21,000	181,377
Takamatsu Corporation	900	11,638
Tatung Company Limited†	394,770	185,972
Taylor Woodrow plc†	144,697	87,689
Technicolor†	4,271	29,454
Technicolor (Non-Registered) †	7	5
Techtronic Industries Company	124,500	152,396
Tempur-Pedic International Incorporated†	97,200	6,321,888
TOA Corporation†	1,000	5,766
Tomtom NV†	4,700	38,851
Tupperware Brands Corporation	94,120	6,161,095
Turk Sise Ve Cam Fabrikalari AS†	58,903	157,596
Videocon Industries Limited†	16,162	66,413
Vodone Limited	534,000	150,367
Welling Holding Limited	102,800	22,603

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED

Security Name	Shares	Value

Household Durables (continued)

Woongjin Coway Company Limited†	6,350	$222,425

		56,792,648

Internet & Catalog Retail: 0.64%

Amazon.com Incorporated†	65,827	12,947,513
Askul Corporation	2,300	33,043
ASOS plc†	7,672	298,726
Belluna Company Limited	3,000	19,764
CDON Group†	4,115	26,338
Dena Company Limited	13,400	474,285
Expedia Incorporated	109,300	3,061,493
Home Retail Group	62,866	222,341
HSN Incorporated†	59,487	2,094,537
Liberty Media Holding Corporation Interactive Series A†	314,787	5,732,271
N Brown Group plc	3,324	15,917
Netflix Incorporated†«	27,326	7,399,881
Nissen Company Limited	2,200	13,657
Priceline.com Incorporated†	9,196	4,737,687
Rakuten Incorporated	913	924,089
Senshukai Company Limited†	1,800	10,600
Start Today Company Limited	12,500	261,011
Wotif.com Holdings Limited†	9,113	49,528

		38,322,681

Leisure Equipment & Products: 0.33%

Altek Corporation†	87,736	117,412
Amer Sports Oyj	6,650	106,131
Aruze Corporation	4,400	139,217
Asia Optical Company Incorporated†	14,239	26,931
Beneteau SA	1,319	27,163
Eastman Kodak Company†«	458,902	1,532,733
Fields Corporation	7	11,860
Giant Manufacturing Company Limited	46,687	171,062
Hasbro Incorporated	66,721	3,051,819
Heiwa Corporation	4,900	75,625
Mars Engineering Corporation	600	9,385
Mattel Incorporated	201,995	5,331,658
Mizuno Corporation	17,000	75,291
Namco Bandai Holdings Incorporated	29,100	334,163
Nikon Corporation	47,500	1,107,226
Polaris Industries Incorporated«	50,478	5,570,247
Roland Corporation	800	8,048
Sankyo Company Limited	7,800	412,919
Sega Sammy Holdings Incorporated	25,800	498,211
Shimano Incorporated	11,300	582,260
Tamron Company Limited	600	13,294
Tomy Company Limited	8,100	74,729
Yamaha Corporation	23,800	266,586
Young Optics Incorporated	14,000	75,723

		19,619,693

Media: 1.99%

Aegis Group plc	38,611	89,937
Agora SA†	5,097	37,713
Amalgamated Holdings	8,316	52,122
Antena 3 de Television SA	1,425	11,258
APN News & Media Limited†	39,289	58,941
Arnoldo Mondadori Editore SpA	1,753	6,438
Asatsu-DK Incorporated	3,400	84,718

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund..

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Media (continued)

Astral Media Incorporated	2,449	$95,624
Austar United Communications Limited†	57,954	82,920
Avex Group Holdings Incorporated	4,600	62,191
Axel Springer AG	1,377	205,892
BEC World PCL†	121,700	145,598
British Sky Broadcasting plc	73,004	999,162
Cablevision Systems Corporation	142,119	5,048,067
CBS Corporation Class B	70,124	1,959,966
Cheil Worldwide Incorporated†	11,040	162,150
Cineplex Incorporated	8,140	218,193
Citadel Broadcasting Corporation†(a)	1	0
Cogeco Cable Incorporated	1,258	57,846
Comcast Corporation Class A	231,100	5,832,964
Comcast Corporation Special Class A (Non Voting)	81,800	1,926,390
Corus Entertainment Incorporated Class B	3,691	77,527
CyberAgent Incorporated†	63	214,406
Cyfrowy Polsat SA	6,541	39,767
Daiichikosho Company Limited	4,900	79,773
Daily Mail & General Trust plc	14,021	104,528
Dentsu Incorporated	26,900	719,115
DIRECTV†	155,611	7,821,009
Discovery Communications Incorporated Class A†«	79,702	3,471,819
Discovery Communications Incorporated Class C†	3,073	119,325
Dish Network Corporation†	116,000	3,512,480
Dreamworks Animation SKG Incorporated Class A†«	91,896	2,197,233
Eniro AB	5,208	19,831
eSun Holdings Limited†	3,000	1,099
Eutelsat Communications	4,971	220,407
Fairfax Media Limited	239,880	275,342
Focus Media Holding Limited†	13,664	427,000
Fuji Television Network Incorporated	61	81,124
Gannett Company Incorporated«	131,818	1,879,725
Gestevision Telecinco SA	9,624	86,783
GFK SE	353	18,415
Groupe Aeroplan Incorporated	9,321	128,244
Grupo Televisa SA	430,502	2,017,303
Hakuhodo DY Holdings Incorporated	3,890	198,771
Havas SA	14,292	73,221
Hot Telecommunication System Limited	1,224	22,496
Informa plc	42,987	307,604
Interpublic Group of Companies Incorporated	271,283	3,236,406
Ipsos	1,280	62,998
ITV plc†	189,797	221,829
JC Decaux SA	5,375	172,765
John Wiley & Sons Incorporated	76,949	4,078,297
Jupiter Telecommunications Company Limited	268	288,681
Kabel Deutschland Holding AG†	4,853	331,179
Kadokawa Group Holdings Incorporated	3,300	103,482
Lagardere SCA	8,823	360,346
Lamar Advertising Company†«	88,638	2,574,048
Liberty Global Incorporated Series A†«	68,048	3,065,562
Liberty Global Incorporated Series C†	69,751	2,987,435
Liberty Media Holding Corporation Capital Series A†	45,221	4,121,442
Liberty Media Starz Series A†	31,015	2,365,514
Live Nation Incorporated†«	245,355	2,828,943
M6 Metropole Television	2,718	63,777
McGraw-Hill Companies Incorporated	35,900	1,524,673
Mediaset SpA	43,712	228,726
Modern Times Group B Shares	4,115	284,982
Morningstar Incorporated	14,804	894,310
Naspers Limited	39,824	2,360,956
New York Times Company Class A†«	161,068	1,291,765
News Corporation Class A	200,304	3,673,575

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Media (continued)

News Corporation Class B	50,518	$952,769
Nielsen Holdings NV†	40,800	1,284,792
Nippon Television Network Corporation	500	71,096
Omnicom Group Incorporated«	34,300	1,604,211
PagesJaunes SA	5,117	52,733
Pearson plc	50,803	954,380
Premiere AG†	17,170	78,823
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	7,553	37,174
Publicis Groupe	8,717	479,205
Publishing & Broadcasting Limited	41,433	125,199
Quebecor Incorporated	2,241	77,765
REA Group Limited†	13,992	191,231
Reed Elsevier NV	42,557	572,262
Reed Elsevier plc	72,594	657,988
Regal Entertainment Group Class A«	133,793	1,812,895
Rightmove plc	6,926	125,782
RTL Group†	1,962	193,326
SanomaWSOY Oyj†	4,610	87,506
Schibsted ASA	3,560	114,113
Scripps Networks Interactive Incorporated	53,964	2,721,405
Seat Pagine Gialle SpA†	259	26
SES FDR	17,382	467,645
Shaw Communications Incorporated Class B	24,500	525,226
Shochiku Company Limited†	12,000	89,658
Singapore Press Holdings Limited	204,000	638,456
SKY Network Television Limited	17,723	82,576
Sky Perfect JSAT Holdings Incorporated	468	182,010
Societe Television Francaise 1	5,679	101,749
Star Publications Limited†	33,600	37,724
Sun TV Network Limited†	10,107	87,518
Television Broadcasts Limited	39,000	247,218
Ten Network Holdings Limited†	63,863	83,191
Thomson Corporation	23,252	905,744
Time Warner Cable Incorporated	38,924	3,005,711
Time Warner Incorporated	124,579	4,538,413
Toei Company Limited	5,000	23,003
Toho Company Limited Tokyo	18,300	294,785
Tokyo Broadcasting System Incorporated	2,200	27,018
Torstar Corporation	11,855	156,500
TV Asahi Corporation	9	13,062
TVN SA	16,466	101,667
United Business Media Limited	11,367	108,453
Viacom Incorporated Class B	61,463	3,098,350
Vivendi SA	80,227	2,239,243
Vodacom Group Proprietary Limited	79,667	976,777
Walt Disney Company	199,408	8,301,355
West Australian Newspapers Holding Limited	29,432	135,132
Wolters Kluwer NV	19,543	441,692
WPP plc	78,863	982,053
Yell Group plc†	98,003	10,366
Yellow Media Incorporated	45,019	175,643
Zee Entertainment Enterprises Limited†	69,306	210,941
Zenrin Company Limited	5,000	46,865

		118,904,553

Multiline Retail: 0.72%

Aeon Company M Berhad	9,700	20,621
Big Lots Incorporated†	111,737	3,733,133
Canadian Tire Corporation Limited	4,500	300,464
David Jones Limited†	72,412	327,055
Debenhams plc	63,852	78,567

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Multiline Retail (continued)

Dillard’s Incorporated«	73,509	$4,130,471
Dollar Tree Incorporated†	75,192	4,792,738
Dollarama Incorporated†	2,958	95,867
Don Quijote Company Limited	9,000	313,360
Far Eastern Department Stores Company Limited†	101,749	193,507
Foschini Limited	16,380	209,490
Fuji Company Limited†	3,300	71,498
Golden Eagle Retail Group Limited	71,000	184,864
H2O Retailing Corporation	9,000	66,139
Harvey Norman Holdings Limited†	97,512	261,337
Hyundai Department Store Company Limited†	2,337	397,386
Intime Department Store Group Company Limited	140,000	248,414
Isetan Mitsukoshi Holdings Limited	51,500	473,236
Izumi Company Limited	10,400	146,730
J Front Retailing Company Limited	73,800	300,596
JCPenney Company Incorporated	115,700	4,099,251
Lifestyle International Holdings Limited	79,000	230,580
Lotte Shopping Company Limited†	1,568	726,498
Macy’s Incorporated	231,712	6,691,843
Marks & Spencer Group plc	99,049	649,950
Marui Company Limited	35,700	252,716
Matsuya Company Limited	4,900	25,369
Metro Holdings Limited	136,000	101,999
Myer Holdings Limited†	67,222	205,998
New World Department Store China Limited	150,000	122,471
Next plc	10,004	373,564
Nordstrom Incorporated	94,900	4,444,167
Pantaloon Retail India Limited†	10,098	59,115
Parco Company Limited	3,200	24,929
Parkson Holdings Berhad	56,800	108,676
Parkson Retail Group Limited	171,000	262,084
PCD Stores Limited	556,000	147,269
Pinault-Printempts-Redoute SA	4,364	759,594
Robinson Department Store PCL	188,400	191,198
Ryohin Keikaku Company Limited	3,600	162,311
SACI Falabella†	172,103	1,921,511
Saks Incorporated†«	204,592	2,313,936
Sears Canada Incorporated	655	12,683
Sears Holdings Corporation†«	28,001	1,988,071
Stockmann Oyj ABP	1,375	41,178
Takashimaya Company Limited	36,000	234,082
The Daiei Incorporated	2,400	8,509
Warehouse Group Limited	10,254	30,949
Woolworths Holdings Limited	93,991	410,448

		42,946,422

Specialty Retail: 2.00%

ABC-Mart Incorporated	2,900	115,808
Advance Auto Parts Incorporated«	50,596	3,142,012
Alpen Company Limited	700	11,388
American Eagle Outfitters Incorporated	105,502	1,398,957
Ann Incorporated†	97,900	2,755,885
AOKI Holdings Incorporated	3,300	49,150
Aoyama Trading Company Limited	7,000	112,587
Autobacs Seven Company Limited	3,600	141,332
AutoNation Incorporated†«	24,379	855,703
AutoZone Incorporated†	4,800	1,411,200
Bed Bath & Beyond Incorporated†	46,800	2,522,052
Belle International Holdings Limited	530,000	1,120,330
Best Buy Company Incorporated	34,800	1,105,248
Best Denki Company Limited	8,000	20,022

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Specialty Retail (continued)

Carpetright plc†	2,534	$30,117
Carphone Warehouse Group plc	11,076	71,104
Cato Corporation	47,837	1,302,123
Chico’s FAS Incorporated	303,395	4,575,197
Children’s Place Retail Stores Incorporated†«	38,398	1,929,116
Chiyoda Company Limited	2,000	28,635
Chow Sang Sang Holdings International Limited	41,000	129,157
Collective Brands Incorporated†«	104,500	1,630,200
DCM Japan Holdings Company Limited	13,300	84,033
Delek Automotive Systems Limited	1,187	14,509
Dick’s Sporting Goods Incorporated†	136,307	5,416,840
Dickson Concepts International Limited	36,000	28,375
Douglas Holding AG	1,280	69,915
DSG International plc†	172,361	55,714
Dufry Group REG	1,025	133,398
Edion Corporation	9,700	82,351
Esprit Holdings Limited	147,691	555,454
Fast Retailing Company Limited	9,500	1,379,953
Fielmann AG	331	35,130
Foot Locker Incorporated	89,135	2,223,027
Fourlis Holdings SA	1,820	12,886
Game Group plc	9,019	6,973
Gamestop Corporation Class A†«	83,900	2,347,522
Gap Incorporated	38,400	744,960
GEO Company Limited	22	27,746
Giordano International Limited	338,000	308,563
GOME Electrical Appliances Holding Limited	1,307,000	514,239
Grupo Elektra SA de CV†	11,309	526,106
Gulliver International Company Limited†	560	21,538
Halfords Group†	10,381	68,426
Hengdeli Holdings Limited	360,000	211,074
Hennes & Mauritz AB Class B	63,402	2,355,699
Hikari Tsushin Incorporated	2,700	60,155
HMV Group plc	6,422	901
Home Depot Incorporated	184,030	6,676,608
Hotai Motor Company Limited†	49,000	162,268
Indiabulls Wholesale Services Limited(a)(i)	5,461	8,971
Industria de Diseno Textil SA	13,107	1,191,530
IT City Public Company Limited	172,900	49,359
JB Hi-Fi Limited	13,916	254,086
Joshin Denki Company Limited†	5,000	49,626
Jumbo SA	3,484	26,573
K’s Holdings Corporation†	7,500	282,481
Keiyo Company Limited†	2,000	10,551
Kesa Electricals plc	21,336	52,471
Kingfisher plc	165,801	783,044
Komeri Company Limited	5,000	135,075
Limited Brands	153,900	6,149,844
Lowe’s Companies Incorporated	152,300	3,676,522
Luk Fook Holdings International Limited†	40,000	169,209
Men’s Wearhouse Incorporated«	89,942	3,096,703
Nafco Company Limited†	1,400	23,909
Nishimatsuya Chain Company Limited	8,400	68,325
Nitori Company Limited	5,850	508,852
O’Reilly Automotive Incorporated†	84,406	5,073,645
Office Depot Incorporated†	464,500	1,955,545
OfficeMax Incorporated†	141,566	1,183,492
Paris Miki Incorporated†	3,500	34,094
Point Incorporated	1,450	64,397
Praktiker Bau Und Heimwerkermaerkte AG	3,061	27,448
Premier Investments Limited†	6,871	46,147
Radioshack Corporation«	68,908	1,085,990
Reitman’s Canada Limited Class A	2,386	43,713

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Specialty Retail (continued)

Rent-A-Center Incorporated	107,982	$3,505,096
Right On Company Limited	1,000	5,275
RONA Incorporated	6,259	78,621
Ross Stores Incorporated	71,849	5,888,744
Sa Sa International Holdings Limited†	112,000	67,540
Sally Beauty Holdings Incorporated†	163,440	2,739,254
Sanrio Company Limited	6,800	259,453
Shimachu Company Limited	4,800	115,480
Shimamura Company Limited	3,300	309,717
Signet Jewelers Limited†	127,361	5,860,046
Staples Incorporated	78,700	1,323,734
Super Cheap Auto Group Limited	4,635	34,643
Tiffany & Company«	75,900	5,742,594
TJX Companies Incorporated	72,700	3,854,554
Tractor Supply Company	108,875	6,876,545
Truworths International Limited	47,439	504,318
Ulta Salon Cosmetics & Fragrance Incorporated†	70,300	3,935,394
United Arrows Limited	1,900	35,618
Urban Outfitters Incorporated†«	78,913	2,403,690
USS Company Limited	3,030	230,475
Valora Holding AG	55	18,266
WH Smith Public Limited Corporation	7,923	63,277
Xebio Company Limited	1,800	37,497
Yamada Denki Company Limited	11,890	924,826

		119,447,945

Textiles, Apparel & Luxury Goods: 1.06%

Adidas-Salomon AG	13,143	990,909
ANTA Sports Products Limited	95,000	178,338
ASICS Corporation	24,000	372,470
Atsugi Company Limited†	8,000	9,717
Benetton Group SpA	1,225	9,775
Billabong International Limited	21,991	149,338
Bosideng International Holdings Limited	500,000	144,008
Bulgari SpA	7,742	134,924
Burberry Group plc	25,206	546,908
China Dongxiang Group Company	272,000	87,433
China Hongxing Sports Limited(a)	37,000	3,176
Christian Dior SA	3,350	517,292
Coach Incorporated	54,886	3,494,043
Compagnie Financiere Richemont SA	33,991	2,215,851
Daidoh Limited	1,200	11,895
Daiwabo Company Limited	12,000	23,997
Deckers Outdoor Corporation†«	57,898	5,274,508
Descente Limited†	3,000	12,256
Fibrechem Technologies Limited†(a)	20,000	0
Formosa Taffeta Company Limited†	111,000	119,688
Fossil Incorporated†	27,949	2,958,122
Geox SpA	950	6,051
Gildan Activewear Incorporated	10,931	407,296
Gunze Limited	19,000	64,569
Hanesbrands Incorporated†	159,158	4,824,079
Hermes International	1,629	419,394
Iconix Brand Group Incorporated†«	122,700	3,030,690
Indorama Ventures PCL	184,333	287,450
Jaybharat Textiles & Real Estate Limited	15,488	75,643
Jones Group Incorporated«	144,600	1,777,134
Kurabo Industries Limited	19,000	34,732
Li Ning Company Limited	79,500	137,588
LPP SA	126	108,383

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Textiles, Apparel & Luxury Goods (continued)

Luxottica Group SpA	10,398	$332,195
LVMH Moet Hennessy Louis Vuitton SA	16,563	2,881,749
Ng2 SA†	750	15,568
Nike Incorporated Class B	55,000	4,644,750
Nisshinbo Industries Incorporated	17,000	158,091
Onward Kashiyama Company Limited	14,000	102,024
Pandora AS	4,743	161,147
Peak Sport Products Limited	198,000	144,350
Phillips-Van Heusen Corporation	37,358	2,464,507
Polo Ralph Lauren Corporation	38,447	4,873,926
Ports Design Limited	33,000	84,692
Pou Chen Corporation†	390,600	368,015
Prime Success International Group Limited	88,000	84,636
Puma AG Rudolf Dassler Sport	229	72,337
Ruentex Industries Limited†	81,618	206,487
Sanyo Shokai Limited	5,000	14,783
Seiko Holdings Corporation Class C	12,000	38,278
Seiren Company Limited	20,900	129,744
Shenzhou International Group Holdings Limited	38,000	49,935
Stella International	62,500	160,723
Swatch Group AG	1,937	963,617
Swatch Group AG Bearer Shares	4,179	373,851
Tainan Spinning Company Limited†	332,520	215,824
Texwinca Holdings Limited	64,000	70,687
The Japan Wool Textile Company Limited	13,000	102,233
Titan Industries Limited†	2,574	251,883
Tod’s SpA	810	104,502
Tokyo Style Company Limited	11,000	75,169
Toyobo Company Limited	116,000	166,507
Trinity Limited	202,000	199,731
Under Armour Incorporated†«	52,898	3,447,892
Unitika Limited	168,000	119,544
VF Corporation	51,129	5,096,027
Wacoal Corporation	18,000	217,519
Warnaco Group Incorporated†«	65,518	3,613,318
Wolverine World Wide Incorporated	72,040	2,818,205
Xtep International Holdings Limited	154,500	118,596
Yue Yuen Industrial Holdings Limited	98,500	341,955
		63,712,654

Consumer Staples: 6.98%

Beverages: 1.35%
Anadolu Efes Biracilik Ve Malt Sanayii AS	28,081	389,733
Anheuser-Busch InBev NV†	6,960	30
Asahi Breweries Limited	60,700	1,179,595
Britvic plc	10,808	77,588
Brown-Forman Corporation Class A	11,385	799,796
Brown-Forman Corporation Class B	53,514	3,878,695
C&C Group plc	16,506	85,751
Carlsberg AS	6,555	757,979
Carlsberg Brewery Malaysia Berhad	9,100	22,912
Cia Cervecerias Unidas SA	11,518	132,562
Cia de Bebidas das Americas Preferred Interim Shares†(a)	467	14,415
Cia de Bebidas das Americas Interim Shares†(a)	137	3,571
Cia de Bebidas das Americas†	33,055	861,494
Coca-Cola Amatil Limited	66,882	841,248
Coca-Cola Central Japan Company Limited	1,000	13,066
Coca-Cola Company	239,033	15,969,795
Coca-Cola Enterprises Incorporated	35,000	1,011,150
Coca-Cola Hellenic Bottling Company SA	12,090	314,917

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Beverages (continued)

Coca-Cola Icecek Uretim AS	8,224	$113,109
Coca-Cola West Japan Company Limited	9,000	170,151
Constellation Brands Incorporated Class A†	102,983	2,261,507
Cott Corporation†	4,300	37,459
David Campari-Milano SpA	14,156	106,341
Diageo plc	159,479	3,394,716
Dr Pepper Snapple Group Incorporated	126,640	5,217,568
Fomento Economico Mexicano Sab de CV	318,700	1,969,885
Foster’s Group Limited	247,075	1,147,592
Fraser & Neave Holdings†	5,500	35,406
Guinness Anchor Berhad	8,900	30,923
Hansen Natural Corporation†	42,893	3,073,283
Heineken Holding NV	5,823	305,446
Heineken NV	15,386	925,978
Hite Brewery Company Limited	418	45,706
InBev NA	47,762	2,881,341
ITO EN Limited	8,400	141,597
Kirin Brewery Company Limited	125,000	1,743,651
Lotte Chilsung Beverage Company Limited†	93	99,795
Mikuni Coca-Cola Bottling Company Limited	1,300	11,148
Molson Coors Brewing Company	87,672	4,089,899
PepsiCo Incorporated	296,963	21,120,009
Pernod-Ricard SA	12,520	1,263,929
Remy Cointreau SA	1,106	90,724
SABMiller plc	62,805	2,324,052
San Miguel Corporation	116,200	297,618
Sapporo Holdings Limited	53,000	198,969
Takara Holdings Incorporated	20,000	98,393
Thai Beverage Public Company Limited	1,311,000	302,943
Treasury Wine Estates Limited	82,358	293,712
Tsingtao Brewery Company Limited	36,000	210,612
United Spirits Limited†	12,258	288,646
Yomeishu Seizo Company Limited	1,000	9,030

		80,655,435

Food & Staples Retailing: 1.53%

Aeon Company Limited	99,900	1,148,403
Alimentation Couche Tard Incorporated	11,643	323,507
Alliance Global Group Incorporated	413,000	100,243
ARCS Company Limited	3,800	57,063
Axfood AB	450	16,640
Big C Supercenter PCL†	68,000	199,736
Bim Birlesik Magazalar AS	12,006	379,901
C.P. Seven Eleven PCL	277,000	406,815
Carrefour SA	40,032	1,773,237
Casey’s General Stores Incorporated	55,510	2,300,890
Casino Guichard Perrachon SA	4,446	465,152
Cawachi Limited	2,100	39,728
Cencosud SA	239,423	1,818,657
China Resources Enterprise Limited	154,000	616,804
Circle K Sunkus Company Limited	2,900	44,651
Colruyt SA	4,210	241,799
Costco Wholesale Corporation«	80,727	6,658,363
CVS Corporation	152,800	5,911,832
Dairy Farm International Holdings Limited	42,300	379,008
Delhaize Group	7,511	621,198
Empire Company Limited	1,972	113,698
Eurocash SA	9,166	96,885
FamilyMart Company Limited	8,800	313,846
Fu Ji Food & Catering Services Holdings Limited†(a)	16,692	0
George Weston Limited	2,800	210,972
Guyenne et Gascogne SA†	109	17,255

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Food & Staples Retailing (continued)

Heiwado Company Limited†	4,400	$52,254
Inageya Company Limited†	2,000	21,543
Izumiya Company Limited	5,000	19,998
J Sainsbury plc	93,963	534,191
Jeronimo Martins	13,192	246,800
Kasumi Company Limited†	10,000	54,104
Kato Sangyo Company Limited†	3,500	61,318
Kesko Oyj A Shares	1,500	73,394
Kesko Oyj B Shares	4,110	204,353
Koninklijke Ahold NV	74,877	1,067,641
Kroger Company	64,300	1,595,926
Lawson Incorporated	8,300	410,367
Life Corporation†	4,000	60,802
Loblaw Companies Limited	5,600	240,450
Massmart Holdings Limited	31,365	656,559
Matsumotokiyoshi Holdings Company Limited	3,300	72,308
Metcash Limited	96,318	403,147
Metro AG	7,360	490,823
Metro Incorporated	6,079	303,558
Ministop Company Limited	500	8,361
Olam International Limited	171,905	415,354
Pick’n Pay Stores Limited†	21,770	138,733
President Chain Store Corporation†	84,032	480,903
Rallye SA†	306	14,972
Rite Aid Corporation†«	1,055,880	1,108,674
Ryoshoku Limited	3,100	66,594
Safeway Incorporated«	208,016	5,137,995
Seven & I Holdings Company Limited	107,580	2,845,571
Shinsegae Company Limited(a)(i)	4,082	997,017
Shoppers Drug Mart Corporation	12,400	517,963
Shoprite Holdings Limited	42,173	616,772
Siam Makro plc	12,000	78,416
Sligro Food Group NV	1,429	53,160
Sugi Pharmacy Company Limited	5,300	126,794
Sundrug Company Limited	3,800	112,168
Super-Sol Limited	1,882	10,832
SUPERVALU Incorporated«	362,415	3,718,378
Sysco Corporation	66,148	2,130,627
Tesco plc	508,940	3,508,311
The Jean Coutu Group PJC Incorporated	5,911	69,491
The Maruetsu Incorporated	2,000	6,821
Tsuruha Holdings Incorporated	2,000	91,891
United Natural Foods Incorporated†«	66,479	2,892,501
UNY Company Limited	25,800	222,834
Valor Company Limited†	6,300	81,542
Wal-Mart de Mexico SAB de CV	852,410	2,588,648
Wal-Mart Stores Incorporated	226,843	12,526,270
Walgreen Company	103,900	4,533,157
Wesfarmers Limited	130,755	4,635,172
Whole Foods Market Incorporated	82,421	5,040,868
William Morrison Supermarkets plc	172,331	860,659
Woolworths Limited	158,225	4,630,775
Yaoko Company Limited	1,000	29,236

		91,123,279

Food Products: 2.04%

Ajinomoto Company Incorporated	89,000	1,023,101
Alicorp SA	31,963	62,378
Archer-Daniels-Midland Company	65,900	2,135,819
Ariake Japan Company Limited	900	16,275
Aryzta AG	4,530	251,755

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Food Products (continued)

Asia Food & Properties Limited†	85,000	$22,054
Asiatic Development Berhad	31,900	85,088
Associated British Foods plc	22,261	394,390
Astra Agro Lestari TBK PT	45,000	124,422
Australian Agricultural Company Limited	33,938	52,906
Barry Callebaut AG	66	64,924
BRF Brasil Foods SA	98,600	1,829,826
Bunge Limited«	80,845	6,018,910
Campbell Soup Company«	22,600	785,350
Chaoda Modern Agriculture Limited	277,776	136,792
Charoen Pokhand Foods plc	298,500	295,545
Charoen Pokphand Indonesia TBK PT	1,503,500	339,963
China Agri-Industries Holdings Limited	246,000	261,266
China Fishery Group Limited†	18,461	22,602
China Green Holdings Limited	48,000	38,820
China Huiyuan Juice Group	21,500	13,325
China Mengniu Dairy Company	161,000	515,458
China Yurun Food Group Limited	148,000	482,401
Chiquita Brands International Incorporated†«	79,526	1,184,937
CJ Cheiljedang Corporation	1,434	320,246
ConAgra Foods Incorporated	51,914	1,320,173
Corn Products International Incorporated	113,055	6,413,610
CSM NV	3,316	115,627
Dairy Crest Group plc	6,886	43,962
Danone SA	39,523	2,897,910
Dean Foods Company†	303,700	4,215,356
Dydo Drinco Incorporated	1,200	45,639
East Asiatic Company Limited AS†	250	7,529
Ebro Puleva SA	3,868	89,981
Ezaki Glico Company Limited	11,000	122,267
Flowers Foods Incorporated«	156,800	5,226,144
Fresh del Monte Produce Incorporated«	66,950	1,840,456
Fuji Oil Company Limited	6,700	97,487
Fujicco Company Limited†	1,000	11,729
Futuris Corporation Limited	36,531	17,748
General Mills Incorporated	67,400	2,680,498
GlaxoSmithKline Consumer Healthcare Limited†	5,201	264,859
Global Bio-Chem Technology Group Company Limited	179,200	48,617
Golden Agri-Resources Limited	782,045	437,517
Goodman Fielder Limited	190,099	208,053
Grain Corporation Limited	20,986	184,864
Green Mountain Coffee Roasters Incorporated†«	75,592	6,226,513
Greggs plc	1,680	14,537
Grupo Bimbo Sab de CV	363,200	844,995
H.J. Heinz Company	35,700	1,960,644
Hain Celestial Group Incorporated†«	60,033	2,146,780
Hokuto Corporation	2,600	56,778
Hormel Foods Corporation	78,700	2,308,271
House Foods Corporation	9,700	158,513
Indofood Agri Resources Limited†	39,000	51,543
Indofood Sukses Makmur TBK PT	533,424	337,472
IOI Corporation Berhad	493,246	868,362
Itoham Foods Incorporated	19,000	73,193
J-Oil Mills Incorporated	5,000	15,213
JBS SA	131,423	471,465
JM Smucker Company	66,698	5,287,817
Kagome Company Limited	10,900	190,292
Kernel Holding SA†	6,205	184,323
Kerry Group plc	7,676	329,187
Khon Kaen Sugar Industry PCL	23,320	10,313
Kikkoman Corporation	33,000	336,437
Kraft Foods Incorporated Class A	181,764	6,356,287
Kuala Lumpur Kepong Berhad	66,800	488,158

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Food Products (continued)

Kulim (Malaysia) Berhad†	67,600	$82,633
Lancaster Colony Corporation«	30,069	1,823,384
Lindt & Spruengli AG	7	250,322
Lindt & Spruengli AG Participation Certificate	41	127,485
Lotte Confectionery Company Limited	117	175,530
Maple Leaf Foods Incorporated	14,491	176,791
Marine Harvest	170,186	168,143
Marudai Food Company Limited	5,000	15,581
Maruha Nichiro Holdings Incorporated	43,000	63,305
McCormick & Company Incorporated	65,681	3,296,529
Mead Johnson & Company	37,620	2,550,260
Megmilk Snow Brand Company Limited	4,600	81,379
Meiji Holdings Company Limited	9,600	406,919
Meito Sangyo Company Limited	600	7,479
Mitsui Sugar Company Limited	4,000	17,323
Morinaga & Company Limited	36,000	79,499
Morinaga Milk Industry Company Limited	21,000	89,915
Nakamuraya Company Limited	2,000	8,784
Nestle India Limited†	5,741	517,359
Nestle Malaysia Berhad	4,000	63,484
Nestle SA	216,802	13,917,117
Nestle SA ADR	15	965
Nichirei Corporation	29,000	122,746
Nippon Beet Sugar Manufacturing Company Limited†	6,000	13,029
Nippon Flour Mills Company Limited	17,000	77,586
Nippon Meat Packers Incorporated	26,000	364,274
Nippon Suisan Kaisha Limited	27,000	79,831
Nisshin Seifun Group Incorporated	25,500	313,158
Nissin Food Products Company Limited	12,100	437,031
Nong Shim Company Limited†	901	209,981
Nutreco Holding NV	1,536	117,176
Orion Corporation†	533	228,432
Osem Investment Limited†	3,453	55,976
Parmalat SpA	113,485	421,029
Peoples Food Holdings Limited	21,000	13,111
PP London Sumatra Indonesia TBK	664,500	188,789
PPB Group Berhad†	68,300	394,758
Premier Foods plc†	96,960	51,454
QP Corporation	16,600	201,008
Ralcorp Holdings Incorporated†	30,000	2,638,200
Ridley Corporation Limited	11,389	15,444
Riken Vitamin Company Limited†	600	14,833
Sakata Seed Corporation	2,900	40,346
Saputo Incorporated	10,004	490,468
Showa Sangyo Company Limited†	12,000	31,653
Shree Renuka Sugars Limited†	50,603	70,099
Smithfield Foods Incorporated†«	84,876	1,778,152
Strauss Group Limited	1,291	19,771
Suedzucker AG	3,072	96,752
Synear Food Holdings Limited	16,000	1,751
Tata Tea Limited	52,710	102,272
Tate & Lyle plc	25,445	259,723
Thai Union Frozen Products PCL	30,870	48,903
The Nisshin Oillio Group Limited	12,000	55,502
Tiger Brands Limited	21,565	600,876
Tingyi (Cayman Islands) Holding Corporation	196,000	598,533
Toyo Suisan Kaisha Limited	13,000	303,668
TreeHouse Foods Incorporated†	51,623	3,145,389
Tyson Foods Incorporated Class A	171,809	3,267,807
Uni-President China Holdings Limited	90,000	62,605
Uni-President Enterprises Corporation	579,522	834,187
Unilever NV	100,808	3,290,250
Unilever plc ADR	82,988	2,690,715

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Food Products (continued)

United Plantations Berhad†	11,000	$67,597
Universal Robina Corporation	238,100	241,898
Viscofan SA	2,096	83,975
Vitasoy International Holdings Limited	68,000	57,094
Viterra Incorporated	21,428	261,865
Want Want China Holdings Limited	823,000	788,360
Wei Chuan Food Corporation†	54,000	61,242
Wilmar International Limited	105,930	456,924
Yakult Honsha Company Limited	18,500	510,674
Yamazaki Baking Company Limited	30,000	381,671

		122,064,426

Household Products: 0.90%

Church & Dwight Company Incorporated	42,194	3,548,515
Clorox Company«	83,700	5,899,176
Henkel AG & Company KGaA	7,493	434,238
Hindustan Unilever Limited†	162,675	1,099,848
Kimberly-Clark Corporation	45,616	3,115,573
Kimberly-Clark de Mexico SAB de CV	35,100	205,292
LG Household & Health Care Limited Class H†	1,227	501,988
Lion Corporation	35,000	187,216
Pigeon Corporation	2,400	81,089
Procter & Gamble Company	522,482	35,006,294
PZ Cussons plc	18,713	112,050
Reckitt Benckiser Group	37,698	2,131,393
Uni-Charm Corporation	19,600	791,118
Unilever Indonesia TBK PT	161,000	277,277

		53,391,067

Personal Products: 0.49%

Aderans Company Limited	2,700	24,446
Amorepacific Corporation	496	591,532
Atrium Innovations Incorporated†	734	12,235
Avon Products Incorporated	46,200	1,372,602
BaWang International Group Holding Limited	82,000	20,243
Beiersdorf AG	5,805	384,659
Colgate Palmolive India Limited†	9,576	189,979
Colgate-Palmolive Company	92,158	8,066,590
Dabur India Limited†	74,434	194,327
Dr. Ci Labo Company Limited	44	186,505
Estee Lauder Companies Incorporated Class A	71,660	7,345,867
FANCL Corporation	4,500	59,073
Godrej Consumer Products Limited	12,716	118,465
Hengan International Group Company Limited	95,000	819,013
Herbalife Limited	72,616	4,086,828
Kao Corporation	70,000	1,793,154
Kobayashi Pharmaceutical Company Limited	3,800	179,720
Kose Corporation	4,900	119,569
L’Oreal SA	15,611	1,964,183
Mandom Corporation	1,800	46,176
Marico Limited†	70,088	233,238
Milbon Company Limited	400	11,640
Natura Cosmeticos SA	22,300	597,870
Oriflame Cosmetics SA	1,903	101,202
Shiseido Company Limited	47,800	817,485
		29,336,601

Tobacco: 0.67%

Altria Group Incorporated	233,780	6,559,867

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Tobacco (continued)

British American Tobacco Malaysia Berhad†	18,400	$286,528
British American Tobacco plc	127,318	5,700,903
Eastern Company†	2,662	45,767
Imperial Tobacco Group plc	69,427	2,485,152
ITC Limited†	470,789	2,020,803
Japan Tobacco Incorporated	635	2,446,203
KT&G Corporation	18,278	1,072,138
Lorillard Incorporated	16,225	1,870,418
Philip Morris International Incorporated	201,750	14,475,563
PT Gudang Garam TBK	77,000	392,871
Reynolds American Incorporated	37,462	1,490,238
Souza Cruz SA†	59,500	747,073
Swedish Match AB	16,500	583,380

		40,176,904

Energy: 9.14%

Energy Equipment & Services: 1.77%

Aban Offshore Limited†	2,949	38,309
Acergy SA	19,579	519,959
Aker ASA Class A	309	8,866
Aker Kvaerner ASA	10,061	222,347
AMEC plc	19,487	371,210
Baker Hughes Incorporated	78,544	5,806,758
Bourbon SA	1,896	90,983
BW Offshore Limited	23,262	56,161
Calfrac Well Services Limited	1,959	69,516
Cameron International Corporation†	44,138	2,103,617
Carbo Ceramics Incorporated«	11,700	1,758,159
Compagnie Generale de Geophysique Veritas†	8,012	299,782
Compagnie Generale de Geophysique Veritas ADR†	689	25,838
Core Laboratories NV«	27,084	2,781,256
Diamond Offshore Drilling Incorporated«	12,149	895,017
Dresser Rand Group Incorporated†	49,441	2,599,608
Dril-Quip Incorporated†	45,610	3,383,350
Ensign Energy Services Incorporated	5,878	117,518
Exterran Holdings Incorporated†«	98,708	2,127,157
Ezra Holdings Limited	71,000	92,107
FMC Technologies Incorporated†«	144,204	6,435,825
Fred Olsen Energy ASA	1,236	48,364
Fugro NV	3,651	290,397
GCL-Poly Energy Holdings Limited†	950,000	509,364
Global Industries Limited†«	184,947	1,159,618
Halliburton Company	1	50
Helix Energy Solutions Group Incorporated†«	175,395	3,072,920
Hong Kong Energy Holdings Limited†	3,445	306
John Wood Group plc	31,002	320,524
Kencana Petroleum Berhad	259,900	240,864
Key Energy Services Incorporated†«	238,373	4,214,435
KNM Group Berhad†	89,275	63,164
Lufkin Industries Incorporated	44,700	4,054,737
Modec Incorporated	500	8,416
Mullen Group Limited	4,400	93,327
Nabors Industries Limited†	170,900	4,766,401
Noble Corporation	27,000	1,130,490
Oceaneering International Incorporated	32,534	2,651,521
Oil States International Incorporated†	75,240	5,947,722
Parker Drilling Company†	207,865	1,326,179
Pason Systems Incorporated	10,745	164,693
Patterson-UTI Energy Incorporated	85,079	2,665,525
Petrofac Limited	14,537	383,331

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Energy Equipment & Services (continued)

Petroleum Geo-Services ASA†	19,980	$322,447
Precision Drilling Corporation†	15,312	237,223
Prosafe ASA	11,150	87,694
Saipem SpA	16,266	858,386
SapuraCrest Petroleum Berhad†	170,300	220,618
Savanna Energy Services Corporation†	839	8,894
SBM Offshore NV	10,527	277,234
Schlumberger Limited	254,705	21,833,313
Schoeller-Bleckmann Oilfield Equipment AG	1,839	177,157
Seacor Holdings Incorporated	31,270	3,116,681
Seadrill Limited	18,890	681,628
ShawCor Limited Class A	2,728	88,160
Shinko Plantech Company Limited	4,000	41,467
Superior Energy Services Incorporated†	48,047	1,800,321
Technip SA	6,517	700,957
Tecnicas Reunidas SA	1,176	66,257
Tenaris SA	26,924	652,488
Tetra Technologies Incorporated†	130,193	1,775,833
TGS Nopec Geophysical Company ASA	5,000	141,142
Tidewater Incorporated«	29,640	1,619,826
Toyo Kanetsu K K†	6,000	13,839
Transocean Limited	59,191	4,102,528
Trican Well Service Limited	8,245	198,200
Trinidad Drilling Limited	7,400	83,635
Weatherford International Limited†	136,139	2,691,468
WorleyParsons Limited	26,058	834,703

		105,547,790

Oil, Gas & Consumable Fuels: 7.37%

Adaro Energy TBK PT	2,747,500	788,633
Advantage Oil & Gas Limited†	8,522	71,687
AET&D Holdings No. 1 Limited(a)	20,314	0
Afren plc†	100,824	274,822
Alliance Oil Company Limited†	11,923	219,084
Alpha Natural Resources Incorporated†«	72,460	3,970,083
Altagas Limited	4,348	112,195
Anadarko Petroleum Corporation	92,400	7,347,648
AOC Holdings Incorporated	2,300	13,827
Aquila Resources Limited†	21,768	206,861
ARC Resources Limited	20,640	570,724
Arch Coal Incorporated	97,371	2,910,419
Aston Resources Limited	8,654	91,664
Aurora Oil and Gas Limited†	85,102	308,041
Australian Worldwide Exploration Limited†	41,681	64,532
Bankers Petroleum Limited†	10,655	87,651
Banpu PCL	14,200	344,924
Bayan Resources Group†	254,500	518,810
Baytex Energy Corporation	8,949	514,486
Beach Petroleum Limited	106,229	114,560
BG Group plc	211,354	4,890,080
Bharat Petroleum Corporation Limited†	21,354	300,080
Bill Barrett Corporation†«	60,700	2,705,399
Birchcliff Energy Limited†	4,522	61,236
Blackpearl Resources Incorporated†	33,021	260,392
Bonavista Energy Corporation	11,545	353,911
BP plc	1,180,144	9,092,247
Brigham Exploration Company†	174,887	5,445,981
Brightoil Petroleum Holdings Limited	514,000	253,783
Bumi Resources TBK PT	3,266,858	1,263,035
Cabot Oil & Gas Corporation	62,881	3,694,259
Cairn Energy plc†	86,398	627,054

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Oil, Gas & Consumable Fuels (continued)

Caltex Australia Limited	22,940	$345,858
Cameco Corporation	22,900	640,070
Canadian Natural Resources Limited	69,454	3,023,043
Canadian Oil Sands Limited	33,130	1,033,036
Carrizo Oil & Gas Incorporated†«	50,346	1,923,721
Celtic Exploration Limited†	11,766	245,315
Cenovus Energy Incorporated	46,571	1,720,846
Chesapeake Energy Corporation	71,732	2,248,081
Chevron Corporation	225,023	23,607,163
China Coal Energy Company	577,962	781,778
China Petroleum & Chemical Corporation	2,418,000	2,425,042
China Shenhua Energy Company Limited	550,000	2,733,257
Cia Espanola de Petroleos SA	364	14,515
Cimarex Energy Company	50,698	4,863,459
CNOOC Limited	2,230,000	5,619,909
CNPC (Hong Kong) Limited	370,000	646,056
Coal & Allied Industries Limited†	1,665	198,047
Coal India Limited	88,638	803,734
Comstock Resources Incorporated†«	67,902	2,041,813
Concho Resources Incorporated†	61,928	5,859,008
Connacher Oil and Gas Limited†	22,597	28,455
ConocoPhillips	153,467	11,236,854
Consol Energy Incorporated	135,621	6,953,289
Continental Resources Incorporated†	18,325	1,213,482
Corridor Resources Incorporated†	1,363	5,951
Cosmo Oil Company Limited	86,000	257,441
Crescent Point Energy Corporation	16,503	799,216
Crew Energy Incorporated†	3,839	62,686
Dart Energy Limited†	34,277	26,717
Daylight Energy Limited	11,272	115,995
Denison Mines Corporation†	1,265	2,886
DNO ASA†	102,500	143,719
Dragon Oil plc	12,082	105,210
Eastern Star Gas Limited†	152,909	111,023
El Paso Corporation	393,472	8,282,586
Enbridge Incorporated	45,000	1,508,128
Encana Corporation	45,834	1,562,098
Energy Resources of Australia Limited	4,826	25,507
Enerplus Corporation	13,847	448,489
ENI SpA	147,873	3,545,314
ENI SpA ADR«	9,439	451,562
EnQuest plc - Sweden Exchange†	15,154	34,009
EnQuest plc - United Kingdom Exchange†	32,662	71,406
EOG Resources Incorporated	46,448	5,069,335
ERG SpA	2,269	30,106
Essar Energy plc	28,005	210,025
Essar Oil Limited†	163,698	477,157
Esso Thailand PCL	26,300	10,937
Establissements Maurel et Prom	3,641	88,028
EXCO Resources Incorporated	93,100	1,875,034
Extract Resources Limited†	10,481	88,074
Exxon Mobil Corporation	566,131	47,254,955
Fairborne Energy Limited†	1,661	8,298
Forest Oil Corporation†	62,498	1,868,690
Formosa Petrochemical Corporation†	333,590	1,181,540
Frontier Oil Corporation	177,000	5,285,220
Frontline Limited	6,300	114,718
Galleon Energy Incorporated†	1,079	3,508
Galp Energia SGPS SA	11,515	243,763
Gazprom ADR«	1,156,444	17,057,549
Goodrich Petroleum Corporation†«	3,776	77,219
Gran Tierra Energy Incorporated†	23,505	169,825
Grupa Lotos SA†	5,054	86,026

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Oil, Gas & Consumable Fuels (continued)

GS Holdings Corporation†	7,675	$661,423
Hellenic Petroleum SA†	2,590	24,824
Heritage Oil plc	26,070	103,568
Hindustan Petroleum Corporation Limited	19,511	164,812
Holly Corporation	80,020	4,986,046
Hunting plc	5,358	66,016
Husky Energy Incorporated	19,000	581,463
Idemitsu Kosan Company Limited	3,500	386,026
Imperial Oil Limited	16,200	804,608
Indian Oil Corporation Limited†	73,547	536,030
Indika Energy TBK PT†	202,500	102,015
Indo Tambangraya Megah PT	29,000	159,686
Inpex Holdings Incorporated	354	2,553,699
International Coal Group Incorporated†«	261,900	3,805,407
IRPC PCL	974,221	188,092
Itochu Enex Company Limited	6,000	30,180
Ivanhoe Energy Incorporated†	8,964	20,262
Japan Petroleum Exploration Company	4,900	233,247
JX Holdings Incorporated	325,700	2,133,773
Karoon Gas Australia Limited†	31,102	219,180
Keyera Corporation	7,024	304,203
Kinder Morgan Incorporated«	56,500	1,654,885
Linc Energy Limited	27,942	97,859
Lukoil ADR«	99,619	6,405,502
Lundin Petroleum AB†	14,794	206,516
Mangalore Refinery & Petrochemicals Limited†	21,310	34,984
Marathon Oil Corporation	79,761	4,320,653
Massey Energy Company	62,218	4,106,388
MOL Hungarian Oil & Gas plc	5,888	756,442
Mongolia Energy Company Limited†	277,000	58,054
Motor Oil (Hellas) Corinth Refineries SA	681	8,820
Murphy Oil Corporation	20,400	1,405,356
NAL Energy Corporation	16,758	203,410
Neste Oil Oyj Limited	6,080	105,259
New Hope Corporation Limited	23,479	132,869
New Zealand Oil & Gas Limited	17,669	13,405
Nexen Incorporated	33,000	761,263
Niko Resource Limited	2,237	185,383
Nippon Gas Company Limited†	3,300	40,283
Noble Energy Incorporated	31,897	2,972,800
NuVista Energy Limited	3,905	38,008
Occidental Petroleum Corporation	151,162	16,302,822
OGX Petroleo e Gas Participacoes SA†	478,900	4,874,748
Oil & Natural Gas Corporation Limited	338,980	2,115,003
Oil India Limited	7,453	212,579
Oil Refineries Limited†	37,539	27,204
Oil Search Limited	139,668	1,031,983
OMV AG	9,020	374,687
OPTI Canada Incorporated†	2,891	552
Origin Energy Limited	137,975	2,414,620
Overseas Shipholding Group Incorporated«	45,581	1,244,817
PA Resources AB†	20,295	13,615
Pace Oil & Gas Limited†	1,571	13,669
Pacific Rubiales Energy Corporation	14,007	390,927
Paladin Energy Limited†	70,555	237,306
Patriot Coal Corporation†«	113,500	2,625,255
Paz Oil Company Limited	173	30,461
Peabody Energy Corporation	48,974	3,005,045
Pembina Pipeline Corporation	13,555	342,915
Pengrowth Energy Corporation	28,104	370,717
Penn Virginia Corporation	75,700	1,104,463
Penn West Petroleum Limited	29,670	767,436
PetroBakken Energy Limited	3,000	51,277

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Oil, Gas & Consumable Fuels (continued)

Petrobank Energy & Resources Limited†	6,135	$108,725
Petrobras Energia SA«	1,769	36,919
PetroChina Company Limited	3,148,000	4,565,751
Petroleo Brasileiro SA	485,245	8,251,702
Petrominerales Limited	3,768	126,903
Petronas Dagangan Berhad†	45,300	245,272
Petronet LNG Limited†	48,131	145,798
Petroplus Holdings AG	4,002	63,110
Peyto Exploration & Development Corporation	13,213	287,212
Pioneer Natural Resources Company	55,800	5,123,556
Polish Oil & Gas	224,672	358,676
Polski Koncern Naftowy Orlen SA	44,237	870,680
Premier Oil plc†	26,844	210,503
Progress Energy Resources Corporation	18,972	271,210
Provident Energy Limited	12,855	118,088
PT Tambang Batubara Bukit Asam TBK	116,000	288,794
PTT Aromatics & Refining PCL	102,272	129,106
PTT Exploration & Production PCL	146,300	857,038
PTT PCL	105,900	1,237,248
QEP Resources Incorporated	96,749	4,208,582
Questerre Energy Corporation†	8,414	9,032
Quicksilver Resources Incorporated†«	199,400	2,849,426
Range Resources Corporation	95,245	5,326,100
Reliance Industries Limited†	241,665	5,106,645
Reliance Industries Limited GDR††	2,006	85,014
Repsol YPF SA	48,912	1,666,817
Roc Oil Company Limited†	8,115	3,119
Royal Dutch Shell plc A Shares - Netherlands Exchange	226,786	8,084,126
Royal Dutch Shell plc A Shares - United Kingdom Exchange	4,104	147,984
Royal Dutch Shell plc B Shares	170,703	6,174,931
S-Oil Corporation†	5,636	799,062
SandRidge Energy Incorporated†«	635,150	7,189,898
Santos Limited	116,624	1,837,993
Saras SpA	12,269	30,016
Sasol Limited	68,682	3,654,380
Shell Refining Company Berhad (Malaysia)†	14,200	50,942
Showa Shell Sekiyu KK	26,200	255,861
Silverbirch Energy Corporation†	1,901	15,520
Sinanen Company Limited†	2,000	7,950
SK Energy Company Limited	9,250	1,997,174
SM Energy Company	94,500	6,283,305
Soco International plc†	10,172	66,513
Southern Union Company	63,513	1,926,349
Southwestern Energy Company†	64,613	2,828,111
Spectra Energy Corporation	72,712	2,006,124
Statoil ASA	70,475	1,858,514
Storm Resources Limited†	281	1,450
Straits Asia Resources Limited	119,000	293,315
Suncor Energy Incorporated	98,887	4,128,585
Surgutneftegaz	168,026	831,729
Surgutneftegaz ADR«	485,316	4,668,740
Swift Energy Company†«	63,557	2,493,341
Talisman Energy Incorporated	63,000	1,330,423
Teekay Corporation«	71,749	2,407,179
Thai Oil PCL	104,800	279,294
Tonengeneral Sekiyu KK	43,000	525,432
Total SA	138,658	7,987,692
TransCanada Corporation	45,100	2,019,806
Transglobe Energy Corporation†	11,093	173,348
Tullow Oil plc	54,424	1,205,935
Tupras Turkiye Petrol Rafinerileri AS	18,430	483,860
Ultra Petroleum Corporation†«	90,885	4,418,829

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Oil, Gas & Consumable Fuels (continued)

Uranium One Incorporated	18,762	$68,747
USEC Incorporated†	200,254	837,062
Valero Energy Corporation	60,651	1,667,903
Vermilion Energy Incorporated	7,094	372,621
Whitehaven Coal Limited	50,779	310,676
Williams Companies Incorporated	65,600	2,059,184
Woodside Petroleum Limited	77,252	3,846,313
World Fuel Services Corporation«	102,082	3,734,160
Yanzhou Coal Mining Company Limited	274,000	1,144,992

		440,625,084

Financials: 19.22%

Capital Markets: 1.53%

3I Group plc	55,569	263,446
Aberdeen Asset Management plc	83,965	323,483
Affiliated Managers Group Incorporated†	30,386	3,212,712
AGF Management Limited	3,567	74,812
Ameriprise Financial Incorporated	27,004	1,653,455
Apollo Investment Corporation	1	11
Ashmore Group plc	22,335	139,396
Asia Plus Securities PCL†	636,000	58,772
Azimut Holding SpA	6,204	67,095
Bank of New York Mellon Corporation	136,856	3,847,022
Bank Sarasin & Cie AG	1,790	83,739
BinckBank NV	15,559	255,145
BlackRock Incorporated	17,574	3,612,511
Brewin Dolphin Limited	8,704	23,811
Canaccord Financial Incorporated	5,064	73,175
Capital Securities Corporation†	357,353	180,815
Charles Schwab Corporation	2,000	36,020
CI Financial Corporation	10,003	241,699
Close Brothers Group plc	6,402	84,092
Credit Suisse Group	69,261	2,973,781
Daewoo Securities Company Limited†	26,610	446,315
Daiwa Securities Group Incorporated	221,000	902,871
Deutsche Bank AG	59,302	3,534,417
Dundee Corporation Class A†	3,322	84,006
Eaton Vance Corporation«	64,300	2,028,665
EFG International	1,432	18,805
Egyptian Financial Group-Hermes Holding†	35,767	137,181
Eurazeo	1,359	107,918
Federated Investors Incorporated Class B«	59,314	1,520,218
Franklin Resources Incorporated	27,940	3,620,465
Fuhwa Financial Holdings Company Limited†	1,091,960	752,563
GCA Savvian Group Corporation	9	12,632
GMP Capital Incorporated	3,500	51,840
Goldman Sachs Group Incorporated	80,443	11,320,743
Greenhill & Company Incorporated«	16,824	936,424
Hargreaves Lansdown plc	12,382	128,932
Henderson Group plc	63,001	155,662
Hyundai Securities Company†	15,167	172,169
ICAP plc	28,436	226,542
Ichiyoshi Securities Company Limited†	1,500	8,152
IGM Financial Incorporated	7,300	376,811
Intermediate Capital Group plc	41,679	236,264
Invesco Limited	257,762	6,358,989
Investec Limited	26,572	223,646
Investec plc	27,460	228,117
IOOF Holdings Limited†	29,956	213,983
Iwai Securities Company Limited†	1,000	3,901

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Capital Markets (continued)

JAFCO Company Limited	2,800	$66,470
Janus Capital Group Incorporated«	313,996	3,243,579
Julius Baer Group Limited	12,981	568,613
Julius Baer Holding AG	11,915	227,012
Kabu.com Securities Company Limited†	9,400	27,562
KGI Securities (Thailand) PCL†	848,000	67,728
Kim Eng Holdings Limited†	37,000	92,699
Kim Eng Securities Thailand PCL	86,600	45,444
Knight Capital Group Incorporated†	164,000	2,023,760
Korea Investment Holdings Company Limited†	4,364	136,685
Legg Mason Incorporated	80,400	2,720,736
Macquarie Group Limited	45,012	1,634,093
Man Group plc	137,925	582,871
Marusan Securities Company Limited	2,000	7,435
Masterlink Securities Corporation†	131,000	59,656
Matsui Securities Company Limited	12,600	57,350
Mediobanca SpA	32,109	356,726
MF Global Holdings Limited†«	271,937	2,096,634
Mirae Asset Securities Company Limited	3,004	113,156
Mito Securities Company Limited	3,000	3,570
Mizuho Investors Securities Company Limited	35,000	30,058
MLP AG	1,057	10,382
Monex Beans Holdings Incorporated	172	34,016
Morgan Stanley	152,252	3,678,408
Nomura Holdings Incorporated	446,000	2,232,462
Nomura Holdings Incorporated ADR«	30,500	152,195
Okasan Holdings Incorporated	19,000	60,140
optionsXpress Holdings Incorporated«	75,100	1,374,330
Partners Group	1,488	292,227
Perpetual Trustees Australia Limited	4,377	130,719
Pioneers Holding	11,002	5,481
Platinum Asset Management Limited	20,450	93,893
Polaris Securities Company Limited†	225,828	163,912
Polytec Asset Holdings Limited	100,000	15,044
President Securities Corporation†	141,700	103,591
Rathbone Brothers	710	14,121
Ratos AB B Shares	11,400	232,380
Raymond James Financial Incorporated	56,707	2,026,708
Richemont SA†	1,457	26,839
RMI Holdings	77,231	142,887
Samsung Securities Company Limited†	7,053	519,588
SBI Holdings Incorporated	3,050	293,737
Schroders plc	11,164	300,815
Schroders plc (Non Voting)	17,351	390,460
Shinko Securities Company Limited	81,000	186,824
State Street Corporation	55,600	2,544,812
Stifel Financial Corporation†	78,352	3,155,235
T. Rowe Price Group Incorporated	47,636	3,015,359
Tokai Tokyo Securities Company Limited	23,000	60,950
Tong Yang Investment Bank†	7,124	39,015
Tullett Prebon plc	11,401	71,530
UBS AG	227,790	4,364,039
UOB-Kay Hian Holdings Limited	11,000	15,162
Value Partners Group Limited	67,000	60,303
Verwaltungs-Und Privat-Bank AG	62	8,069
Virtus Investment Partners Incorporated†	1	55
Vontobel Holdings AG	361	13,968
Waterland Financial Holdings†	268,288	122,643
Woori Investment & Securities Company Limited†	16,080	261,506

		91,388,865

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Commercial Banks: 6.66%

77 Bank Limited	50,000	$192,001
Absa Group Limited	87,633	1,766,210
Affin Holdings Berhad	72,100	78,794
Agricultural Bank of China Limited	4,650,000	2,839,978
Agricultural Bank of Greece(a)	3,420	2,011
Akbank TAS	225,606	1,046,076
Allahabad Bank†	22,824	99,996
Allied Irish Banks plc†	36,469	9,657
Alpha Bank AE	31,560	143,521
Amcore Financial Incorporated†	1	0
Andhra Bank†	30,160	95,947
Aozora Bank Limited	86,000	184,640
Associated Banc-Corp	295,605	4,165,074
Asya Katilim Bankasi AS	48,136	79,626
Australia & New Zealand Banking Group Limited	339,172	8,014,398
Axis Bank Limited†	42,675	1,215,022
Banca Carige SpA	33,259	83,760
Banca Monte Dei Paschi di Siena SpA	157,243	198,568
Banca Piccolo Credito Valtellinese Scarl†	9,849	42,379
Banca Popolare dell’Emilia Romagna Scarl†	18,482	212,514
Banca Popolare dell’Etruria e del Lazio†	1,251	4,144
Banca Popolare di Milano Scarl	16,468	45,431
Banca Popolare di Sondrio Scarl†	16,258	132,660
Banco Bilbao Vizcaya Argentaria SA	286,548	3,346,391
Banco BPI SA†	9,694	15,360
Banco Bradesco SA†	83,482	1,388,942
Banco Comercial Portugues SA Interim Shares(a)	10,768	7,454
Banco Comercial Portugues SA†	244,787	169,443
Banco Continental Peru†	21,240	51,891
Banco de Brasil SA	177,385	3,153,636
Banco de Chile	4,593,378	681,917
Banco de Credito del Peru†	3,219	8,143
Banco de Credito e Inversiones†	6,701	475,708
Banco de Oro	148,766	201,175
Banco de Sabade	60,260	258,686
Banco de Valencia SA Interim Shares	226	792
Banco de Valencia SA†	11,389	39,909
Banco Espanol de Credito SA	3,199	27,392
Banco Espirito Santo SA	22,698	88,848
Banco Itau Holding Financeira SA	80,925	1,554,642
Banco Macro SA	2,243	72,808
Banco Pastor SA	5,963	26,345
Banco Pastor SA Interim Shares(a)	132	583
Banco Popolare SpA	138,887	361,769
Banco Popular Espanol SA	53,934	313,648
Banco Santander Brasil SA	78,714	890,537
Banco Santander Central Hispano SA	455,442	5,416,443
Banco Santander Central Hispano SA ADR	68,068	809,329
Banco Santander Chile SA†	5,857,502	510,838
BancorpSouth Incorporated	132,973	1,707,373
Bangkok Bank PCL	62,000	334,554
Bank Central Asia TBK PT	2,110,500	1,755,556
Bank CIMB Niaga TBK PT†	220,500	44,692
Bank Handlowy w Warszawie SA	4,008	140,972
Bank Hapoalim Limited†	71,656	368,707
Bank Leumi Le-Israel	72,907	353,926
Bank Mandiri Persero TBK PT	1,277,712	1,077,796
Bank Millennium SA†	60,124	122,282
Bank Negara Indonesia Persero TBK PT†	898,500	407,907
Bank of Ayudhya PCL	302,600	282,127
Bank of Baroda†	25,294	485,132
Bank of China Limited	8,878,100	4,920,006

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Commercial Banks (continued)

Bank of Communications Limited	842,500	$877,452
Bank of Cyprus Public Company Limited	113,687	376,296
Bank of East Asia Limited	225,449	987,038
Bank of Greece	900	35,255
Bank of Hawaii Corporation	70,317	3,333,026
Bank of India†	22,645	225,294
Bank of Ireland†	346,365	65,796
Bank of Kyoto Limited	53,000	470,764
Bank of Montreal	36,000	2,300,790
Bank of Nova Scotia	66,005	4,044,028
Bank of Queensland Limited	30,073	280,966
Bank of the Philippine Islands	205,881	264,847
Bank of the Ryukyus Limited	3,200	39,259
Bank of Yokohama Limited	175,000	845,908
Bank Pekao SA	13,993	865,510
Bank Przemyslowo Handlowy PBK†	309	7,473
Bank Rakyat Indonesia	1,401,500	1,042,648
Bankinter SA	11,042	75,528
Banque Cantonale Vaudoise Waadtlaender Kantonalbank†	244	143,900
Barclays plc	770,927	3,508,404
BBva Banco Frances SA	4,348	38,741
Bendigo Bank Limited	46,850	447,716
Berner Kantonalbank AG	648	186,141
BNP Paribas SA	54,309	4,237,621
BNP Paribas SA ADR«	15,636	612,306
BOC Hong Kong Holdings Limited	529,000	1,632,433
BOK Financial Corporation	14,262	756,029
Branch Banking & Trust Corporation	78,097	2,150,791
BRE Bank SA†	1,527	190,068
Bumiputra Commerce Holdings Berhad†	648,800	1,803,839
Canadian Imperial Bank of Commerce	25,300	2,097,170
Canadian Western Bank	3,039	94,164
Canara Bank†	13,142	158,757
Capital Source Incorporated	507,329	3,282,419
Cathay General Bancorp	134,209	2,187,607
Chang Hwa Commercial Bank†	579,000	498,041
Chiba Bank Limited	115,000	688,504
China Banking Corporation†	10,021	97,523
China Citic Bank	1,261,000	906,349
China Construction Bank	8,055,990	7,602,971
China Development Financial Holding Corporation†	1,520,342	620,721
China Merchants Bank Company Limited	561,858	1,430,409
China Minsheng Banking Corporation Limited	588,900	557,298
China Trust Financial Holding Company Limited†	1,230,603	1,095,034
Chukyo Bank Limited	5,000	11,042
CIT Group Incorporated†	98,942	4,386,099
Citigroup Incorporated	325,351	13,388,194
Commerce Bancshares Incorporated	42,467	1,816,738
Commercial International Bank†	63,090	336,685
Commerzbank AG	43,597	199,515
Commonwealth Bank of Australia	200,448	10,834,113
Corporation Bank†	14,460	174,583
Credicorp Limited	6,797	689,012
Credit Agricole D’ile de F	144	12,407
Credit Agricole SA	67,329	1,029,005
Credito Emiliano SpA	1,169	7,934
Cullen Frost Bankers Incorporated	32,353	1,884,239
Daegu Bank(a)(i)	22,804	327,537
Dah Sing Banking Group Limited	32,000	48,140
Dah Sing Financial Holdings Limited	13,534	76,655
Danske Bank	38,961	819,812
DBS Group Holdings Limited	224,062	2,688,708
Dexia†	37,502	130,875

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Commercial Banks (continued)

DnB Nor ASA	57,452	$865,837
E.SUN Financial Holding Company Limited†	651,306	479,553
East West Bancorp Incorporated	251,220	5,047,010
EFG Eurobank Ergasias SA	12,018	54,998
Emporiki Bank of Greece SA†	640	1,557
EnTie Commercial Bank†	63,977	33,488
EON Capital Berhad†	16,500	41,435
Erste Bank Der Oesterreichischen Sparkassen AG	17,234	859,246
Far Eastern International Bank†	212,006	101,723
Federal Bank Limited†	15,779	155,478
FIBI Holdings Limited†	970	20,529
Finansbank AS Turkey†	26,195	81,247
First Financial Bankshare«	29,793	1,574,858
First Financial Holding Company Limited†	742,165	638,391
First Horizon National Corporation	443,612	4,662,362
First Midwest Bancorp Incorporated	121,106	1,482,337
FirstMerit Corporation	179,846	2,929,691
FNB Corporation PA«	189,616	2,000,449
Fukuoka Financial Group Incorporated	122,000	481,953
Fulton Financial Corporation	337,140	3,755,740
Getin Holding SA†	39,160	197,827
Glacier Bancorp Incorporated	120,666	1,715,871
Greek Postal Savings Bank†	8,178	34,954
Grupo Financiero Banorte SA de CV	242,200	1,126,341
Grupo Financiero Inbursa SA de CV	162,382	845,769
Gunma Bank Limited	76,000	396,270
Hana Financial Group Incorporated	25,204	903,855
Hancock Holding Company«	61,400	1,983,834
Hang Seng Bank Limited	88,600	1,420,589
HDFC Bank Limited†	36,353	1,936,527
HDFC Bank Limited ADR«	4,397	715,964
Higashi-Nippon Bank Limited†	5,000	9,385
Hokuhoku Financial Group Incorporated	182,000	343,860
Hong Leong Bank Berhad†	66,300	270,882
Hong Leong Financial Group Berhad†	68,900	272,350
HSBC Holdings plc	1,113,566	11,628,363
Hua Nan Financial Holdings Company Limited†	727,649	572,582
Huntington Bancshares Incorporated	471,196	3,109,894
IBERIABANK Corporation«	39,692	2,331,905
ICICI Bank Limited†	95,963	2,313,807
ICICI Bank Limited ADR	16,121	768,810
Indian Bank†	21,174	104,495
Indian Overseas Bank†	27,110	85,522
Indusind Bank Limited†	43,919	257,449
Industrial & Commercial Bank of China Class H	10,617,442	8,900,940
Industrial Bank of Korea†	24,550	432,238
Industrial Development Bank of India Limited†	65,269	194,959
ING Bank Slaski SA†	346	107,762
International Bancshares Corporation	97,940	1,671,836
Intesa Sanpaolo	702,131	1,821,817
Intesa Sanpaolo RSP	49,378	107,656
Israel Discount Bank Limited†	34,211	68,292
Joyo Bank Limited	99,000	398,381
Jyske Bank†	3,613	168,788
Kansai Urban Banking Corporation	76,000	130,536
Kasikornbank PCL	145,600	607,868
KB Financial Group Incorporated	55,170	2,632,864
KBC Groep NV	8,999	380,614
KeyCorp	492,650	4,172,746
Kiatnakin Finance†	6,000	6,485
Kiyo Holdings†	71,000	93,203
Komercni banka	1,795	428,051
Korea Exchange Bank†	41,390	357,078

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Commercial Banks (continued)

Kredyt Bank SA†	1,838	$11,918
Krung Thai Bank PCL ADR	346,900	218,673
Laurentian Bank of Canada	961	51,876
Liechtenstein Landesbank	570	51,126
Liu Chong Hing Bank Limited	6,000	13,902
Lloyds TSB Group plc†	2,551,850	2,182,852
Lloyds TSB Group plc ADR†«	3,708	12,644
M&T Bank Corporation«	62,221	5,494,114
Malayan Banking Berhad	404,973	1,198,575
Malaysian Plantations Berhad	134,800	136,569
Marshall & Ilsley Corporation	294,524	2,356,192
Mega Financial Holding Company Limited†	1,254,000	1,072,094
Metropolitan Bank & Trust Company	99,527	158,746
Mitsubishi UFJ Financial Group Incorporated	1,847,070	8,497,746
Mitsubishi UFJ Financial Group Incorporated ADR	440	2,011
Mitsui Trust Holdings Incorporated	467,000	1,598,491
Miyazaki Bank Limited	15,000	31,837
Mizuho Financial Group Incorporated	2,816,500	4,422,917
Mizuho Trust & Banking Company Limited	280,000	240,461
National Australia Bank Limited	283,447	8,014,185
National Bank of Canada	10,200	852,237
National Bank of Greece SA	59,464	419,316
National Bank of Greece SA ADR«	24,348	32,870
National Penn Bancshares Incorporated«	227,756	1,719,558
National Societe Generale Bank SAE†	6,416	40,394
Natixis	46,668	262,461
Nedbank Group Limited	22,804	500,356
Nishi-Nippon City Bank Limited	105,000	296,283
Nordea Bank AB	163,574	1,918,959
Old National Bancorp	145,421	1,570,547
Oriental Bank of Commerce†	12,374	96,778
OTP Bank	32,244	1,061,719
Oversea-Chinese Banking Corporation Limited	353,264	2,721,051
Pacwest Bancorp«	55,538	1,171,852
Piraeus Bank SA	112,063	162,883
PKO Bank Polski SA	89,587	1,435,430
PNC Financial Services Group	58,187	3,632,033
Popular Incorporated†	1,736,279	5,035,209
PrivateBancorp Incorporated«	104,300	1,707,391
PT Bank Danamon Indonesia TBK	326,894	237,449
PT Bank Pan Indonesia TBK†	506,500	60,527
Public Bank Berhad	152,465	671,545
Public Bank Berhad (Foreign Market)	91,000	400,817
Punjab National Bank Limited†	17,505	427,317
Raiffeisen International Bank Holdings	2,580	141,052
Resona Holdings Incorporated	252,700	1,112,984
RHB Capital Berhad	75,161	230,189
Royal Bank of Canada	89,400	5,224,573
Royal Bank of Scotland Group plc†	1,001,717	701,973
Sapporo Holdings	27,700	112,146
Senshu Ikeda Holdings Incorporated	201,900	260,085
Seven Bank Limited	134	248,733
Shiga Bank	35,000	183,781
Shimizu Bank Limited†	1,000	35,578
Shinhan Financial Group Company Limited†	63,699	2,865,761
Shinsei Bank Limited	208,000	216,906
Shizuoka Bank Limited	90,000	822,598
Siam City Bank PCL†(a)(i)	107,800	86,098
Siam Commercial Bank PCL	201,600	765,149
Sinopac Financial Holdings Company Limited†	1,058,000	492,874
Skandinaviska Enskilda Banken AB Class A	108,706	974,073
Societe Generale	43,617	2,588,602
Societe Generale ADR	19,840	235,898

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Commercial Banks (continued)

St. Galler Kantonalbank	210	$114,676
Standard Bank Group Limited	167,988	2,528,324
Standard Chartered plc	120,531	3,227,891
State Bank of India Limited†	24,458	1,247,714
State Bank of India Limited GDR††	4,768	500,163
Sterling Bancshares Incorporated	182,705	1,551,165
Sumitomo Mitsui Financial Group Incorporated	181,284	5,226,566
Sumitomo Mitsui Financial Group Incorporated ADR«	494	2,841
Suruga Bank Limited	33,000	272,470
Susquehanna Bancshares Incorporated«	220,215	1,920,275
SVB Financial Group†«	63,066	3,744,859
Svenska Handelsbanken	30,083	1,011,468
Swedbank AB	59,000	1,096,549
Sydbank AG†	3,160	79,913
Syndicate Bank†	18,615	48,351
Synovus Financial Corporation«	1,248,117	2,970,518
Ta Chong Bank Limited†	315,200	118,790
Taishin Financial Holdings Company Limited†	795,563	477,499
Taiwan Business Bank†	276,640	111,015
Taiwan Cooperative Bank†	535,675	448,623
TCF Financial Corporation«	73,498	1,106,145
The Aichi Bank Limited	1,100	56,343
The Akita Bank Limited	19,000	52,448
The Aomori Bank Limited†	14,000	40,878
The Awa Bank Limited†	25,000	146,914
The Bank of Iwate Limited	1,800	67,354
The Bank of Nagoya Limited	19,000	54,779
The Bank of Okinawa Limited	2,000	80,604
The Bank of Saga Limited†	25,000	56,128
The Chiba Kogyo Bank Limited†	4,700	23,584
The Chugoku Bank Limited	27,000	316,010
The Daisan Bank Limited†	8,000	18,354
The Daishi Bank Limited	39,000	111,962
The Ehime Bank Limited†	27,000	70,887
The Eighteenth Bank Limited	25,000	62,876
The Fukui Bank Limited	32,000	89,118
The Hachijuni Bank Limited	61,000	339,014
The Higo Bank Limited	31,000	169,243
The Hiroshima Bank Limited	78,000	332,057
The Hokkoku Bank Limited†	35,000	116,795
The Hokuetsu Bank Limited	21,000	42,510
The Hyakugo Bank Limited	24,000	91,277
The Hyakujushi Bank Limited†	29,000	97,841
The Iyo Bank Limited	42,000	375,635
The Juroku Bank Limited	35,000	100,049
The Kagoshima Bank Limited	22,000	138,462
The Kanto Tsukuba Bank Limited	2,400	6,743
The Keiyo Bank Limited	28,000	134,315
The Michinoku Bank Limited†	5,000	8,527
The Mie Bank Limited	4,000	9,422
The Minato Bank Limited	7,000	12,195
The Musashino Bank Limited	3,200	98,658
The Nanto Bank Limited	28,000	115,421
The Ogaki Kyoritsu Bank Limited	33,000	96,356
The Oita Bank Limited†	23,000	63,207
The San-in Godo Bank Limited	16,000	104,429
The Shikoku Bank Limited	28,000	81,757
The Tochigi Bank Limited	9,000	31,469
The Toho Bank Limited	21,000	45,602
Tisco Financial Group PCL	6,200	7,724
TMB Bank PCL	2,682,765	185,934
Tokyo Tomin Bank Limited	5,300	65,348
Tomony Holdings Incorporated	14,900	47,528

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Commercial Banks (continued)

Toronto-Dominion Bank	54,731	$4,717,537
Trustmark Corporation«	95,589	2,278,842
Turk Ekonomi Bankasi AS†	13,375	18,353
Turkiye Garanti Bankasi AS	346,312	1,544,999
Turkiye Halk Bankasi AS	47,994	350,343
Turkiye Is Bankasi	187,410	585,968
Turkiye Vakiflar Bankasi Tao	111,274	257,974
Umpqua Holdings Corporation«	188,461	2,257,763
UniCredito Italiano SpA	1,176,933	2,674,390
Union Bank of India†	27,062	191,317
Unione di Banche ScpA	49,337	387,310
United Bankshares Incorporated«	73,693	1,787,055
United Mizrahi Bank Limited	8,324	88,836
United Overseas Bank Limited	159,274	2,510,469
US Bancorp	214,663	5,495,373
Valiant Holding AG†	835	119,440
Valley National Bancorp«	99,842	1,356,858
Webster Financial Corporation	121,941	2,543,689
Wells Fargo & Company(l)	559,420	15,870,745
Westamerica Bancorporation«	42,681	2,146,854
Westpac Banking Corporation	390,529	9,227,928
Whitney Holding Corporation	164,911	2,214,755
Wing Hang Bank Limited	27,500	300,022
Woori Finance Holdings Company Limited†	48,640	624,254
Yachiyo Bank Limited	1,200	30,136
Yamagata Bank Limited	16,000	70,077
Yamaguchi Financial Group	35,000	312,170
Yamanashi Chou Bank Limited	18,000	73,758
Yapi Ve Kredi Bankasi AS†	113,689	287,793
Yes Bank Limited†	40,135	268,012

		397,912,850

Consumer Finance: 0.52%

Acom Company Limited	9,370	149,212
Aeon Credit Service Company Limited	8,400	106,559
Aiful Corporation	2,600	3,222
Allied Group Limited†	6,000	20,598
Capital One Financial Corporation	51,400	2,793,076
Credit Saison Company Limited	21,626	326,075
Discover Financial Services	303,426	7,233,676
Hitachi Capital Corporation	4,600	60,442
Hong Leong Singapore Finance Limited	18,000	41,740
International Personal Finance plc	10,364	63,183
Jaccs Company Limited	5,000	12,759
MasterCard Incorporated Class A	20,090	5,766,835
Orient Corporation†	14,000	16,317
ORIX Corporation	13,940	1,327,130
Promise Company Limited	12,150	86,754
Provident Financial plc	6,375	102,457
Samsung Card Company Limited†	7,397	370,141
Shriram Transport Finance Company Limited†	15,921	248,526
SKS Microfinance Limited†	6,165	49,154
SLM Corporation	271,000	4,617,840
Thanachart Capital PCL	15,516	15,618
Visa Incorporated	92,411	7,490,836

		30,902,150

Diversified Financial Services: 1.53%

Ackermans & Van Haaren NV†	2,400	230,751
African Bank Investments Limited	80,902	422,902

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Diversified Financial Services (continued)

AMMB Holdings Berhad†	213,600	$459,057
ASX Limited	21,957	758,198
Ayala Corporation Class A	27,393	244,422
Bajaj Auto Limited†	9,936	168,986
Bank of America Corporation	1,132,266	13,304,126
Banque Nationale de Belgique	10	49,678
BMF Bovespa SA	283,694	2,035,440
Bolsas y Marcados Espanoles	2,908	90,268
BS Financial Group Incorporated†	30,381	439,182
Bund Center Investment Limited†	85,000	13,439
Bursa Malaysia Berhad	39,400	99,989
Century Leasing System Incorporated	6,100	103,425
Challenger Financial Services Group Limited	75,312	385,185
China Everbright Limited	144,000	299,207
CME Group Incorporated	12,391	3,540,852
Corporation Financiera Alba†	549	32,393
Criteria CaixaCorp SA	38,823	282,535
D.Carnegie & Company AB†(a)	1,000	0
Deutsche Boerse AG	12,250	965,715
Dundee Capital Markets Incorporated†	2,023	2,944
ECM Libra Berhad†(a)	46,763	0
Exor SpA	2,774	93,494
Fimalac	158	6,319
First Pacific Company Limited	218,800	189,335
FirstRand Limited	335,907	1,011,122
Fubon Financial Holding Company Limited	1,035,306	1,511,936
Fuyo General Lease Company Limited	1,800	56,754
GIMV NV	386	25,525
Groupe Bruxelles Lambert SA	5,068	459,263
Guoco Group Limited	9,000	112,712
Haci Omer Sabanci Holding AS	128,936	568,758
Hellenic Exchanges SA Holding	2,480	19,629
Hong Kong Exchanges & Clearing Limited	133,683	2,996,001
IBJ Leasing Company Limited	2,700	63,500
IG Group Holdings plc†	16,704	123,377
Indiabulls Financial Services Limited†	23,070	79,128
Industrivarden AB Class A	18,200	340,912
Industrivarden AB Class C†	5,600	98,907
Infrastructure Development Finance Company Limited†	185,282	584,906
ING Groep NV†	248,734	2,999,288
InterContinental Exchange Incorporated†	44,457	5,363,737
Investment Technology Group Incorporated†	70,100	1,061,314
Investor AB A Shares	7,600	175,609
Investor AB B Shares	28,161	674,884
Japan Securities Finance Company Limited	9,000	52,116
Jefferies Group Incorporated	69,300	1,534,302
JPMorgan Chase & Company	438,877	18,977,041
Jupiter Fund Management plc	46,400	219,290
K-Green Trust	25,027	21,915
Kinnevik Investment AB	13,274	324,782
Kotak Mahindra Bank Limited	51,506	504,769
Lender Processing Services Incorporated	49,900	1,326,342
London Stock Exchange Group plc	8,884	143,292
Lundbergforetagen AB†	1,700	65,725
Mahindra & Mahindra Financial Services Limited†	5,426	77,201
Marfin Investment Group SA	31,243	25,179
Mitsubishi UFJ Securities Company Limited	6,710	254,784
Moody’s Corporation«	113,800	4,541,758
MSCI Incorporated†	71,149	2,687,298
Mulpha International Berhad†	222,700	38,097
Multi-Purpose Holdings Berhad†	85,370	90,460
NASDAQ Stock Market Incorporated†	75,100	1,916,552
Nationale A Portefeuille†(a)	1,747	123,216

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Diversified Financial Services (continued)

NYSE Euronext (Paris) Incorporated	144,645	$5,266,524
OKO Bank	13,266	183,561
Onex Corporation	5,800	217,968
Osaka Securities Exchange Company	48	204,049
Pargesa Holding SA	2,020	191,366
Paychex Incorporated	36,800	1,188,640
PHH Corporation†«	92,292	1,935,363
Power Finance Corporation Limited†	49,319	221,440
Reliance Capital Limited†	11,605	129,163
Remgro Limited	72,596	1,202,409
RHJ International†	1,117	8,841
Ricoh Leasing Company Limited	600	12,808
RMB Holdings Limited†	93,163	385,765
Rural Electrification Corporation Limited	43,913	207,501
Sberbank-Unspon GDR	4,996	1,811,815
Singapore Exchange Limited	134,000	817,027
SNS Reaal†	4,259	22,433
Sofina SA	862	89,192
TMX Group Incorporated	4,567	208,917
Washington H Soul Pattinson & Company Limited†	17,757	246,480
Western Union Company	74,600	1,533,776

		91,554,261

Insurance: 3.43%

Ace Limited	38,036	2,617,638
Admiral Group plc	13,631	386,348
Aegon NV	118,978	832,477
AFLAC Incorporated	52,500	2,508,975
AIA Group Limited†	777,600	2,744,524
Aksigorta AS	15,670	16,593
Alleghany Corporation†	4,280	1,425,968
Allianz AG	28,821	3,989,189
Allianz AG ADR	5	70
Allied World Assurance Company	20,578	1,247,438
Allstate Corporation	54,627	1,714,195
American Financial Group Incorporated	44,548	1,584,127
American International Group Incorporated†	81,100	2,311,350
Amlin plc	45,246	316,326
AMP Limited	376,507	2,094,500
AON Corporation	33,000	1,720,950
Arch Capital Group Limited†	79,866	2,693,880
Argo Group International Holdings Limited	50,782	1,500,608
Arthur J. Gallagher & Company	58,693	1,685,076
Aspen Insurance Holdings Limited	38,224	1,026,697
Assicurazioni Generali SpA	83,603	1,829,961
Assurant Incorporated	58,499	2,163,878
Assured Guaranty Limited	90,684	1,543,442
Aviva plc	183,357	1,317,787
AXA SA	119,221	2,546,112
Axis Capital Holdings Limited	67,822	2,234,057
Bajaj Finserv	17,911	206,129
Baloise Holding AG	2,883	303,883
Beazley plc	26,836	56,285
Brown & Brown Incorporated	63,255	1,669,299
Cathay Financial Holding Company Limited	1,323,100	2,153,841
Catlin Group Limited	16,460	113,072
China Insurance International Holdings Company Limited†	124,000	300,699
China Life Insurance Company	1,067,000	3,759,095
China Life Insurance Company (Taiwan)†	300,016	344,437
China Pacific Insurance Group Company Limited	143,600	601,922
Chubb Corporation	34,236	2,245,539
Cincinnati Financial Corporation«	86,334	2,626,280

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Insurance (continued)

Clal Insurance Enterprise Holdings Limited	832	$19,638
CNO Financial Group Incorporated†	386,000	2,987,640
CNP Assurances	7,344	149,284
Dai-Ichi Mutual Life Insurance Company	1,334	2,009,756
Delphi Financial Group Class A	82,128	2,395,674
Delta Lloyd NV	3,621	83,324
Discovery Holdings Limited	24,658	142,546
Dongbu Insurance Company Limited†	6,370	302,813
Endurance Specialty Holdings Limited«	24,578	998,113
Euler Hermes SA	728	65,584
Everest Reinsurance Group Limited	28,243	2,512,780
Fairfax Financial Holdings Limited	1,200	462,610
Fidelity National Title Group Incorporated	125,214	2,000,920
First American Financial Corporation	166,749	2,681,324
Fondiaria Sai SpA†	1,751	14,124
Fondiaria Sai SpA RSP†	1,309	6,070
Fortis	180,320	497,977
Genworth Financial Incorporated†	270,934	3,010,077
Great Eastern Holdings Limited	6,000	72,486
Great-West Lifeco Incorporated	20,500	556,273
Grupo Catalana Occidente SA†	2,305	56,159
Hannover Rueckversicherung AG	5,268	279,859
Harel Insurance Investments & Finances Limited	438	24,373
Hartford Financial Services Group Incorporated	49,882	1,329,355
HCC Insurance Holdings Incorporated	64,108	2,121,334
Helvetia Holding AG	249	109,479
Hiscox Limited	21,431	148,807
Horace Mann Educators Corporation	65,136	1,063,020
Hyundai Marine & Fire Insurance Company Limited†	8,230	205,912
Industrial Alliance Insurance & Financial Services Incorporated	5,239	226,572
Insurance Australia Group Limited	290,284	1,100,325
Intact Financial Corporation	6,515	334,677
Irish Life & Permament Group Holdings plc†	13,014	1,966
Jardine Lloyd Thompson Group plc	7,925	90,865
Korea Life Insurance Company Limited	26,440	178,611
Korea Reinsurance Company†	10,787	125,947
Lancashire Holdings plc	18,971	201,755
Legal & General Group plc	410,701	791,131
Liberty Holdings Limited†	34,192	366,503
LIG Insurance Company Limited†	8,650	185,160
Lincoln National Corporation	175,860	5,161,491
Loews Corporation	38,454	1,615,837
LPI Capital Berhad	40,900	185,310
Manulife Financial Corporation	109,900	1,958,996
Mapfre SA	38,330	147,169
Markel Corporation†«	5,899	2,440,239
Marsh & McLennan Companies Incorporated	60,709	1,861,945
Mediolanum SpA	9,857	51,691
Menorah Mivtachim Holdings Limited†	1,664	19,178
Mercury General Corporation	14,522	605,132
MetLife Incorporated	90,826	4,005,427
Migdal Insurance & Financial Holding Limited†	10,202	18,940
Milano Assicurazioni SpA	8,878	11,703
Millea Holdings Incorporated	103,200	2,822,142
Mitsui Sumitomo Insurance Group Holdings Incorporated	72,000	1,673,905
Montpelier Re Holdings Limited«	114,524	2,154,196
Muenchener Rueckversicherungs-Gesellschaft AG	10,925	1,675,982
NIB Holdings Limited	42,251	67,219
NKSJ Holdings Incorporated	210,000	1,319,102
Old Mutual plc - South Africa Exchange	406	881
Old Mutual plc - nited Kingdom Exchange	328,744	709,508
Old Republic International Corporation«	138,085	1,716,397
PartnerRe Limited	38,557	2,885,606

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Insurance (continued)

PICC Property & Casualty Company Limited†	336,000	$484,731
Ping An Insurance Group Company of China Limited	235,500	2,529,914
Platinum Underwriters Holdings Limited	65,902	2,249,894
Power Corporation of Canada	18,700	537,346
Power Financial Corporation	17,200	548,035
Powszechny Zaklad Ubezpieczen SA	7,506	1,064,235
Principal Financial Group Incorporated	167,600	5,240,852
Proassurance Corporation†«	45,699	3,213,097
Protective Life Corporation	146,300	3,531,682
Prudential Financial Incorporated	53,462	3,409,806
Prudential plc	166,867	2,024,409
QBE Insurance Group Limited	138,235	2,609,575
Reinsurance Group of America Incorporated	40,539	2,575,443
Renaissancere Holdings Limited	31,662	2,278,398
Resolution Limited	118,927	609,598
RLI Corporation«	25,262	1,522,036
Royal & Sun Alliance Insurance Group plc	219,699	496,931
Sampo Oyj	30,368	994,234
Samsung Fire & Marine Insurance Company Limited†	5,370	1,027,573
Samsung Life Insurance Company	12,323	1,025,442
Sanlam Limited	246,564	1,007,204
Santam Limited†	1	19
SCOR Regroupe	14,377	399,109
Selective Insurance Group Incorporated	88,052	1,459,022
Shin Kong Financial Holding Company Limited†	1,198,264	531,038
Societa Cattolica di Assicurazione Societa Cooperativa†	2,034	48,912
Sony Financial Holdings Incorporated	22,000	399,460
St. James’s Place plc	7,941	44,845
Stancorp Financial Group Incorporated«	79,351	3,426,376
Standard Life plc	173,187	597,989
Storebrand ASA	16,400	149,848
Sun Life Financial Incorporated	35,500	1,115,730
Suncorp-Metway Limited	166,038	1,482,120
Swiss Life Holding	1,964	327,679
Swiss Re Limited	21,083	1,254,499
T&D Holdings Incorporated	43,200	1,036,143
Taiwan Life Insurance Company Limited†	13,847	13,771
The Travelers Companies Incorporated	47,590	2,954,387
Tong Yang Life Insurance Company	13,010	145,272
Topdanmark AS†	650	121,087
Torchmark Corporation	45,136	2,992,517
Tower Group Incorporated«	62,500	1,518,750
Transatlantic Holding Incorporated	34,759	1,617,684
TrygVesta AS	1,268	76,861
Unipol SpA	36,511	24,333
Unitrin Incorporated	77,471	2,310,960
UNUM Group	176,953	4,655,633
Validus Holdings Limited	34,847	1,123,119
W.R. Berkley Corporation	69,712	2,308,164
White Mountain Insurance Group Limited«	4,340	1,777,230
Wiener Staedtische Allgemeine Versicherung AG	1,746	99,426
Willis Group Holdings	93,352	3,874,108
Xl Group plc	177,878	4,208,593
Yapi Kredi Sigorta AS	2,204	22,717
Zurich Financial Services AG	8,294	2,218,151
Zurich Financial Services AG ADR«	11,963	320,130

		205,087,583

Real Estate Management & Development: 0.93%

Aeon Mall Company Limited	10,400	246,507
Africa Israel Investments Limited	601	4,347
Agile Property Holdings Limited	186,000	319,991

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Real Estate Management & Development (continued)

Allgreen Properties Limited†	65,000	$84,323
Ascendas India Trust	17,000	13,508
Atrium European Real Estate Limited†	10,857	74,122
Atrium Ljungberg AB	1,011	13,679
Australand Property Group	22,783	70,547
Ayala Land Incorporated	745,100	261,801
Beni Stabili SpA	6,222	6,447
Brookfield Asset Management Incorporated	37,750	1,237,488
Brookfield Properties Corporation«	144,514	2,842,590
Bukit Sembawang Estates Limited†	17,000	60,234
C C Land Holdings Limited	150,000	57,475
CA Immobilien Anlagen AG†	3,951	76,191
Capital & Counties Properties plc	26,296	77,819
CapitaLand Limited	318,500	797,961
CapitaMalls Asia Limited	136,000	176,430
Castellum AB	10,574	165,683
Cathay Real Estate Development Company Limited†	260,000	137,000
Cent Pattana Public Company†	53,000	51,601
Cheung Kong Holdings Limited	190,000	2,973,121
China Overseas Land & Investment Limited	508,480	1,063,072
China Resources Land Limited	284,000	510,498
China Vanke Company Limited Class B	80	110
Chinese Estates Holdings Limited	43,696	77,421
City Developments Limited	60,000	551,668
Citycon Oyj	8,904	43,054
Conwert Immobilien Invest SE†	3,761	62,622
Country Garden Holdings Company Limited	671,973	297,220
Daibiru Corporation	5,400	39,352
Daikyo Incorporated	29,000	49,098
Daito Trust Construction Company Limited	10,200	840,927
Daiwa House Industry Company Limited	74,000	900,601
DB Realty Limited†	11,179	19,097
Deutsche Euroshop AG	2,135	88,702
DLF Limited	45,410	240,886
Echo Investment†	26,597	51,767
Elbit Imaging Limited†	816	5,475
Evergrande Real Estate Group Limited	607,000	427,698
Fabege AB	7,000	76,846
Far East Consortium	126,751	29,824
Farglory Land Development Company Limited†	49,000	117,982
First Capital Realty Incorporated	3,689	63,968
FirstService Corporation†	638	23,515
FKP Property Group	91,602	70,911
Forest City Enterprises Incorporated†«	206,481	3,958,241
Forestar Real Estate Group Incorporated†	52,900	964,367
Franshion Properties China Limited	350,000	106,206
Future Mall Management Limited†	504	563
Gagfah SA	956	7,442
Gazit Globe Limited	4,376	58,393
Global Logistic Properties Limited†	224,000	363,238
Globe Trade Centre SA†	23,012	167,667
Glorious Property Holdings Limited	691,000	200,796
Goldcrest Company Limited	1,440	31,552
Golden Land Property PCL†	273,900	29,108
Grainger plc	7,618	15,702
Great Eagle Holdings Limited	30,032	105,225
Greentown China Holdings Limited	56,000	58,323
Guocoland Limited	42,554	73,836
Hang Lung Group Limited	107,000	693,398
Hang Lung Properties Limited	248,000	1,033,154
Heiwa Real Estate Company Limited	6,500	13,636
Heliopolis Housing†	1,417	4,703
Henderson Land Development Company Limited	125,963	855,156

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Real Estate Management & Development (continued)

Highwealth Construction Corporation†	111,000	$253,708
HKC Holdings Limited	197,170	9,507
HKR International Limited	33,600	20,824
Hong Kong Land Holdings Limited	154,000	1,141,140
Hopewell Holdings	85,000	266,125
Hopson Development Holdings Limited	56,000	51,915
Housing Development & Infrastructure Limited†	33,352	124,501
Howard Hughes Corporation†	55,900	4,275,232
Huaku Development Company Limited†	59,338	190,291
Huang Hsiang Construction Company†	20,000	57,229
Hufvudstaden AB	5,000	63,275
Hulic Company Limited	17,300	144,963
Hysan Development Company Limited	78,542	387,289
IGB Corporation Berhad	89,284	63,467
IJM Land Berhad†	40,400	38,917
Immoeast AG(a)	15,082	0
Immofinanz AG	87,053	384,227
Immofinanz AG Entitlement Shares(a)	19,870	0
Indiabulls Real Estate Limited†	43,692	113,825
Interchina Holdings Company	960,000	171,575
IVG Immobilien AG	2,767	21,869
Jones Lang Lasalle Incorporated	25,555	2,482,668
K Wah International Holdings Limited	148,982	58,809
Kenedix Incorporated	127	22,140
Keppel Land Limited	84,729	280,976
Kerry Properties Limited	86,553	441,816
KLCC Property Holdings Berhad	29,000	30,922
Kowloon Development Company Limited	45,000	63,068
Kungsleden	18,987	192,287
KWG Property Holding Limited	103,000	73,634
Land and Houses PCL	380,700	79,155
Lend Lease Corporation Limited	62,457	596,862
Leopalace21 Corporation	12,200	14,219
Lippo Karawaci TBK PT	2,548,500	203,032
Longfor Properties Company Limited	126,500	200,387
Medinet Nasr Housing†	2,809	10,660
Megaworld Corporation	2,758,000	134,521
MI Developments Incorporated	8,300	255,121
Midland Holdings Limited	56,000	39,170
Mitsubishi Estate Company Limited	181,189	3,216,544
Mitsui Fudosan Company Limited	115,000	1,924,426
New World China Land Limited	168,000	61,995
New World Development Limited	312,265	532,397
Nomura Real Estate Holding Incorporated	11,100	170,633
NTT Urban Development Corporation	106	90,512
Palm Hills Developments SAE†	46,809	17,252
Peet Limited†	20,868	39,884
Poly Hong Kong Investments Limited	252,000	177,886
Prelios SpA†	11,055	8,289
PSP Swiss Property AG	1,875	177,959
Radium Life Tech Company Limiited†	67,000	84,636
Renhe Commercial Holdings Company Limited	1,212,000	216,614
Robinsons Land Company†	372,100	107,518
Ruentex Development Company Limited†	57,000	78,070
Savills plc	2,690	18,147
Shimao Property Holding Limited	207,000	275,739
Shoei Company Limited	1,300	12,073
Shui On Land Limited	281,508	124,514
Singapore Land Limited†	14,000	81,161
Sino Land Company	258,681	455,008
Sino-Ocean Land Holdings Limited	364,099	192,879
SM Prime Holdings Incorporated	780,163	215,690
SOHO China Limited	249,000	214,508

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Real Estate Management & Development (continued)

SP Setia Berhad	88,275	$119,049
Sumitomo Real Estate Sales Company Limited	360	15,745
Sumitomo Realty & Development Company Limited	62,000	1,313,630
Sun Hung Kai Properties Limited	180,895	2,816,690
Sun Hung Kai Properties Limited ADR«	3,148	48,700
Suruga Corporation†(a)	600	0
Swire Pacific Limited A Shares	96,500	1,487,698
Swire Pacific Limited B Shares	152,500	443,146
Swiss Prime Site AG	2,858	244,617
TA Global Berhad	34,080	4,132
Talaat Moustafa Group†	105,976	83,468
The Sankei Building Company Limited	1,600	8,716
Tian An China Investment	81,399	54,110
TOC Company Limited	4,500	20,537
Tokyo Tatemono Company Limited	70,000	251,626
Tokyu Land Corporation	60,000	273,095
Tokyu Livable Incorporated	600	5,366
UEM Land Holdings Berhad†	64,875	60,123
Unitech Limited†	203,870	160,444
United Energy Group Limited†	1,044,000	185,246
United Industrial Corporation Limited†	40,000	92,756
UOL Group Limited	72,000	288,385
Wharf Holdings Limited	206,500	1,520,071
Wheelock & Company	105,000	438,774
Wheelock Properties (Singapore) Limited†	39,000	57,551
Wing Tai Holdings Limited	51,000	64,921
Yanlord Land Group Limited	61,000	66,275

		55,720,416

REIT: 4.14%

Abacus Property Group	30,689	70,779
Advance Residence Investment Corporation	128	263,192
Alexandria Real Estate Equities Incorporated	36,559	3,017,580
AMB Property Corporation«	93,988	3,476,616
American Campus Communities Incorporated	112,059	3,960,165
American Capital Agency Corporation«	203,300	6,174,221
AMP NZ Office Trust	80,730	55,256
Annaly Capital Management Incorporated	442,353	8,019,860
Ardent Leisure Group	8,536	12,487
Ascendas REIT	222,000	370,795
AvalonBay Communities Incorporated	51,500	6,853,105
Babcock & Brown Japan Property Trust	1,780	5,892
Befimmo S.C.A. Sicafi†	838	75,723
BioMed Realty Trust Incorporated	222,186	4,552,591
Blife Investment Corporation	11	78,543
Boardwalk REIT	955	47,452
Boston Properties Incorporated	25,489	2,761,733
Brandywine Realty Trust	224,320	2,862,323
BRE Properties Incorporated	109,255	5,574,190
British Land Company plc	55,347	543,999
Bunnings Warehouse Property Trust†	36,586	69,145
Calloway REIT	1,567	41,518
Canadian Apartment Properties	740	14,581
Canadian REIT	1,306	45,643
CapitaCommerical Trust	248,464	296,138
CapitaMall Trust	271,636	440,485
Cathay No.1 REIT†	400,000	170,290
CBL & Associates Properties Incorporated«	235,668	4,534,252
CDL Hospitality Trusts	52,000	87,696
CFS Retail Property Trust	215,696	431,830
Champion REIT	178,653	101,991
Charter Hall Group†	33,586	82,481

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

REIT (continued)

Chimera Investment Corporation	562,373	$2,198,878
Cofinimmo SA	547	77,381
Colonial Properties Trust«	130,616	2,755,998
Commonwealth Property Office Fund	301,285	294,353
Commonwealth REIT	123,212	3,215,833
Corio NV	4,116	282,128
Corporate Office Properties Trust«	101,844	3,607,314
Cousins Properties Incorporated	7	61
Cromwell Group	207,297	159,366
DA Office Investment Corporation	24	84,947
DB RREEF Trust	609,837	576,271
DCT Industrial Trust Incorporated«	404,220	2,287,885
Derwent Valley Holdings plc	6,197	186,653
Developers Diversified Realty Corporation	331,389	4,801,827
DiamondRock Hospitality«	283,033	3,254,880
Digital Reality Trust Incorporated«	53,622	3,344,404
Douglas Emmett Incorporated	209,640	4,412,922
Duke Realty Corporation	138,700	2,086,048
DuPont Fabros Technology Incorporated«	99,100	2,590,474
EastGroup Properties Incorporated	39,675	1,861,154
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	155,837	286,101
Entertainment Properties Trust«	68,500	3,327,730
Equity Lifestyle Properties Incorporated	47,325	2,780,344
Equity Residential«	52,300	3,233,709
Essex Property Trust Incorporated«	19,109	2,629,589
Eurocommercial Properties NV	1,671	87,773
Extra Space Storage Incorporated	144,800	3,150,848
Federal Realty Investment Trust	36,701	3,215,008
Fonciere des Regions	1,621	171,063
Franklin Street Properties Corporation«	120,148	1,644,826
Frontier Real Estate Investment Corporation	32	296,405
Fukuoka REIT Corporation	7	50,497
Gecina SA	1,286	187,752
Global One Real Estate Investment Corporation	14	128,990
Goodman Property Trust†	87,702	68,707
GPT Group	234,724	781,955
Great Portland Estates plc	14,876	108,064
H&R REIT	3,671	82,601
Hammerson plc	43,498	343,102
Hankyu REIT Incorporated†	3	15,753
Hatteras Financial Corporation	123,387	3,604,134
HCP Incorporated	40,204	1,525,340
Health Care REIT Incorporated	96,002	5,106,346
Healthcare Realty Trust Incorporated«	107,182	2,360,148
Highwoods Properties Incorporated«	122,387	4,415,723
Home Properties Incorporated«	57,205	3,540,990
Hospitality Properties Trust	209,421	5,168,510
ICADE	1,312	166,870
ING Office Fund	311,606	211,275
ING Property Trust	28,932	20,041
Inmuebles Carso SAB de CV†	62,977	65,658
Japan Excellent Incorporated	13	72,488
Japan Logistics Fund Incorporated	17	153,086
Japan Prime Realty Investment Corporation	103	297,842
Japan Real Estate Investment Corporation	64	623,433
Japan Retail Fund Investment Corporation	248	400,098
K-REIT Asia	131,000	137,017
Kenedix Realty Investment	20	81,953
Kilroy Realty Corporation«	84,995	3,524,743
Kimco Realty Corporation«	221,080	4,313,271
Kiwi Income Property Trust	86,871	74,504
Klepierre	4,808	205,292
Land Securities Group plc	43,757	598,876

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

REIT (continued)

Lexington Corporate Properties Trust«	199,658	$1,884,772
Liberty International plc	53,384	358,819
Liberty Property Trust«	63,432	2,287,358
Macerich Company«	77,928	4,236,945
Mack-Cali Realty Corporation	46,508	1,644,523
Macquaire Office Trust	53,463	206,077
Macquarie Countrywide Trust	30,315	108,112
Macquarie Goodman Group	886,259	695,533
Macquarie MEAG Prime REIT	132,000	67,961
Mapletree Logistics Trust	134,680	99,917
Mercialys SA	3,326	143,737
MFA Mortgage Investments Incorporated	586,343	4,831,466
MID REIT Incorporated	5	14,943
Mid-America Apartment Communities Incorporated«	51,850	3,554,318
Mirvac Group	404,751	551,020
Mori Hills REIT Corporation	52	179,458
Mori Trust Sogo REIT Incorporated	22	224,022
National Retail Properties Incorporated«	142,454	3,672,464
Nationwide Health Properties Incorporated	69,061	3,024,872
Nippon Accommodations Fund Incorporated	25	180,959
Nippon Building Fund Incorporated	84	856,386
Nomura Real Estate Office Fund	34	236,511
Omega Healthcare Investors Incorporated	165,574	3,525,070
ORIX JREIT Incorporated	23	124,157
Parkway Life REIT	33,000	48,964
Piedmont Office Realty Trust Incorporated«	94,300	1,938,808
Plum Creek Timber Company«	90,800	3,679,216
Post Properties Incorporated	82,846	3,487,817
Premier Investment Company†	14	66,642
ProLogis	317,458	5,257,104
Public Storage Incorporated Class D	25,897	3,064,651
Realty Income Corporation«	65,251	2,292,920
Redwood Trust Incorporated	119,371	1,856,219
Regency Centers Corporation	44,283	2,050,746
RioCan REIT	11,888	312,154
Segro plc	39,604	211,537
Senior Housing Properties Trust	240,789	5,815,054
Shaftesbury plc	11,203	99,240
Silic Ste Immobiliere de Location Pour L’industrie et le Commerce†	577	83,866
Simon Property Group Incorporated	54,686	6,456,229
Stockland Australia	301,456	1,136,235
Sunstone Hotel Investors Incorporated†«	198,746	2,021,247
Suntec REIT	221,000	270,572
Taubman Centers Incorporated	81,973	4,965,105
The Link REIT	282,627	961,187
Tokyu REIT Incorporated	17	113,458
Top REIT Incorporated	21	124,439
Unibail-Rodamco SA	5,641	1,272,084
United Urban Investment Corporation	354	402,598
Vastned Retail NV	983	74,919
Vornado Realty Trust	33,600	3,305,568
Washington REIT«	109,575	3,783,625
Weingarten Realty Investors«	65,714	1,749,307
Wereldhave NV	1,053	104,167
Westfield Group	301,532	2,926,623
Westfield Retail Trust†	424,205	1,204,833
Weyerhaeuser Company	57,700	1,242,858

		247,519,176

Thrifts & Mortgage Finance: 0.48%

Astoria Financial Corporation	149,808	2,175,212
Capitol Federal Financial Incorporated	97,815	1,168,889

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Thrifts & Mortgage Finance (continued)

First Niagara Financial Group Incorporated	522,945	$7,425,819
Genworth MI Canada Incorporated	2,068	56,201
Home Capital Group Incorporated	1,479	86,082
Housing Development Finance Corporation	219,868	3,338,899
Hudson City Bancorp Incorporated«	267,661	2,443,745
LIC Housing Finance Limited	56,590	289,954
New York Community Bancorp Incorporated«	242,938	3,935,596
Paragon Group of Companies plc†	16,492	54,856
People’s United Financial Incorporated«	195,241	2,606,467
Provident Financial Services Incorporated	94,494	1,350,319
TFS Financial Corporation	50,338	515,965
Washington Federal Incorporated«	191,909	3,049,434

		28,497,438

Health Care: 8.38%

Biotechnology: 0.85%

Acorda Therapeutics Incorporated†«	57,042	1,873,830
Actelion Limited	6,746	366,684
Alexion Pharmaceuticals Incorporated†	108,708	5,154,933
Amylin Pharmaceuticals Incorporated†	82,124	1,140,702
Basilea Pharmaceuticals Limited†	184	15,252
BB Biotech AG	929	73,087
Biocon Limited†	8,634	67,786
Biogen IDEC Incorporated†	42,307	4,007,742
Biota Holdings Limited†	16,423	20,867
Celgene Corporation†	86,862	5,290,764
Cepheid Incorporated†«	88,954	2,857,202
CK Life Sciences International Holdings Incorporated	702,000	43,777
CSL Limited	71,007	2,570,220
Dendreon Corporation†«	86,652	3,673,178
Genmab AS†	1,600	14,733
Grifols SA	6,518	133,056
Human Genome Sciences Incorporated†«	113,115	3,095,958
Intercell AG†	1,885	14,844
InterMune Incorporated†	67,300	2,503,560
Mesoblast Limited†	31,890	274,788
Nicox SA†	1,380	3,773
PDL BioPharma Incorporated«	234,968	1,560,188
Regeneron Pharmaceutical Incorporated†«	105,513	6,332,890
Sino Biopharmaceutical Limited	368,000	133,907
Takara Bio Incorporated†	800	4,741
Talecris Biotherapeutics Holdings Corporation†	32,300	930,240
United Therapeutics Corporation†«	29,705	1,918,052
Vertex Pharmaceuticals Incorporated†	122,138	6,594,231
Zeltia SA	7,262	27,276

		50,698,261

Health Care Equipment & Supplies: 1.85%

Alere Incorporated†	50,964	2,038,560
Ansell Limited	17,064	256,174
Baxter International Incorporated	64,700	3,850,944
Beckman Coulter Incorporated	41,727	3,467,096
Becton Dickinson & Company	39,382	3,447,894
bioMerieux SA	674	$79,187
Biosensors International Group Limited†	199,000	206,527
Boston Scientific Corporation†	167,000	1,199,060
CareFusion Corporation†	121,358	3,516,955
Cochlear Limited	7,340	625,180
Coloplast AS Class B	1,415	208,420

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Health Care Equipment & Supplies (continued)

Cooper Companies Incorporated	68,608	$5,139,425
CR Bard Incorporated	56,594	6,326,077
DiaSorin SpA	1,623	78,315
Edwards Lifesciences Corporation†	67,991	6,032,841
Elekta AB Class B	5,218	226,934
Essilor International SA Cie Generale d’Optique	13,372	1,082,840
Fisher & Paykel Healthcare Corporation	50,883	120,847
Fresenius SE	6,328	664,510
Fukuda Denshi Company Limited	1,200	36,820
Gen-Probe Incorporated†	73,097	5,978,604
Getinge AB	10,844	302,577
GN Store Nord	10,963	109,098
Golden Meditech Company Limited	40,000	6,943
Haemonetics Corporation†	37,246	2,518,947
Hill-Rom Holdings Incorporated	105,467	4,813,514
Hogy Medical Company Limited	1,100	46,086
Hospira Incorporated†	100,977	5,583,018
IDEXX Laboratories Incorporated†«	34,037	2,679,393
Intuitive Surgical Incorporated†	7,142	2,492,558
JEOL Limited†	3,000	9,422
Kinetic Concepts Incorporated†«	33,913	2,012,397
Masimo Corporation«	79,280	2,435,482
Medtronic Incorporated	121,623	4,950,056
Nagaileben Company Limited†	700	18,979
Nakanishi Incorporated†	400	39,995
Nihon Kohden Corporation	4,400	102,510
Nikkiso Company Limited†	9,000	72,543
Nipro Corporation	4,600	88,546
Nobel Biocare Holding AG	6,559	142,885
Nuvasive Incorporated†«	58,773	1,985,940
Olympus Corporation	28,000	862,569
Olympus Corporation ADR	3,365	104,007
Omega Pharma SA†	289	15,012
Paramount Bed Company Limited	2,300	63,009
Phonak Holding AG	2,781	292,479
ResMed Incorporated†«	91,351	2,941,502
Sirona Dental Systems Incorporated†	81,981	4,431,893
Smith & Nephew plc	51,398	572,401
St. Jude Medical Incorporated	62,906	3,187,447
Steris Corporation	79,857	2,882,039
Straumann Holding AG	396	108,878
Stryker Corporation	55,908	3,488,659
Synthes Incorporated†	3,671	639,165
Teleflex Incorporated«	58,831	3,653,405
Terumo Corporation	24,000	1,348,546
Thoratec Corporation†	88,430	3,074,711
TOA Medical Electronics Company	10,700	379,902
Top Glove Corporation Berhad†	39,000	67,364
Varian Medical Systems Incorporated†«	71,876	4,854,505
West Pharmaceutical Services Incorporated«	49,633	2,306,942
William Demant Holding†	1,196	113,132

		110,381,666

Health Care Providers & Services: 1.93%

Acibadem Saglik Hizmetleri Ve Ticaret AS†	2,189	32,713
Aetna Incorporated	43,100	1,882,608
Alfresa Holdings Corporation	5,800	208,561
Amedisys Incorporated†	48,100	1,505,530
AMERIGROUP Corporation†«	74,500	5,282,795
AS One Corporation	600	11,925
Bangkok Chain Hospital PCL†	590,310	116,893
Bangkok Dusit Medical Services PCL	109,900	191,328

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Health Care Providers & Services (continued)

Bumrungrad Hospital PCL	28,900	$37,198
Cardinal Health Incorporated	37,800	1,716,876
Catalyst Health Solutions Incorporated†«	63,190	3,856,486
Celesio AG	3,478	83,462
Centene Corporation†	87,432	3,042,634
Chemed Corporation	33,651	2,273,798
Cigna Corporation	153,380	7,652,128
CML Healthcare Incorporated	5,496	53,721
Community Health Systems Incorporated†«	50,500	1,446,320
Coventry Health Care Incorporated†	82,009	2,885,077
Davita Incorporated†	58,392	4,907,848
Express Scripts Incorporated†	90,420	5,385,415
Fresenius Medical Care AG & Company	11,937	864,767
Galenica AG	298	202,300
Health Management Association Incorporated Class A†	425,053	4,845,604
HealthSouth Rehabilitation Corporation†	138,187	3,878,909
Henry Schein Incorporated†«	55,282	3,970,353
HMS Holdings Corporation†«	40,293	3,145,272
Humana Incorporated	93,669	7,543,165
Laboratory Corporation of America Holdings†	61,171	6,167,872
Life Healthcare Group Holdings Limited	54,548	134,561
LifePoint Hospitals Incorporated†«	90,897	3,817,674
Magellan Health Services Incorporated†«	49,257	2,607,666
McKesson Corporation	46,700	3,997,987
Medco Health Solutions Incorporated†	78,262	4,684,763
Medi-Clinic Corporation†	57,367	256,159
Mediceo Paltac Holdings Company Limited	24,800	219,978
MEDNAX Incorporated†	70,628	5,307,694
Miraca Holdings Incorporated	7,500	293,062
Network Healthcare Holdings Limited	175,722	368,971
Nichii Gakkan Company	4,000	33,714
Omnicare Incorporated«	66,105	2,078,341
OPG Groep NV†	2,987	60,718
Orpea	742	35,878
Patterson Companies Incorporated	55,900	1,933,302
Primary Health Care Limited†	48,130	180,382
Ramsay Health Care Limited	15,804	311,001
Rhoen Klinikum AG	6,385	160,618
Ryman Healthcare Limited†	26,980	60,295
Sigma Pharmaceuticals Limited	92,241	37,426
Sonic Healthcare Limited	46,103	605,486
Southern Cross Healthcare Limited†	2,071	266
Suzuken Company Limited	11,100	257,652
Tenet Healthcare Corporation†	814,834	5,198,641
Toho Pharmaceutical	6,200	59,863
United Drug plc	3,415	11,107
UnitedHealth Group Incorporated	123,500	6,045,325
WellPoint Incorporated	43,600	3,408,212

		115,358,300

Health Care Technology: 0.18%

AGFA-Gevaert NV†	9,100	44,526
AGFA-Gevaert NV VVPR Strips†	2,275	7
Allscripts Healthcare Solutions Incorporated†	113,243	2,277,317
Athenahealth Incorporated†«	52,863	2,366,677
Cerner Corporation†«	41,331	4,963,853
IBA Health Group Limited	77,813	12,878
M3 Incorporated†	12	83,327
Quality Systems Incorporated	11,991	1,032,185

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Health Care Technology (continued)

SXC Health Solutions Corporation†	3,788	$223,992
		11,004,762

Life Sciences Tools & Services: 0.55%

Bio-Rad Laboratories Incorporated†	29,067	3,616,807
BTG plc†	5,880	26,397
Cellestis Limited	7,023	25,046
Covance Incorporated†«	39,037	2,297,718
Divi’s Laboratories Limited†	7,716	132,900
Gerresheimer AG†	1,265	59,875
Illumina Incorporated†	75,157	5,417,317
Life Technologies Corporation†	112,135	5,827,656
Lonza Group AG	3,369	291,119
Mettler-Toledo International Incorporated†	19,760	3,307,231
Nordion Incorporated	2,000	22,233
Pharmaceutical Product Development Incorporated	60,349	1,741,069
QIAGEN NV†	14,303	284,463
Tecan Group AG	201	16,343
Techne Corporation	55,696	4,539,224
Waters Corporation†	54,865	5,407,494
		33,012,892

Pharmaceuticals: 3.02%

Abbott Laboratories	171,394	8,955,337
Alapis Holding Industrial & Commercial SA of Pharmaceutical Chemical Porducts	1,231	1,258
Allergan Incorporated	56,904	4,707,668
Aspen Pharmacare Holdings Limited	51,118	654,892
Astellas Pharma Incorporated	58,200	2,213,471
AstraZeneca plc	91,574	4,786,559
Auxilium Pharmaceuticals Incorporated†«	69,643	1,559,307
Bayer AG	52,210	4,278,960
BioMarin Pharmaceutical Incorporated†«	150,197	4,240,061
Bristol-Myers Squibb Company	192,877	5,547,143
Cadila Healthcare Limited†	9,434	192,722
Cardiome Pharma Corporation†	3,906	20,521
Celltrion Incorporated	11,526	390,911
China Shineway Pharmaceutical Group Limited	47,000	111,074
Chugai Pharmaceutical Company Limited	28,600	468,421
Cipla Limited India†	76,430	553,225
Daiichi Sankyo Company Limited	86,400	1,670,548
Dainippon Sumitomo Pharma Company Limited	27,900	262,194
Dong A Pharmaceutical Company Limited†	947	76,346
Dr. Reddys Laboratories Limited†	17,855	640,493
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	62,202	87,694
Eisai Company Limited	33,400	1,266,176
Elan Corporation plc†	34,164	336,783
Eli Lilly & Company	108,700	4,182,776
Endo Pharmaceuticals Holdings Incorporated†«	56,661	2,358,797
Faes Farma SA	9,649	34,506
Financiere de Tubize	439	16,628
Forest Laboratories Incorporated†	31,821	1,146,192
Furiex Pharmaceuticals Incorporated†	4,299	73,083
Fuso Pharmaceutical Industries Limited†	4,000	10,698
GlaxoSmithKline Pharmaceuticals Limited†	5,866	302,318
GlaxoSmithKline plc	324,795	7,052,596
Glenmark Pharmaceuticals Limited	14,398	98,224
Green Cross Corporation	567	76,973
H Lundbeck AS	2,372	60,993
Hikma Pharmaceuticals plc	6,650	92,984
Hisamitsu Pharmaceutical Company Incorporated	10,300	437,222

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Pharmaceuticals (continued)

Hua Han Bio-Pharmaceutical Holdings Limited	110,400	$33,358
Ipsen	1,094	44,854
Isis Pharmaceuticals Incorporated†«	155,600	1,436,188
Johnson & Johnson	307,104	20,665,028
Kaken Pharmaceutical Company Limited	10,000	140,596
Kalbe Farma TBK PT	890,500	372,976
Kissei Pharmaceutical Company Limited	5,000	97,166
Kyorin Company Limited	6,000	112,624
Kyowa Hakko Kogyo Company Limited	37,000	361,784
Laboratorios Almirall SA	1,037	12,073
Lupin Limited	30,649	319,724
Meda AB Class A†	10,885	121,524
Merck & Company Incorporated	345,058	12,680,882
Merck KGaA	3,966	435,994
Mochida Pharmaceutical Company Limited	11,000	118,084
Mylan Laboratories Incorporated†	239,300	5,634,319
Nektar Therapeutics†«	189,200	1,831,456
Nichi-Iko Pharmaceutical Company Limited	4,600	115,240
Nicholas Piramal India Limited†	11,648	95,237
Nippon Shinyaku Company Limited	6,000	75,524
Novartis AG	185,145	11,939,237
Novo Nordisk AS Class B	26,340	3,302,574
Ono Pharmaceutical Company Limited	13,800	724,623
Onyx Pharmaceuticals Incorporated†«	91,937	3,902,726
Orion Oyj Class A	2,073	53,460
Orion Oyj Class B	4,268	110,803
Perrigo Company	50,113	4,287,668
Pfizer Incorporated	904,350	19,398,308
Pharmaxis Limited†	22,924	27,904
Ranbaxy Laboratories Limited†	18,964	232,351
Recordati SpA	6,569	72,461
Richter Gedeon plc	1,670	329,033
Roche Holding AG Bearer	1,536	287,786
Roche Holding AG Genusschein	43,959	7,731,094
Rohto Pharmaceutical Company Limited	12,000	129,555
Salix Pharmaceuticals Limited†«	78,133	3,127,664
Sanofi-Aventis SA	60,349	4,778,389
Sanofi-Aventis SA ADR	17,805	705,256
Santen Pharmaceutical Company Limited	10,300	409,422
Savient Pharmaceuticals Incorporated†	2,670	22,668
Sawai Pharmaceutical Company Limited	2,000	197,767
Seikagaku Corporation	5,500	60,121
Shionogi & Company Limited	46,700	786,641
Shire Limited	35,174	1,109,199
Stada Arzneimittel AG	2,792	118,168
Sun Pharmaceutical Industries Limited	61,645	653,400
Taisho Pharmaceutical Company Limited	28,000	636,879
Takeda Pharmaceutical Company Limited	96,400	4,571,047
Tanabe Seiyaku Company Limited	28,500	478,671
Teva Pharmaceutical Industries Limited	59,552	3,048,660
The United Laboratories International Holdings Limited	42,000	68,152
Towa Pharmaceutical Company Limited	1,100	61,066
Tsumura & Company	11,100	345,896
UCB SA	5,128	244,859
Valeant Pharmaceuticals International Incorporated	18,857	988,540
Warner Chilcott Limited	67,249	1,621,373
Yuhan Corporation†	976	122,096
Zeria Pharmaceutical Company Limited†	3,000	36,805

		180,392,707

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Industrials: 12.30%

Aerospace & Defense: 1.31%

AAR Corporation	66,100	$1,744,379
BAE Systems plc	208,542	1,132,756
Bharat Electronics Limited†	2,301	84,871
Bombardier Incorporated Class A	12,300	85,314
Bombardier Incorporated Class B	86,159	600,272
CAE Incorporated	15,800	202,382
Ceradyne Incorporated†«	39,039	1,747,386
Chemring Group plc	8,445	92,451
China Rongsheng Heavy Industry Group Company Limited	346,500	218,307
Cobham plc	74,067	276,090
Elbit Systems Limited	1,785	91,796
Esterline Technologies Corporation†	46,360	3,505,743
European Aeronautic Defence & Space Company	25,367	835,249
Finmeccanica SpA	24,043	299,465
General Dynamics Corporation	35,226	2,614,474
Goodrich Corporation	74,864	6,534,879
Huntington Ingalls Industries Incorporated†	76,226	2,787,585
ITT Corporation	102,200	5,888,764
L-3 Communications Holdings Incorporated	13,100	1,069,615
Lockheed Martin Corporation	32,200	2,508,380
Meggitt plc	40,018	241,463
MOOG Incorporated Class A†«	60,715	2,492,351
MTU Aero Engines Holdings	4,407	338,669
Northrop Grumman Corporation	31,251	2,040,378
Orbital Sciences Corporation†	95,500	1,796,355
Precision Castparts Corporation	25,996	4,083,972
QinetiQ plc	31,275	58,959
Raytheon Company	39,600	1,995,048
Rockwell Collins Incorporated	93,130	5,693,037
Rolls Royce Holdings plc C Shares(a)	11,731,008	19,298
Rolls Royce Holdings plc	122,198	1,278,459
Saab AB†	2,300	56,275
Safran SA	20,904	849,843
Singapore Technologies Engineering Limited	202,000	486,431
Teledyne Technologies Incorporated†«	52,854	2,595,131
Textron Incorporated«	162,300	3,713,424
Thales SA	6,586	275,712
TransDign Group Incorporated†	22,340	1,831,880
Triumph Group Incorporated	28,200	2,637,264
Ultra Electronics Holdings	3,231	89,877
United Technologies Corporation	149,559	13,126,793
Zodiac SA	2,058	165,113

		78,185,890

Air Freight & Logistics: 0.51%

Bollore Investissement	501	126,678
CH Robinson Worldwide Incorporated	30,523	2,448,555
Deutsche Post AG	52,818	994,596
Expeditors International Washington Incorporated	39,156	2,068,220
FedEx Corporation	54,400	5,094,016
Forward Air Corporation«	41,300	1,449,630
Freightways Limited	5,254	14,298
Glovis Company Limited†	1,637	235,883
Goodpack Limited	11,000	18,284
Hub Group Incorporated Class A†«	54,701	2,087,390
Kintetsu World Express Incorporated	1,700	55,895
Mainfreight Limited	9,747	80,620
Oesterreichische Post AG	4,954	161,193
Panalpina Welttransport Holdings AG	558	78,574
Singapore Post Limited	138,000	127,555

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Air Freight & Logistics (continued)

The Shibusawa Warehouse Company Limited†	2,000	$6,576
TNT NV	21,254	222,976
Toll Holdings Limited	86,900	486,206
United Parcel Service Incorporated Class B	136,100	10,001,989
UTI Worldwide Incorporated«	172,607	3,837,054
Yamato Holdings Company Limited	57,600	873,434

		30,469,622

Airlines: 0.51%

Air China	394,000	400,213
Air France-KLM	16,025	269,129
Airasia Berhad	235,900	233,510
Alaska Air Group Incorporated†	55,799	3,768,664
All Nippon Airways Company Limited	102,000	309,091
AMR Corporation†	568,300	3,563,241
Asiana Airlines†	21,610	185,231
Cathay Pacific Airways Limited	110,000	263,637
China Airlines	541,604	363,816
Chorus Aviation Incorporated	63	312
Delta Air Lines Incorporated†	90,100	908,208
Deutsche Lufthansa AG	15,953	347,583
easyJet plc†	10,419	62,215
Eva Airways Corporation	322,878	332,376
International Consolidated Airlines - Spain Exchange†	27,998	108,748
International Consolidated Airlines - United Kingdom Exchange†	27,402	106,605
JetBlue Airways Corporation†«	422,300	2,563,361
Korean Air Lines Company Limited†	5,649	330,831
LAN Airlines SA	27,322	781,838
Malaysian Airline System Berhad†	46,134	21,148
Qantas Airways Limited	138,003	309,441
Ryanair Holdings plc ADR«	16,200	476,280
SAS AB†	22,716	68,095
Singapore Airlines Limited	103,200	1,184,832
SkyWest Incorporated	93,298	1,439,588
Southwest Airlines Company	414,300	4,901,169
Thai Airways International PCL	76,300	89,394
Turk Hava Yollari Anonim Ortakligi†	59,841	159,356
United Continental Holdings Incorporated†«	176,200	4,255,230
US Airways Group Incorporated†«	269,700	2,454,270
Virgin Blue Holdings Limited†	177,317	54,906
WestJet Airlines Limited	1,900	30,338

		30,342,656

Building Products: 0.41%

Aica Kogyo Company Limited	8,600	113,738
AO Smith Corporation«	56,465	2,341,604
Asahi Glass Company Limited	152,000	1,784,615
Assa Abloy AB Class B	18,800	522,438
Bunka Shutter Company Limited†	3,000	7,803
Central Glass Company Limited	21,000	92,492
Cersanit-Krasnystaw SA†	16,846	67,664
China National Building Material Company Limited	344,000	698,850
Compagnie de Saint-Gobain	27,856	1,841,021
Daikin Industries Limited	36,200	1,201,781
Dynasty Ceramic PCL	101,100	169,334
Geberit AG	2,959	713,643
GWA International Limited	28,791	92,840
Hastie Group Limited	25,544	6,410
Hills Industries Limited†	20,176	27,467
JS Group Corporation	35,300	857,923

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Building Products (continued)

Kaba Holding†	154	$66,988
KCC Corporation	634	187,119
Kingspan Group plc	6,643	69,788
Lennox International Incorporated«	75,658	3,526,419
Lindab International AB	10,324	125,967
Masco Corporation	200,578	2,858,237
Nichias Corporation	9,000	49,135
Nippon Sheet Glass Company Limited	143,000	468,421
Nitto Boseki Company Limited	9,000	20,096
Noritz Corporation	6,700	121,572
Owens Corning Incorporated†	64,300	2,456,260
Quanex Building Products Corporation	65,536	1,300,234
Rockwool International AS A Shares†	100	12,442
Rockwool International AS B Shares	400	49,072
Sankyo-Tateyama Holdings Incorporated	12,000	16,194
Sanwa Shutter Corporation	23,000	75,623
Sekisui Jushi Corporation†	2,000	19,531
Taiwan Glass Industrial Corporation	157,079	269,408
Takara Standard Company Limited	15,000	107,840
Takasago Thermal Engineering Company	10,000	75,206
TOTO Limited	41,000	300,797
Trakya Cam Sanayi AS†	26,542	58,541
Ultratech Cement Limited GDR	1,352	30,783
Uponor Oyj	2,800	51,416
USG Corporation†«	102,500	1,460,625
Vanachai Group PCL	331,800	48,620
Wienerberger AG	5,585	108,665

		24,474,622

Commercial Services & Supplies: 1.30%

ABM Industries Incorporated	73,774	1,680,572
Adecco SA	9,584	652,305
Aeon Delight Company Limited	8,900	164,657
Aggreko plc	20,568	631,687
Asahi Holdings Incorporated	8,000	158,410
Avery Dennison Corporation	59,300	2,510,762
Babcock International Group	32,689	370,767
Brambles Limited	188,452	1,480,976
Bureau Veritas SA	2,753	231,055
Cabcharge Australia Limited†	11,765	65,323
Campbell Brothers Limited	10,238	500,778
Capita Group plc	34,198	414,042
Cintas Corporation	69,000	2,266,650
Clean Harbors Incorporated†	34,452	3,485,164
Copart Incorporated†	46,045	2,164,115
Dai Nippon Printing Company Limited	81,000	923,187
Daiseki Company Limited	4,200	82,392
Davis Service Group plc	8,093	64,448
De La Rue plc	4,668	63,120
Deluxe Corporation«	87,738	2,258,376
Downer EDI Limited	76,754	319,621
Dun & Bradstreet Corporation	30,495	2,446,004
Duskin Company Limited	6,000	115,495
Edenred	13,908	411,809
Experian Group Limited	59,612	784,494
FTI Consulting Incorporated†«	72,083	2,751,408
G&K Services Incorporated Class A	31,200	986,856
G4S plc	86,574	407,162
Hays plc	61,143	109,733
HomeServe plc	13,090	112,295
IHS Incorporated†«	28,523	2,502,038
Intertek Group plc	8,858	298,131

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Commercial Services & Supplies (continued)

Intrum Justitia AB	3,400	$53,164
Itoki Corporation†	1,000	2,184
Kokuyo Company Limited	10,900	77,561
Kyodo Printing Company Limited†	6,000	13,986
Loomis AB	1,440	22,750
Manpower Incorporated	49,200	3,007,596
Matsuda Sangyo Company Limited	1,800	26,721
MEITEC Corporation	3,000	60,398
Michael Page International plc	15,109	132,722
Mine Safety Appliances Company	52,800	1,984,224
Mineral Resources Limited	20,664	266,974
Mitie Group†	16,517	62,900
Mitsubishi Pencil Company Limited†	3,600	66,470
Moshi Moshi Hotline Incorporated	1,850	32,774
Nippon Kanzai Company Limited†	500	8,226
Niscayah Group AB	5,403	15,058
Nissha Printing Company Limited	3,900	73,445
Okamura Corporation	8,000	46,522
Oyo Corporation†	1,000	9,263
Parexel International Corporation†«	85,270	2,146,246
Park24 Company Limited	14,200	137,802
Pilot Corporation†	8	15,301
Pitney Bowes Incorporated«	111,100	2,654,179
PMP Limited	14,400	9,764
Poyry Oyj†	835	13,507
Programmed Maintenance Services Limited†	9,887	22,592
Progressive Waste Solutions Limited	12,017	301,154
Prosegur Cia de Seguridad SA†	2,673	154,446
Randstad Holdings NV	6,850	338,419
Regus plc	29,594	55,984
Rentokil Initial plc†	129,934	210,963
Republic Services Incorporated	35,200	1,109,504
Ritchie Bros Auctioneers Incorporated	4,529	126,215
RPS Group plc	38,863	158,226
RR Donnelley & Sons Company	111,200	2,373,008
S1 Corporation Incorporated (Korea)†	2,323	107,631
SAI Global Limited	18,534	97,761
Salmat Limited	5,981	25,226
Sato Corporation	1,100	14,103
Secom Company Limited	28,000	1,320,820
Securitas AB	18,400	199,759
SEEK Limited	42,741	310,330
Serco Group plc	28,595	271,414
SGS Societe Generale de Surveillance Holding SA	319	632,091
Shanks Group plc	6,285	13,130
Societe BIC SA	1,292	121,878
Sohgo Security Services Company Limited	6,900	72,886
Spotless Group Limited†	26,690	68,396
Stantec Incorporated†	1,835	56,100
Stericycle Incorporated†«	50,831	4,528,534
Taiwan Secom Company Limited†	24,000	47,905
Teleperformance	2,343	80,080
Temp Holdings Company Limited	1,300	11,435
The Brink’s Company	78,700	2,341,325
Tomra Systems ASA	7,776	70,906
Toppan Forms Company Limited	6,500	49,601
Toppan Printing Company Limited	81,000	617,114
Towers Watson & Company	81,775	5,188,624
Transcontinental Incorporated	3,424	51,774
Transfield Services Limited	59,595	227,168
Transpacific Industries Group Limited†	60,087	59,346
TrueBlue Incorporated†	78,331	1,146,766
Uchida Yoko Company Limited†	2,000	5,791

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Commercial Services & Supplies (continued)

United Stationers Incorporated	36,078	$2,670,494
USG People NV	2,832	51,454
Verisk Analytics Incorporated Class A†	71,424	2,431,987
Waste Connections Incorporated«	174,948	5,500,365
Waste Management Incorporated	50,053	1,946,061
WS Atkins plc	5,238	70,655

		77,612,990

Construction & Engineering: 0.75%

Abengoa SA	2,020	61,672
Actividades de Construccion y Servicios SA	8,185	393,066
Aecom Technology Corporation†	56,500	1,619,855
Aecon Group Incorporated	8,690	78,482
Arcadis NV	6,310	148,288
Ausenco Limited	9,255	30,634
Aveng Limited†	36,549	191,859
Balfour Beatty plc	61,174	323,932
Bilfinger Berger AG	2,829	278,267
Boart Longyear Group	58,337	267,221
Bouygues SA	18,302	845,463
Budimex SA	489	18,055
Cardno Limited	29,853	180,416
Carillion plc	18,787	118,365
CH Karnchang PCL†	184,900	45,462
China Communications Construction Company Limited	635,779	576,320
China Railway Construction Corporation	227,000	205,771
China Railway Group Limited Class H	552,000	279,643
Chiyoda Corporation	22,000	238,596
Chudenko Corporation	3,900	43,349
Chugai Ro Company Limited†	3,000	9,937
Cintra Concesiones de Infraestructuras de Transporte SA	23,636	300,110
Comsys Holdings Corporation	12,300	119,514
CTCI Corporation†	47,000	61,995
Daelim Industrial Company Limited†	3,508	344,575
Daewoo Engineering & Construction Company Limited†	26,394	248,250
Dialog Group Berhad†	299,194	278,274
Doosan Heavy Industries & Construction Company Limited	6,756	355,595
Eiffage SA†	4,842	320,882
EMCOR Group Incorporated†	101,232	3,074,416
FLSmidth & Company A/S	3,800	314,921
Fomento de Construcciones y Contratas SA	2,658	81,513
Foster Wheeler AG†	70,685	2,421,668
Gamuda Berhad†	314,200	396,599
GS Engineering & Construction Corporation†	5,835	624,512
Hellenic Technodomiki Tev SA†	6,620	24,579
Henderson Investments Limited	18,000	1,690
Hibiya Engineering Limited	2,000	18,378
Hochtief AG	4,214	354,462
Housing & Construction Holdings Limited†	10,493	28,248
Hyundai Development Company†	11,203	294,310
Hyundai Engineering & Construction Company Limited†	13,369	1,040,630
IJM Corporation Berhad	123,520	252,743
Impregilo SpA	13,306	42,893
Imtech NV	4,740	178,207
Interserve plc	5,289	25,318
IRB Infrastructure Developers Limited	22,390	79,778
Italian-Thai Development PCL	82,400	10,497
Jacobs Engineering Group Incorporated†	74,613	3,436,675
JGC Corporation	32,000	851,527
Kajima Corporation	130,000	362,041
Kandenko Company Limited	15,000	64,593
KBR Incorporated	82,300	3,071,436

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Construction & Engineering (continued)

KEPCO Engineering & Construction Company Incorporated	1,785	$98,914
KEPCO Plant Service & Engineering Company Limited	3,274	102,241
Kier Group plc†	589	12,412
Kinden Corporation	16,000	129,555
Koninklijke Bam Groep NV	25,886	175,608
Koninklijke Boskalis Westminster NV	3,660	173,577
Kyowa Exeo Corporation	10,000	93,363
Kyudenko Corporation	2,000	11,262
Lanco Infratech Limited†	198,580	149,668
Larsen & Toubro Limited†	67,422	2,458,220
Larsen & Toubro Limited SP GDR	19,347	695,912
Leighton Holdings Limited	22,258	551,371
Macmahon Holdings Limited	78,049	45,835
Maeda Corporation	12,000	36,953
Maeda Road Construction Company Limited	6,000	51,527
Malaysia Marine and Heavy Engineering†	69,400	178,658
Mirait Holdings Corporation	21,600	167,744
Monadelphous Group Limited	10,642	216,124
Murray & Roberts Holdings Limited	37,410	154,411
NCC AB†	8,600	209,027
NEC Networks & System Integration Corporation	1,000	12,354
Nippo Corporation	2,000	14,035
Nippon Densetsu Kogyo Company Limited	4,000	39,652
Nippon Koei Company Limited†	7,000	22,844
Nishimatsu Construction Company Limited	12,000	17,078
Obayashi Corporation	91,000	382,935
Obrascon Huarte Lain SA	2,064	77,079
Okumura Corporation	26,000	92,823
Orascom Construction Industries†	11,526	519,271
Outotec Oyj	2,063	120,061
PBG SA	1,180	58,923
Peab AB	7,800	62,234
Peace Mark Holdings Limited†(a)	10,000	0
Penta-Ocean Construction Company Limited	35,500	79,702
Polimex Mostostal SA	39,075	44,009
Power Line Engineering PCL†	244,400	15,648
Punj Lloyd Limited†	22,537	34,097
PYI Corporation Limited†	103,674	4,132
Quanta Services Incorporated†	114,100	2,253,475
Sacyr Vallehermoso SA	6,843	73,858
Samsung Engineering Company Limited†	4,675	1,070,032
Sanki Engineering Company Limited	2,000	10,551
Shaw Group Incorporated†«	50,309	1,837,788
Shimizu Corporation	94,000	388,639
Sho-Bond Holdings Company Limited	3,300	77,166
Shui On Construction and Materials Limited(a)	36,000	51,771
Sino Thai Engineering & Construction PCL†	291,300	128,826
Skanska AB	29,289	542,929
SNC-Lavalin Group Incorporated	8,700	512,113
Strabag SE	1,052	32,534
Taihei Dengyo Kaisha Limited	2,000	15,458
Taikisha	2,800	55,787
Taisei Corporation	138,000	308,134
Tekfen Holding AS	24,015	87,275
Toa Corporation†	9,000	14,575
Toda Corporation	23,000	82,677
Toenec Corporation†	2,000	10,036
Tokyo Energy & Systems Incorporated	1,000	4,871
Tokyu Construction Company Limited†	3,880	9,996
Toshiba Plant Systems & Services Corporation	2,000	19,899
Toyo Engineering Corporation	20,000	72,138
United Construction Group Limited	21,698	354,934
United Engineers†	5,000	8,878

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Construction & Engineering (continued)

URS Corporation†	45,600	$2,009,136
Vinci SA	32,675	2,108,257
Voltas Limited†	51,077	190,837
YIT Oyj	11,040	299,165
Yokogawa Bridge Holdings Corporation	2,000	11,999

		44,988,475

Electrical Equipment: 1.21%

ABB Limited	148,530	3,986,225
ABB Limited (India)†	7,603	145,899
Acuity Brands Incorporated«	63,622	3,878,397
Alstom SA	11,991	742,364
American Superconductor Corporation†	70,974	758,712
Ametek Incorporated	97,179	4,226,315
Areva T&D India Limited	5,981	33,699
Babcock & Wilcox Company†	175,318	4,917,670
Bekaert SA	3,186	337,683
Bharat Heavy Electrical Limited†	22,175	956,585
Brady Corporation Class A«	83,400	2,874,798
China High Speed Transmission Equipment Group Company Limited	130,000	161,970
Chiyoda Integre Company Limited	1,900	23,753
Cosel Company Limited	2,700	43,228
Crompton Greaves Limited†	60,032	352,102
Daihen Corporation	8,000	29,739
Elswedy Cables Holding Company	7,456	47,971
Fuji Electric Holdings Company Limited	81,000	247,442
Fujikura Limited	48,000	211,410
Furukawa Electric Company Limited	92,000	332,965
Futaba Corporation	3,800	66,573
Gamesa Corporation Tecnologica SA	7,940	75,060
General Cable Corporation†«	76,912	3,211,076
Graftech International Limited†«	206,735	4,370,378
GS Yuasa Corporation	48,000	307,987
Hitachi Cable Limited	28,000	69,047
Hubbell Incorporated Class B	29,032	1,920,757
Huber & Suhner AG†	893	67,533
Idec Corporation	1,100	12,335
Johnson Electric Holdings Limited	145,500	89,612
Legrand SA	12,854	543,107
LS Cable Limited†	3,836	401,675
LS Industrial Systems Company Limited†	3,641	271,941
Mabuchi Motor Company Limited	3,500	172,402
Mitsubishi Electric Corporation	279,000	3,131,947
NEC Corporation	330,149	688,570
Neo Neon Holdings Limited	163,500	53,818
Nexans SA	1,104	106,972
Nidec Copal Corporation	2,800	32,531
Nidec Copal Electronics Corporation†	7,000	44,399
Nidec Corporation	17,400	1,566,875
Nippon Carbon Company Limited	11,000	28,205
Nippon Signal Company Limited	4,700	35,231
Nissin Electric Company Limited	8,000	68,801
Nitto Kogyo Corporation	1,300	13,716
Nordex AG†	816	8,368
Ormat Industries	3,095	17,799
PerkinElmer Incorporated	201,600	5,582,304
Prysmian SpA	13,145	277,890
Regal-Beloit Corporation	57,071	3,937,899
Rockwell Automation Incorporated	85,000	7,064,350
Roper Industries Incorporated	56,145	4,686,423
Sanyo Denki Company Limited†	6,000	46,154
Schneider Electric SA	17,361	2,863,190

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Electrical Equipment (continued)

SGL Carbon AG†	2,158	$112,872
Shihlin Electric†	44,000	56,426
Showa Electric Wire	10,000	11,900
Silitech Technology Corporation†	34,340	86,398
Sumitomo Electric Industries Limited	97,700	1,401,194
Suzlon Energy Limited†	89,769	107,416
TECO Electric & Machinery Company Limited†	198,000	148,205
Tognum AG	4,785	177,317
Toyo Tanso Company Limited	1,300	71,372
Ushio Incorporated	17,300	339,590
Vestas Wind Systems AS†	11,591	349,510
Walsin Lihwa Corporation†	336,000	175,287
Woodward Governor Company	85,860	3,023,989
Ya Hsin Industrial Company Limited†(a)	40,000	0

		72,205,328

Industrial Conglomerates: 1.21%

3M Company	121,800	11,495,484
Aboitiz Equity Ventures Incorporated†	284,600	271,706
Aditya Birla Nuvo Limited†	13,276	265,225
Antarchile SA	21,880	479,162
Beijing Enterprises Holdings Limited	66,000	336,053
Berjaya Corporation Berhad	359,200	144,372
Bidvest Group Limited	47,496	1,078,613
Boustead Holdings Berhad†	51,819	99,834
CITIC Pacific Limited	152,000	432,898
CJ Corporation†	1,178	82,743
Clal Industries and Investments†	2,926	23,035
Compagnie Industriali Riunite	19,942	49,275
Cookson Group plc	16,991	192,158
CSR Limited	53,742	169,280
DCC plc - Ireland Exchange	1,395	43,062
DCC plc - United Kingdom Exchange	2,629	80,359
Delek Group Limited	312	75,603
Discount Investment Corporation	1,353	24,020
DMCI Holdings Incorporated	114,000	106,200
Dogan Sirketler Grubu Holdings†	88,596	59,399
Doosan Corporation†	2,874	324,911
Empresas Copec SA	82,151	1,546,351
Enka Insaat Ve Sanayi AS	108,583	393,252
Far Eastern Textile Company Limited†	495,524	784,172
Fraser & Neave Limited	155,000	771,638
Gallant Venture Limited†	21,000	6,555
General Electric Company	1,197,907	23,526,893
Grupo Carso SAB de CV	77,277	274,127
Hankyu Hanshin Holdings Incorporated	185,000	692,246
Haw Par Corporation Limited	14,000	69,810
Hong Leong Asia Limited	11,000	21,673
Hutchison Whampoa Limited	277,000	3,205,462
Jaiprakash Associates Limited†	205,052	393,989
Jardine Matheson Holdings Limited	40,469	2,120,576
Jardine Strategic Holdings Limited	27,810	830,407
Katakura Industries Company Limited	1,000	10,085
Keihan Electric Railway Company Limited	73,000	301,816
Keppel Corporation Limited	180,051	1,681,751
Koc Holding AS	127,584	578,783
Koninklijke Philips Electronics NV	66,845	1,854,190
Koor Industries Limited†	1,354	27,762
LG Corporation	20,856	1,739,369
Malaysian Resources Corporation Berhad†	265,450	193,984
Miramar Hotel & Investment Company Limited	9,000	10,936
MMC Corporation Berhad	109,200	101,202

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Industrial Conglomerates (continued)

NWS Holdings Limited	172,097	$250,489
Orkla ASA	59,506	556,420
Przedsiebiorstwo Eksportu I Importu Kopex SA	1,096	9,012
Quinenco SA†	23,401	84,079
Rheinmetall Berlin	3,555	305,834
Samsung Techwin Company Limited†	5,696	422,258
Sembcorp Industries Limited	109,000	447,189
Shanghai Industrial Holdings Limited	75,000	273,390
Siemens AG	53,979	7,224,347
Siemens India Limited†	21,727	421,469
Sime Darby Berhad	308,340	941,254
SK Corporation	3,162	596,272
SM Investments Corporation	39,115	490,068
Smiths Group plc	23,981	487,586
Sonae SGPS SA†	38,828	42,914
Tokai Holdings Corporation†	26,800	131,518
Tyco International Limited	52,470	2,589,395
Wendel	2,019	245,228
Yazicilar Holding AS†	4,064	30,175

		72,519,318

Machinery: 2.99%

Aalberts Industries NV†	5,285	125,151
Aida Engineering Limited†	2,700	10,832
Alfa Laval AB	25,700	564,684
Amada Company Limited	49,000	358,287
Amano Corporation	5,200	47,528
Andritz AG	2,270	239,127
Asahi Diamond Industrial Company Limited	12,000	261,170
Ashok Leyland Limited†	158,796	180,318
Asian Insulators PCL	395,800	51,990
Astec Industries Incorporated†	27,057	1,015,179
Atlas Copco AB A Share(a)	39,862	32,295
Atlas Copco AB B Share(a)	23,892	19,357
Atlas Copco AB Class A	39,862	1,048,312
Atlas Copco AB Class B	23,892	562,511
ATS Automation Tooling Systems Incorporated†	4,800	34,036
Austal Limited	9,718	28,016
Bando Chemical Industries Limited†	3,000	11,078
Bodycote plc	11,594	72,226
Bradken Limited	16,274	150,307
Briggs & Stratton Corporation«	83,460	1,740,141
Bucher Industries AG†	256	63,032
Bucyrus International Incorporated Class A	45,528	4,181,747
Cargotec Corporation	2,050	104,996
Caterpillar Incorporated	107,500	11,373,500
Charter International plc	7,702	98,824
China Infrastructure Machinery Holdings Limited	385,000	216,822
CKD Corporation	5,000	45,148
Clarcor Incorporated«	74,438	3,171,803
Construcciones y Auxiliar de Ferrocarriles SA	139	78,414
Cosco Corporation Singapore Limited	120,000	191,673
Crane Company	75,100	3,694,169
CSBC Corporation Taiwan	41,847	43,808
Cummins Incorporated	32,651	3,436,191
Cummins India Limited†	13,942	212,852
Daewoo Shipbuilding & Marine Engineering Company Limited	11,150	460,816
Daifuku Company Limited	14,500	88,412
Danaher Corporation	93,194	5,081,869
Deere & Company	78,600	6,765,888
Demag Cranes AG	3,073	202,190
Donaldson Company Incorporated«	43,200	2,579,472

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Machinery (continued)

Doosan Infracore Company Limited†	16,140	$366,427
Eaton Corporation	37,100	1,916,957
Ebara Corporation	54,000	286,198
ESCO Technologies Incorporated	38,047	1,429,426
FANUC Limited	25,400	3,892,111
Flowserve Corporation	33,231	4,028,594
Fuji Machine Manufacturing Company Limited	5,900	122,690
Fujitec Company Limited†	3,000	15,716
Furukawa Company Limited	61,000	63,612
Gardner Denver Incorporated	30,882	2,587,294
GEA Group AG	10,377	348,997
Georg Fischer AG	206	128,010
Gildemeister AG†	826	19,079
Glory Limited	6,500	137,400
Graco Incorporated«	35,500	1,794,880
Haitian International Holdings Limited	50,000	66,861
Hanjin Heavy Industries & Construction Company Limited	3,253	103,394
Hanjin Heavy Industries & Construction Holdings Company Limited†	2,009	20,478
Harsco Corporation	44,100	1,477,791
Heidelberger Druckmaschinen AG	10,670	44,929
Hexagon AB	23,900	647,511
Hino Motors Limited	33,000	180,162
Hisaka Works Limited	1,000	10,845
Hitachi Construction Machinery Company Limited†	12,600	265,109
Hitachi Zosen Corporation	77,500	109,342
Hoshizaki Electric Company Limited	7,200	140,184
Hosokawa Micron Corporation†	4,000	17,814
Hyundai Heavy Industries Company Limited	5,717	2,675,332
Hyundai Mipo Dockyard Company Limited†	1,347	220,308
IDEX Corporation	121,263	5,498,064
IMI plc	18,425	314,609
Industrea Limited	69	105
Invensys plc	67,436	343,668
Iseki & Company Limited	22,000	47,503
Ishikawajima-Harima Heavy Industries Company Limited	219,000	540,044
Jain Irrigation Systems Limited	39,865	148,725
Japan Steel Works	48,000	344,498
Jaya Holdings Limited†	61,000	30,417
Joy Global Incorporated	61,771	5,537,770
JTEKT Corporation	35,600	469,076
Juki Corporation†	7,000	19,237
Kawasaki Heavy Industries Limited	211,000	753,294
Kaydon Corporation	49,244	1,791,004
KCI Konecranes Oyj	2,500	103,291
Kennametal Incorporated	123,100	5,136,963
Kitz Corporation	9,000	46,043
Komatsu Limited	124,930	3,727,515
Komori Corporation	6,600	58,219
Kone Oyj	11,781	743,265
Krones AG	626	49,233
Kubota Corporation	161,865	1,453,628
Kurita Water Industries Limited	16,100	461,213
Lincoln Electric Holdings Incorporated	63,691	4,754,533
Makino Milling Machine Company Limited	11,000	97,571
Makita Corporation	17,900	757,637
Makita Corporation ADR	1	42
MAN AG	6,208	864,804
Manitowoc Company Incorporated«	194,046	3,496,709
Max Company Limited	2,000	25,052
Meidensha Corporation	20,000	88,087
Melrose plc	48,559	273,348
Metso Oyj	9,985	575,638
Meyer Burger Technology AG†	5,526	247,177

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Machinery (continued)

Minebea Company Limited	50,000	$254,570
Mitsubishi Heavy Industries Limited	447,000	2,160,692
Mitsuboshi Belting Company Limited†	3,000	14,133
Mitsui Engineering & Shipbuilding Company Limited	101,000	220,562
Miura Company Limited	5,000	137,590
Morgan Crucible Company	11,928	62,004
Mori Seiki Company Limited	14,400	185,322
Mueller Industries Incorporated	63,000	2,342,340
Mueller Water Products Incorporated	253,245	1,023,110
Nabtesco Corporation	18,100	407,478
Nachi-Fujikoshi Corporation	35,000	187,646
Namura Shipbuilding Company Limited	1,000	4,294
Navistar International Corporation†	32,721	2,155,332
NGK Insulators Limited	36,000	618,771
Nippon Sharyo Limited	14,000	57,024
Nippon Thompson Company Limited	6,000	48,141
Nitta Corporation	900	16,971
Nitto Kohki Company Limited†	700	16,334
NKT Holding AS	1,131	74,976
Nordson Corporation«	91,842	4,777,621
Noritake Company Limited†	4,000	14,526
NSK Limited	62,000	584,934
NTN Corporation	68,000	351,221
OILES Corporation	2,380	43,798
Okuma Corporation	15,000	133,787
Organo Corporation†	1,000	7,545
OSG Corporation	9,500	123,543
Oshkosh Truck Corporation†	49,300	1,365,610
Paccar Incorporated«	66,600	3,330,000
Parker Hannifin Corporation	30,100	2,674,385
Pentair Incorporated«	55,222	2,235,387
Rotork plc	4,110	116,559
Ryobi Limited	20,000	76,064
Samsung Heavy Industries Company Limited	25,110	1,068,016
Sandvik AB	64,909	1,230,562
Sany Heavy Equipment International Holdings Company Limited	183,000	217,887
Sasebo Heavy Industries Company Limited	4,000	6,870
Scania AB Class B	23,020	567,345
Schindler Holding AG	3,274	412,273
Schindler Holding SA	1,005	125,846
Seco Tools	1,200	21,155
Sembcorp Marine Limited	99,200	430,308
Shima Seiki Manufacturing Limited	2,500	67,660
Shin Zu Shing Company Limited	13,649	27,625
Shinmaywa Industries Limited	11,000	41,700
Singamas Container Holding	180,000	79,616
Sinotruk Hong Kong Limited	86,000	64,909
Sintokogio Limited	5,500	51,687
SKF AB Class A†	976	29,131
SKF AB Class B	20,700	617,500
SMC Corporation	8,400	1,343,835
Snap-on Incorporated	87,394	5,271,606
Spirax-Sarco Engineering plc	3,670	120,320
SPX Corporation	30,000	2,487,300
STX Corporation Company Limited†	4,440	90,104
STX Shipbuilding Company Limited†	6,438	168,832
Sulzer AG	1,449	262,312
Sumitomo Heavy Industries Limited	84,000	579,168
Tadano Limited	9,000	47,921
Tata Motors Limited†	39,272	954,926
Tata Motors Limited ADR	10,088	244,432
Tata Motors Limited Class A Private Placement	10,387	143,901
The Middleby Corporation†	27,000	2,323,350

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Machinery (continued)

Thermax India Limited†	11,575	$155,400
THK Company Limited	19,500	478,947
Timken Company	47,270	2,440,077
Tocalo Company Limited	1,100	22,416
Torishima Pump Manufacturing Company Limited	1,300	18,453
Toro Company	46,785	2,988,626
Toromont Industries Limited	4,043	130,406
Toshiba Machine Company Limited	10,000	49,196
Trelleborg AB Class B	12,469	144,865
Trinity Industries Incorporated	135,079	4,645,367
Tsubakimoto Chain Company	21,000	117,998
Tsugami Corporation	18,000	111,520
Tsukishima Kikai Company Limited†	1,000	8,551
Union Tool Company	500	10,968
United Tractors	254,380	685,460
Vallourec SA	7,105	889,251
Valmont Industries Incorporated«	13,377	1,340,643
Volvo AB Class A	27,800	502,264
Volvo AB Class B	85,675	1,547,896
Vossloh AG	279	38,561
Wabtec Corporation	72,090	4,872,563
Wartsila Oyj Class B	9,078	329,347
WEG SA	48,100	548,756
Weir Group plc	11,814	387,709
Yangzijiang Shipbuilding Holdings Limited	225,000	291,888
Zardoya-Otis SA	5,982	100,291

		178,337,390

Marine: 0.14%

AP Moller-Maersk AS A Shares	40	370,646
AP Moller-Maersk AS B Shares	87	837,729
China Cosco Holdings Company Limited	368,000	338,789
Chinese Maritime Transport Limited†	6,000	11,913
Compagnie Maritime Belge SA†	227	6,573
Daiichi Chuo Kisen Kaisha	12,000	21,936
DS Norden AS	1,300	46,352
Evergreen Marine Corporation (Taiwan) Limited	303,000	282,837
Hanjin Shipping Company Limited	8,635	204,843
Hanjin Shipping Holding Company†	11,912	144,602
Hyundai Merchant Marine Company Limited†	6,018	189,326
Iino Kaiun Kaisha Limited	9,500	42,191
Inui Steamship Company Limited	1,100	5,506
Kawasaki Kisen Kaisha Limited	100,000	334,928
Kirby Corporation†	31,418	1,805,592
Kuehne & Nagel International AG	3,262	512,114
Malaysian Bulk Carriers Berhad†	14,000	10,603
MISC Berhad	146,700	336,720
Mitsui OSK Lines Limited	150,000	798,675
Neptune Orient Lines Limited	80,000	118,701
Nippon Yusen Kabushiki Kaisha	215,000	807,140
Orient Overseas International Limited	23,000	179,065
Pacific Basin Shipping Limited	155,000	92,075
Precious Shipping PCL	70,800	41,358
Regional Container Lines PCL†	73,800	22,895
Shih Wei Navigation Company Limited	31,652	43,297
Shinwa Kaiun Kaisha Limited	2,000	3,926
Shipping Corporation of India Limited†	33,100	76,679
Shun Tak Holdings Limited	132,000	89,105
Sincere Navigation Corporation†	128,800	150,342
STX Pan Ocean Company Limited	9,000	63,778
STX Pan Ocean Company Limited	3,981	28,737
Taiwan Navigation Company Limited†	20,000	24,636

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Marine (continued)

Thoresen Thai Agencies PCL	81,840	$57,261
U-Ming Transport Corporation†	58,000	124,270
Wan Hai Lines Limited	199,250	153,312
Yang Ming Marine Transport†	259,416	225,859

		8,604,311

Road & Rail: 1.01%

Arkansas Best Corporation	36,300	888,987
Asciano Group	384,312	648,352
Avis Budget Group Incorporated†	170,100	2,992,059
Canadian National Railway Company	30,500	2,385,287
Canadian Pacific Railway Limited	10,400	659,091
Central Japan Railway Company	257	2,011,606
Comfortdelgro Corporation Limited	234,000	278,899
Con-Way Incorporated	80,491	3,181,809
Container Corporation of India†	5,767	140,376
DSV A/S	14,780	369,775
East Japan Railway Company	51,800	3,012,293
Evergreen International Storage & Transport Corporation†	124,000	105,796
Firstgroup plc	25,434	141,541
Fukuyama Transporting Company Limited	19,000	97,203
Genesee & Wyoming Incorporated†	59,340	3,521,829
Go-Ahead Group plc	1,463	34,583
Heartland Express Incorporated«	92,424	1,536,087
Hitachi Transport System Limited	4,600	69,584
J.B. Hunt Transport Services Incorporated	56,214	2,577,412
Kansas City Southern†	61,118	3,599,239
Keihin Electric Express Railway Company Limited	65,000	434,609
Keio Corporation	74,000	396,737
Keisei Electric Railway Company Limited	52,000	288,995
Kintetsu Corporation	219,000	658,263
Knight Transportation Incorporated	97,900	1,674,090
Korea Express Company Limited†	1,506	130,344
Landstar System Incorporated«	70,894	3,354,704
Maruzen Showa Unyu Company Limited	3,000	8,649
MTR Corporation Limited	170,208	624,819
Nagoya Railroad Company Limited†	112,000	287,179
Nankai Electric Railway Company Limited	52,000	195,215
National Express Group plc	29,635	124,360
Nippon Express Company Limited	124,000	477,684
Nippon Konpo Unyu Soko Company Limited	7,000	68,617
Nishi-Nippon Railroad Company Limited	52,000	217,544
Norfolk Southern Corporation	39,400	2,888,414
Odakyu Electric Railway Company Limited	80,000	623,236
Old Dominion Freight Line†«	67,902	2,534,782
QR National Limited†	234,049	862,175
Ryder System Incorporated	29,636	1,629,980
Sagami Railway Company Limited	52,000	141,627
Sankyu Incorporated	41,000	175,046
SBS Transit Limited†	1,684	2,608
Seino Holdings Company Limited	19,000	134,499
Senko Company Limited†	4,000	13,299
SMRT Corporation Limited†	65,000	100,661
Stagecoach Group plc	25,848	100,985
Tobu Railway Company Limited	164,000	619,703
Tokyu Corporation	140,000	577,107
TransForce Incorporated	2,911	47,172
Transport International Holdings Limited†	24,000	70,358
Union Pacific Corporation	91,700	9,625,749
Werner Enterprises Incorporated«	87,674	2,198,864

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Road & Rail (continued)

West Japan Railway Company	273	$1,039,952

		60,579,834

Trading Companies & Distributors: 0.80%

Adani Enterprises Limited†	36,905	523,159
Alesco Corporation Limited	3,463	11,389
Ashtead Group plc	26,651	80,141
BayWa AG	313	13,549
Bunzl plc	18,994	239,494
Daewoo International Corporation†	4,012	145,550
Emeco Holdings Limited	72,033	81,528
Fastenal Company«	177,124	5,876,974
Finning International Incorporated	9,000	266,976
GATX Corporation	68,734	2,730,114
Grafton Group plc	8,472	43,038
Hanwa Company Limited	21,000	86,308
Inaba Denki Sangyo Company Limited	2,200	55,466
Itochu Corporation	206,700	2,125,072
Iwatani International Corporation	24,000	81,855
Japan Pulp & Paper Company Limited	11,000	37,247
JFE Shoji Holdings Incorporated	9,000	38,425
Kanematsu Corporation†	34,000	31,702
Kloeckner & Company	3,266	96,799
Kuroda Electric Company Limited	3,100	33,925
Marubeni Corporation	222,000	1,544,277
Misumi Group Incorporated	10,600	251,118
Mitsubishi Corporation	203,900	5,145,655
Mitsubishi Corporation ADR	33	1,658
Mitsui & Company Limited	231,100	3,923,965
Mitsui & Company Limited ADR	263	88,973
MSC Industrial Direct Company«	69,525	4,832,683
Nagase & Company Limited	13,000	149,601
Nichiden Corporation	500	14,826
Noble Group Limited	509,113	870,984
Okaya & Company Limited	5,500	66,194
Onoken Company Limited	700	6,020
Ramirent Oyj†	11,459	169,854
Reece Australia Limited	5,331	124,659
Rexel SA†	4,573	116,418
Russel Metals Incorporated	3,149	78,428
Samsung Corporation	19,924	1,488,092
Seven Network Limited	22,953	221,553
Shinwa Company Limited Nagoya†	500	5,325
SIG plc†	78,253	195,921
SK Networks Company Limited†	23,850	256,368
Sojitz Corporation	160,700	297,702
Sumitomo Corporation	164,900	2,188,956
Superior Plus Corporation	4,592	55,122
Toyota Tsusho Corporation	32,300	526,643
Travis Perkins plc	20,543	363,277
Trusco Nakayama Corporation	900	16,419
Watsco Incorporated«	36,595	2,449,669
Wesco International Incorporated†	64,124	3,565,294
Wolseley plc	20,266	686,087
WW Grainger Incorporated	35,180	5,314,643
Yamazen Corporation†	10,500	64,409
Yuasa Trading Company Limited	10,000	15,581

		47,695,085

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Transportation Infrastructure: 0.15%

Abertis Infraestructuras SA	26,569	$612,914
Aeroports de Paris	1,924	185,235
Airports of Thailand PCL	53,200	68,914
Ansaldo STS SPA	3,972	56,218
Atlantia SpA	16,101	380,699
Auckland International Airport Limited	155,755	295,420
Bangkok Expressway PCL†	48,400	28,752
BBA Aviation plc	22,450	80,803
Bintulu Port Holdings Berhad†	6,400	14,265
Brisa-Auto Estradas de Portugal SA†	12,968	82,860
China Merchants Holdings International Company Limited	137,685	599,258
Cia de Concessoes Rodoviarias†	20,655	646,586
ConnectEast Group	333,697	171,026
Cosco Pacific Limited	252,518	500,663
Flughafen Wien AG	155	9,023
Flughafen Zuerich AG†	200	89,342
Forth Ports plc(a)	2,361	63,307
Fraport AG	1,636	134,105
Gemina SpA†	10,922	11,765
Groupe Eurotunnel SA	25,322	275,712
Hamburger Hafen Und Logistik AG	1,110	53,130
Hong Kong Aircraft Engineering Company Limited	10,000	147,994
Hopewell Highway Infrastructure Limited	67,500	46,086
International Container Term Services Incorporated	134,600	155,882
Japan Airport Terminal Company Limited	7,800	82,010
Kamigumi Company Limited	36,000	307,398
Koninklijke Vopak NV	3,272	155,388
Macquarie Airports Group	168,897	557,250
Macquarie Atlas Roads Limited†	27,037	51,675
Malaysia Airports Holdings Berhad†	50,200	106,220
Mitsubishi Logistics Corporation	21,000	230,070
Mitsui-Soko Company Limited	9,000	32,794
Mundra Port & Special Economic Zone Limited	49,540	177,561
Nissin Corporation†	4,000	9,618
Plus Expressways Berhad†	171,000	255,037
Port of Tauranga Limited†	2,269	16,466
SIA Engineering Company	16,000	57,080
Singapore Airport Terminal Services Limited	80,666	171,358
Societa Iniziative Autostradali e Servizi SpA	1,409	17,611
Societe Des Autoroutes Paris-Rhin-Rhone†	299	20,998
Sumitomo Warehouse Company Limited	17,000	75,709
TAV Havalimanlari Holding AS†	40,981	217,750
The Great Eastern Shipping Company Limited†	13,632	87,672
TNT Express NV	21,254	301,248
Transurban Group	132,887	774,720
Westshore Terminals Investment Corporation	8,100	208,760

		8,624352

Information Technology: 14.12%

Communications Equipment: 1.60%

AAC Acoustic Technologies Holdings Incorporated	78,000	201,585
Acme Packet Incorporated†	30,000	2,270,700
ADTRAN Incorporated	91,900	3,938,834
Aiphone Company Limited†	800	12,818
Alcatel SA	170,658	963,465
Arris Group Incorporated†«	211,200	2,384,448
Aruba Networks Incorporated†	49,300	1,401,106
Black Box Corporation	27,962	921,628
Brocade Communications Systems Incorporated†	256,736	1,712,429
BYD Electronic International Company Limited	64,000	32,916
China Wireless Technologies Limited	296,000	71,551

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Communications Equipment (continued)

Ciena Corporation†«	136,980	$3,664,215
Cisco Systems Incorporated	1,030,349	17,309,863
Comba Telecom Systems Holdings Limited	69,212	76,711
Compal Communications Incorporated†	40,025	39,247
Comtech Telecommunications Corporation«	45,510	1,264,723
D-Link Corporation	73,749	67,169
Denki Kogyo Company Limited	2,000	8,907
Echostar Corporation†	5,800	195,402
Emulex Corporation†	147,835	1,374,866
EVS Broadcast Equipment SA	552	37,336
F5 Networks Incorporated†	48,638	5,524,304
Harmonic Incorporated†	190,094	1,480,832
Harris Corporation	72,000	3,559,680
High Tech Computer Corporation	114,944	4,893,453
Hitachi Kokusai Electric Incorporated	5,000	39,014
Icom Incorporated†	600	16,040
Interdigital Incorporated«	64,832	2,788,424
Japan Radio Company Limited	2,000	4,834
Juniper Networks Incorporated†	96,984	3,550,584
Motorola Mobility Holdings Incorporated†	31,187	784,041
Motorola Solutions Incorporated†	31,842	1,524,277
Nokia Oyj	241,913	1,653,650
Polycom Incorporated†	51,295	2,944,846
Qualcomm Incorporated	305,597	17,904,928
Research in Motion Limited†	30,915	1,319,436
Riverbed Technology Incorporated†	87,473	3,316,976
Sonus Networks Incorporated†«	343,535	1,113,053
Spirent plc	75,318	190,927
Tekelec†«	114,020	1,037,582
Telefonaktiebolaget LM Ericsson Class A	3,200	45,889
Telefonaktiebolaget LM Ericsson Class B	193,778	2,866,738
Tellabs Incorporated	194,264	887,786
VTech Holdings Limited	20,000	239,156
Zinwell Corporation†	23,446	35,672

		95,672,041

Computers & Peripherals: 1.93%

Acer Incorporated	431,517	844,754
Advantech Company Limited†	46,092	148,295
Amtran Technology Company Limited†	164,761	144,023
Apple Incorporated†	171,188	59,544,322
Asustek Computer Incorporated	83,280	871,829
BenQ Corporation†	168,032	90,885
Catcher Technology Company Limited†	91,614	597,823
Chicony Electronics Company Limited	57,017	118,980
Clevo Company†	65,586	129,996
CMC Magnetics Corporation†	511,000	116,084
Compal Electronic Incorporated†	581,754	705,445
Dell Incorporated†	188,300	3,027,864
Diebold Incorporated	35,936	1,187,685
Eizo Nanao Corporation	1,900	36,597
Electronics For Imaging Incorporated†	75,578	1,364,183
Elitegroup Computer Systems†	43,672	14,264
EMC Corporation†	380,720	10,839,098
Foxconn Technology Company Limited	136,935	661,810
Fujitsu Limited	262,000	1,372,519
Gemalto NV	6,728	329,923
Hewlett-Packard Company	242,315	9,057,735
Inventec Company Limited†	288,775	155,185
Jess Link Products Company Limited†	35,200	69,891
Lenovo Group Limited	992,000	584,178
Lexmark International Incorporated†	42,000	1,250,760

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Computers & Peripherals (continued)

Lite-On IT Corporation†	51,465	$58,816
Lite-On Technology Corporation†	329,011	420,779
Logitech International SA†	8,712	107,661
Megachips Corporation	900	15,513
Melco Holdings Incorporated	2,000	52,484
Micro-Star International Company Limited†	112,218	58,151
Mitac International Corporation	90,131	34,597
NetApp Incorporated†	66,881	3,663,072
Pegatron Corporation	224,150	241,303
QLogic Corporation†«	55,800	902,844
Quanta Computer Incorporated	426,766	969,483
Ritek Corporation†	272,159	77,876
Sandisk Corporation†	25,200	1,197,504
Seagate Technology plc	259,607	4,361,398
Seiko Epson Corporation	20,800	347,560
Synaptics Incorporated†«	49,828	1,397,675
Toshiba Corporation	556,000	2,933,137
TPV Technology Limited	122,000	71,688
Wacom Company Limited	35	41,437
Western Digital Corporation†	127,600	4,676,540
Wincor Nixdorf AG	1,542	106,894
Wistron Corporation	275,267	518,701

		115,519,241

Electronic Equipment & Instruments: 1.62%

Agilent Technologies Incorporated†	64,100	3,196,667
Alps Electric Company Limited†	20,600	209,513
Amphenol Corporation Class A	104,934	5,672,732
Anixter International Incorporated	43,241	2,926,983
Anritsu Corporation	16,000	130,144
Arisawa Manufacturing Company Limited	3,400	19,772
Arrow Electronics Incorporated†	65,514	2,923,890
AU Optronics Corporation	1,267,319	1,041,468
Avnet Incorporated†	86,038	3,114,576
AVX Corporation	25,028	393,690
Benchmark Electronics Incorporated†«	103,104	1,781,637
Brightpoint Incorporated†	112,344	1,015,590
Calcomp Electronics PCL†	243,600	26,209
Canon Electronics Incorporated	2,400	58,535
Celestica Incorporated NPV†	11,138	114,386
Checkpoint Systems Incorporated†	66,100	1,197,071
Cheng Uei Precision Industry Company Limited†	70,443	178,707
Chroma ATE Incorporated	81,370	260,661
Chunghwa Picture Tubes Limited†	608,075	81,481
Citizen Holdings Company Limited	51,300	287,622
CMK Corporation	4,800	16,135
Corning Incorporated	173,200	3,489,980
Daishinku Corporation†	6,000	33,566
Delta Electronics (Thailand) PCL†	22,600	18,423
Delta Electronics Incorporated	347,531	1,382,508
Digital China Holdings Limited	88,000	167,461
Dolby Laboratories Incorporated Class A†«	33,226	1,552,983
Electrocomponents plc	44,350	214,344
Enplas Corporation†	3,900	49,856
ESPEC Corporation	3,600	26,146
Everlight Electronics Company Limited	41,210	113,030
Evertz Technologies Limited	1,640	27,845
Flextronics International Limited†	414,400	3,000,256
FLIR Systems Incorporated«	94,359	3,411,078
Foxconn International Holdings Limited†	173,000	97,652
FUJIFILM Holdings Corporation	63,800	1,877,760
Hakuto Company Limited	4,800	44,873

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Electronic Equipment & Instruments (continued)

Halma plc	23,061	$149,541
Hamamatsu Photonics	10,200	414,207
Hana Microelectronics PCL	194,800	157,512
Hannstar Display Corporation†	523,962	91,054
Hioki EE Corporation†	900	18,086
Hirose Electric Company Limited	4,300	439,971
Hitachi High Technologies Corporation	5,900	123,414
Hitachi Limited	584,000	3,324,451
Hon Hai Precision Industry Company Limited	1,218,535	4,273,398
Horiba Limited	5,500	167,206
Hosiden Corporation	6,500	56,061
Hoya Corporation	56,200	1,159,715
Ibiden Company Limited	18,400	593,920
Ingenico SA	5,163	239,508
Ingram Micro Incorporated†	89,473	1,700,882
Innolux Display Corporation†	919,723	924,312
Insight Enterprises Incorporated†	78,860	1,322,482
Itron Incorporated†«	58,862	3,016,678
Jabil Circuit Incorporated	110,500	2,384,590
Japan Aviation Electronics Industry Limited	2,000	13,618
Japan Cash Machine Company Limited	2,900	23,019
Ju Teng International Holdings Limited	76,000	21,791
Kaga Electronics Company Limited†	3,800	41,772
Keyence Corporation	5,300	1,384,983
Kingboard Chemicals Holdings Limited	89,950	452,795
Kingboard Laminates Holdings Limited	121,000	103,772
KOA Corporation	3,700	40,128
Kudelski SA	2,324	38,965
Kyocera Corporation	24,200	2,526,586
Kyocera Corporation ADR	30	3,164
Laird Group plc	7,493	16,973
Largan Precision Company Limited†	20,244	666,158
LG Innotek Company Limited	2,021	183,719
LG Phillips LCD Company Limited†	35,770	1,189,958
Littelfuse Incorporated	32,451	1,947,060
Mitsumi Electric Company Limited	8,700	94,247
MMI Holdings Limited	52,941	136,971
Molex Incorporated«	34,891	954,967
Molex Incorporated Class A	39,647	905,537
Muramoto Electron Thailand PCL†	300	2,168
Murata Manufacturing Company Limited	28,600	1,792,982
Nan Ya Printed Circuit Board Corporation†	25,434	102,510
National Instruments Corporation	134,589	3,929,999
Nichicon Corporation	9,200	137,249
Nidec Sankyo Corporation	3,000	20,243
Nihon Dempa Kogyo Company Limited	3,200	45,933
Nippon Chemi-Con Corporation	17,000	103,865
Nippon Electric Glass Company Limited	56,000	788,713
Oki Electric Industry Company Limited†	64,000	54,177
Omron Corporation	28,004	718,738
Optex Company Limited†	2,730	36,340
Osaki Electric Company Limited	5,000	46,559
Pan-International Industrial†	58,591	71,764
Premier Farnell plc	18,366	88,521
Ryosan Company Limited	4,200	88,524
Ryoyo Electro Corporation	800	8,058
Samart Corporation PCL†	379,400	117,702
Samsung Electro-Mechanics Company Limited†	7,560	650,812
Samsung SDI Company Limited†	4,754	777,539
Sanshin Electronics Company Limited	900	6,835
Shimadzu Corporation	31,000	273,831
Sintek Photronic Corporation†	188,000	170,569
SMK Corporation†	11,000	45,074

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Electronic Equipment & Instruments (continued)

Spectris plc	5,597	$145,011
Star Micronics Company Limited	2,000	21,175
Synnex Technology International Corporation†	186,462	437,900
Taiyo Yuden Company Limited	15,000	203,901
Tamura Corporation	16,000	50,644
TDK Corporation	16,200	850,644
Tech Data Corporation†	69,053	3,271,041
Teikoky Tsushin Kogyo Company†	2,000	3,607
TOKO Incorporated†	14,000	34,867
Topcon Corporation	6,200	31,338
Toyo Corporation	3,700	39,220
TPK Holding Company Limited†	7,000	228,391
Trimble Navigation Limited†	72,059	3,148,258
Tripod Technology Corporation†	71,407	336,391
Truly International	22,000	3,932
Unimicron Technology Corporation†	208,402	385,431
Venture Corporation Limited†	33,000	237,864
Vishay Intertechnology Incorporated†«	257,354	4,084,208
Vishay Precision Group†	17,769	323,929
Wasion Group Holdings Limited†	28,000	14,941
WBL Corporation Limited	16,000	47,610
Wintek Corporation†	205,000	274,697
WPG Holdings Company Limited†	171,768	318,278
Yageo Corporation†	232,000	126,699
Yamatake Corporation	7,900	171,646
Yaskawa Electric Corporation	33,000	357,895
Yokogawa Electric Corporation	23,500	184,229
Yokowo Company Limited†	3,200	20,297
Young Fast Optoelectronics Company Limited	12,451	84,724

		96,975,874

Internet Software & Services: 1.23%

Access Company Limited	32	24,694
Akamai Technologies Incorporated†	108,248	3,673,396
Alibaba.com Limited	162,766	274,578
AOL Incorporated†«	58,585	1,205,093
Baidu.com Incorporated ADR†	20,072	2,723,971
Daum Communications Corporation†	1,227	119,158
Digital River Incorporated†«	58,857	1,915,795
eAccess Limited	510	249,650
Earthlink Incorporated	179,993	1,421,045
eBay Incorporated†	209,408	6,527,247
Equinix Incorporated†	27,472	2,785,661
G-Resources Group Limited†	1,353,000	125,256
Google Incorporated Class A†	46,342	24,515,845
Gourmet Navigator Incorporated†	1,800	18,263
Gree Incorporated	10,500	230,714
GSI Commerce Incorporated†	88,900	2,600,325
IAC InterActiveCorp†	46,040	1,693,351
Internet Initiative Japan Incorporated	6	21,332
Kakaku.com Incorporated	16	100,307
Mixi Incorporated†	4	14,536
NetEase.com Incorporated ADR†«	12,292	567,030
NHN Corporation†	5,475	974,100
Open Text Corporation†	3,500	228,131
Rackspace Hosting Incorporated†«	61,804	2,719,376
So-Net Entertainment Corporation†	4	15,188
Telecity Group plc†	21,802	194,564
Tencent Holdings Limited	129,100	3,714,965
Tiscali SpA†	588	60
United Internet AG	13,768	268,275
United Online Incorporated«	144,905	881,022

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Internet Software & Services (continued)

ValueClick Incorporated†«	135,290	$2,441,985
VeriSign Incorporated	104,200	3,649,084
VistaPrint NV†	58,872	2,895,325
WebMD Health Corporation†	87,534	4,173,621
White Energy Company Limited†	56,094	116,495
Yahoo! Japan Corporation	1,808	596,456

		73,675,894

IT Services: 1.80%

Acxiom Corporation†	131,619	1,809,761
Alliance Data Systems Corporation†	31,680	2,975,702
Amadeus IT Holding SA	17,035	349,585
Atos Origin SA	2,486	145,394
Broadridge Financial Solutions Incorporated	68,613	1,569,865
CACI International Incorporated Class A†«	45,056	2,875,924
Cap Gemini SA	11,661	665,800
CGI Group Incorporated†	13,600	313,592
Cielo SA	57,487	1,431,937
Cognizant Technology Solutions Corporation Class A†	56,187	4,272,459
Computer Sciences Corporation	84,500	3,370,705
Computershare Limited	60,615	608,384
Convergys Corporation†«	183,277	2,342,280
Corelogic Incorporated	65,656	1,189,030
CSG Systems International Incorporated†«	58,912	1,124,630
CSK Holdings Corporation	14,500	49,988
DST Systems Incorporated	19,800	995,346
Euronet Worldwide Incorporated†«	79,900	1,381,471
Fidelity National Information Services Incorporated	28,100	904,258
Fiserv Incorporated†	90,714	5,852,867
Gartner Incorporated†	50,900	1,986,627
Global Payments Incorporated	48,013	2,494,755
HCL Technologies Limited†	31,652	361,737
Hi Sun Technology China Limited†	309,000	76,680
Indra Sistemas SA	6,012	125,841
Ines Corporation	2,500	15,673
Infosys Technologies Limited†	66,965	4,141,216
Infosys Technologies Limited ADR«	17,827	1,100,817
International Business Machines Corporation	227,646	38,456,239
Iress Market Technology Limited†	10,643	109,890
IT Holdings Corporation	8,106	69,514
Itochu Techno-Science Corporation	3,000	100,773
Logica plc	72,745	165,138
ManTech International Corporation Class A	33,296	1,498,986
Mphasis Limited†	9,756	101,426
NEC Fielding Limited†	800	9,138
Net One Systems Company Limited	60	111,962
Nihon Unisys Limited	9,400	53,625
Nomura Research Institute Limited	17,300	359,117
NS Solutions Corporation	600	10,467
NTT Data Corporation	168	527,435
OBIC Company Limited	990	176,356
Otsuka Corporation	2,000	116,059
Patni Computer Systems Limited†	1,797	14,070
Redecard SA	55,476	836,843
SAIC Incorporated†«	209,849	3,684,948
Satyam Computer Services Limited†	135,961	256,559
Satyam Computer Services Limited ADR†	16,451	59,717
SK C&C Company Limited	2,368	285,262
SMS Management & Technology Limited	7,620	51,258
Tata Consultancy Services Limited†	65,131	1,673,134
Tech Mahindra Limited†	3,875	58,308
Teletech Holdings Incorporated†	51,100	924,910

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

IT Services (continued)

Teradata Corporation†	99,701	$5,562,319
TietoEnator Oyj	2,740	47,791
TKC AS	2,200	45,857
Total System Services Incorporated«	107,550	2,000,430
Transcosmos Incorporated	1,300	13,317
Unisys Corporation†	57,100	1,595,945
Wipro Limited	20,880	206,923
Wipro Limited ADR«	28,596	395,483
Wirecard AG	3,790	67,468
Wright Express Corporation†«	56,451	3,046,096

		107,225,087

Office Electronics: 0.19%

Ability Enterprise Company Limited	40,000	52,553
Brother Industries Limited	35,400	497,711
Canon Incorporated	150,500	7,210,189
Canon Incorporated ADR	7	336
Konica Minolta Holdings Incorporated	67,000	561,416
Neopost SA	1,517	135,833
OCE NV†	3,572	43,180
Ricoh Company Limited	100,565	1,106,696
Riso Kagaku Corporation†	3,700	56,469
Toshiba TEC Corporation	19,000	86,713
Xerox Corporation	148,939	1,520,667

		11,271,763

Semiconductors & Semiconductor Equipment: 3.15%

Advanced Micro Devices Incorporated†	314,500	2,729,860
Advanced Semiconductor Engineering Incorporated†	677,999	837,532
Advantest Corporation	18,500	343,627
Aixtron AG	8,010	319,591
Alicorp†	61,000	94,724
Altera Corporation	59,716	2,871,742
Amkor Technology Incorporated†	171,561	1,096,275
Analog Devices Incorporated	166,100	6,838,337
Applied Materials Incorporated	143,000	1,970,540
ARM Holdings plc	88,071	829,419
ASM International NV	1,848	77,630
ASM Pacific Technology	22,900	311,523
ASML Holding NV	26,664	1,036,240
Atmel Corporation†	252,803	3,797,101
ATMI Incorporated†	50,900	976,771
Axell Corporation†	1,400	27,378
Broadcom Corporation Class A	89,700	3,227,406
Cabot Microelectronics Corporation†«	35,117	1,764,629
Cavium Networks Incorporated†	65,500	2,913,440
CREE Incorporated†«	64,663	2,838,059
CSR plc	9,097	53,753
Cymer Incorporated†	41,406	1,982,105
Cypress Semiconductor Corporation	281,600	6,595,072
Dainippon Screen Manufacturing Company Limited	30,000	249,908
Dialog Semiconductor plc†	8,213	155,720
Disco Corporation	3,000	194,332
Elan Microelectronics Corporation†	44,000	56,349
Elpida Memory Incorporated†	24,100	331,150
Epistar Corporation	114,210	378,614
Fairchild Semiconductor International Incorporated†	212,082	3,825,959
Faraday Technology Corporation†	22,410	35,660
First Solar Incorporated†«	10,100	1,254,925
Formosa Sumco Technology Corporation	12,600	27,700

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Semiconductors & Semiconductor Equipment (continued)

Gintech Energy Corporation	62,865	$150,488
Global Unichip Corporation†	4,386	18,290
Greatek Electronic Incorporated†	58,066	54,810
Hittite Microwave Corporation†	40,200	2,549,484
Hynix Semiconductor Incorporated	79,807	2,226,003
Infineon Technologies AG	66,575	770,393
Inotera Memories Incorporated†	214,888	94,858
Integrated Device Technology Incorporated†	262,682	2,203,902
Intel Corporation	616,134	13,869,176
International Rectifier Corporation†	117,800	3,390,284
Intersil Corporation Class A«	205,779	2,952,929
King Yuan Electronics Company Limited†	144,063	83,199
Kinsus Interconnect Technology Corporation†	27,582	124,161
KLA-Tencor Corporation	93,600	4,034,160
Kontron AG	3,147	36,326
Linear Technology Corporation	116,800	4,040,112
LSI Logic Corporation†	343,993	2,576,508
Macronix International	509,192	319,833
Maxim Integrated Products Incorporated	167,400	4,561,650
Mediatek Incorporated†	168,367	1,880,080
MEMC Electronic Materials Incorporated†	134,814	1,418,243
Microchip Technology Incorporated«	105,100	4,154,603
Micron Technology Incorporated†	482,500	4,921,500
Micronics Japan Company Limited	600	5,823
Microsemi Corporation†	141,800	3,126,690
Mimasu Semiconductor Industry Company Limited	600	6,780
Mitsui High-Tec Incorporated	6,300	29,139
Nanya Technology Corporation†	379,367	154,887
National Semiconductor Corporation	131,400	3,223,242
NetLogic Microsystems Incorporated†«	84,727	3,246,739
Novatek Microelectronics Corporation Limited†	83,790	286,542
Novellus Systems Incorporated†	49,900	1,809,873
ON Semiconductor Corporation†	231,800	2,600,796
PMC-Sierra Incorporated†	386,233	3,028,067
Powertech Technology Incorporated†	96,286	359,514
PV Crystalox Solar plc	8,268	6,528
Q-Cells AG†	3,594	10,711
Radiant Opto Electronics Corporation†	105,000	395,715
Realtek Semiconductor Corporation†	49,983	112,151
Renesas Electronics Corporation†	6,100	55,155
Renewable Energy Corporation AS†	22,630	53,458
RF Micro Devices Incorporated†	460,223	2,899,405
Richtek Technology Corporation†	15,166	114,048
Rohm Company Limited	13,100	747,332
Samsung Electronics Company Limited	15,829	13,230,559
Sanken Electric Company Limited	16,000	100,896
Semiconductor Manufacturing International Corporation†	3,332,000	282,760
Semtech Corporation†«	102,900	2,944,998
Seoul Semiconductor Company Limited	4,653	116,848
Shindengen Electric Manufacturing Company Limited	9,000	42,731
Shinkawa Limited	2,200	18,354
Shinko Electric Industries	6,300	60,055
Silex Systems Limited†	14,168	54,460
Silicon Laboratories Incorporated†	64,865	2,787,898
Siliconware Precision Industries Company†	483,471	650,375
Sino-Tech International Holdings Limited†	2,700,000	55,893
Soitec SA†	3,034	44,033
Solarworld AG	3,922	52,841
STMicroelectronics NV	39,442	440,749
Sumco Corporation	14,300	256,140
Taiwan Semiconductor Manufacturing Company Limited	3,265,298	8,739,518
Teradyne Incorporated†«	306,008	4,899,188
Tessera Technologies Incorporated†	84,100	1,454,930

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Semiconductors & Semiconductor Equipment (continued)

Texas Instruments Incorporated	131,800	$4,652,540
Tokyo Electron Limited	22,500	1,236,658
Tokyo Seimitsu Company Limited	4,100	82,795
Transcend Information Incorporated†	36,130	106,409
Triquint Semiconductor Incorporated†«	271,900	3,521,105
ULVAC Incorporated	9,400	237,220
United Microelectronics Corporation	1,710,301	883,290
Varian Semiconductor Equipment Associates Incorporated†	111,732	6,862,021
VIA Technologies Incorporated†	44,971	51,159
Windbond Electronics Corporation†	630,000	202,034
Xilinx Incorporated	144,400	5,152,192

		187,967,307

Software: 2.60%

ACI Worldwide Incorporated†	49,300	1,595,841
Adobe Systems Incorporated†	93,444	3,235,966
Advent Software Incorporated†	46,780	1,307,501
Ansys Incorporated†«	54,445	3,123,510
Asseco Poland SA	7,139	137,779
Autodesk Incorporated†	138,598	5,956,942
Autonomy Corporation plc†	13,333	394,132
Aveva Group plc	3,449	94,579
Blackboard Incorporated†	50,498	2,175,959
BMC Software Incorporated†	108,900	6,079,887
CA Incorporated	44,400	1,038,960
Cadence Design Systems Incorporated†«	458,900	4,905,641
Capcom Company Limited	5,100	100,048
Check Point Software Technologies†«	92,431	5,076,311
Citrix Systems Incorporated†	35,100	3,075,462
Concur Technologies Incorporated†«	66,720	3,333,998
Dassault Systemes SA	4,240	360,676
DTS Corporation	800	7,862
Factset Research Systems Incorporated	25,841	2,864,733
Fair Isaac Corporation«	65,902	1,927,634
Financial Technologies (India) Limited†	3,146	58,083
Fortinet Incorporated†	27,000	1,309,230
Fuji Soft Incorporated	2,600	36,587
I-Flex Solutions Limited†	2,030	100,180
Informatica Corporation†	56,338	3,304,787
Intuit Incorporated†	53,142	2,868,074
Kingdee International Software Group Company Limited	408,000	234,496
Konami Corporation	12,500	257,790
MacDonald Dettwiler & Associates Limited	2,552	149,561
Mentor Graphics Corporation†	186,472	2,500,590
Micro Focus International plc	20,166	124,432
Micros Systems Incorporated†	48,729	2,488,103
Microsoft Corporation	838,971	20,982,665
Misys plc	22,999	136,881
NCsoft Corporation	1,699	444,764
Neowiz Games Corporation	3,490	149,897
Nice Systems Limited†	4,405	157,431
Nintendo Company Limited	14,800	3,426,279
Nippon System Development Company Limited	4,000	35,382
Nuance Communications Incorporated†«	133,944	2,941,410
Obic Business Consultants Limited†	300	17,483
Oracle Corporation	714,215	24,440,437
Oracle Corporation (Japan)	4,300	187,278
Progress Software Corporation†	101,750	2,754,373
Red Hat Incorporated†	115,952	5,055,507
Rovi Corporation†	63,589	3,685,618
Royalblue Group plc	914	29,244
Sage Group plc	73,020	348,582

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Software (continued)

Salesforce.com Incorporated†	21,767	$3,314,243
SAP AG	59,243	3,680,526
Shanda Interactive Entertainment Limited†	7,308	305,096
Software AG	3,724	207,830
Solera Holdings Incorporated	105,560	6,237,540
Square Enix Company Limited	7,200	115,893
SuccessFactors Incorporated†	45,000	1,578,150
Sumisho Computer Systems	900	13,515
Symantec Corporation†	82,300	1,608,965
Take-Two Interactive Software Incorporated†«	124,940	2,047,767
Tecmo Koei Holdings Company Limited	8,000	62,127
Temenos Group AG†	5,073	178,438
TiVo Incorporated†«	197,367	2,040,775
Trend Micro Incorporated	14,700	445,455
Ubisoft Entertainment†	3,327	33,046
Verifone Holdings Incorporated†	51,699	2,488,273
VMware Incorporated†	47,511	4,623,771
Websense Incorporated†	58,408	1,451,439

		155,451,414

Materials: 7.45%

Chemicals: 2.85%

A Schulman Incorporated	54,294	1,383,954
Achilles Corporation†	8,000	10,698
Adeka Corporation	9,800	93,419
Agrium Incorporated	9,900	868,862
Air Liquide SA	18,207	2,529,249
Air Products & Chemicals Incorporated	37,500	3,565,875
Air Water Incorporated	25,000	298,123
Airgas Incorporated	42,705	2,950,061
Akzo Nobel NV	14,553	1,050,512
Alexandria Mineral Oils Company†	1,424	16,255
Arkema	3,160	346,387
Asahi Kasei Corporation	173,000	1,129,138
Asahi Organic Chemicals Industry Company Limited†	3,000	8,097
Ashland Incorporated	39,589	2,705,512
Asian Paints Limited†	9,321	648,383
BASF SE NPV	57,832	5,348,103
Batu Kawan Berhad	20,600	112,905
Brenntag AG	1,464	174,446
C Uyemura & Company Limited	300	11,943
Castrol India Limited†	13,536	149,123
CF Industries Holdings Incorporated	42,993	6,611,464
Cheil Industries Incorporated†	6,226	796,171
China Petrochemical Development Corporation†	189,100	233,265
China Steel Chemical Corporation†	9,000	49,778
Christian Hansen Holding AS	3,448	82,936
Chugoku Marine Paints Limited	5,000	39,872
Ciech SA†	645	6,159
Clariant AG	17,409	382,512
Coromandel International Limited	25,974	182,271
Croda International	12,493	400,128
Cytec Industries Incorporated	72,775	4,089,227
Daicel Chemical Industries Limited	44,000	281,242
Dainichiseika Color & Chemicals Manufacturing Company Limited†	4,000	18,795
Dainippon Ink & Chemicals Incorporated	139,000	330,831
Daiso Company Limited†	4,000	12,759
DC Chemical Company Limited†	2,413	1,102,357
Denki Kagaku Kogyo Kabushiki Kaisha	66,000	338,462
Dow Chemical Company	128,344	4,637,069
DuluxGroup Limited	38,651	119,269

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Chemicals (continued)

Earth Chemical Company Limited†	1,200	$40,412
Ecolab Incorporated	42,338	2,323,509
EI du Pont de Nemours & Company	103,491	5,516,070
EMS-Chemie Holdings AG	477	100,445
Eternal Chemical Company Limited	89,112	104,638
Filtrona plc	12,643	77,160
FMC Corporation	43,113	3,636,582
Formosa Chemicals & Fibre Corporation†	691,170	2,640,999
Formosa Plastics Corporation†	808,298	3,102,655
Frutarom Industries Limited	1,818	18,757
Fufeng Group Limited	66,000	46,674
Fujimi Incorporated	1,000	12,158
Givaudan SA	483	532,042
Grasim Industries Limited†	6,865	350,946
Grasim Industries Limited GDR	2,371	121,208
Hanwha Chem Corporation†	12,063	547,175
HB Fuller Company	82,928	1,848,465
Hitachi Chemical Company Limited	13,500	272,451
Honam Petrochemical Corporation	1,667	611,715
Huabao International Holdings Limited	294,000	415,067
Huntsman Corporation	113,729	2,155,165
Hyosung Corporation	2,543	191,111
Incitec Pivot Limited	205,550	842,788
Ishihara Sangyo Kaisha Limited†	110,000	130,904
Israel Chemicals Limited	27,021	440,546
Johnson Matthey plc	13,446	468,694
JSR Corporation	26,800	528,701
K&S AG	7,703	613,687
Kaneka Corporation	43,000	288,038
Kansai Paint Company Limited	35,000	313,458
Kanto Denka Kogyo Company Limited	6,000	36,953
Kemira Oyj	5,300	94,730
Kolon Industries Incorporated	2,265	213,036
Koninklijke DSM NV	12,717	851,638
Korea Kumho Petrochemical Company†	2,618	591,940
KP Chemical Corporation†	5,520	145,781
Kuraray Company Limited	44,800	671,643
Kureha Corporation	14,000	62,348
LANXESS AG	4,643	400,838
Lee Chang Yung Chemical Industry Corporation†	59,719	150,251
LG Chem Limited	6,192	3,069,749
Linde AG	11,061	1,871,147
Lintec Corporation	6,500	189,474
Lubrizol Corporation	39,713	5,341,399
Makhteshim-Agan Industries Limited	17,856	94,323
Methanex Corporation	4,300	137,098
Mexichem SAB de CV	117,200	457,828
Minerals Technologies Incorporated	27,642	1,879,656
Mitsubishi Chemical Holdings Corporation	203,000	1,407,128
Mitsubishi Gas Chemical Company Incorporated	67,000	502,233
Mitsui Chemicals Incorporated	143,000	468,421
Monsanto Company	101,008	7,175,608
Mosaic Company	27,380	1,939,873
Nan Ya Plastics Corporation	1,049,570	2,919,033
NewMarket Corporation«	17,358	3,024,111
Nihon Nohyaku Company Limited	2,000	8,858
Nihon Parkerizing Company Limited	6,000	81,266
Nippon Chemical Industrial Company Limited	4,000	8,588
Nippon Kayaku Company Limited	24,000	224,954
Nippon Paint Company Limited	43,000	321,273
Nippon Shokubai Company Limited	20,000	250,276
Nippon Soda Company Limited	15,000	57,416
Nippon Synthetic Chemical Industry Company Limited	7,000	49,123

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Chemicals (continued)

Nippon Valqua Industries Limited	4,000	$11,532
Nissan Chemical Industries Limited	22,000	227,530
Nitto Denko Corporation	21,100	1,098,877
NOF Corporation	17,000	72,371
Novozymes A/S Class B	2,850	478,379
Nufarm Limited	39,523	204,251
Nuplex Industries Limited†	14,767	37,629
OCI Materials Company Limited†	682	81,652
Okamoto Industries Incorporated†	4,000	14,771
Olin Corporation	119,500	2,870,390
Orica Limited	47,407	1,320,645
Oriental Union Chemical Corporation†	72,660	107,759
Petkim Petrokimya Holding SA†	51,350	80,116
Petronas Chemicals Group Berhad	413,500	994,433
Potash Corporation of Saskatchewan	57,000	3,213,439
Praxair Incorporated	56,902	6,022,508
PTT Chemical PCL ADR	67,700	337,383
Rhodia SA	9,480	425,037
Rockwood Holdings Incorporated†	102,300	5,379,957
RPM International Incorporated«	218,518	5,135,173
Sakai Chemical Industry Company Limited	33,000	155,061
Samsung Fine Chemicals Company†	2,398	159,326
Sanyo Chemical Industries Limited	8,000	61,146
Scotts Miracle-Gro Company«	66,692	3,848,128
Sensient Technologies Corporation	84,299	3,207,577
Sherwin-Williams Company	54,300	4,769,712
Shikoku Chemicals Corporation†	4,000	22,279
Shin-Etsu Chemical Company Limited	52,900	2,735,536
Shin-Etsu Polymer Company Limited	3,100	15,441
Showa Denko KK	179,000	362,348
Sidi Kerir Petrochemcials Company	9,866	24,076
Sigma-Aldrich Corporation	63,444	4,459,479
Sika AG	120	305,874
Sino Union Energy Investment Group Limited†	280,000	26,281
Sinochem Hong Kong Holding Limited	212,000	98,676
SK Chemicals Company Limited†	1,933	117,863
SKC Company Limited†	2,740	169,861
Solvay SA	3,563	532,748
ST Corporation†	700	7,360
Stella Chemifa Corporation	600	20,155
Sumida Electric	3,100	90,326
Sumitomo Bakelite Company Limited	25,000	162,557
Sumitomo Chemical Company Limited	207,000	1,031,064
Symrise AG	6,829	213,259
Syngenta AG	5,943	2,052,770
Synthos SA†	150,781	296,770
Taiwan Fertilizer Company Limited	113,000	370,266
Taiyo Nippon Sanso Corporation	48,000	372,175
Takasago International Corporation	13,000	62,360
Tata Chemicals Limited†	33,523	283,805
Teijin Limited	125,000	573,549
Tenma Corporation†	1,000	10,023
Tessenderlo Chemie NV	41	25
Tessenderlo Chemie NV VVPR Strips†	865	38,029
The Israel Corporation Limited	200	218,102
Tikkurila Oyj	1,325	31,253
Toagosei Company Limited	25,000	126,365
Tokai Carbon Company Limited	21,000	114,906
Tokuyama Corporation	47,000	226,610
Tokyo Ohka Kokyo	4,200	89,349
Toray Industries Incorporated	221,000	1,670,175
Tosoh Corporation	78,000	310,048
Toyo Ink Manufacturing Company Limited	22,000	103,104

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Chemicals (continued)

TSRC Corporation†	63,000	$192,142
UBE Industries Limited Japan	152,000	468,065
Umicore SA	6,920	381,363
United Phosphorus Limited†	41,622	149,874
Victrex plc	3,441	85,416
Wacker Chemie AG	925	206,331
WR Grace & Company†«	90,535	4,236,133
Yara International ASA	10,800	649,847
Yushiro Chemical Industry Company Limited†	600	7,692
Zaklady Azotowe Pulawy SA	351	16,376
Zeon Corporation	29,000	252,251

		170,410,964

Construction Materials: 0.29%

Adelaide Brighton Limited	79,668	267,956
Ambuja Cements Limited†	115,978	357,242
Anhui Conch Cement Company Limited	168,000	748,481
Asia Cement Corporation†	315,329	435,191
Associated Cement Companies Limited†	17,798	405,883
BBMG Corporation	183,000	274,358
Boral Limited	90,921	447,543
Brickworks Limited	6,701	75,127
Buzzi Unicem SpA	3,462	48,003
Cemex SAB de CV†	1,604,348	1,395,025
China Resources Cement Holdings Limited	334,000	329,390
China Shanshui Cement Group Limited	198,000	213,852
Ciments Francais SA	116	11,645
Cimpor Cimentos de Portugal SA	13,097	99,988
CRH plc	50,759	1,105,570
Fletcher Building Limited	7,818	57,098
Fletcher Building Limited	88,566	652,211
Goldsun Development & Construction Company Limited†	145,223	73,481
Heidelbergcement AG	8,903	619,219
Holcim Limited	15,225	1,212,074
Imerys SA	1,463	106,954
India Cements Limited†	26,354	49,408
Indocement Tunggal Prakarsa TBK PT	253,000	500,931
Italcementi SpA	3,427	33,462
Italcementi SpA RSP	2,435	12,068
Italmobiliare SpA	261	6,460
James Hardie Industries NV†	50,042	312,579
Lafarge Malayan Cement Berhad†	30,270	72,294
Lafarge SA	10,817	746,581
Martin Marietta Materials Incorporated«	27,589	2,363,274
Nuh Cimento Sanayi AS†	7,805	60,153
Pretoria Portland Cement Company Limited	76,819	309,065
RHI AG†	386	12,296
SA Des Ciments Vicat	887	75,529
Semen Gresik Persero TBK PT	414,500	471,050
Shree Cement Limited†	2,671	107,830
Siam Cement Pub Company	31,300	421,465
Siam City Cement PCL	10,000	77,558
Suez Cement Company†	4,510	30,353
Sumitomo Osaka Cement Company Limited	40,000	101,583
Taiheiyo Cement Corporation	122,000	229,003
Taiwan Cement Corporation	506,746	737,387
TCC International Holdings Limited	39,000	23,067
Texas Industries Incorporated«	34,012	1,424,763
Titan Cement Company SA	2,650	64,831
Ultra Tech Cement Limited†	13,602	309,695

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Construction Materials (continued)

YTL Cement Berhad†	14,000	$25,112

		17,514,088

Containers & Packaging: 0.73%

Amcor Limited	154,882	1,195,663
AMVIG Holdings Limited	14,000	9,901
AptarGroup Incorporated	94,482	5,045,339
Ball Corporation	98,500	3,891,735
Bemis Company Incorporated	58,614	1,941,296
Cascades Incorporated	2,512	16,127
CCL Industries Incorporated	424	14,429
Crown Holdings Incorporated†	96,093	3,902,337
DS Smith plc	15,849	55,011
FP Corporation	1,500	87,229
Fuji Seal International Incorporated	2,400	46,787
Greif Incorporated Class A	36,680	2,425,282
Huhtamaki Oyj	4,400	60,091
La Seda de Barcelona SA†	48,278	6,322
Mayr-Melnhof Karton AG†	155	18,380
Nihon Yamamura Glass Company Limited	9,000	22,414
Owens-Illinois Incorporated†	93,911	3,016,421
Packaging Corporation of America	56,501	1,644,179
Rengo Company Limited	29,000	190,345
Rexam plc	60,844	400,353
Rock-Tenn Company Class A«	117,045	8,992,559
Sealed Air Corporation	88,000	2,259,840
Silgan Holdings Incorporated	27,600	1,238,964
Smurfit Kappa Group plc†	6,101	75,780
Sonoco Products Company	55,939	1,981,359
Temple-Inland Incorporated	182,600	4,334,924
Toyo Seikan Kaisha Limited	24,000	370,409

		43,243,476

Metals & Mining: 3.34%

Aber Diamond Corporation†	3,050	53,769
Acerinox SA	7,510	143,525
African Minerals Limited†	11,252	101,617
African Rainbow Minerals Limited†	11,342	340,409
Agnico Eagle Mines Limited	9,622	622,001
Aichi Steel Corporation	18,000	115,274
Alacer Gold Corporation†	13,205	127,164
Alamos Gold Incorporated	6,612	99,434
Allegheny Technologies Incorporated«	55,139	3,694,313
Alumina Limited	317,758	783,751
Aluminum Corporation of China Limited	516,000	455,137
Aneka Tambang TBK PT	392,674	98,910
Anglo American plc	85,770	4,275,075
Anglo Platinum Limited	11,072	1,058,370
Anglogold Ashanti Limited	57,235	2,638,894
Antofagasta plc	23,413	511,856
APERAM	2,997	109,679
Aquarius Platinum Limited	50,501	281,475
ArcelorMittal	59,957	1,999,634
Assore Limited	15,107	480,249
Atlas Iron Limited†	113,981	450,302
Aurizon Mines Limited†	6,389	36,863
Ausdrill Limited†	6,943	25,873
Barrick Gold Corporation	62,500	2,992,594
Beadell Resources Limited†	66,580	60,072
BHP Billiton Limited	438,299	20,760,199

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Metals & Mining (continued)

BHP Billiton plc	139,983	$5,533,435
Bhushan Steel Limited	8,325	84,072
BlueScope Steel Limited	240,441	374,827
Boliden AB	21,000	410,714
Borneo Lumbung Energi & Metal TBK PT†	1,254,000	223,312
Bradespar SA	4,300	118,201
Cap SA†	13,343	673,106
Carpenter Technology Corporation«	64,900	3,411,793
Centamin Egypt Limited†	66,898	139,980
Centerra Gold Incorporated	13,776	253,097
CGA Mining Limited†	28,363	78,437
China Metal Recycling Holdings Limited	65,400	90,986
China Mining Resources Group Limited†	156,000	2,668
China Rare Earth Holdings Limited	278,043	111,184
China Steel Corporation	1,608,965	1,925,795
China Zhongwang Holdings Limited	128,000	54,476
Chubu Steel Plate Company Limited	2,600	15,152
Chung Hung Steel Corporation†	106,687	57,333
Cia de Minas Buenaventura SA†	19,009	822,326
Cia Minera Milpo SA	65,483	160,927
Cia Siderurgica Nacional SA	115,178	1,608,951
Cia Vale do Rio Doce	192,946	6,145,167
Cliffs Natural Resources Incorporated	81,316	7,375,361
Coal of Africa Limited†	38,864	50,211
Coeur D’alene Mines Corporation†	150,494	4,149,120
Commercial Metals Company	190,834	2,841,518
Compania de Minas Buenaventura SA ADR«	5,559	245,263
Compass Minerals International Incorporated«	48,609	4,519,179
Cudeco Limited†	10,995	42,029
Daido Steel Company Limited	51,000	310,342
Delong Holdings Limited†	7,000	2,213
Detour Gold Corporation†	4,548	145,333
Dongkuk Steel Mill Company Limited†	3,623	132,948
Dowa Mining Company Limited	39,000	231,100
Eastern Platinum Limited†	32,617	34,339
El Ezz Aldekhela Steel Alexandria†	164	17,676
El Ezz Steel Company†	15,612	25,906
Eldorado Gold Corporation	34,270	543,665
Equinox Minerals Limited†	61,002	511,262
Eramet	305	102,248
Eregli Demir Ve Celik Fabrikalari Tas	147,713	373,922
Eurasian Natural Resources Corporation	13,254	184,343
European Goldfields Limited†	6,327	88,422
Exxaro Resources Limited	8,718	206,738
Feng Hsin Iron & Steel Company†	61,690	110,864
First Quantum Minerals Limited	8,704	1,183,712
Fortescue Metals Group Limited	169,187	1,177,834
Fosun International	168,000	132,847
Franco-Nevada Corporation	8,007	308,429
Fresnillo plc	9,400	225,450
Fushan International Energy Group Limited	358,000	229,695
Gabriel Resources Limited†	32,774	236,794
Gammon Lake Resources Incorporated†	6,192	63,911
Gerdau SA	18,606	174,533
Gindalbie Metals Limited†	42,268	43,326
Godo Steel Limited	7,000	17,090
Gold Fields Limited	101,356	1,681,739
Goldcorp Incorporated	49,880	2,494,901
Golden Star Resources Limited†	13,559	35,967
Grupo Mexico SAB de CV	508,414	1,816,707

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Metals & Mining (continued)

Harmony Gold Mining Company Limited	51,222	$712,634
Hecla Mining Company†«	437,777	3,716,727
Hidili Industry International Development Limited†	88,000	76,941
Hindalco Industries Limited†	141,841	621,430
Hindalco Industries Limited GDR††	47,917	209,934
Hindustan Zinc Limited	26,260	80,771
Hitachi Metals Limited	21,000	272,322
Hudbay Minerals Incorporated	8,587	129,844
Hyundai Hysco†	8,120	386,004
Hyundai Steel Company†	7,606	838,729
Iamgold Corporation	22,249	468,932
Iluka Resources Limited	52,961	884,428
Impala Platinum Holdings Limited	85,287	2,366,874
Independence Group NL	26,428	174,672
Indophil Resources NL†	13,243	7,989
Industrias Penoles SAB de CV	14,823	577,697
Inmet Mining Corporation	2,652	190,240
International Nickel Indonesia TBK	247,428	138,418
Intrepid Mines Limited†	100,257	203,394
Ivanhoe Mines Limited†	21,381	538,028
JFE Holdings Incorporated	70,400	1,753,306
Jiangxi Copper Company Limited	198,000	670,833
Jindal Steel & Power Limited†	66,764	962,220
JSC MMC Norilsk Nickel ADR«	180,333	4,520,948
JSW Steel Limited†	18,584	402,767
Kazakhmys plc	16,983	367,092
KGHM Polska Miedz SA	18,365	1,285,202
Kingsgate Consolidated Limited	17,603	147,358
Kinross Gold Corporation	69,907	1,098,193
Kobe Steel Limited	383,000	822,292
Korea Zinc Company Limited	1,674	632,898
Koza Altin Isletmeleri AS	13,742	182,974
Kumba Iron Ore Limited	9,411	640,993
Kyoei Steel Limited	2,500	40,609
Labrador Iron Ore Royalty Corporation	1,778	134,518
Lake Shore Gold Corporation†	38,384	143,814
Lonmin plc	8,473	223,009
Lundin Mining Corporation†	21,355	158,699
Lynas Corporation Limited†	209,390	529,875
MacArthur Coal Limited	26,063	331,162
Major Drilling Group International	4,509	72,043
Maruichi Steel Tube Limited	12,400	313,233
Medusa Mining Limited	21,450	199,487
Melewar Industrial Group†	1	0
Mercator Minerals Limited†	33,385	106,476
Midas Holdings Limited	65,000	35,310
Minara Resources Limited	62,536	49,412
Mincor Resources NL	16,028	19,168
Minefinders Corporation†	4,880	65,026
Minera Frisco SAB de CV†	76,677	319,631
Mineral Deposit Limited†	5,125	35,843
Mirabela Nickel Limited†	50,990	111,611
Mitsubishi Materials Corporation	167,000	514,256
Mitsubishi Steel Manufacturing Company Limited	10,000	31,407
Mitsui Mining & Smelting Company Limited	75,000	239,234
Mitsui Mining Company Limited	5,500	9,109
Mittal Steel South Africa Limited	25,355	304,542
Mongolian Mining Corporation†	163,500	191,306
Mount Gibson Iron Limited†	106,035	210,021
Murchison Metals Limited†	36,942	38,656
Mytilineos Holdings SA†	1,152	8,538
Nakayama Steel Works Limited	14,000	18,550
Nakornthai Strip Mill plc†	5,418,300	42,917

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Metals & Mining (continued)

National Aluminium Company Limited	36,556	$74,135
Neturen Company Limited	900	6,846
New Gold Incorporated†	25,086	255,042
Newcrest Mining Limited	98,612	4,180,130
Newmont Mining Corporation	89,164	5,044,007
Newmont Mining Corporation of Canada Limited	3,222	182,542
Nippon Denko Company Limited	10,000	61,833
Nippon Light Metal Company Limited	79,000	157,011
Nippon Metal Industry Company Limited	19,000	20,979
Nippon Steel Corporation	826,000	2,452,362
Nippon Yakin Kogyo Company Limited	12,500	33,431
Nisshin Steel Company Limited	107,000	204,785
Nittetsu Mining Company Limited	3,000	12,624
NMDC Limited	49,440	294,588
Norddeutsche Affinerie AG	2,066	128,991
Norsk Hydro ASA	56,832	455,635
Northam Platinum Limited	51,691	347,321
Northern Dynasty Minerals†	2,200	27,885
Northgate Minerals Corporation†	15,900	46,608
NovaGold Resources Incorporated†	6,820	78,840
Nyrstar	7,466	100,030
Nyrstar VVPR Strip†	3,073	18
Ocean Grand Holdings Limited†(a)	306,000	0
Om Holdings Limited	28,126	28,380
OneSteel Limited	158,525	319,065
Osisko Mining Corporation†	24,959	367,616
Outokumpu Oyj	5,218	76,894
OZ Minerals Limited	40,604	612,605
Pacific Metals Company Limited	14,000	96,700
Pan American Silver Corporation	5,599	190,187
PanAust Limited†	77,441	334,885
Perseus Mining Limited†	78,037	227,474
Petropavlovsk plc	8,612	110,571
Philex Mining Corporation	281,700	132,515
Pilot Gold Incorporated†	4,936	15,743
POSCO†	10,016	4,060,603
Quadra FNX Mining Limited†	9,673	146,865
Randgold Resources Limited	5,192	428,323
Rautaruukki Oyj	4,052	95,691
Real Gold Mining Limited(a)	41,000	48,669
Regis Resources Limited†	88,984	224,230
Reliance Steel & Aluminum Company	40,200	2,070,702
Rio Tinto Limited	56,382	4,906,452
Rio Tinto plc	88,326	6,167,824
Royal Gold Incorporated«	31,785	1,971,306
RTI International Metals Incorporated†«	44,432	1,694,192
Sally Malay Mining Limited	21,272	45,881
Salzgitter AG	2,771	204,771
Sandfire Resources NL†	24,651	186,880
Sanyo Special Steel Company Limited	18,000	108,208
Schnitzer Steel Industries Incorporated	35,409	2,092,672
Seabridge Gold Incorporated†	2,100	62,901
Semafo Incorporated†	15,505	135,550
Sesa Goa Limited†	55,179	355,120
Sherritt International Corporation	13,540	99,924
Shree Precoated Steels Limited†	3,781	550
Silver Standard Resources Incorporated†	5,023	148,277
Silver Wheaton Corporation	21,841	805,695
Silvercorp Metals Incorporated	8,391	93,710
Sims Group Limited	27,457	498,979
Sociedad Minera Cerro Verde SA†	3,244	129,111
Sociedad Minera El Brocal SA	3,920	58,793
SSAB Svenskt Stal AB Class A	9,251	154,547

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Metals & Mining (continued)

SSAB Svenskt Stal AB Class B†	4,150	$59,714
St Barbara Limited†	20,892	43,611
Steel Authority of India Limited†	76,756	239,580
Steel Dynamics Incorporated	117,100	2,002,410
Sterlite Industries India Limited	234,216	891,731
Straits Resources Limited†	76,749	58,593
Sumitomo Light Metal Industries Limited	128,000	125,629
Sumitomo Metal Industries Limited	491,000	999,951
Sumitomo Metal Mining Company Limited	72,000	1,160,692
Sumitomo Titanium Corporation	3,700	285,069
Sundance Resources Limited Australia†	558,512	235,559
Sylvania Platinum Limited†	6,222	4,152
Talvivaara Mining Company plc	21,825	180,441
Taseko Mines Limited†	8,732	45,244
Tata Steel Limited†	92,448	1,208,833
Teck Cominco Incorporated Limited	31,308	1,642,228
Teranga Gold Corporation	13,496	35,594
Thompson Creek Metals Company Incorporated†	6,878	74,399
Thyssenkrupp AG	21,395	1,016,209
Toho Titanium Company Limited†	3,000	91,277
Toho Zinc Company Limited	18,000	81,708
Tokyo Rope Manufacturing Company Limited	29,000	116,342
Tokyo Steel Manufacturing Company Limited	11,200	106,353
Ton Yi Industrial Corporation†	47,000	27,717
Topy Industries Limited	18,000	45,491
Trans Hex Group Limited†	3,465	1,679
Tung Ho Steel Enterprise Corporation†	87,962	101,139
Tycoons Worldwide Groups Thailand PCL†	54,500	15,019
United Company Rusal plc	365,000	540,647
United States Steel Corporation«	85,507	3,942,728
Usinas Siderurgicas de Minas Gerais SA†	39,588	583,376
Vedanta Resources plc	6,812	241,147
Viohalco SA	1,430	8,108
Voestalpine AG	6,845	342,605
Volcan Cia Minera Saa	138,637	161,835
Walter Industries Incorporated	39,754	4,951,361
Western Areas NL	13,015	88,661
Worthington Industries«	102,719	2,242,356
Xingda International Holdings Limited	186,000	199,217
Xstrata plc	123,354	2,892,585
Yamana Gold Incorporated	53,481	686,142
Yamato Kogyo Company Limited	6,500	210,606
Yieh Phui Enterprise†	120,587	46,919
Yodogawa Steel Works Limited	16,000	65,170
Zijin Mining Group Company Limited Class H	562,000	425,618
ZPH Stalprodukt SA	474	64,804

		199,524,814

Paper & Forest Products: 0.24%

AbitibiBowater Incorporated†	40,200	996,960
Ahlstrom Oyj†	1,791	44,589
Canfor Corporation†	5,308	60,704
China Grand Forestry Resources Group Limited†	3,638,000	98,699
Chuetsu Pulp & Paper Company Limited†	4,000	6,625
Compania Manufacturera De Papeles y Cartones SA†	17,078	903,773
Daiken Corporation	5,000	16,378
Daio Paper Corporation	10,000	69,807
Fibria Celulose SA	22,015	341,021
Gunns Limited	59,667	21,024
Hokuetsu Paper Mills Limited	16,000	94,418
Holmen AB Class B	2,500	87,257

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Paper & Forest Products (continued)

Lee & Man Paper Manufacturing Limited	168,000	$101,958
Louisiana-Pacific Corporation†«	217,195	1,820,094
MeadWestvaco Corporation	91,900	3,126,438
Mitsubishi Paper Mills Limited	15,000	14,538
Mondi plc	17,129	172,304
Mondi Swiecie SA†	1,542	49,965
Nine Dragons Paper Holdings Limited	149,000	141,196
Nippon Paper Group Incorporated	13,400	282,434
OJI Paper Company Limited	127,000	562,471
Paperlinx Limited	60,182	10,924
Rayonier Incorporated	44,746	2,970,687
Sappi Limited	61,001	326,307
Shihlin Paper Corporation†	26,000	53,439
Sino-Forest Corporation†	14,102	280,483
Stora Enso Oyj	32,900	367,881
Svenska Cellulosa AB Class A†	1,000	15,539
Svenska Cellulosa AB Class B	42,500	660,764
Tokushu Tokai Holdings Company Limited†	7,000	13,397
UPM-Kymmene Oyj	32,665	615,807
West Fraser Timber Company Limited	1,275	65,734
Yuen Foong Yu Paper Manufacturing Company Limited†	172,971	83,899

		14,477,514

Telecommunication Services: 2.82%

Diversified Telecommunication Services: 1.72%

AboveNet Incorporated	33,083	2,582,790
AT&T Incorporated	666,998	21,050,457
BCE Incorporated	18,000	724,570
Belgacom SA	8,553	298,115
Bell Aliant Incorporated	11,577	347,722
Bezeq Israeli Telecommunication Corporation Limited	139,782	355,150
BT Group plc	504,090	1,665,089
Cable & Wireless Communication plc	158,839	118,155
Cable & Wireless Worldwide plc	158,839	129,783
CenturyTel Incorporated	58,771	2,538,319
China Telecom Corporation Limited	2,202,000	1,319,385
China Unicom Limited	1,821,688	4,042,808
Chunghwa Telecom Company Limited	591,602	1,932,301
Cincinnati Bell Incorporated†«	363,158	1,154,842
Citic 1616 Holdings Limited	350	95
Colt Telecom Group SA†	4,296	10,247
Deutsche Telekom AG	192,004	2,854,312
Elisa Oyj	8,050	177,710
France Telecom SA	111,534	2,552,085
France Telecom SA ADR«	11,264	258,058
Frontier Communications Corporation«	559,541	4,951,938
Hellenic Telecommunications Organization SA†	12,060	123,224
Hutchison Telecommunications Hong Kong Holdings Limited	196,000	64,012
ILIAD SA	714	91,449
Inmarsat plc	28,161	279,339
KT Corporation†	16,761	584,767
Level 3 Communications Incorporated†«	2,831,500	6,484,135
LG Telecom Limited†	31,079	165,597
Magyar Telekom plc	48,339	142,469
Mahanagar Telephone Nigam Limited†	8,074	8,138
Manitoba Telecom Services Incorporated	3,045	108,304
Netia SA†	38,966	81,664
Nippon Telegraph & Telephone Corporation	57,400	2,690,075
Oilexco Incorporated†(a)	3,636	0
PCCW Limited	793,000	305,888

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Diversified Telecommunication Services (continued)

Portugal Telecom SGPS SA	44,738	$488,663
Royal KPN NV	98,795	1,450,904
Shin Satellite PCL	188,600	52,908
Singapore Telecommunications Limited	687,100	1,788,293
Singapore Telecommunications Limited GDR	324,000	824,875
SK Broadband Company Limited	33,822	128,029
Swisscom AG	1,286	591,660
TalkTalk Telecom Group plc	22,153	52,658
Tata Communications Limited†	3,567	17,017
TDC AS	4,735	43,071
Tele Norte Leste Participacoes SA†	12,254	253,274
Tele2 AB	16,685	326,322
Telecom Argentina SA ADR	2,951	71,119
Telecom Corporation of New Zealand Limited	244,383	487,704
Telecom Egypt†	36,313	94,969
Telecom Italia RSP	378,573	463,084
Telecom Italia SpA	651,892	924,534
Telecom Malaysia Berhad	196,600	254,036
Telecomunicacoes de Sao Paulo SA†	3,600	96,974
Telefonica O2 Czech Republic AS	10,454	252,295
Telefonica SA	226,524	5,501,091
Telefonos de Mexico SA de CV	896,736	805,340
Telekom Austria AG	18,285	236,825
Telekomunikacja Polska SA	85,222	560,982
Telekomunikasi Indonesia TBK PT	1,560,500	1,407,750
Telenet Group Holding NV	2,640	120,150
Telenor ASA	52,600	889,911
Teliasonera AB	128,151	998,180
Telkom South Africa Limited	22,371	119,569
Telstra Corporation Limited	585,698	1,888,644
Telus Corporation(a)	3,543	193,926
Telus Corporation (non-voting)	8,300	433,911
True Corporation PCL	262,500	38,985
TT&T PCL	270,800	1,072
Turk Telekomunikasyon AS	75,442	341,296
TW Telecom Incorporated†«	227,871	4,944,801
Verizon Communications Incorporated	317,324	11,718,775
Windstream Corporation	269,635	3,626,591
Xl Axiata TBK PT	244,500	176,167

		102,859,347

Wireless Telecommunication Services: 1.10%

Advanced Info Service PCL	202,100	646,987
America Movil SAB de CV Class A	11,397	30,026
America Movil SAB de CV Class L	2,897,568	7,646,290
American Tower Corporation Class A†	73,802	4,094,535
Bharti Airtel Limited†	186,557	1,549,568
Cellcom Israel Limited	6,225	188,417
China Mobile Limited	754,000	6,888,169
Crown Castle International Corporation†«	45,566	1,886,888
Digi.com Berhad	39,300	372,048
Egyptian Company For Mobile Services†	2,934	72,525
Empresa Nacional de Telecomunicaciones SA†	11,355	212,517
Far Eastone Telecommunications Company Limited	322,722	501,139
Freenet AG	3,280	44,413
Globe Telecom Incorporated	4,050	83,322
Idea Cellular Limited†	220,290	335,729
KDDI Corporation	399	2,848,951
Maxis Berhad	315,700	568,375
Mobile Telesystems ADR	100,000	2,027,000
Mobilone Limited	94,400	185,991

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Wireless Telecommunication Services (continued)

Mobistar SA	1,295	$92,744
MTN Group Limited	152,721	3,245,995
NTT DoCoMo Incorporated	1,852	3,449,069
NTT DoCoMo Incorporated ADR	22,450	417,795
Okinawa Cellular Telephone Company	6	12,801
Orascom Telecom Holding SAE†	313,006	228,618
Partner Communications Company Limited†	5,768	98,623
Philippine Long Distance Telephone Company	20,630	1,110,186
PT Indonesian Satellite Corporation TBK	138,500	85,188
Reliance Communications Limited†	99,697	198,088
Reliance Communications Limited GDR††	32,828	65,226
Rogers Communications Incorporated	27,400	1,044,698
SBA Communications Corporation†«	68,213	2,680,089
SK Telecom Company Limited	5,006	742,214
SmarTone Telecommunications Holding Limited	47,500	76,099
Softbank Corporation	111,200	4,290,566
Sprint Nextel Corporation†	330,731	1,934,776
StarHub Limited	55,000	124,417
Taiwan Mobile Company Limited	472,447	1,276,037
Tata Teleservices Maharashtra Limited†	26,818	9,258
Telephone & Data Systems Incorporated	28,699	938,457
Telephone & Data Systems Incorporated Special Shares	71,496	2,037,636
TM International SDN Berhad	406,850	675,718
Total Access Group Incorporated†	81,100	153,903
Turkcell Iletisim Hizmetleri AS	104,104	579,243
United States Cellular Corporation†«	9,019	445,539
Vodafone Group plc	3,272,355	9,094,615

		65,290,488

Utilities: 4.30%

Electric Utilities: 1.76%

Acciona SA	1,157	125,477
AES Corporation†	89,700	1,162,512
Allete Incorporated	50,232	2,003,252
American Electric Power Company Incorporated	51,698	1,974,864
Atel Holding AG†	575	221,465
BKW FMB Energie AG	678	48,173
Brookfield Infrastructure Partners LP	4,875	120,656
Centrais Electricas Brasileiras SA	36,800	522,466
CESC Limited†	11,882	73,542
CEZ AS	26,282	1,448,697
Cheung Kong Infrastructure Holdings Limited	45,000	212,637
Chubu Electric Power Company Incorporated	95,700	1,505,182
Cia Energetica de Minas Gerais†	5,980	90,169
Cia General de Electricidad SA	33,397	199,728
Cleco Corporation«	103,226	3,622,200
CLP Holdings Limited	256,500	2,189,898
Contact Energy Limited†	28,941	143,197
CPFL Energia SA	8,154	234,167
DPL Incorporated	68,475	2,065,891
Duke Energy Corporation	145,931	2,736,206
E.ON AG	127,140	3,610,856
Edison International	34,768	1,368,468
Electricite de France	16,314	661,712
Emera Incorporated	6,489	215,999
Empresa Electrica Pehuenche SA	6,772	43,704
Endesa SA	3,909	131,663
Enea SA	23,564	169,198
Enel SpA	414,362	2,846,775
Energias de Portugal SA	133,061	494,997

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Electric Utilities (continued)

Enersis SA (Chile)	1,805,288	$781,029
Entergy Corporation	19,839	1,352,028
EVN AG†	581	11,350
Exelon Corporation	73,100	3,059,235
FirstEnergy Corporation	46,946	2,094,731
Fortis Incorporated (Canada)	9,974	339,827
Fortum Oyj	27,416	917,314
Great Plains Energy Incorporated	74,346	1,573,905
Hawaiian Electric Industries Incorporated«	157,684	3,915,294
Hokkaido Electric Power Company Incorporated	26,600	389,324
Hokuriku Electric Power Company	26,500	448,331
Hong Kong Electric Holdings Limited	165,105	1,179,268
Iberdrola SA	242,649	2,147,556
IDACORP Incorporated«	83,363	3,282,001
Infratil Limited	44,595	69,137
ITC Holdings Corporation	75,112	5,429,846
Japan Wind Development Company Limited†	12	22,466
Kansai Electric Power Company Incorporated	109,000	1,850,767
Korea Electric Power Corporation†	38,644	1,068,919
KSK Energy Ventures Limited†	40,370	98,987
Kyushu Electric Power Company Incorporated	58,700	886,513
Manila Electric Company†	52,410	291,005
Nextera Energy Incorporated	45,711	2,648,952
Northeast Utilities	97,322	3,429,627
NV Energy Incorported	133,579	2,106,541
Pepco Holdings Incorporated	124,388	2,484,028
Pinnacle West Capital Corporation	61,804	2,797,249
PNM Resources Incorporated	130,537	2,157,777
Polska Grupa Energetyczna SA	65,305	586,498
Portland General Electric Company	127,553	3,312,551
Power Grid Corporation of India Limited	234,622	526,330
PPL Corporation	62,566	1,763,736
Progress Energy Incorporated	33,929	1,615,699
Public Power Corporation SA	5,300	70,247
Red Electrica de Espana	6,567	396,640
Reliance Energy Limited†	21,390	270,218
Romande Energie Holding SA†	7	13,460
RWE AG	27,089	1,580,012
Scottish & Southern Energy plc	57,022	1,292,580
Shikoku Electric Power Company Incorporated	27,700	568,545
Southern Company	92,838	3,720,947
SP AusNet	140,331	139,350
Spark Infrastructure Group††	222,795	293,793
Tata Power Company Limited†	24,451	668,637
Tauron Polska Energia SA	210,484	506,340
Tenaga Nasional Berhad	310,837	734,114
Terna SpA	78,220	382,050
The Chugoku Electric Power Company Incorporated	37,600	531,410
The Okinawa Electric Power Company Incorporated	1,600	63,501
Tohoku Electric Power Company Incorporated	63,500	741,651
Tokyo Electric Power Company Incorporated	206,100	801,542
Torrent Power Limited	26,581	146,610
Trustpower Limited	3,817	23,293
Unisource Energy Corporation	61,109	2,315,420
Verbund Oesterreichische Elektrizitaetswirtschafts AG	4,699	211,052
Westar Energy Incorporated«	187,513	5,098,478

		105,451,462

Gas Utilities: 0.81%

AGL Resources Incorporated	132,469	5,445,801
APA Group	59,087	271,288

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Gas Utilities (continued)

Atmos Energy Corporation	153,046	$5,104,084
Aygaz AS†	12,972	84,532
China Gas Holdings Limited	462,000	194,249
Enagas SA	12,390	292,063
Energen Corporation	40,426	2,517,327
Envestra Limited	30,047	20,212
Gail India Limited†	70,916	700,265
Gas Natural SDG SA	13,417	254,871
Hong Kong & China Gas Company Limited	610,946	1,410,839
Korea Gas Corporation†	3,903	134,362
Laclede Group Incorporated	35,548	1,336,960
Northwest Natural Gas Company«	39,037	1,763,301
Oneok Incorporated	54,746	3,891,893
Osaka Gas Company Limited	257,000	908,060
Perusahaan Gas Negara PT	1,582,000	750,641
Petronas Gas Berhad	25,900	97,388
Piedmont Natural Gas Company Incorporated«	115,190	3,625,029
Questar Corporation	93,903	1,627,339
Saibu Gas Company Limited	32,000	71,451
Shizuoka Gas Company Limited	5,500	30,364
Snam Rete Gas SpA	86,225	508,506
South Jersey Industries Incorporated«	43,869	2,455,348
Southwest Gas Corporation	75,707	2,957,115
Toho Gas Company Limited	68,000	325,359
Tokyo Gas Company Limited	342,000	1,451,748
UGI Corporation	187,539	6,147,528
WGL Holdings Incorporated«	85,655	3,361,959
Xinao Gas Holdings Limited	94,000	326,937
Yingde Gases Group Company	206,000	186,205

		48,253,024

Independent Power Producers & Energy Traders: 0.32%

Aboitiz Power Corporation	223,000	155,420
Adani Power Limited†	93,197	239,174
Babcock & Brown Wind Partners	70,286	23,265
Brookfield Renewable Power Fund	2,800	66,904
China Longyuan Power Group	323,000	348,859
China Resources Power Holdings Company	220,600	443,052
Colbun SA†	956,543	275,738
Constellation Energy Group Incorporated	98,800	3,673,384
Drax Group plc	16,810	128,639
Dynegy Incorporated†	170,899	1,035,648
EDF Energies Nouvelles SA	525	30,418
Edison SpA	19,099	22,538
EDP Renovaveis SA†	9,632	65,772
Electric Power Development Company	18,000	423,997
Electricity Generating PCL†	29,800	94,416
Empresa Nacional de Electricidad SA (Chile)	468,386	869,565
Energy World Corporation Limited†	25,459	14,136
Etrion Corporation†	2,567	2,288
Genon Energy Incorporated†	1,294,108	5,163,491
Glow Energy PCL	31,600	52,406
GMR Infrastructure Limited†	111,348	88,001
GVK Power & Infrastructure Limited†	127,035	64,159
Iberdrola Renovables	61,276	271,513
International Power plc	95,727	502,175
JSW Energy Limited	47,611	74,040
Neyveli Lignite Corporation Limited†	4,901	11,413
NHPC Limited	199,612	110,342
NRG Energy Incorporated†«	136,204	3,372,411
NTPC Limited†	181,719	678,748

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Shares	Value

Independent Power Producers & Energy Traders (continued)

PNOC Energy Development Corporation	938,750	$147,344
Ratchaburi Electricity Generating Holding PCL ADR†	20,700	30,059
Reliance Power Limited†	82,833	216,990
Sechilienne SA	456	11,917
Solartron PCL†	391,200	37,183
Tractebel Energia SA	19,929	337,887
Transalta Corporation	12,700	281,436

		19,364,728

Multi-Utilities: 1.31%

ACEA SpA	1,765	19,279
AEM SpA	58,540	99,072
AGL Energy Limited	59,037	905,838
Alliant Energy Corporation	61,618	2,534,348
Ameren Corporation	131,606	3,910,014
ATCO Limited	1,929	126,151
Avista Corporation«	96,720	2,411,230
Black Hills Corporation	65,842	2,042,419
Canadian Utilities Limited Class A	4,999	294,672
Canadian Utilities Limited Class B	258	15,312
Centerpoint Energy Incorporated	217,210	4,198,669
Centrica plc	322,462	1,687,361
CMS Energy Corporation«	134,121	2,674,373
Consolidated Edison Incorporated«	32,615	1,730,552
Dominion Resources Incorporated	64,286	3,067,728
DTE Energy Company«	94,374	4,871,586
Enel Green Power SpA	87,603	244,701
Gaz de France	85,222	3,134,753
Hera SpA	15,096	37,801
Integrys Energy Group Incorporated	42,932	2,247,061
Just Energy Group Incorporated	8,403	129,317
MDU Resources Group Incorporated«	97,503	2,303,996
National Grid plc	239,235	2,463,569
NiSource Incorporated«	157,183	3,190,815
NorthWestern Corporation	61,431	2,031,523
NSTAR	58,350	2,686,434
OGE Energy Corporation	53,798	2,747,464
PG&E Corporation	45,365	1,967,934
Public Service Enterprise Group Incorporated	57,102	1,912,917
Scana Corporation«	64,057	2,605,198
Sempra Energy	24,009	1,324,577
Suez Environnement SA	15,347	321,901
TECO Energy Incorporated	113,164	2,172,749
United Utilities Group plc	41,317	422,751
Vector Limited	28,886	60,267
Vectren Corporation	138,437	3,906,692
Veolia Environnement	23,284	703,835
Wisconsin Energy Corporation	128,626	4,021,397
Xcel Energy Incorporated	254,238	6,288,848
YTL Corporation Berhad	472,780	248,129
YTL Power International Berhad	325,203	232,249

		77,995,482

Water Utilities: 0.10%

American Water Works Company Incorporated	96,578	2,897,306
Aqua America Incorporated«	74,950	1,706,612
China Water Affairs Group Limited	100,000	37,159
Guangdong Investment Limited	348,000	177,191
Hyflux Limited	52,500	86,837
Manila Water Company	64,900	27,184

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name		Shares	Value

Water Utilities (continued)

Northumbrian Water Group plc		18,233	$108,786
Pennon Group plc		20,480	227,405
Puncak Niaga Holding Berhad†		13,700	10,148
Severn Trent plc		13,143	327,330
Sound Global Limited		168,000	100,799

			5,706,757

Total Common Stocks (Cost $4,781,582,930)			5,760,367,044

	Expiration Date

Rights: 0.00%

Consumer Discretionary: 0.00%

Diversified Consumer Services: 0.00%
STX Corporation Company Limited (a) †	06/21/2011	719	2,698

Energy: 0.00%

Oil, Gas & Consumable Fuels: 0.00%
OMV AG (a) †	06/06/2011	9,020	0

Financials: 0.00%

Capital Markets: 0.00%
Eurazeo†	06/21/2011	1,295	1,942

Commercial Banks: 0.00%

Banca Popolare dell’Etruria e del Lazio†	06/17/2011	1,251	95
Banco Comercial Portugues SA†	06/09/2011	255,555	4,045
Commerzbank AG†	06/06/2011	43,597	55,525
Dexia SA(a) †	06/08/2011	37,502	7,271
Intesa Sanpaolo SpA†	06/10/2011	751,509	132,916
			199,852

Real Estate Management & Development: 0.00%
Brookfield Office Properties incorporated«†	06/10/2011	140,314	3,648

Industrials: 0.00%

Trading Companies & Distributors: 0.00%
Kloeckner & Company†	06/09/2011	3,266	10,528

Telecommunication Services: 0.00%

Diversified Telecommunication Services: 0.00%
True Corporation PCL(a) †	06/03/2011	227,062	19,109

Utilities: 0.00%

Electric Utilities: 0.00%
Cia General de Electricidad(a) †	06/10/2011	2,011	0

Gas Utilities: 0.00%
Gas Natural SDG SA†	06/21/2011	13,417	9,210

Total Rights (Cost $213,497)			246,987

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Expiration Date	Shares	Value

Warrants: 0.00%

Consumer Discretionary: 0.00%

Distributors: 0.00%
Tat Hong Holdings Limited(a) †	08/02/2013	700	$17

Hotels, Restaurants & Leisure: 0.00%
Minor International PCL†	05/18/2013	9,570	865

Leisure Equipment & Products: 0.00%
OSIM International Limited†	06/23/2011	17,515	18,320

Consumer Staples: 0.00%

Food & Staples Retailing: 0.00%

Sinarmas Land Limited†	11/18/2015	42,500	5,513
Krispy Kreme Doughnuts Incorporated†	03/02/2012	138	41

			5,554

Food Products: 0.00%
Kulim Malaysia Berhad†	02/27/2016	8,450	2,667

Energy: 0.00%

Energy Equipment & Services: 0.00%
Hong Kong Energy Holdings Limited†	06/08/2011	1,188	2

Oil, Gas & Consumable Fuels: 0.00%
Maurel et Prom SA†	06/30/2014	3,641	2,023

Financials: 0.00%

Real Estate Management & Development: 0.00%
HKC Holdings Limited†	06/08/2011	17,924	23

Materials: 0.00%

Metals & Mining: 0.00%

Kinross Gold Corporation†	09/17/2014	1,456	3,727
Resolute Mining Limited†	12/31/2011	321	185

			3,912

Total Warrants (Cost $18,096)			33,383

	Dividend Yield

Preferred Stocks: 0.84%

Consumer Discretionary: 0.05%

Automobiles: 0.05%

Bayerische Motoren Werke AG	3.01%	3,268	195,244
Fiat Industrial †	0.00	4,164	32,539
Fiat SpA	5.70	4,164	34,696
Porsche AG	1.07	8,830	614,014
Volkswagen AG	1.59	9,213	1,636,089

			2,512,582

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Dividend Yield	Shares	Value
Media: 0.00%

ProSiebenSat.1 Media AG	5.86%	4,409	$114,178

Textiles, Apparel & Luxury Goods: 0.00%
Hugo Boss AG	2.89	588	52,887

Consumer Staples: 0.07%

Beverages: 0.06%
Cia de Bebidas DAS Americas	3.84	112,480	3,471,891

Household Products: 0.01%
Henkel AG & Company KGaA	1.51	10,953	774,882

Energy: 0.16%

Oil, Gas & Consumable Fuels: 0.16%
Petroleo Brasileiro SA	4.29	625,358	9,548,328

Financials: 0.26%

Commercial Banks: 0.26%

Banco Bradesco SA	3.04	287,928	5,660,926
Banco Itau Holding Financeira SA	2.73	303,331	6,890,435
Investimentos Itau SA	3.14	387,408	2,899,882
Shinkin Central Bank	4.34	92	169,304
Swedbank AB	4.54	10,037	186,381

			15,806,928

Insurance: 0.00%
Unipol Gruppo Finanziario SpA†	0.00	18,590	$9,149

Materials: 0.22%

Chemicals: 0.02%

Braskem SA	3.74	30,900	483,746
Fuchs Petrolub AG	2.28	624	102,057
Sociedad Quimica y Minera de Chile SA Class B	1.12	12,509	783,047

			1,368,850

Metals & Mining: 0.20%

Bradespar SA	3.67	32,400	831,691
Companhia Vale do Rio Doce Class A	3.32	299,130	8,501,340
Gerdau SA	2.33	117,902	1,293,541
Metalurgica Gerdau SA	2.95	36,456	502,794
Usinas Siderurgicas de Minas Gerais SA Class A	4.27	71,402	685,622

			11,814,988

Telecommunication Services: 0.05%

Diversified Telecommunication Services: 0.02%

Brasil Telecom SA	6.10	31,319	315,423
Tele Norte Leste Participacoes SA	3.40	39,777	697,090
Telecomunicacoes de Sao Paulo SA	11.15	9,003	257,864
Telemar Norte Leste SA	3.29	3,078	114,322
			1,384,699

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Dividend Yield		Shares	Value

Wireless Telecommunication Services: 0.03%

Tim Participacoes SA	2.66%		106,188	$510,833
Vivo Participacoes SA	8.10		23,677	1,047,476
				1,558,309

Utilities: 0.03%

Electric Utilities: 0.03%

Centrais Electricas Brasileiras SA Preferred B	6.52		39,500	708,509
Cia Energetica de Minas Gerais	9.70		53,943	1,012,019
RWE AG	10.00		2,018	110,792
				1,831,320

Total Preferred Stocks (Cost $40,456,183)				50,248,991

	Interest Rate	Maturity Date		Principal

Convertible Bonds: 0.00%

Financials: 0.00%

Commercial Banks: 0.00%

Banco de Sabadell SA	7.75	11/11/2013	$722	718

Total Convertible Bonds (Cost $4,920)				718

Corporate Bonds and Notes: 0.00%

Health Care: 0.00%

Pharmaceuticals: 0.00%
Dr. Reddy Laboratories(a)	9.25	03/24/2014	485,340	10,775

Total Corporate Bonds and Notes (Cost $10,757)				10,775

Foreign Government Bonds@: 0.00%
Italia Certificati di Credito del Tesoro (EUR)(z)	2.34	12/31/2012	8,000	11,077

Total Foreign Government Bonds (Cost $34,489)				11,077

Short-Term Investments: 15.83%

Corporate Bonds and Notes: 0.11%

Gryphon Funding Limited(a)(i)(v)	0.00	08/05/2011	5,761,382	2,427,270
VFNC Corporation(a)(i)††(v)±	0.19	09/29/2011	6,931,530	3,881,657
				6,308,927

	Yield		Shares

Investment Companies: 15.72%

Wells Fargo Advantage Cash Investment Fund (l)(u)	0.05		150,469,619	150,469,619
Wells Fargo Securities Lending Cash Investments, LLC (l)(v)(u)	0.18		788,768,188	788,768,188
				939,237,807

Total Short-Term Investments (Cost $942,428,749)				945,546,734

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Total Investments in Securities (Cost $5,764,749,621)*	113.08%	$6,756,465,709
Other Assets and Liabilities, Net	(13.08)	(781,614,168)

Total Net Assets	100.00%	$5,974,851,541

†	Non-income earning securities.
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security.
(l)	Investment in an affiliate. The total cost of affiliated investments is $954,397,928.
††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
@	Foreign bond principal is denominated in local currency.
(z)	Zero coupon security. Rate represents yield to maturity.
(v)	Security represents investment of cash collateral received from securities on loan.
±	Variable rate investments.
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $5,846,727,854 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,092,521,232
Gross unrealized depreciation	(182,783,377)

Net unrealized appreciation	$909,737,855

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE Diversified Stock Portfolio

NOTES TO PORTFOLIO OF INVESTMENTS – May 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Diversified Stock Portfolio (the “Portfolio”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Portfolio’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Portfolio’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Portfolio to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. A Portfolio continues to receive interest or dividends on the securities loaned. A Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In the event of default or bankruptcy by the borrower, a Portfolio could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of a Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by a Portfolio fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Portfolio’s former securities lending agent, as the various participating Portfolios’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Portfolio. In order to eliminate the fluctuation of the various participating Portfolios’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Portfolio recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating Portfolio’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating Portfolio’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating Portfolio’s percentage ownership of the joint account as of such date.

Futures contracts

The Portfolio may be subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2011, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$5,759,455,172	$104,007	$807,865	$5,760,367,044
Rights	0	246,987	0	246,987
Warrants	0	30,658	2,725	33,383

Preferred stocks	50,248,991	0	0	50,248,991
Convertible bonds	0	718	0	718
Corporate bonds and notes	0	0	10,775	10,775
Foreign government bonds	0	11,077	0	11,077
Short-term investments
Corporate bonds and notes	0	0	6,308,927	6,308,927
Investment companies	150,469,619	788,768,188	0	939,237,807

Total	$5,960,173,782	$789,161,635	$7,130,292	$6,756,465,709

As of May 31, 2011, the inputs used in valuing the Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts	$7,104,877	$0	$0	$7,104,877

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended May 31, 2011, the Portfolio did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common stocks	Warrants	Rights	Corporate bonds and notes	Total
Balance as of February 28, 2011	$2,702,850	$29	$47,511	$7,031,768	$9,782,158
Accrued discounts (premiums)	0	0	0	0	0
Realized gains (losses)	(66,671)	0	32,927	0	(33,744)
Change in unrealized gains (losses)	(16,334)	2,696	(41,549)	223,463	168,276
Purchases	2,462	0	0	10,757	13,219
Sales	(82,368)	0	(38,889)	(946,286)	(1,067,543)
Transfers into Level 3	0	0	0	0	0
Transfers out of Level 3	(1,732,074)	0	0	0	(1,732,074)

Balance as of May 31, 2011	$807,865	$2,725	$0	$6,319,702	$7,130,292

Change in unrealized gains (losses) relating to securities still held at May 31, 2011	$(6,242)	$2,696	$0	$(130,681)	$(134,227)

Derivative transactions

During the three months ended May 31, 2011, the Portfolio entered into futures contracts to gain market exposure.

At May 31, 2011, the Portfolio had long futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Initial Contract Amount	Value at May 31, 2011	Net Unrealized Gains (Losses)
June 2011	457 Long	MSCI EAFE Index	$38,127,030	$39,779,565	$1,652,535
June 2011	482 Long	Russell 2000 Index	38,514,990	40,863,960	2,348,970
June 2011	542 Long	S&P 500 E-Mini Index	35,567,838	36,419,690	851,852
June 2011	433 Long	S&P Midcap 400 Index	41,031,160	43,282,680	2,251,520

The Portfolio had an average notional amount of $153,794,254 in futures contracts during the three months ended May 31, 2011. As of May 31, 2011, the Portfolio had segregated $8,191,920 as cash collateral for open futures contracts.

WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities: 0.23%
FHLMC±	0.13%	02/02/2012	$1,000,000	$999,887

Total Agency Securities (Cost $999,458)				999,887

Certificates of Deposit: 13.94%

ANZ National (International) Limited††±	0.40	09/13/2011	1,000,000	999,860
Banco Del Estado De Chile (New York)	0.21	06/07/2011	2,000,000	2,000,000
Banco Del Estado De Chile (New York)	0.25	06/03/2011	2,000,000	2,000,020
Bank of Montreal (Chicago)	0.15	06/09/2011	5,000,000	5,000,050
Barclays Bank plc (New York)±	0.60	04/16/2012	1,000,000	999,830
Barclays Bank plc (New York)±	0.66	01/17/2012	1,000,000	1,002,130
Barclays Bank plc (New York)±	0.70	10/24/2011	1,000,000	1,001,600
Barclays Bank plc (New York)±	0.75	08/12/2011	1,000,000	1,000,880
BNP Paribas (New York)	0.39	07/01/2011	1,000,000	1,000,180
Credit Agricole Corporate & Investment Bank (New York)	0.23	08/12/2011	2,000,000	1,999,880
Credit Agricole Corporate & Investment Bank (New York)	0.23	08/15/2011	2,000,000	1,999,880
Credit Agricole Corporate & Investment Bank (New York)	0.32	06/16/2011	1,000,000	1,000,060
Credit Agricole Corporate & Investment Bank (New York)	0.38	06/01/2011	1,000,000	1,000,010
Credit Agricole Corporate & Investment Bank (New York)	0.38	07/06/2011	1,000,000	1,000,170
Credit Agricole Corporate & Investment Bank (New York)	0.51	06/06/2011	1,000,000	1,000,050
DG Bank (New York)	0.23	08/15/2011	2,000,000	1,999,920
Lloyds Bank plc	0.25	06/02/2011	2,000,000	2,000,000
Lloyds Bank plc	0.47	11/01/2011	2,000,000	1,999,700
National Bank of Canada±	0.38	10/07/2011	1,000,000	999,830
Natixis (New York)±	0.54	07/07/2011	1,000,000	1,000,378
Nordea Bank Finland plc±	0.58	10/14/2011	1,000,000	1,001,140
Norinchukin Bank	0.16	06/02/2011	2,000,000	2,000,000
Norinchukin Bank	0.16	06/03/2011	2,000,000	2,000,000
Norinchukin Bank	0.16	06/07/2011	2,000,000	2,000,000
Rabobank Nederland NV (New York)±	0.28	01/10/2012	1,000,000	1,000,070
Rabobank Nederland NV (New York)±	0.29	12/06/2011	1,000,000	1,000,060
Rabobank Nederland NV (New York)±	0.29	04/24/2012	1,000,000	999,600
Royal Bank of Scotland±	0.53	09/13/2011	2,000,000	2,000,040
Skandinav Enskilda Banken	0.26	07/27/2011	2,000,000	2,000,120
Skandinav Enskilda Banken	0.29	06/28/2011	2,000,000	2,000,180
Societe Generale (New York)±	0.34	01/27/2012	1,000,000	1,000,080
Societe Generale (New York)±	0.51	08/12/2011	1,000,000	1,000,130
Sumitomo Mitsui Banking Corporation	0.15	06/01/2011	1,000,000	1,000,000
Sumitomo Mitsui Banking Corporation	0.15	06/02/2011	1,000,000	1,000,000
Sumitomo Mitsui Banking Corporation	0.15	06/03/2011	2,000,000	2,000,000
Sumitomo Trust & Banking Company Limited	0.16	06/02/2011	4,000,000	4,000,000
Sumitomo Trust & Banking Company Limited	0.16	06/07/2011	2,000,000	2,000,000
Svenska Handlsbanken AB	0.28	06/15/2011	1,000,000	1,000,040
Toronto-Dominion Bank±	0.28	01/12/2012	1,000,000	999,716

Total Certificates of Deposit (Cost $61,001,090)				61,005,604

Commercial Paper: 53.77%

ABN AMRO Funding USA LLC††^(p)	0.23	06/28/2011	1,000,000	999,860
ABN AMRO Funding USA LLC††^(p)	0.25	08/05/2011	1,000,000	999,600
Alachua County FL Health Facilities Authority	0.27	07/07/2011	1,000,000	1,000,000
Alaska Housing Finance Corporation	0.23	08/15/2011	1,000,000	999,510
Amsterdam Funding Corporation††(p)^	0.31	07/06/2011	1,000,000	999,810
Antalis US Funding Corporation††^	0.22	06/10/2011	1,000,000	999,950
Arabella Finance Limited††(p)^	0.41	06/28/2011	2,000,000	1,999,720
Argento Variable Funding Company Limited††(p)^	0.26	07/19/2011	2,000,000	1,999,440
Argento Variable Funding Company Limited††(p)^	0.26	08/09/2011	1,000,000	999,580
Argento Variable Funding Company Limited††(p)^	0.33	08/08/2011	1,000,000	999,590
ASB Finance Limited††±	0.37	12/05/2011	1,000,000	999,757
ASB Finance Limited††±	0.37	12/02/2011	1,000,000	999,760
Aspen Funding Corporation††(p)^	0.18	07/11/2011	1,000,000	999,778
Aspen Funding Corporation††(p)^	0.26	07/07/2011	1,000,000	999,810
Aspen Funding Corporation††(p)^	0.28	06/16/2011	1,000,000	999,920

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Commercial Paper (continued)
Atlantic Asset Securitization††(p)^	0.22%	08/02/2011	$2,000,000	$1,999,320
Atlantic Asset Securitization††(p)^	0.26	07/05/2011	1,000,000	999,840
Atlantic Asset Securitization††(p)^	0.26	07/11/2011	1,000,000	999,800
Atlantis One Funding Corporation††(p)^	0.14	06/13/2011	1,000,000	999,970
Autobahn Funding Company LLC††(p)^	0.26	06/15/2011	2,000,000	1,999,860
Axis Bank Limited^	0.41	07/25/2011	1,000,000	999,230
BGL BNP Paribas SA^	0.33	06/16/2011	2,000,000	1,999,900
BGL BNP Paribas SA^	0.39	07/07/2011	1,000,000	999,840
BNP Paribas Finance Incorporated^	0.23	06/03/2011	1,000,000	999,990
BNP Paribas Finance Incorporated^	0.31	06/09/2011	1,000,000	999,980
BNP Paribas Finance Incorporated^	0.38	07/08/2011	1,000,000	999,830
BNP Paribas Finance Incorporated^	0.38	07/18/2011	2,000,000	1,999,540
BNZ International Funding Limited††±(p)	0.35	10/12/2011	1,000,000	1,000,220
BNZ International Funding Limited††±(p)	0.36	10/07/2011	1,000,000	1,000,190
BPCE††^	0.34	06/08/2011	2,000,000	1,999,940
BPCE††^	0.38	06/16/2011	1,000,000	999,930
Bryant Park Funding LLC††^	0.19	07/20/2011	1,000,000	999,720
Caisse Centrale Desjardins du Quebec††^	0.25	06/09/2011	1,000,000	999,980
Caisse d’Amortissement de la Dette Sociale††^	0.23	06/06/2011	2,000,000	1,999,980
Cancara Asset Securitisation LLC††(p)^	0.15	06/16/2011	1,000,000	999,920
Cancara Asset Securitisation LLC††(p)^	0.15	06/17/2011	2,000,000	1,999,840
Cancara Asset Securitisation LLC††(p)^	0.24	08/08/2011	1,000,000	999,590
Cancara Asset Securitisation LLC††(p)^	0.25	07/20/2011	1,000,000	999,720
Chariot Funding LLC††(p)^	0.13	06/13/2011	1,000,000	999,960
Chariot Funding LLC††(p)^	0.13	06/14/2011	1,000,000	999,950
Concord Minutemen Capital Company††(p)^	0.00	06/01/2011	1,000,000	1,000,000
Concord Minutemen Capital Company††(p)^	0.34	06/07/2011	1,000,000	999,970
Concord Minutemen Capital Company††(p)^	0.35	06/08/2011	1,000,000	999,960
Concord Minutemen Capital Company††(p)^	0.38	06/16/2011	1,000,000	999,920
Concord Minutemen Capital Company††(p)^	0.38	06/17/2011	1,000,000	999,920
CRC Funding LLC††(p)^	0.26	06/13/2011	1,000,000	999,960
Crown Point Capital Company††(p)^	0.27	06/03/2011	1,000,000	999,990
Crown Point Capital Company††(p)^	0.34	06/07/2011	1,000,000	999,970
Crown Point Capital Company††(p)^	0.36	06/10/2011	1,000,000	999,950
Crown Point Capital Company††(p)^	0.37	06/13/2011	1,000,000	999,940
Crown Point Capital Company††(p)^	0.38	06/17/2011	1,000,000	999,920
Crown Point Capital Company††(p)^	0.38	06/20/2011	1,000,000	999,900
Crown Point Capital Company††(p)^	0.39	06/28/2011	500,000	499,930
Danske Corporation††^	0.20	07/08/2011	1,000,000	999,800
Danske Corporation††^	0.20	07/11/2011	2,000,000	1,999,560
Danske Corporation††^	0.21	07/13/2011	1,000,000	999,760
Danske Corporation††^	0.29	06/08/2011	1,000,000	999,970
District of Columbia	0.26	08/01/2011	800,000	800,016
Erste Finance LLC††	0.00	06/01/2011	4,000,000	4,000,000
European Investment Bank^	0.25	06/29/2011	2,000,000	1,999,760
Falcon Asset Securitization Company LLC††(p)^	0.14	06/20/2011	4,000,000	3,999,720
Fortis Funding LLC††(p)^	0.33	06/15/2011	2,000,000	1,999,900
GDF Suez††^	0.16	06/07/2011	3,000,000	2,999,940
GDF Suez††^	0.20	07/05/2011	1,000,000	999,820
Gemini Securitization Corporation††(p)^	0.00	06/01/2011	1,000,000	1,000,000
Gemini Securitization Corporation††(p)^	0.23	08/03/2011	1,000,000	999,620
Gemini Securitization Corporation††(p)^	0.24	07/12/2011	1,000,000	999,770
Gemini Securitization Corporation††(p)^	0.25	07/08/2011	1,000,000	999,800
Govco LLC††(p)^	0.22	08/22/2011	1,500,000	1,499,220
Govco LLC††(p)^	0.23	07/12/2011	1,000,000	999,770
Govco LLC††(p)^	0.24	07/22/2011	1,000,000	999,700
Govco LLC††(p)^	0.27	06/13/2011	1,000,000	999,940
Govco LLC††(p)^	0.27	06/15/2011	2,000,000	1,999,860
Grampian Funding LLC††(p)^	0.21	06/03/2011	500,000	500,000
Grampian Funding LLC††(p)^	0.27	07/12/2011	1,000,000	999,910
Grampian Funding LLC††(p)^	0.27	08/10/2011	1,000,000	999,810
Hennepin County MN±	0.23	07/22/2011	1,000,000	1,000,000
ICICI Bank Limited^	0.64	09/16/2011	1,000,000	999,260

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Commercial Paper (continued)
ING US Funding LLC^	0.31%	06/29/2011	$1,000,000	$999,860
Kells Funding LLC††(p)^	0.22	07/21/2011	1,000,000	999,750
Kells Funding LLC††(p)±	0.33	11/29/2011	2,000,000	2,000,160
Kells Funding LLC††(p)±	0.34	02/21/2012	2,000,000	1,996,340
Las Vegas Valley Water District	0.30	07/05/2011	2,000,000	2,000,100
Legacy Capital Company††(p)^	0.33	06/06/2011	1,000,000	999,970
Legacy Capital Company††(p)^	0.34	06/07/2011	1,000,000	999,970
Legacy Capital Company††(p)^	0.36	06/09/2011	1,000,000	999,960
Legacy Capital Company††(p)^	0.39	06/28/2011	500,000	499,930
Lexington Parker Capital Company LLC††(p)^	0.37	06/15/2011	1,000,000	999,910
Lexington Parker Capital Company LLC††(p)^	0.38	06/21/2011	1,000,000	999,870
Lexington Parker Capital Company LLC††(p)^	0.38	06/22/2011	2,000,000	1,999,720
Lexington Parker Capital Company LLC††(p)^	0.38	06/23/2011	2,000,000	1,999,700
LMA Americas LLC††(p)^	0.17	06/21/2011	1,000,000	999,900
LMA Americas LLC††(p)^	0.24	07/19/2011	1,000,000	999,720
LMA Americas LLC††(p)^	0.25	07/22/2011	2,000,000	1,999,400
LMA Americas LLC††(p)^	0.25	08/30/2011	1,000,000	999,420
LMA Americas LLC††(p)^	0.26	06/23/2011	1,000,000	999,890
LMA Americas LLC††(p)^	0.27	07/15/2011	1,000,000	999,750
LMA Americas LLC††(p)^	0.29	06/20/2011	1,000,000	999,900
Long Island Power Authority	0.26	06/01/2011	1,000,000	1,000,000
Macquarie Bank Limited††^	0.35	06/15/2011	1,000,000	999,910
Macquarie Bank Limited††^	0.40	06/29/2011	3,000,000	2,999,400
Macquarie Bank Limited††^	0.40	07/06/2011	1,000,000	999,740
Macquarie Bank Limited††^	0.40	07/12/2011	1,000,000	999,690
Massachusetts Water Resources Authority	0.27	08/10/2011	1,000,000	1,000,040
Matchpoint Master Trust††(p)^	0.16	06/27/2011	4,000,000	3,999,560
Matchpoint Master Trust††(p)^	0.23	08/15/2011	2,000,000	1,999,200
Metlife Short Term Funding††(p)^	0.23	08/11/2011	2,000,000	1,999,240
Metlife Short Term Funding††(p)^	0.24	07/13/2011	2,000,000	1,999,600
Metropolitan Transportation Authority	0.27	08/02/2011	1,000,000	1,000,120
Metropolitan Transportation Authority	0.26	06/02/2011	1,000,000	1,000,000
Mont Blanc Capital Corporation††(p)^	0.26	06/07/2011	1,000,000	999,970
Montgomery County MD	0.29	06/06/2011	1,000,000	1,000,020
Natexis Banques Populaires^	0.34	07/01/2011	1,000,000	999,840
Natexis Banques Populaires^	0.35	06/10/2011	1,000,000	999,960
Nationwide Building Society††^	0.36	07/05/2011	1,000,000	999,820
Nationwide Building Society††^	0.36	07/06/2011	1,000,000	999,810
Nationwide Building Society††^	0.36	07/07/2011	1,000,000	999,810
Newport Funding Corporation††(p)^	0.25	07/11/2011	1,000,000	999,780
Newport Funding Corporation††(p)^	0.29	06/21/2011	1,000,000	999,900
Nieuw Amsterdam Receivables Corporation††(p)^	0.18	07/21/2011	1,000,000	999,739
Nieuw Amsterdam Receivables Corporation††(p)^	0.22	08/05/2011	570,000	569,795
Nieuw Amsterdam Receivables Corporation††(p)^	0.22	08/09/2011	1,000,000	999,620
Nieuw Amsterdam Receivables Corporation††(p)^	0.25	07/12/2011	1,000,000	999,790
Nieuw Amsterdam Receivables Corporation††(p)^	0.25	08/01/2011	1,000,000	999,670
Nieuw Amsterdam Receivables Corporation††(p)^	0.26	07/07/2011	800,000	799,864
Northern Pines Funding LLC††(p)^	0.29	07/11/2011	1,000,000	999,780
Northern Pines Funding LLC††(p)^	0.29	07/15/2011	1,000,000	999,750
Northern Pines Funding LLC††(p)^	0.31	08/23/2011	1,000,000	999,440
PB Financing Delaware Incorporated††^	0.48	08/22/2011	1,000,000	999,280
PB Financing Delaware Incorporated††^	0.49	06/07/2011	1,000,000	999,960
PB Financing Delaware Incorporated††^	0.49	06/27/2011	1,000,000	999,820
PB Financing Delaware Incorporated††^	0.49	07/20/2011	1,000,000	999,620
PB Financing Delaware Incorporated††^	0.49	07/26/2011	1,000,000	999,570
PB Financing Delaware Incorporated††^	0.49	08/10/2011	1,000,000	999,420
PB Financing Delaware Incorporated††^	0.51	07/07/2011	1,000,000	999,730
Providence WA Health & Services	0.26	08/01/2011	1,000,000	1,000,080
Prudential plc††^	0.27	07/12/2011	1,000,000	999,770
Prudential plc††^	0.34	07/05/2011	1,000,000	999,820
Prudential plc††^	0.36	07/13/2011	1,000,000	999,760
Prudential plc††^	0.37	07/18/2011	1,000,000	999,730
Prudential plc††^	0.37	07/21/2011	2,000,000	1,999,420

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Commercial Paper (continued)
RBS Finance NV North America Incorporated^	0.24%	08/11/2011	$1,000,000	$999,550
Regency Markets #1 LLC††(p)^	0.15	06/20/2011	3,000,000	2,999,700
Regency Markets #1 LLC††(p)^	0.17	06/27/2011	2,000,000	1,999,740
Rhein-Main Security Limited††(p)^	0.34	06/27/2011	2,000,000	1,999,740
Rhein-Main Security Limited††(p)^	0.47	07/11/2011	1,000,000	999,780
Rheingold Securitization††(p)^	0.33	06/16/2011	1,000,000	999,920
Rheingold Securitization††(p)^	0.47	07/11/2011	1,000,000	999,780
Rheingold Securitization††(p)^	0.47	07/15/2011	1,000,000	999,750
San Jose CA International Airport	0.24	06/09/2011	1,000,000	1,000,000
SBAB Bank AB††^	0.34	06/07/2011	1,000,000	999,980
Scaldis Capital LLC††(p)^	0.10	06/02/2011	1,000,000	999,990
Scaldis Capital LLC††(p)^	0.16	06/07/2011	1,000,000	999,970
Scaldis Capital LLC††(p)^	0.17	06/08/2011	1,000,000	999,970
Scaldis Capital LLC††(p)^	0.18	06/13/2011	1,000,000	999,950
Sheffield Receivable††(p)^	0.14	06/28/2011	2,000,000	1,999,760
Silver Tower US Funding LLC††(p)^	0.33	06/07/2011	1,000,000	999,969
Skandinaviska Enskilda Banken AB††^	0.13	06/08/2011	1,000,000	999,973
Skandinaviska Enskilda Banken AB††^	0.24	08/29/2011	3,000,000	2,998,125
Solitaire Funding LLC††(p)^	0.24	07/19/2011	500,000	499,880
Solitaire Funding LLC††(p)^	0.24	08/09/2011	1,000,000	999,640
Solitaire Funding LLC††(p)^	0.25	07/21/2011	1,000,000	999,750
Solitaire Funding LLC††(p)^	0.25	07/27/2011	1,000,000	999,720
Solitaire Funding LLC††(p)^	0.27	06/10/2011	1,000,000	999,960
Solitaire Funding LLC††(p)^	0.28	06/13/2011	1,000,000	999,950
St Joseph County IN^	0.27	06/15/2011	1,000,000	999,880
Standard Chartered Bank††^	0.29	07/11/2011	2,000,000	1,999,560
Suncorp Group Limited††^	0.38	08/03/2011	2,000,000	1,999,240
Suncorp Group Limited††^	0.39	08/09/2011	1,000,000	999,570
Suncorp Group Limited††^	0.45	06/08/2011	1,000,000	999,970
Surrey Funding Corporation††(p)^	0.24	07/07/2011	1,000,000	999,830
Swedbank AB^	0.22	08/02/2011	1,000,000	999,626
Swedbank AB^	0.26	08/08/2011	1,000,000	999,570
Swedbank AB^	0.27	07/29/2011	1,000,000	999,660
Swedbank AB^	0.27	08/04/2011	1,000,000	999,610
Tasman Funding Incorporated††(p)^	0.16	06/10/2011	1,000,000	999,950
Tasman Funding Incorporated††(p)^	0.23	08/08/2011	1,000,000	999,590
Tasman Funding Incorporated††(p)^	0.24	08/17/2011	1,000,000	999,520
Tasman Funding Incorporated††(p)^	0.30	06/14/2011	1,000,000	999,930
Thames Asset Global Securitization††(p)^	0.15	06/17/2011	2,000,000	1,999,840
Thames Asset Global Securitization††(p)^	0.26	07/08/2011	1,000,000	999,800
Thames Asset Global Securitization††(p)^	0.28	06/20/2011	2,000,000	1,999,800
Thames Asset Global Securitization††(p)^	0.43	06/07/2011	894,000	893,973
University of Texas System General Endowment Fund	0.20	06/02/2011	1,000,000	1,000,000
Versailles CP LLC††(p)^	0.36	07/05/2011	1,000,000	999,820
Versailles CP LLC††(p)^	0.36	07/08/2011	2,000,000	1,999,600
Westpac Securities NZ Limited††±	0.33	08/19/2011	1,000,000	999,990
Westpac Securities NZ Limited††±	0.35	10/13/2011	1,000,000	999,840
Windmill Funding Corporation††(p)^	0.14	06/24/2011	700,000	699,925
Windmill Funding Corporation††(p)^	0.23	08/22/2011	1,000,000	999,524

Total Commercial Paper (Cost $235,206,353)				235,220,584

Corporate Bonds and Notes: 2.49%

Energy: 0.05%

Oil, Gas & Consumable Fuels: 0.05%

Seariver Maritime Incorporated(i)±	0.40	10/01/2011	200,000	200,000

Financials: 2.42%

Commercial Banks: 1.60%

Bank of America Corporation±	1.13	12/02/2011	1,000,000	1,004,672

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Commercial Banks (continued)
ING Bank NV††±	0.78%	02/02/2012	$1,000,000	$999,769
ING Bank NV††±	0.78	02/10/2012	1,000,000	1,000,000
Royal Bank of Scotland±	0.46	10/31/2011	2,000,000	1,999,760
UBS AG±	1.36	02/23/2012	2,000,000	2,014,412

				7,018,613

Diversified Financial Services: 0.82%

Citigroup Incorporated±	0.60	04/30/2012	1,000,000	1,004,000
GBG LLC Custody Receipts††±§	0.25	09/01/2027	179,000	179,000
General Electric Capital Corporation±	0.51	03/12/2012	1,000,000	1,003,023
General Electric Capital Corporation±	1.24	12/09/2011	1,000,000	1,005,378
LTF Real Estate LLC††±§	0.27	06/01/2033	385,000	385,000

				3,576,401

Health Care: 0.02%

Health Care Providers & Services: 0.02%
Acts Retirement Life Communities Incorporated±§	0.17	11/15/2029	97,000	97,000

Total Corporate Bonds and Notes (Cost $10,888,565)				10,892,014

Municipal Bonds and Notes: 11.41%

Alabama: 0.34%
Lower Alabama Gas District Supply Revenue Series A (Utilities Revenue, Societe Generale LOC)±§	0.20	11/01/2027	500,000	500,000
Southeast Alabama Gas District Alabama Revenue Supply Project Series A (IDR)±§	0.17	08/01/2027	1,000,000	1,000,000

				1,500,000

California: 2.21%

California HFA Revenue Home Mortgage Series M (Housing Revenue, FNMA Insured)±§	0.17	08/01/2034	500,000	500,000
California PCFA Pacific Gas & Electric Series B (IDR, JPMorgan Chase Bank LOC)±§	0.15	11/01/2026	1,000,000	1,000,000
California HFFA Catholic Healthcare West Series H (Health Revenue, Bank of America Corporation LOC)±§	0.15	07/01/2035	200,000	200,000
California Stanford Hospital Series B (Health Revenue, FNMA Insured)±§	0.18	08/01/2036	230,000	230,000
City of Newport Beach CA Hoag Memorial Hospital Series E (Health Revenue, Bank of America Corporation LOC)±§	0.16	12/01/2040	500,000	500,000
City of Newport Beach CA Hoag Memorial Hospital Series D (Health Revenue, Bank of America Corporation LOC)±§	0.15	12/01/2040	2,000,000	2,000,000
East Bay CA Municipal Wastewater Systems Series A (Utilities Revenue)±§	0.13	06/01/2038	495,000	495,000
Metropolitan Water District Southern California Waterworks Revenue Series B (Utilities Revenue, JPMorgan Chase Bank LOC)±§	0.15	07/01/2027	1,000,000	1,000,000
Pasadena CA COP Series A (Lease Revenue, Bank of America Corporation LOC)±§	0.17	02/01/2035	250,000	250,000
Riverside CA Series C (Utilities Revenue, Bank of America Corporation LOC)±§	0.16	10/01/2035	495,000	495,000
Sacramento County CA Sanitation District Financing Authority Subordinate Lien Sacramento Regulation Series C (Water & Sewer Revenue, Bank of America Corporation LOC)±§	0.17	12/01/2030	1,000,000	1,000,000
Southern California Public Power Authority Magnolia Power Project Series 2009-1-A (Utilities Revenue, KBC Bank NA LOC)±§	0.16	07/01/2036	2,000,000	2,000,000

				9,670,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Colorado: 0.28%

Colorado HFA Taxable Multifamily Project Series A1 (GO-Local)±§	0.21%	10/01/2033	$980,000	$980,000
Colorado HFA Taxable Multifamily Project Series B2 (GO-Local)±§	0.18	05/01/2050	250,000	250,000

				1,230,000

Delaware: 0.27%

Delaware State EDA Delaware Clean Power Project Series B (Resource Recovery Revenue)±§	0.14	08/01/2029	200,000	200,000
Delaware State EDA Delaware Clean Power Project Series C (Resource Recovery Revenue)±§	0.13	08/01/2029	1,000,000	1,000,000

				1,200,000

Florida: 0.36%

Florida Municipal Power Agency All Requirements Supply Series C (Utilities Revenue, Bank of America Corporation LOC)±§	0.14	10/01/2035	1,000,000	1,000,000
Palm Beach County FL Pine Crest Preparatory School Project (Education Revenue, Bank of America Corporation LOC)±§	0.22	06/01/2032	580,000	580,000

				1,580,000

Georgia: 0.23%

Columbus GA Development Authority Taxable Independence Place (Housing Revenue, ACA Insured)††±§	0.20	10/01/2039	1,000,000	1,000,000

Indiana: 0.06%

Richmond IN Reid Hospital & Health Care Services Incorporated Series A (Health Revenue, AGM Insured)±§	0.14	01/01/2040	245,000	245,000

Iowa: 0.46%

Iowa Finance Authority Great River Medical Center Project (Health Revenue, JPMorgan Chase Bank LOC)±§	0.15	06/01/2027	2,000,000	2,000,000

Louisiana: 0.11%

St. James Parish LA Series A-1(IDR)±§	0.20	11/01/2040	500,000	500,000

Maryland: 0.34%

Baltimore MD Package Systems Facilities (Transportation Revenue, Bank of America Corporation LOC)±§	0.17	07/01/2032	985,000	985,000
Maryland CDA Department Housing & Community Development Series 2006-G (Housing Revenue)±§	0.22	09/01/2040	500,000	500,000

				$1,485,000

Massachusetts: 0.65%

Massachusetts Department of Transportation Metro Highway Systems Contract Assistance Series A-4 (Transportation Revenue, GO of Commonwealth Insured)±§	0.13	01/01/2039	500,000	500,000
Massachusetts Development Finance Agency Babson College B (Education Revenue, Citizens Bank NA LOC)±§	0.16	10/01/2031	330,000	330,000
Massachusetts State HEFA Series N-3 (Health Revenue, JPMorgan Chase Bank NA LOC)±§	0.16	10/01/2038	2,000,000	2,000,000

				2,830,000

Minnesota: 0.05%

Minnesota State HFA Residential Housing Series T (Housing Revenue, GO of Agency Insured)±§	0.20	07/01/2048	215,000	215,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

6

WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Missouri: 0.23%

Missouri Development Finance Board Cultural Facilities (Miscellaneous Revenue, Bank of America Corporation LOC)±§	0.11%	12/01/2037	$1,000,000	$1,000,000

Nevada: 0.11%

Las Vegas NV Economic Development Revenue Keep Memory Alive Project (Miscellaneous Revenue, PNC Bank NA LOC)±§	0.16	05/01/2037	500,000	500,000

New Jersey: 0.91%

New Jersey State Housing & Mortgage Finance Agency (Housing Revenue, Bank of America Corporation LOC)±§	0.15	05/01/2048	995,000	995,000
New Jersey State TRAN PUTTER Series 3849 (Miscellaneous Revenue) (Miscellaneous Revenue)††±	0.15	06/23/2011	1,000,000	1,000,000
New Jersey State TRAN PUTTER Series 3889 (Miscellaneous Revenue)††±	0.15	06/23/2011	1,000,000	1,000,000
Salem County NJ PCFA Atlantic City Electric (Utilities Revenue, JPMorgan Chase Bank LOC)±§	0.18	04/15/2014	1,000,000	1,000,000

				3,995,000

New York: 0.57%

Abraham Joshua Hesehal School NY (Miscellaneous Revenue, TD Bank NA LOC)±§	0.20	01/01/2040	500,000	500,000
New York State Housing Finance Agency (Housing Revenue, FNMA Insured)±§	0.19	05/01/2029	500,000	500,000
New York State Housing Finance Agency Victory Housing Series 2004-A (Housing Revenue, FHLMC Insured)±§	0.17	11/01/2033	500,000	500,000
New York State Subseries J4 (Tax Revenue)±§	0.14	08/01/2025	1,000,000	1,000,000

				2,500,000

North Carolina: 0.11%

North Carolina Medical Care Commission University Health System Series B-2 (Health Revenue, Branch Banking & Trust LOC)±§	0.19	12/01/2036	490,000	490,000

Ohio: 0.28%

Allen County OH Catholic Healthcare Series A (Health Revenue, Bank of America Corporation LOC)±§	0.14	10/01/2031	1,000,000	1,000,000
Ohio State HFA Residential Management Taxable Series I (Housing Revenue, GNMA Insured)±§	0.20	09/01/2039	214,000	214,000

				1,214,000

Pennsylvania: 0.57%

Doylestown PA Hospital Authority Series B (HFCR, PNC Bank NA LOC)±§	0.15	07/01/2037	500,000	$500,000
Pennsylvania State TRAN PUTTER (Miscellaneous Revenue)††±	0.28	06/30/2011	1,500,000	1,500,000
Philadelphia PA Hospitals and HEFAR Children’s Hospital (Health Revenue)±§	0.12	07/01/2041	500,000	500,000

				2,500,000

South Carolina: 0.23%

South Carolina Public Service Authority (Miscellaneous Revenue)±§	0.24	01/01/2050	1,000,000	1,000,000

Tennessee: 0.22%

Johnson City TN Health & Educational Facilities Board (Health Revenue, PNC Bank NA LOC)±§	0.20	07/01/2033	500,000	500,000
Montgomery County TN Public Building Authority (Miscellaneous Revenue, Bank of America Corporation LOC)±§	0.15	02/01/2036	450,000	450,000

				950,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

7

WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Texas: 2.03%

Bexar County TX Health Facilities Development (Health Revenue, JPMorgan Chase Bank NA LOC)±§	0.20%	12/01/2032	$1,960,000	$1,960,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series D1 (Health Revenue, JPMorgan Chase Bank LOC)±§	0.19	06/01/2029	1,000,000	1,000,000
Midlothian TX Industrial Development Corporation (IDR, UBS AG LOC)±§	0.15	08/01/2034	1,000,000	1,000,000
Port Arthur TX Naval District Environmental Facilities Motiva Enterprises Project Series B (Resource Recovery Revenue)±§	0.12	12/01/2039	1,000,000	1,000,000
Texas State Taxable Product Development Program Series A (Miscellaneous Revenue, Nations Bank NA LOC)±§	0.19	06/01/2045	100,000	100,000
Texas State TRAN PUTTER (Miscellaneous Revenue)††±	0.15	08/31/2011	1,500,000	1,500,000
Tyler TX Health Facilities Development Corporation Mother Frances Hospital Series B (Health Revenue, Bank of America Corporation LOC)±§	0.28	07/01/2020	300,000	300,000
University of Texas System Series A (Education Revenue)±§	0.12	07/01/2037	2,000,000	2,000,000

				8,860,000

Virginia: 0.46%

Harrisonburg VA Redevelopment & Housing Authority (Housing Revenue, Bank of America Corporation LOC)±§	0.22	05/01/2026	2,000,000	2,000,000

Wisconsin: 0.11%

Wisconsin Housing & Economic Development Authority (Housing Revenue, GO of Authority Insured)±§	0.19	05/01/2030	495,000	495,000

Wyoming: 0.22%

Wyoming Student Loan Corporation Series A (Education Revenue, Royal Bank of Canada LOC)±§	0.20	06/01/2035	960,000	960,000

Total Municipal Bonds and Notes (Cost $49,919,000)				49,919,000

Repurchase Agreements (z): 9.10%
Barclays Capital Incorporated, dated 05/31/2011, maturity value $2,000,008 (1)	0.14	06/01/2011	2,000,000	$2,000,000
Barclays Capital Incorporated, dated 05/31/2011, maturity value $4,000,013 (2)	0.12	06/01/2011	4,000,000	4,000,000
BNP Paribas Securities Corporation, dated 05/31/2011, maturity value $5,000,018 (3)	0.13	06/01/2011	5,000,000	5,000,000
Citigroup Global Markets, dated 05/31/2011, maturity value $4,000,016 (4)	0.14	06/01/2011	4,000,000	4,000,000
Deutsche Bank Securities, dated 05/31/2011, maturity value 8,000,029 (5)	0.13	06/01/2011	8,000,000	8,000,000
JPMorgan Securities, dated 05/31/2011, maturity value $1,000,005 (6)	0.19	06/01/2011	1,000,000	1,000,000
RBS Securities Incorporated, dated 05/31/2011, maturity value $4,000,016 (7)	0.14	06/01/2011	4,000,000	4,000,000
Societe Generale (New York), dated 05/31/2011, maturity value $5,000,019 (8)	0.14	06/01/2011	5,000,000	5,000,000
UBS Securities LLC, dated 05/31/2011, maturity value $6,819,158 (9)	0.13	06/01/2011	6,819,133	6,819,133

Total Repurchase Agreements (Cost $39,819,133)				39,819,133

Secured Master Note Agreement: 1.62%
Bank of America Securities LLC(a)±§	0.26	09/09/2034	7,100,000	7,100,000

Total Secured Master Note Agreement (Cost $7,100,000)				7,100,000

Time Deposits: 6.63%
Abbey National Treasury Services	0.13	06/01/2011	6,000,000	6,000,000
Banco Santander (Madrid)	0.13	06/02/2011	6,000,000	6,000,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

8

WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value

Time Deposits (continued)
Bayer AG	0.14%	06/01/2011	$2,000,000	$2,000,000
Bayer AG	0.14	06/03/2011	2,000,000	2,000,000
DZ Bank AG	0.13	06/02/2011	2,000,000	2,000,000
Groupe BPCE	0.12	06/01/2011	5,000,000	5,000,000
Intesa Sanpaolo SpA (London)	0.14	06/01/2011	1,000,000	1,000,000
KBC Bank NV (Brussels)	0.13	06/01/2011	5,000,000	5,000,000

Total Time Deposits (Cost $29,000,000)				29,000,000

US Treasury Securities: 2.63%
US Treasury Bill^	0.05	08/18/2011	2,500,000	2,499,745
US Treasury Bill^	0.12	10/06/2011	5,000,000	4,998,940
US Treasury Bill^	0.15	08/25/2011	3,000,000	2,999,631
US Treasury Bill^	0.18	08/11/2011	1,000,000	999,911

Total US Treasury Securities (Cost $11,495,536)				11,498,227

Total Investments in Securities (Cost $445,429,135)*	101.82%			445,454,449

Other Assets and Liabilities, Net	(1.82)			(7,966,261)

Total Net Assets	100.00%			$437,488,188

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(i)	Illiquid security.
(p)	Asset-backed commercial paper.
§	These securities are subject to a demand feature which reduces the effective maturity.
±	Variable rate investments.
^	Zero coupon security. Rate represents yield to maturity.
(z)	Collateralized by:
(1)	U.S. government securities, 1.75% to 2.625%,05/31/2016 to 04/30/2018, market value including accrued interest is $2,040,000.
(2)	U.S. government securities, 0.00% to 5.25%, 07/29/2011 to 02/10/2031, market value including accrued interest is $4,080,000.
(3)	U.S. government securities, 3.50% to 6.50%, 04/01/2025 to 05/01/2041, market value including accrued interest is $5,150,000.
(4)	U.S. government securities, 2.28% to 6.00%, 12/01/2020 to 05/01/2041, market value including accrued interest is $4,120,000.
(5)	U.S. government securities, 3.50% to 7.00%, 03/01/2023 to 05/01/2041, market value including accrued interest is $8,240,000.
(6)	Commercial papers, 0.00%, 06/23/2011 to 08/23/2011, market value is $1,020,009.
(7)	U.S. government securities, 3.00% to 9.50%, 06/01/2011 to 08/01/2047, market value including accrued interest is $4,120,007.
(8)	U.S. government securities, 1.75% to 7.00%, 11/01/2013 to 12/01/2047, market value including accrued interest is $5,150,000.
(9)	U.S. government securities, 3.00% to 6.50%, 08/01/2024 to 12/01/2048, market value including accrued interest is $7,023,707.
*	Cost for federal income tax purposes is $445,429,135 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$32,309
Gross unrealized depreciation	(6,995)

Net unrealized appreciation	$25,314

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

9

WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – May 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Short-Term Investment Portfolio (the “Portfolio”).

Securities valuation

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Portfolio to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Repurchase agreements

The Portfolio may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Portfolio in the event that the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Portfolio seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

1 | Page

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2011, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency securities	$0	$999,887	$0	$999,887
Certificates of deposit	0	61,005,604	0	61,005,604
Commercial paper	0	235,220,584	0	235,220,584
Corporate bonds and notes	0	10,892,014	0	10,892,014
Municipal bonds and notes	0	49,919,000	0	49,919,000
Repurchase agreements	0	39,819,133	0	39,819,133
Secured master note agreement	0	7,100,000	0	7,100,000
Time deposits	0	29,000,000	0	29,000,000
U.S. Treasury securities	11,498,227	0	0	11,498,227

Total	$11,498,227	$433,956,222	$0	$445,454,449

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended May 31, 2011, the Portfolio did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Municipal bonds and notes	Secured Master Note Agreement	Total
Balance as of February 28, 2011	$1,000,000	$6,500,000	$7,500,000
Realized gains (losses)	0	0	0
Change in unrealized gains (losses)	0	0	0
Purchases	0	0	0
Sales	0	0	0
Transfers into Level 3	0	0	0
Transfers out of Level 3	(1,000,000)	(6,500,000)	(7,500,000)

Balance as of May 31, 2011	$0	$0	$0

Change in unrealized gains (losses) relating to securities still held at May 31, 2011	$0	$0	$0

2 | Page

The following is a list of common abbreviations for terms and entities which may have appeared in the portfolio of investments.

ABAG — Association of Bay Area Governments

ACB — Agricultural Credit Bank

ADR — American Depositary Receipt

ADS — American Depository Shares

AGC-ICC — Assured Guaranty Corporation - Insured Custody Certificates

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

ARM — Adjustable Rate Mortgages

AUD — Australian Dollar

BAN — Bond Anticipation Notes

BART — Bay Area Rapid Transit

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazil Real

CAD — Canadian Dollar

CDA — Community Development Authority

CDO — Collateralized Debt Obligation

CDSC — Contingent Deferred Sales Charge

CGIC — Capital Guaranty Insurance Company

CGY — Capital Guaranty Corporation

CHF — Swiss Franc

CIFG — CDC (Caisse des Dépôts et Consignations) IX IS Financial Guarantee

COP — Certificate of Participation

CP — Commercial Paper

CR — Custody Receipts

CTF — Common Trust Fund

DEM — Deutsche Mark

DKK — Danish Krone

DRIVER — Derivative Inverse Tax-Exempt Receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDFA — Economic Development Finance Authority

ETET — Eagle Tax-Exempt Trust

ETF — Exchange-Traded Fund

EUR — Euro

FFCB — Federal Farm Credit Bank

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Authority

FHAG — Federal Housing Agency

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FRF — French Franc

FSA — Farm Service Agency

GBP — Great British Pound

GDR — Global Depositary Receipt

GNMA — Government National Mortgage Association

GO — General Obligation

HCFR — Healthcare Facilities Revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher Education Facilities Authority Revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong Dollar

HUD — Housing & Urban Development

HUF — Hungarian Forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial Development Revenue

IEP — Irish Pound

JPY — Japanese Yen

KRW — Republic of Korea Won

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LLP — Limited Liability Partnership

LOC — Letter of Credit

LP — Limited Partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multi-Family Housing Revenue

MFMR — Multi-Family Mortgage Revenue

MMD — Municipal Market Data

MSTR — Municipal Securities Trust Receipts

MTN — Medium Term Note

MUD — Municipal Utility District

MXN — Mexican Peso

MYR — Malaysian Ringgit

NATL-RE — National Public Finance Guarantee Corporation

NLG — Netherlands Guilder

NOK — Norwegian Krone

NZD — New Zealand Dollar

PCFA — Pollution Control Finance Authority

PCR — Pollution Control Revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable Floating Option Tax-Exempt Receipts

plc — Public Limited Company

PLN — Polish Zloty

PSFG — Public School Fund Guaranty

PUTTER — Puttable Tax-Exempt Receipts

R&D — Research & Development

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real Estate Investment Trust

ROC — Reset Option Certificates

SEK — Swedish Krona

SFHR — Single Family Housing Revenue

SFMR — Single Family Mortgage Revenue

SGD — Singapore Dollar

SKK — Slovakian Koruna

SLMA — Student Loan Marketing Association

SPDR — Standard & Poor’s Depositary Receipts

STIT — Short-Term Investment Trust

TAN — Tax Anticipation Notes

TBA — To Be Announced

TIPS — Treasury Inflation-Protected Securities

TRAN — Tax Revenue Anticipation Notes

TCR — Transferable Custody Receipts

TRY — Turkish Lira

TTFA — Transportation Trust Fund Authority

USD — Unified School District

XLCA — XL Capital Assurance

ZAR — South African Rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	July 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Master Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	July 27, 2011

By:	/s/ Kasey L. Phillips

Kasey L. Phillips
Treasurer

Date:	July 27, 2011